UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 to September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2007

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2007

BlackRock Aggressive Growth Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-3
BlackRock Diversified Portfolio	MSF-11
BlackRock Large Cap Value Portfolio	MSF-20
BlackRock Legacy Large Cap Growth Portfolio	MSF-23
BlackRock Money Market Portfolio	MSF-25
BlackRock Strategic Value Portfolio	MSF-28
Capital Guardian U.S. Equity Portfolio	MSF-31
Davis Venture Value Portfolio	MSF-35
FI International Stock Portfolio	MSF-38
FI Large Cap Portfolio	MSF-42
FI Mid Cap Opportunities Portfolio	MSF-44
FI Value Leaders Portfolio	MSF-46
Franklin Templeton Small Cap Growth Portfolio	MSF-48
Harris Oakmark Focused Value Portfolio	MSF-50
Harris Oakmark Large Cap Value Portfolio	MSF-51
Jennison Growth Portfolio	MSF-53
Lehman Brothers Aggregate Bond Index Portfolio	MSF-55
Loomis Sayles Small Cap Portfolio	MSF-64
MetLife Aggressive Allocation Portfolio	MSF-68
MetLife Conservative Allocation Portfolio	MSF-69
MetLife Conservative To Moderate Allocation Portfolio	MSF-70
MetLife Mid Cap Stock Index Portfolio	MSF-71
MetLife Moderate Allocation Portfolio	MSF-77
MetLife Moderate to Aggressive Allocation Portfolio	MSF-78
MetLife Stock Index Portfolio	MSF-79
MFS Total Return Portfolio	MSF-86
Morgan Stanley EAFE Index Portfolio	MSF-97
Neuberger Berman Mid Cap Value Portfolio	MSF-107
Oppenheimer Global Equity Portfolio	MSF-109
Russell 2000 Index Portfolio	MSF-112
T. Rowe Price Large Cap Growth Portfolio	MSF-130
T. Rowe Price Small Cap Growth Portfolio	MSF-133
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-138
Western Asset Management U.S. Government Portfolio	MSF-148
Zenith Equity Portfolio	MSF-152

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
BE Aerospace, Inc.	318,400	$13,223,152
Goodrich Corp.	307,300	20,967,079
Precision Castparts Corp.	105,180	15,564,536

		49,754,767

Air Freight & Logistics—0.9%
UTi Worldwide, Inc.	530,500	12,190,890

Biotechnology—1.3%
Martek Biosciences Corp. (a) (b)	566,000	16,430,980

Capital Markets—2.2%
Affiliated Managers Group, Inc. (a) (b)	79,000	10,073,290
Invesco, Plc. (ADR) (a)	268,400	7,327,320
State Street Corp.	1	65
T. Rowe Price Group, Inc.	181,800	10,124,442

		27,525,117

Chemicals—3.5%
Agrium, Inc.	437,700	23,802,126
Celanese Corp.	548,700	21,388,326

		45,190,452

Commercial Services & Supplies—4.9%
Employee Solutions, Inc. (b) (c)	484	0
Genpact, Ltd. (a)	397,700	6,741,015
IHS, Inc. (b)	383,200	21,646,969
Iron Mountain, Inc. (a) (b)	624,300	19,028,664
TeleTech Holdings, Inc. (b)	609,200	14,565,972

		61,982,620

Communications Equipment—5.7%
Foundry Networks, Inc. (b)	853,600	15,168,472
Harris Corp.	574,520	33,201,511
Juniper Networks, Inc. (b)	652,000	23,869,720

		72,239,703

Diversified Financial Services—2.2%
CME Group, Inc.	47,030	27,623,071

Electrical Equipment—2.3%
AMETEK, Inc.	691,800	29,899,596

Electronic Equipment & Instruments—1.8%
Amphenol Corp. (Class A)	592,300	23,549,848

Energy Equipment & Services—4.5%
Acergy S.A. (ADR)	638,200	18,954,540
BJ Services Co.	273,800	7,269,390
ENSCO International, Inc. (a)	146,100	8,196,210
GlobalSantaFe Corp.	220,720	16,779,134
Noble Corp.	130,100	6,381,405

		57,580,679

Security Description	Shares	Value

Health Care Equipment & Supplies—1.7%
Hologic, Inc. (a) (b)	300,800	$18,348,800
Kyphon, Inc. (a) (b)	45,600	3,192,000

		21,540,800

Health Care Providers & Services—6.1%
Coventry Health Care, Inc. (b)	221,200	13,760,852
Magellan Health Services, Inc. (b)	230,100	9,337,458
Medco Health Solutions, Inc. (b)	305,400	27,605,106
Pediatrix Medical Group, Inc. (b)	411,000	26,887,620

		77,591,036

Health Care Technology—1.0%
IMS Health, Inc.	424,200	12,997,488

Hotels, Restaurants & Leisure—6.1%
International Game Technology	390,240	16,819,344
Life Time Fitness, Inc. (a) (b)	119,900	7,354,666
Orient-Express Hotels, Ltd. (Class A) (a)	258,500	13,253,295
Panera Bread Co. (a) (b)	271,700	11,085,360
Pinnacle Entertainment, Inc. (a) (b)	321,900	8,765,337
Scientific Games Corp. (a) (b)	528,800	19,882,880

		77,160,882

IT Services—2.2%
Fidelity National Information Services, Inc.	497,600	22,078,512
Verifone Holdings, Inc.	122,900	5,448,157

		27,526,669

Life Sciences Tools & Services—2.8%
Thermo Fisher Scientific, Inc. (a) (b)	583,800	33,696,936
Waters Corp. (b)	36,000	2,409,120

		36,106,056

Machinery—5.0%
IDEX Corp.	527,700	19,203,003
Joy Global, Inc. (a)	246,100	12,516,646
Oshkosh Truck Corp. (a)	520,700	32,267,779

		63,987,428

Media—2.8%
CKX, Inc. (a) (b)	1,069,400	13,164,314
DreamWorks Animation SKG, Inc. (b)	689,000	23,026,380

		36,190,694

Metals & Mining—1.8%
Century Aluminum Co. (a) (b)	298,100	15,694,965
Quanex Corp. (a)	143,900	6,760,422

		22,455,387

Multiline Retail—1.6%
J.C. Penney Co., Inc. (a)	314,200	19,910,854

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—6.5%
Chesapeake Energy Corp. (a)	368,300	$12,986,258
Consol Energy, Inc. (a)	363,200	16,925,120
EOG Resources, Inc.	247,600	17,908,908
Massey Energy Co. (a)	600,900	13,111,638
Newfield Exploration Co. (b)	444,139	21,389,734

		82,321,658

Personal Products—1.1%
Bare Escentuals, Inc. (a) (b)	547,700	13,621,299

Pharmaceuticals—4.0%
Endo Pharmaceuticals Holdings, Inc. (b)	483,700	14,999,537
Medicis Pharmaceutical Corp. (a) (b)	516,000	15,743,160
Shire, Plc. (ADR) (a)	279,300	20,662,614

		51,405,311

Semiconductors & Semiconductor Equipment—4.0%
Intersil Corp.	402,000	13,438,860
Lam Research Corp. (a) (b)	381,617	20,324,922
PMC-Sierra, Inc. (a) (b)	2,030,790	17,038,328

		50,802,110

Software—9.3%
ACI Worldwide, Inc. (a) (b)	474,400	10,602,840
Activision, Inc. (b)	263,400	5,686,806
Adobe Systems, Inc. (b)	574,640	25,088,782
Amdocs, Ltd. (b)	631,850	23,498,502
Jack Henry & Associates, Inc.	495,400	12,811,044
MICROS Systems, Inc. (b)	296,100	19,267,227
NAVTEQ Corp. (b)	83,200	6,487,104
Parametric Technology Corp. (a) (b)	641,200	11,169,704
VMware, Inc. (a) (b)	41,700	3,544,500

		118,156,509

Specialty Retail—6.1%
Advance Auto Parts, Inc.	369,700	12,407,132
Dick’s Sporting Goods, Inc. (a) (b)	188,800	12,677,920
GameStop Corp. (Class A) (b)	602,400	33,945,240
TJX Cos., Inc.	655,400	19,052,478

		78,082,770

Wireless Telecommunication Services—1.4%
American Tower Corp. (Class A) (b)	413,227	17,991,904

Total Common Stock (Identified Cost $983,810,909)		1,231,816,578

Units—1.0%

Capital Markets—1.0%
AllianceBernstein Holding, L.P. (a)	144,200	12,699,694

Total Units (Identified Cost $12,865,849)		12,699,694

Short Term Investments—3.1%
Security Description	Face Amount	Value

Discount Notes—3.1%
Federal Home Loan Bank 4.000%, 10/01/07	$39,000,000	$39,000,000

Total Short Term Investments (Identified Cost $39,000,000)		39,000,000

Total Investments—100.8% (Identified Cost $1,035,676,758) (d)		1,283,516,272
Liabilities in excess of other assets		(9,823,986)

Total Net Assets—100%		$1,273,692,286

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $229,745,742 and the collateral received consisted of cash in the amount of $228,002,885 and securities with a market value of $6,303,459.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,035,676,758 and the composition of unrealized appreciation and depreciation of investment securities was $295,976,070 and $(48,136,556), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—120.7% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 6.375%, 10/15/15	$400,000	$393,000
Northrop Grumman Corp. 7.125%, 02/15/11	1,000,000	1,061,767

		1,454,767

Asset Backed—3.2%
Ares VIII CLO, Ltd. (144A) 8.155%, 02/26/16 (a)	1,600,000	1,587,840
BA Master Credit Card Trust 7.000%, 02/15/12	1,125,000	1,171,640
Bank One Issuance Trust 5.863%, 12/15/10 (a)	2,000,000	2,000,624
BMW Vehicle Owner Trust 4.040%, 02/25/09 (a)	1,118,827	1,117,657
Capital Auto Receivables Asset Trust 4.050%, 07/15/09 (a)	3,308,215	3,295,315
Capital One Multi-Asset Execution Trust 5.933%, 09/15/11 (a)	1,000,000	999,996
Capital Transition Funding, LLC 5.010%, 01/15/10	1,123,043	1,121,400
Centex Home Equity Loan Trust 7.555%, 12/25/32 (a)	755,612	524,072
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,689,437	1,661,764
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,084,654
Chase Manhattan Auto Owner Trust 5.340%, 07/15/10	12,000,000	12,013,165
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (a)	918,560	917,707
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	114,753	114,322
Knollwood CDO, Ltd. (144A) 8.560%, 02/08/39 (a)	563,417	169,025
Master Asset Backed Securities Trust 5.585%, 01/25/36 (a)	1,039,754	1,037,908
Option One Mortgage Loan Trust 6.630%, 01/25/33 (a)	524,874	518,520
Structured Asset Investment Loan Trust 8.430%, 04/25/33 (a)	250,573	154,203
USAA Auto Owner Trust 4.630%, 05/15/12 (a)	7,875,000	7,818,026
Wachovia Auto Owner Trust 5.380%, 03/20/13	11,425,000	11,485,571

		49,793,409

Automobiles—0.3%
DaimlerChrysler N.A. Holding Corp. 7.300%, 01/15/12	3,800,000	4,052,962

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	593,775

Security Description	Face Amount	Value

Capital Markets—4.1%
Credit Suisse USA, Inc. 3.875%, 01/15/09	$3,600,000	$3,554,287
6.125%, 11/15/11	1,600,000	1,647,840
Lehman Brothers Holdings, Inc. 4.800%, 03/13/14	3,700,000	3,441,733
5.645%, 05/25/10 (a)	9,300,000	9,064,868
7.000%, 09/27/27	3,350,000	3,430,022
Mellon Capital 6.244%, 06/29/49 (a)	2,325,000	2,299,306
Morgan Stanley 5.050%, 01/21/11	6,800,000	6,720,977
5.550%, 04/27/17	2,140,000	2,076,290
5.625%, 01/09/12	2,890,000	2,912,872
6.250%, 08/28/17	9,650,000	9,854,570
The Bear Stearns Cos, Inc. 5.760%, 07/19/10 (a)	2,040,000	2,003,953
6.400%, 10/02/17	2,875,000	2,862,226
6.950%, 08/10/12	5,575,000	5,812,590
The Goldman Sachs Group, Inc. 5.250%, 10/15/13	10,015,000	9,784,285

		65,465,819

Chemicals—0.1%
Momentive Performance Materials, Inc. (144A)
10.125%, 12/01/14 (b)	895,000	881,575

Commercial Banks—1.8%
Barclays Bank, Plc. 7.434%, 09/29/49 (a)	1,280,000	1,360,229
HSBC Bank USA, N.A. 5.875%, 11/01/34	2,300,000	2,170,791
JPMorgan Chase Bank 6.000%, 07/05/17	6,325,000	6,390,369
6.000%, 10/01/17	2,645,000	2,670,641
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15	2,300,000	2,213,948
6.990%, 10/29/49 (a)	4,650,000	4,737,001
The Bank of New York 3.800%, 02/01/08	1,250,000	1,243,388
U.S. Bank, N.A. 4.950%, 10/30/14	2,300,000	2,199,163
Wells Fargo & Co. 4.200%, 01/15/10	1,335,000	1,312,647
4.625%, 08/09/10	2,765,000	2,736,031
4.875%, 01/12/11	940,000	931,159

		27,965,367

Commercial Mortgage-Backed Securities—23.0%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	9,960,598	9,903,446
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,090,147
4.870%, 12/10/42 (a)	8,450,000	7,922,719
5.356%, 12/10/16	8,305,000	8,199,789

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Banc of America Commercial Mortgage, Inc.
6.186%, 06/11/35	$5,530,000	$5,741,473
7.333%, 10/15/09	6,315,000	6,541,657
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	3,841,669	3,803,617
5.640%, 06/11/50 (a)	7,350,000	7,409,755
7.080%, 06/15/09	2,042,757	2,093,563
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	2,370,000	2,493,740
Citigroup Mortgage Loan Trust, Inc. 5.767%, 03/25/37 (a)	13,029,653	13,133,099
5.889%, 06/10/17 (a)	3,975,000	3,953,711
CitiMortgage Alternative Loan Trust 6.000%, 11/30/37	10,600,000	10,422,781
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	6,913,637
6.010%, 12/10/49 (a)	11,120,000	11,332,051
Countrywide Alternative Loan Trust 5.595%, 11/25/36 (a)	2,564,105	2,558,166
Countrywide Home Loan Mortgage Pass Through Trust
6.500%, 10/25/37	6,571,043	6,625,042
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	9,351,803
4.889%, 11/15/37 (a)	2,220,000	2,081,919
4.940%, 12/15/35	7,295,000	7,184,338
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	6,086,360	6,394,380
First Union National Bank Commercial Mortgage Trust
7.390%, 12/15/31	9,232,579	9,611,275
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	9,931,881
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,084,046
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	2,973,904
6.465%, 04/15/34	6,505,000	6,770,680
6.957%, 09/15/35	7,345,000	7,726,441
7.455%, 08/16/33	4,742,421	4,985,301
GSR Mortgage Loan Trust 5.251%, 11/25/35 (a)	5,404,508	5,166,843
Harborview Mortgage Loan Trust 5.673%, 12/19/36 (a)	9,883,018	9,591,630
5.813%, 11/19/35 (a)	3,389,265	3,327,325
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	8,600,000	8,081,612
4.996%, 08/15/42 (a)	2,300,000	2,225,678
4.999%, 10/15/42 (a)	2,580,000	2,466,906
5.432%, 08/25/35 (a)	3,547,431	3,437,957
5.827%, 02/15/51 (a)	3,125,000	3,179,198
5.857%, 10/12/35	5,710,000	5,857,613
5.992%, 06/15/49 (a)	3,825,000	3,899,713
JPMorgan Commercial Mortgage Finance Corp.
6.507%, 10/15/35	3,079,488	3,098,656
LB Commercial Conduit Mortgage Trust 6.480%, 02/18/30	5,660,618	5,653,674
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	3,095,436	3,038,723

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
4.559%, 07/17/12 (a)	$4,075,000	$4,023,512
4.806%, 02/15/40 (a)	3,600,000	3,352,724
5.205%, 04/15/30 (a)	3,575,000	3,413,441
5.430%, 02/17/40 (a)	16,920,000	16,694,851
5.642%, 12/15/25	4,696,839	4,744,107
7.950%, 05/15/25 (a)	5,432,277	5,738,894
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	2,236,983	2,290,653
Morgan Stanley Capital I 5.804%, 06/11/42 (a)	10,325,000	10,413,848
5.811%, 04/12/49 (a)	1,390,000	1,408,038
6.210%, 11/15/31	1,230,867	1,237,725
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	2,589,950	2,590,431
NationsLink Funding Corp. 6.476%, 08/20/30	1,092,641	1,097,092
6.795%, 08/20/30	1,325,000	1,337,732
Nomura Asset Securities Corp. 6.590%, 03/15/30	4,253,182	4,268,860
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,860,000	6,129,790
6.592%, 12/18/33	5,750,000	5,957,180
Wachovia Bank Commercial Mortgage Trust
4.935%, 04/15/42	4,950,000	4,775,775
5.928%, 05/15/43 (a)	9,000,000	9,169,231
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	7,380,000	7,384,888
Washington Mutual, Inc. 3.423%, 04/25/33 (a)	4,027,596	4,010,936
3.695%, 05/25/33 (a)	4,582,241	4,542,140
4.491%, 06/25/33 (a)	1,209,021	1,198,240
Wells Fargo Mortgage Backed Securities Trust
5.775%, 04/25/36 (a)	2,903,000	2,875,462
6.000%, 08/25/37	9,686,753	9,558,113

		363,473,552

Communications Equipment—0.1%
Intelsat Bermuda, Ltd. 9.250%, 06/15/16	495,000	513,562
Intelsat Corp. 9.000%, 06/15/16	365,000	375,950

		889,512

Computers & Peripherals—0.2%
IBM Corp. 5.700%, 09/14/17	3,185,000	3,201,686
Seagate Technology HDD Holdings 6.800%, 10/01/16	255,000	249,263

		3,450,949

Consumer Finance—0.4%
SLM Corp. 5.400%, 10/25/11 (b)	2,470,000	2,306,073
5.520%, 07/26/10 (a)	5,145,000	4,843,097

		7,149,170

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Containers & Packaging—0.1%
Ball Corp. 6.875%, 12/15/12	$815,000	$825,188

Diversified Financial Services—5.0%
AES Ironwood, LLC 8.857%, 11/30/25	177,879	193,889
AES Red Oak, LLC 9.200%, 11/30/29	85,000	93,075
AIG SunAmerica Global Financing VII (144A)
5.850%, 08/01/08	2,900,000	2,909,585
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,986,186
Atlantic Marine Corps Communities, LLC (144A)
5.343%, 12/01/50	150,000	137,165
Bank of America Corp. 5.300%, 03/15/17	625,000	606,256
5.375%, 06/15/14 (b)	3,100,000	3,065,590
6.000%, 09/01/17	4,325,000	4,425,292
6.100%, 06/15/17	3,425,000	3,517,992
Belvoir Land, LLC (144A) 5.270%, 12/15/47	900,000	788,877
Citigroup, Inc. 5.875%, 05/29/37	995,000	959,106
6.000%, 08/15/17	1,250,000	1,279,029
6.125%, 08/25/36	2,350,000	2,326,260
Compton Petroleum Finance Corp. 7.625%, 12/01/13	95,000	91,675
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	5,320,000	5,032,092
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	2,800,000	2,959,869
Gaz Capital for Gazprom (144A) 7.288%, 08/16/37	2,710,000	2,882,085
General Electric Capital Corp. 5.000%, 11/15/11	16,940,000	16,863,482
5.000%, 04/10/12	2,135,000	2,114,747
6.150%, 08/01/37	5,640,000	5,788,095
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	2,435,000	2,304,116
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,477,047
JPMorgan Chase Capital 6.800%, 10/01/37	6,550,000	6,559,976
Nationwide Building Society (144A) 4.250%, 02/01/10	1,370,000	1,341,927
Rabobank Capital Funding Trust (144A) 5.254%, 12/29/49 (a)	1,000,000	920,269
Sprint Capital Corp. 8.375%, 03/15/12	200,000	220,207
SunTrust Capital VIII 6.100%, 12/01/66 (a)	2,025,000	1,836,985
Telecom Italia Capital S.A. 4.000%, 01/15/10	2,000,000	1,947,234
5.250%, 11/15/13	850,000	824,923
5.250%, 10/01/15	1,100,000	1,044,261

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	$475,000	$526,063
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	2,130,000	2,059,286

		79,082,641

Diversified Telecommunication Services—0.7%
AT&T, Inc. 6.500%, 09/01/37	7,275,000	7,501,231
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	80,600
Qwest Communications International, Inc. 7.500%, 02/15/14	810,000	820,125
Qwest Corp. 8.944%, 06/15/13 (a)	415,000	443,012
Windstream Corp. 8.125%, 08/01/13	1,030,000	1,084,075
8.625%, 08/01/16	715,000	762,369

		10,691,412

Electric Utilities—0.3%
Elwood Energy, LLC 8.159%, 07/05/26	220,835	223,374
Florida Power & Light Co. 5.625%, 04/01/34	475,000	446,248
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,558,473
MidAmerican Energy Holdings Co. (144A) 6.500%, 09/15/37	1,900,000	1,920,528
PECO Energy Co. 4.750%, 10/01/12 (b)	947,000	931,849

		5,080,472

Energy Equipment & Services—0.1%
Colorado Interstate Gas Co. 6.800%, 11/15/15	145,000	150,106
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	951,086
Targa Resources, Inc. (144A) 8.500%, 11/01/13	10,000	10,000
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (b)	500,000	508,947
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	155,000	172,438

		1,792,577

Federal Agencies—71.4%
Federal Home Loan Mortgage Corp. 0.798%, 10/15/33 (a) (c)	91,908,028	6,408,857
4.500%, 05/01/18	6,946,629	6,712,340
4.500%, 03/01/19	107,346	103,427
4.500%, 05/01/19	1,952,243	1,883,114
4.500%, 07/01/19	1,441,340	1,388,717

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 4.500%, 12/01/19	$1,980,855	$1,908,535
4.500%, 08/01/20	4,225,277	4,071,014
4.774%, 03/01/35 (a)	10,449,072	10,361,894
5.000%, 03/15/18	4,200,000	4,085,109
5.000%, 04/01/18	4,463,155	4,387,560
5.000%, 12/01/18	1,727,535	1,698,320
5.000%, 11/01/20	17,404,670	17,065,072
5.000%, 02/01/36	984,050	940,227
5.000%, TBA	21,000,000	20,580,000
5.500%, 09/01/21	54,974,790	54,821,028
5.500%, 07/01/33	4,887,111	4,800,686
5.500%, 03/01/37	14,748,055	14,441,079
5.500%, 04/01/37	18,663,906	18,275,422
5.500%, 06/01/37	8,587,535	8,408,788
5.685%, 01/01/37	7,449,973	7,510,116
6.000%, 03/15/29	6,883,897	6,980,925
6.000%, TBA	35,300,000	35,395,363
9.000%, 12/01/09	12,722	12,861
Federal National Mortgage Association 4.000%, 05/01/19	3,770,895	3,553,343
4.000%, 06/01/19	5,642,292	5,316,776
4.500%, 10/01/18	1,592,750	1,537,673
4.500%, 02/01/35	1,108,492	1,028,934
4.500%, 03/01/35	744,906	691,443
4.500%, 09/01/35	1,064,773	988,353
4.500%, 07/01/36	7,988,418	7,415,028
4.500%, TBA	22,100,000	21,278,145
5.000%, 01/01/18	1,303,402	1,282,399
5.000%, 06/01/18	2,004,906	1,970,779
5.000%, 01/01/21	10,202,457	10,028,792
5.000%, 06/01/23	2,339,697	2,263,438
5.000%, 01/01/26 (a)	8,075,689	7,938,226
5.000%, 09/01/33	77,636,266	74,318,660
5.000%, 11/01/33	10,381,837	9,938,193
5.000%, 04/01/34	18,504,135	17,697,487
5.000%, 04/25/35	3,071,995	3,071,940
5.000%, 07/01/35	405,230	387,173
5.000%, 12/01/35	3,766,498	3,598,660
5.000%, 05/01/36	73,929,844	70,635,474
5.000%, 07/01/36 (c)	16,838,789	4,180,787
5.000%, 05/01/37	996,267	950,312
5.000%, 08/01/37	998,479	952,422
5.125%, 01/02/14 (b)	7,600,000	7,673,788
5.250%, 08/01/12	3,100,000	3,163,268
5.370%, 05/01/37	7,725,519	7,740,600
5.500%, 04/01/17	126,113	126,216
5.500%, 05/01/19	33,259,985	33,287,121
5.500%, 08/01/19	16,908	16,889
5.500%, 03/01/20	527,321	526,294
5.500%, 05/01/20	131,058	130,803
5.500%, 06/01/20	1,655,953	1,657,304
5.500%, 10/01/20	430,462	429,624
5.500%, 02/01/21	113,942	113,721
5.500%, 03/01/21	700,797	699,277
5.500%, 01/01/24	1,301,959	1,288,427

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 06/25/28	$2,449,659	$2,459,946
5.500%, 04/01/33	3,018,641	2,965,165
5.500%, 11/01/33	2,956,570	2,904,193
5.500%, 02/01/34	9,539,907	9,370,904
5.500%, 04/01/34	26,883,296	26,410,549
5.500%, 11/01/34	4,595,824	4,510,772
5.500%, 02/01/35	15,223,946	14,959,355
5.500%, 06/01/35	2,660,743	2,609,320
5.500%, 08/01/35	7,499,577	7,356,834
5.500%, 11/01/35 (c)	8,586,757	2,252,748
5.500%, 11/01/35	1,915,794	1,878,768
5.500%, 12/01/35	12,412,191	12,172,308
5.500%, 01/01/36	58,204,602	57,079,716
5.500%, 01/25/36 (c)	7,889,716	2,070,595
5.500%, 06/01/36	211,600	207,298
5.500%, 12/01/36	39,465,457	38,720,855
5.500%, 08/01/37	7,991,844	7,827,994
6.000%, 04/01/16	723,715	734,152
6.000%, 03/25/27	8,601,851	8,701,424
6.000%, 02/01/34	3,085,884	3,101,469
6.000%, 08/01/34	2,577,540	2,590,558
6.000%, 04/01/35	15,755,343	15,848,049
6.000%, 05/01/36	116,475	116,668
6.000%, 06/01/36	8,503,690	8,517,849
6.000%, 09/01/36	10,948,848	10,967,079
6.000%, 04/01/37	115,025	115,197
6.000%, 08/01/37	2,995,419	2,999,899
6.000%, 09/01/37	3,466,745	3,450,014
6.000%, TBA	133,200,000	133,366,500
6.500%, 07/01/14	190,895	196,128
6.500%, 04/01/17	2,949,252	3,022,346
6.500%, 11/01/27	204,788	210,103
6.500%, 12/01/29 (a)	1,337,170	1,375,801
6.500%, 03/01/36	627,484	638,999
6.500%, 08/01/36	2,467,896	2,513,181
6.500%, 09/01/36	4,793,845	4,881,813
6.500%, TBA	73,700,000	75,035,812
7.750%, 03/01/08	1,071	1,074
7.750%, 04/01/08	67	68
8.250%, 07/01/08	6,738	6,796
8.500%, 02/01/09	10,219	10,328
8.500%, 09/01/09	820	830
9.000%, 04/01/16	2,863	2,964
Government National Mortgage Association
5.000%, 10/20/33	8,386,770	8,059,668
5.500%, 04/15/33	413,448	408,258
5.500%, TBA	7,000,000	6,876,407
6.000%, 09/20/33	1,298,493	1,307,188
6.000%, 10/20/33	2,148,490	2,168,376
6.000%, 11/20/33	2,936,194	2,955,856
6.000%, 07/20/37	9,964,137	10,012,802
6.000%, TBA	70,800,000	71,125,909
6.500%, 07/15/28	115,416	118,435
6.500%, 05/15/29	226,936	232,849
6.500%, 12/15/29	4,502	4,619
6.500%, 07/15/32	74,174	75,986

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 6.500%, 02/15/33	$639,404	$654,747
6.500%, 04/15/33	330,798	338,736
6.500%, 09/15/34	34,647	35,444
6.500%, 07/15/35	417,503	426,734
6.500%, TBA	7,000,000	7,150,937
7.500%, 12/15/14	288,197	300,403
8.000%, 11/15/29	47,315	50,314
8.500%, 01/15/17	11,464	12,308
8.500%, 02/15/17	11,963	12,845
8.500%, 03/15/17	8,622	9,257
8.500%, 05/15/17	13,970	14,999
8.500%, 10/15/21	1,862	2,008
8.500%, 11/15/21	4,334	4,674
8.500%, 05/15/22	3,463	3,739
9.000%, 10/15/16	7,920	8,492

		1,126,652,634

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,191,277

Food Products—0.2%
Kraft Foods, Inc. 6.500%, 08/11/17 (a)	2,855,000	2,949,075

Foreign Government—3.6%
Argentina Government International Bond 5.475%, 08/03/12 (a)	5,250,000	2,976,750
Colombia Government International Bond 7.375%, 09/18/37	2,525,000	2,777,500
Emirate of Abu D Adhabi (144A) 5.500%, 08/02/12	11,600,000	11,808,116
Govenment of France 3.750%, 04/25/17 (EUR)	4,600,000	6,205,351
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	4,974,305
Japan 15 Year Government Bond 1.150%, 11/20/21 (JPY) (a)	1,893,000,000	16,380,591
Mexico Government International Bond 6.750%, 09/27/34 (b)	2,125,000	2,310,938
Peruvian Government International Bond 6.550%, 03/14/37	1,325,000	1,367,400
United Mexican States 7.250%, 12/15/16 (MXN) (a)	53,800,000	4,705,562
8.000%, 12/07/23 (MXN)	28,950,000	2,659,454
10.000%, 12/05/24 (MXN) (a)	13,500,000	1,472,435

		57,638,402

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.850%, 01/15/36	840,000	772,703
5.950%, 12/15/34	1,750,000	1,613,113

		2,385,816

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—0.0%
Mohegan Tribal Gaming Authority 6.125%, 02/15/13 (b)	$195,000	$185,738
Travelport, LLC 9.875%, 09/01/14	185,000	188,700

		374,438

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	275,687
TXU Corp. 4.800%, 11/15/09	3,400,000	3,429,781

		3,705,468

Insurance—1.0%
Berkshire Hathaway Finance Corp. 4.125%, 01/15/10	3,170,000	3,117,610
4.750%, 05/15/12	2,100,000	2,059,789
5.590%, 05/16/08 (a)	1,000,000	1,001,196
Chubb Corp. 6.375%, 03/29/67	2,775,000	2,758,630
Lincoln National Corp. 7.000%, 05/17/66 (a)	1,735,000	1,788,055
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	2,561,288
The Travelers Cos., Inc. 6.250%, 03/15/67 (b)	3,075,000	2,973,079

		16,259,647

Machinery—0.1%
Briggs & Stratton Corp. 8.875%, 03/15/11	1,100,000	1,174,250

Media—1.6%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,490,715
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,870,657
Comcast Corp. 6.500%, 01/15/17	1,200,000	1,237,873
6.950%, 08/15/37	4,250,000	4,460,842
7.050%, 03/15/33	1,775,000	1,870,939
COX Communications, Inc. 7.125%, 10/01/12	4,600,000	4,875,190
CSC Holdings, Inc. 8.125%, 07/15/09	350,000	356,125
EchoStar DBS Corp. 5.750%, 10/01/08	1,375,000	1,375,000
7.000%, 10/01/13	105,000	107,363
7.125%, 02/01/16	105,000	107,887
Idearc, Inc. 8.000%, 11/15/16	800,000	798,000
News America, Inc. 6.200%, 12/15/34	1,500,000	1,412,244

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Time Warner Cable, Inc. (144A) 5.850%, 05/01/17	$3,975,000	$3,864,527
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	683,058

		25,510,420

Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.250%, 04/01/15	1,250,000	1,350,000
8.375%, 04/01/17	2,410,000	2,632,925
Ispat Inland, U.L.C. 9.750%, 04/01/14	235,000	256,019

		4,238,944

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,504,840

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 6.450%, 09/15/36	4,540,000	4,469,625
Chesapeake Energy Corp. 6.250%, 01/15/18	55,000	53,075
6.375%, 06/15/15	150,000	147,188
6.875%, 11/15/20	150,000	146,813
Enterprise Products Operating, L.P. 4.950%, 06/01/10	25,000	24,898
KCS Energy, Inc. 7.125%, 04/01/12	105,000	101,850
Newfield Exploration Co. 6.625%, 09/01/14 (b)	590,000	579,675
6.625%, 04/15/16	555,000	542,512
Sabine Pass LNG, L.P. 7.500%, 11/30/16	1,900,000	1,871,500
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,608,575

		10,545,711

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,525,000	2,408,279
Wyeth 5.500%, 02/01/14	6,000,000	5,966,424

		8,374,703

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 4.950%, 03/15/13 (b)	400,000	386,490
Simon Property Group, L.P. 4.600%, 06/15/10	1,000,000	980,847
5.100%, 06/15/15	1,000,000	939,793
The Rouse Co. 5.375%, 11/26/13	2,505,000	2,248,763

Security Description	Face Amount	Value

Real Estate Investment Trusts—(Continued)
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A)
6.750%, 05/01/13	$2,525,000	$2,476,856

		7,032,749

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 7.125%, 02/15/13	125,000	119,063
8.125%, 06/01/12	225,000	223,031

		342,094

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 9.125%, 12/15/14	930,000	860,250
9.569%, 12/15/14 (a)	220,000	207,350

		1,067,600

U.S. Treasury—0.1%
U.S. Treasury Bonds 4.750%, 02/15/37	1,090,000	1,074,927

Wireless Telecommunication Services—0.7%
America Movil S.A. de C.V. 6.375%, 03/01/35	325,000	319,075
Rogers Wireless, Inc. 7.500%, 03/15/15	385,000	412,612
Sprint Nextel Corp. 6.000%, 12/01/16	1,100,000	1,056,577
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	2,450,000	2,609,693
Vodafone Group, Plc. 5.450%, 12/28/07 (a)	4,170,000	4,167,919
7.750%, 02/15/10	2,570,000	2,713,463

		11,279,339

Total Fixed Income (Identified Cost $1,905,104,667)		1,905,945,481

Warrants—0.0%
Security Description	Shares	Value

Communications Equipment—0.0%
Loral Orion Network Systems, Inc. (d) (e)	150	0

Total Warrants (Identified Cost $105)		0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Short Term Investments—2.5%

Security Description	Face Amount	Value

Discount Notes—2.5%
Federal Home Loan Bank 4.000%, 10/01/07	$38,700,000	$38,700,000

Total Short Term Investments (Identified Cost $38,700,000)		38,700,000

Total Investments—123.2% (Identified Cost $1,943,804,772) (f)		1,944,645,481
Liabilities in excess of other assets		(365,793,727)

Total Net Assets—100%		$1,578,851,754

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $20,554,124 and the collateral received consisted of cash in the amount of $20,967,015.
(c)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Zero Valued Security.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,943,804,772 and the composition of unrealized appreciation and depreciation of investment securities was $21,364,364 and $(20,523,655), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $55,482,515, which is 3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Euro (Sold)	10/17/2007	4,335,500	$5,990,200	$6,166,862	$(176,662)
Japanese Yen (Bought)	10/15/2007	182,440,000	1,581,440	1,589,618	8,178
Japanese Yen (Bought)	10/15/2007	725,875,000	6,348,646	6,324,622	(24,024)
Japanese Yen (Bought)	10/15/2007	898,250,000	7,758,557	7,826,542	67,985
Japanese Yen (Bought)	10/15/2007	1,888,516,000	15,730,463	16,454,829	724,366
Japanese Yen (Sold)	10/15/2007	74,545,000	631,669	649,518	(17,849)
Japanese Yen (Sold)	10/15/2007	1,837,665,000	16,446,490	16,011,760	434,730
Mexican Peso (Sold)	10/17/2007	97,511,169	9,016,289	8,908,994	107,295

Net Unrealized Appreciation					$1,124,019

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Eurodollar Futures	12/15/2008	406	$96,364,779	$97,120,275	$755,496
German Government Bond 5 Year Futures	12/6/2007	245	37,520,147	37,509,348	(10,799)
German Government Bond 10 Year Futures	12/6/2007	158	25,479,729	25,312,924	(166,805)
U.S. Treasury Bonds Futures	12/19/2007	557	62,539,289	62,018,469	(520,820)
U.S. Treasury Notes 5 Year Futures	12/31/2007	330	35,273,452	35,320,313	46,861

Futures Contracts Short
U.S. Treasury Notes 2 Year Futures	12/31/2007	(116)	(23,980,936)	(24,017,438)	(36,502)
U.S. Treasury Notes 10 Year Futures	12/19/2007	(282)	(30,721,742)	(30,817,312)	(95,570)

Net Unrealized Depreciation					$(28,139)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp. 5.500% (30 Year TBA)	$(3,500,000)	$(3,426,717)
Federal National Mortgage Association 5.000% (15 Year TBA)	(21,500,000)	(21,070,000)
5.000% (30 Year TBA)	(117,000,000)	(111,588,750)
5.000% (30 Year TBA)	(29,000,000)	(27,649,702)
5.500% (15 Year TBA)	(36,900,000)	(36,807,750)
5.500% (30 Year TBA)	(161,000,000)	(157,679,375)
Government National Mortgage Association 5.500% (30 Year TBA)	(400,000)	(394,375)

Total TBA Sale Commitments (Proceeds Cost $(362,370,117))		$(358,616,669)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—63.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Honeywell International, Inc.	270,000	$16,056,900
L-3 Communications Holdings, Inc.	17,200	1,756,808
Lockheed Martin Corp.	18,400	1,996,216
Raytheon Co.	220,000	14,040,400

		33,850,324

Airlines—1.1%
AMR Corp. (a) (b)	417,500	9,306,075
Continental Airlines, Inc. (Class B) (a) (b)	331,000	10,932,930

		20,239,005

Auto Components—0.1%
Gentex Corp. (a)	100,000	2,144,000

Biotechnology—0.7%
Biogen Idec, Inc. (a) (b)	210,000	13,929,300

Capital Markets—1.9%
Janus Capital Group, Inc. (a)	59,700	1,688,316
Lehman Brothers Holdings, Inc. (a)	230,000	14,197,900
The Goldman Sachs Group, Inc.	90,000	19,506,600

		35,392,816

Chemicals—1.4%
E. I. du Pont de Nemours & Co. (a)	130,000	6,442,800
Monsanto Co.	20,000	1,714,800
The Dow Chemical Co. (a)	130,000	5,597,800
The Lubrizol Corp.	190,000	12,361,400

		26,116,800

Commercial Services & Supplies—0.5%
Anacomp, Inc. (Class B) (b)	1	3
R.R. Donnelley & Sons Co.	140,000	5,118,400
Steelcase, Inc. (a)	74,000	1,330,520
The Dun & Bradstreet Corp.	30,000	2,958,300

		9,407,223

Communications Equipment—2.2%
Cisco Systems, Inc. (b)	830,000	27,481,300
Juniper Networks, Inc. (b)	400,000	14,644,000

		42,125,300

Computers & Peripherals—4.3%
Dell, Inc. (b)	610,000	16,836,000
EMC Corp. (a) (b)	790,000	16,432,000
Hewlett-Packard Co.	450,000	22,405,500
International Business Machines Corp.	210,000	24,738,000

		80,411,500

Construction & Engineering—0.5%
Jacobs Engineering Group, Inc. (a) (b)	40,000	3,023,200
Quanta Services, Inc. (b)	210,000	5,554,500

		8,577,700

Security Description	Shares	Value

Containers & Packaging—0.4%
Crown Holdings, Inc. (a)	60,700	$1,381,532
Packaging Corp. of America (a)	230,000	6,686,100

		8,067,632

Diversified Financial Services—2.7%
Bank of America Corp.	130,000	6,535,100
Citigroup, Inc.	620,000	28,935,400
JPMorgan Chase & Co.	350,000	16,037,000

		51,507,500

Diversified Telecommunication Services—0.7%
AT&T, Inc.	210,000	8,885,100
CenturyTel, Inc.	40,000	1,848,800
Qwest Communications International, Inc. (a) (b)	178,300	1,633,228

		12,367,128

Electrical Equipment—0.7%
Rockwell Automation, Inc. (a)	140,000	9,731,400
Roper Industries, Inc. (a)	40,000	2,620,000

		12,351,400

Electronic Equipment & Instruments—0.3%
Avnet, Inc.	36,300	1,446,918
Mettler-Toledo International, Inc. (b)	14,700	1,499,400
Vishay Intertechnology, Inc. (b)	220,000	2,866,600

		5,812,918

Energy Equipment & Services—1.2%
ENSCO International, Inc. (a)	230,000	12,903,000
Tidewater, Inc. (a)	170,000	10,682,800

		23,585,800

Food & Staples Retailing—0.5%
Safeway, Inc. (a)	44,000	1,456,840
The Kroger Co.	309,800	8,835,496

		10,292,336

Food Products—0.1%
H.J. Heinz Co.	34,300	1,584,660

Health Care Equipment & Supplies—1.0%
Kinetic Concepts, Inc. (a) (b)	149,700	8,425,116
Zimmer Holdings, Inc. (b)	140,000	11,338,600

		19,763,716

Health Care Providers & Services—5.4%
Aetna, Inc.	260,000	14,110,200
AmerisourceBergen Corp.	30,700	1,391,631
CIGNA Corp.	90,000	4,796,100
Coventry Health Care, Inc. (a) (b)	171,411	10,663,479
Express Scripts, Inc. (b)	230,000	12,838,600
Health Net, Inc. (b)	60,000	3,243,000
McKesson Corp.	151,800	8,924,322

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Medco Health Solutions, Inc. (b)	150,000	$13,558,500
UnitedHealth Group, Inc.	340,000	16,466,200
WellPoint, Inc. (b)	200,000	15,784,000

		101,776,032

Household Durables—0.6%
Mohawk Industries, Inc. (a) (b)	140,000	11,382,000

Household Products—0.9%
Energizer Holdings, Inc. (a) (b)	101,700	11,273,445
Procter & Gamble Co.	70,000	4,923,800

		16,197,245

Industrial Conglomerates—1.1%
General Electric Co.	500,000	20,700,000

Insurance—2.9%
American International Group, Inc.	350,000	23,677,500
CNA Financial Corp. (a)	31,500	1,238,580
Prudential Financial, Inc.	20,000	1,951,600
The Chubb Corp.	164,500	8,823,780
The Travelers Cos., Inc.	252,100	12,690,714
Transatlantic Holdings, Inc.	21,400	1,505,062
W.R. Berkley Corp.	144,275	4,274,868

		54,162,104

Internet Software & Services—0.8%
eBay, Inc. (b)	390,000	15,217,800

IT Services—0.2%
Computer Sciences Corp. (a) (b)	54,500	3,046,550
Electronic Data Systems Corp.	53,900	1,177,176

		4,223,726

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	47,700	1,329,876

Life Sciences Tools & Services—0.3%
Waters Corp. (a) (b)	85,200	5,701,584

Machinery—1.4%
Deere & Co.	100,000	14,842,000
Terex Corp.	140,000	12,462,800

		27,304,800

Media—2.2%
Citadel Broadcasting Corp.	1	2
The McGraw-Hill Cos., Inc.	190,000	9,672,900
The Walt Disney Co. (a)	500,000	17,195,000
Time Warner, Inc.	790,000	14,504,400

		41,372,302

Security Description	Shares	Value

Metals & Mining—1.4%
Southern Copper Corp. (a)	110,000	$13,621,300
United States Steel Corp. (a)	120,000	12,712,800

		26,334,100

Multiline Retail—0.1%
Dollar Tree Stores, Inc. (b)	37,000	1,499,980
Family Dollar Stores, Inc. (a)	47,000	1,248,320

		2,748,300

Office Electronics—0.1%
Xerox Corp. (a)	89,100	1,544,994

Oil, Gas & Consumable Fuels—9.3%
Chevron Corp.	300,000	28,074,000
ConocoPhillips	270,000	23,697,900
Exxon Mobil Corp.	570,000	52,759,200
Frontline, Ltd. (a)	70,000	3,379,600
Holly Corp. (a)	23,100	1,382,073
Marathon Oil Corp.	260,000	14,825,200
Noble Energy, Inc.	160,000	11,206,400
Occidental Petroleum Corp.	70,000	4,485,600
Sunoco, Inc. (a)	160,000	11,324,800
Tesoro Corp. (a)	240,000	11,044,800
Valero Energy Corp.	210,000	14,107,800

		176,287,373

Personal Products—0.6%
The Estee Lauder Cos., Inc. (Class A) (a)	259,700	11,026,862

Pharmaceuticals—5.1%
Bristol-Myers Squibb Co.	550,000	15,851,000
Eli Lilly & Co.	280,000	15,940,400
Johnson & Johnson	40,000	2,628,000
Merck & Co., Inc.	400,000	20,676,000
Pfizer, Inc.	1,030,000	25,162,900
Schering-Plough Corp.	500,000	15,815,000

		96,073,300

Semiconductors & Semiconductor Equipment—3.1%
Altera Corp. (a) (b)	210,000	5,056,800
Applied Materials, Inc.	700,000	14,490,000
Integrated Device Technology, Inc. (b)	460,000	7,120,800
KLA-Tencor Corp. (a)	220,000	12,271,600
NVIDIA Corp. (b)	400,000	14,496,000
Teradyne, Inc. (a) (b)	405,100	5,590,380

		59,025,580

Software—3.0%
BMC Software, Inc. (b)	46,100	1,439,703
CA, Inc. (a)	57,200	1,471,184
Cadence Design Systems, Inc. (a) (b)	66,200	1,468,978
McAfee, Inc. (b)	46,100	1,607,507

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Microsoft Corp.	1,030,000	$30,343,800
Oracle Corp. (b)	840,000	18,186,000
Synopsys, Inc. (b)	53,100	1,437,948

		55,955,120

Specialty Retail—1.1%
AutoZone, Inc. (a) (b)	21,400	2,485,396
GameStop Corp. (Class A) (b)	100,000	5,635,000
RadioShack Corp. (a)	53,600	1,107,376
Tiffany & Co.	240,000	12,564,000

		21,791,772

Textiles, Apparel & Luxury Goods—0.7%
Nike, Inc. (a)	230,000	13,491,800

Trading Companies & Distributors—0.5%
W.W. Grainger, Inc. (a)	100,000	9,119,000

Total Common Stock (Identified Cost $1,050,094,313)		1,190,292,728

Fixed Income—43.9%
Security Description	Face Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 6.375%, 10/15/15	$75,000	73,688

Asset Backed—0.6%
Amortizing Residential Collateral Trust
6.231%, 06/25/32 (c)	274,255	190,603
Ares VIII CLO, Ltd. (144A)
8.155%, 02/26/16 (c)	1,150,000	1,141,260
Capital Auto Receivables Asset Trust
4.050%, 07/15/09 (c)	2,106,195	2,097,982
Countrywide Asset-Backed Certificates
6.856%, 12/25/31 (c)	135,475	116,773
Ford Credit Auto Owner Trust
5.070%, 12/15/10	4,150,000	4,146,915
GE Business Loan Trust (144A)
7.053%, 04/15/31 (c)	560,225	545,289
Hedged Mutual Fund Fee Trust (144A)
5.220%, 11/30/10	74,838	74,558
Knollwood CDO, Ltd. (144A)
8.560%, 02/08/39 (c)	413,443	124,033
Long Beach Mortgage Loan Trust
6.231%, 03/25/34 (c)	1,375,000	1,268,250
Structured Asset Investment Loan Trust
8.056%, 04/25/33 (c)	40,741	25,185
Wachovia Capital Corp.
5.800%, 03/15/42 (c)	750,000	744,968

		10,475,816

Security Description	Face Amount	Value

Biotechnology—0.0%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/13	$375,000	$380,625

Capital Markets—1.5%
Lehman Brothers Holdings, Inc. 5.250%, 02/06/12	1,310,000	1,282,880
5.645%, 05/25/10 (c)	3,375,000	3,289,670
5.857%, 11/29/49	305,000	290,578
7.000%, 09/27/27	1,110,000	1,136,515
Mellon Capital
6.244%, 06/29/49 (c)	900,000	890,054
Morgan Stanley
5.050%, 01/21/11	1,580,000	1,561,639
5.610%, 01/09/12 (c)	8,540,000	8,366,151
6.250%, 08/28/17	3,025,000	3,089,127
6.750%, 04/15/11	550,000	574,822
The Bear Stearns Cos., Inc. 5.760%, 07/19/10	790,000	776,041
6.400%, 10/02/17	1,500,000	1,493,335
6.950%, 08/10/12	2,165,000	2,257,266
The Goldman Sachs Group, Inc. 5.250%, 10/15/13	3,620,000	3,536,606

		28,544,684

Chemicals—0.0%
Momentive Performance Materials, Inc. (144A)
10.125%, 12/01/14 (a)	340,000	334,900

Commercial Banks—0.9%
Barclays Bank, Plc. 7.434%, 09/29/49 (c)	585,000	621,667
HBOS Treasury Services, Plc. (144A)
3.750%, 09/30/08	1,780,000	1,751,698
JPMorgan Chase Bank, N.A.
6.000%, 07/05/17	2,500,000	2,525,837
6.000%, 10/01/17	1,200,000	1,211,633
NationsBank Corp.
7.800%, 09/15/16	925,000	1,036,474
Royal Bank of Scotland Group, Plc.
6.990%, 10/29/49	2,025,000	2,062,888
7.640%, 03/31/49 (c)	2,025,000	2,025,000
U.S. Bank, N.A.
4.400%, 08/15/08	1,375,000	1,363,581
Wachovia Bank, N.A.
4.375%, 08/15/08	835,000	830,814
Wells Fargo & Co.
4.200%, 01/15/10	855,000	840,684
4.625%, 08/09/10	1,710,000	1,692,084
4.875%, 01/12/11	590,000	584,451

		16,546,811

Commercial Mortgage-Backed Securities—8.5%
Banc of America Commercial Mortgage, Inc. 5.024%, 11/10/42 (c)	3,630,000	3,618,110

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
5.118%, 07/11/43	$5,365,000	$5,358,214
7.333%, 10/15/09	3,785,000	3,920,851
Bear Stearns Commercial Mortgage Securities 4.361%, 06/11/41	2,593,127	2,567,441
4.674%, 06/11/41	930,000	884,144
5.920%, 10/15/36	1,306,707	1,325,348
6.012%, 06/25/47 (c)	4,753,075	4,687,543
Chase Commercial Mortgage Securities Corp. 7.319%, 10/15/32	1,575,000	1,657,232
Citigroup Mortgage Loan Trust, Inc. 5.889%, 06/10/17 (c)	1,750,000	1,740,628
CitiMortgage Alternative Loan Trust 6.000%, 11/30/37	4,700,000	4,621,422
Commercial Mortgage Pass Through Certificates
6.010%, 12/10/49 (c)	4,310,000	4,392,189
Countrywide Home Loan Mortgage Pass Through Trust
6.500%, 10/25/37	2,588,593	2,609,865
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	3,925,604
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	3,740,721
4.940%, 12/15/35	4,405,000	4,338,178
5.183%, 11/15/36	4,205,000	4,194,715
5.603%, 07/15/35	3,850,000	3,909,504
7.325%, 04/15/62	613,935	617,746
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,710,000	3,885,317
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (c)	3,700,000	3,904,373
G.S. Mortgage Securities Corp. II
5.560%, 11/10/39 (c)	1,455,000	1,456,089
GE Capital Commercial Mortgage Corp.
4.578%, 06/10/48	3,480,000	3,402,400
4.996%, 12/10/37	4,340,000	4,307,796
6.269%, 12/10/35	3,440,000	3,584,685
GMAC Commercial Mortgage Securities, Inc.
7.455%, 08/16/33	3,176,962	3,339,667
Greenwich Capital Commercial Funding Corp.
5.479%, 04/10/37 (c)	1,120,000	1,079,381
6.111%, 07/10/38 (c)	3,280,000	3,381,660
GSR Mortgage Loan Trust
5.251%, 11/25/35 (c)	2,126,364	2,032,856
Harborview Mortgage Loan Trust 5.813%, 11/19/35 (c)	2,086,674	2,048,540
JPMorgan Chase Commercial Mortgage Securities Corp.
5.432%, 08/25/35 (c)	10,878,788	10,543,068
5.827%, 02/15/51 (c)	1,390,000	1,414,107
5.992%, 06/15/49 (c)	1,700,000	1,733,206
JPMorgan Commercial Mortgage Finance Corp.
6.658%, 10/15/35 (c)	175,000	177,155
7.351%, 09/15/29	1,601,938	1,646,991
JPMorgan Mortgage Trust 3.885%, 08/25/34 (c)	4,310,799	4,237,800
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	1,704,119	1,684,063

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
4.023%, 09/15/26	$1,552,954	$1,535,180
4.071%, 09/15/26	1,713,545	1,682,150
5.372%, 09/15/39	1,570,000	1,551,798
5.430%, 02/15/40 (c)	2,800,000	2,762,741
5.642%, 12/15/25 (c)	2,227,988	2,250,410
5.934%, 12/15/25	1,600,000	1,627,954
7.950%, 05/15/25 (c)	3,628,127	3,832,911
LB-UBS Commercial Mortgage Trust (144A)
6.155%, 07/14/16	2,632,471	2,695,630
Morgan Stanley Capital I 5.800%, 06/11/42 (c)	4,025,000	4,059,636
5.811%, 04/12/49 (c)	620,000	628,046
6.078%, 06/11/49 (c)	4,550,000	4,661,065
6.630%, 07/15/30	1,025,000	1,030,427
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,920,000	4,100,474
WaMu Commercial Mortgage Securities Trust (144A)
4.240%, 05/25/36	1,519,986	1,507,618
WaMu Mortgage Pass-Through Certificates 5.684%, 03/25/37 (c)	6,314,751	6,302,107
Washington Mutual, Inc. 3.423%, 04/25/33 (c)	2,896,441	2,884,460
3.695%, 05/25/33 (c)	2,604,642	2,581,848
Wells Fargo Mortgage Backed Securities Trust 6.000%, 08/25/37	3,756,088	3,706,207

		161,369,271

Communications Equipment—0.0%
Intelsat Bermuda, Ltd. 9.250%, 06/15/16	195,000	202,313
Intelsat Corp. 9.000%, 06/15/16	145,000	149,350

		351,663

Computers & Peripherals—0.1%
IBM Corp 5.700%, 09/14/17	1,420,000	1,427,439
Seagate Technology HDD Holdings 6.800%, 10/01/16	95,000	92,863

		1,520,302

Consumer Finance—0.1%
SLM Corp. 5.125%, 08/27/12	1,700,000	1,538,964
5.400%, 10/25/11	890,000	830,933

		2,369,897

Containers & Packaging—0.0%
Ball Corp. 6.875%, 12/15/12	530,000	536,625

Diversified Financial Services—1.7%
AES Ironwood, LLC 8.857%, 11/30/25	124,516	135,722

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
AES Red Oak, LLC 9.200%, 11/30/29	$50,000	$54,750
Bank of America Corp. 5.300%, 03/15/17	975,000	945,759
6.000%, 09/01/17	1,600,000	1,637,102
6.100%, 06/15/17	1,600,000	1,643,442
Citigroup, Inc. 4.125%, 02/22/10	2,000,000	1,964,338
5.875%, 05/29/37	770,000	742,223
6.000%, 08/15/17	575,000	588,353
6.125%, 08/25/36	125,000	123,737
Compton Petroleum Finance Corp. 7.625%, 12/01/13	35,000	33,775
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (c)	2,460,000	2,326,870
Gaz Capital for Gazprom (144A) 7.288%, 08/16/37	1,060,000	1,127,310
General Electric Capital Corp. 5.000%, 11/15/11	7,320,000	7,286,936
5.000%, 04/10/12	1,080,000	1,069,755
6.150%, 08/01/37	2,195,000	2,252,636
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	1,510,000	1,428,836
HSBC Finance Corp. 6.400%, 06/17/08	1,985,000	1,997,664
JPMorgan Chase Capital 6.800%, 10/01/37	3,075,000	3,079,683
SunTrust Capital VIII 6.100%, 12/01/66 (c)	750,000	680,365
Telecom Italia Capital S.A. 5.250%, 10/01/15	975,000	925,595
Wind Acquisition Finance S.A. (144A)
10.750%, 12/01/15	295,000	326,713
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (c)	900,000	870,121

		31,241,685

Diversified Telecommunication Services—0.2%
AT&T, Inc. 6.500%, 09/01/37	2,850,000	2,938,626
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	50,375
GTE Corp. 6.940%, 04/15/28	100,000	103,928
Qwest Communications International, Inc. 7.500%, 02/15/14	315,000	318,937
Qwest Corp. 8.944%, 06/15/13 (c)	285,000	304,238
Windstream Corp. 8.125%, 08/01/13	410,000	431,525
8.625%, 08/01/16	295,000	314,544

		4,462,173

Security Description	Face Amount	Value

Electric Utilities—0.2%
CenterPoint Energy, Inc. 7.250%, 09/01/10	$345,000	$362,545
Elwood Energy, LLC 8.159%, 07/05/26	123,978	125,403
Florida Power & Light Co. 5.625%, 04/01/34	300,000	281,841
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,062,595
MidAmerican Energy Holdings Co. (144A) 6.500%, 09/15/37 (c)	725,000	732,833
PECO Energy Co. 4.750%, 10/01/12	650,000	639,601

		3,204,818

Energy Equipment & Services—0.0%
Colorado Interstate Gas Co. 6.800%, 11/15/15	90,000	93,169
Targa Resources, Inc. (144A) 8.500%, 11/01/13	20,000	20,000
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (a)	190,000	193,400
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	100,000	111,250

		417,819

Federal Agencies—27.1%
Federal Home Loan Mortgage Corp. 0.798%, 09/15/33 (c) (d)	38,910,075	2,720,413
3.913%, 06/01/34	6,396,232	6,290,406
4.500%, 05/01/18	4,180,272	4,039,285
4.500%, 05/01/19	1,586,347	1,528,431
4.500%, 12/01/19	687,316	662,222
4.500%, 03/01/20	783,669	754,446
4.500%, 04/01/20	258,830	249,178
4.500%, 05/01/20	162,537	156,476
4.500%, 08/01/20	2,446,213	2,356,903
4.500%, 01/01/21	1,008,553	970,945
5.000%, 12/15/17	4,340,000	4,259,390
5.000%, 12/01/18	575,845	566,107
5.000%, 04/01/20	521,780	511,599
5.000%, 10/01/20	687,525	674,110
5.000%, 11/01/20	7,171,940	7,032,002
5.000%, 06/01/36	967,126	922,786
5.000%, TBA	9,000,000	8,820,000
5.500%, 04/15/26	3,272,688	3,287,081
5.500%, 02/15/27	4,041,133	4,064,660
5.500%, 07/15/27	4,498,889	4,523,800
5.500%, 05/15/29	10,176,195	10,184,089
5.500%, 07/01/33	3,348,825	3,289,603
5.500%, 10/01/35	742,068	727,516
5.500%, 03/01/37	5,821,601	5,700,426
5.500%, 04/01/37	7,367,331	7,213,982

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.500%, 06/01/37	$493,537	$483,264
5.685%, 01/01/37	3,020,915	3,045,303
5.750%, 06/27/16	2,700,000	2,810,233
5.750%, 04/01/37 (c)	3,370,621	3,396,336
6.000%, TBA	45,400,000	45,458,906
Federal National Mortgage Association 4.000%, 06/01/19	4,302,849	4,054,608
4.500%, 10/01/18	1,088,379	1,050,743
4.500%, 08/01/35	3,276,665	3,041,495
4.500%, TBA	1,100,000	1,059,093
5.000%, 06/01/18	1,364,163	1,340,943
5.000%, 01/01/21	3,738,305	3,674,672
5.000%, 06/01/23	1,627,615	1,574,566
5.000%, 11/01/33	9,630,757	9,219,209
5.000%, 03/01/34	24,641,014	23,588,037
5.000%, 08/01/34	5,248,489	5,024,207
5.000%, 07/01/35	222,869	212,938
5.000%, 12/01/35	334,800	319,881
5.000%, 05/01/36	30,379,495	29,025,761
5.000%, 07/01/36 (d)	6,488,759	1,611,049
5.000%, TBA	900,000	858,375
5.125%, 01/02/14 (a)	1,350,000	1,363,107
5.500%, 10/01/18	1,163,881	1,163,733
5.500%, 12/01/18	870,442	870,331
5.500%, 01/01/19	1,327,995	1,327,827
5.500%, 03/01/19	29,055	29,051
5.500%, 05/01/19	1,649,414	1,650,760
5.500%, 07/01/19	549,591	548,965
5.500%, 09/01/19	12,248,373	12,256,060
5.500%, 06/01/20	1,655,953	1,657,304
5.500%, 07/01/20	4,122,603	4,122,080
5.500%, 01/01/21	115,830	115,579
5.500%, 02/01/21	193,662	193,243
5.500%, 01/01/24	911,371	901,899
5.500%, 05/25/27	1,171,622	1,175,092
5.500%, 04/25/30	2,429,379	2,441,027
5.500%, 04/01/33	2,151,669	2,113,551
5.500%, 11/01/33	2,783,333	2,734,025
5.500%, 02/01/34	5,926,306	5,821,319
5.500%, 04/01/34	8,085,075	7,942,855
5.500%, 11/01/34	5,731,870	5,625,794

5.500%, 04/01/35	1,781,874	1,747,437
5.500%, 06/01/35	1,727,046	1,693,668
5.500%, 11/01/35 (d)	5,289,473	1,387,701
5.500%, 12/01/35	8,993,428	8,823,811
5.500%, 01/01/36	14,591,683	14,309,678
5.500%, 01/25/36 (d)	2,058,187	540,155
5.500%, 12/01/36 (c)	17,026,245	16,705,007
6.000%, 04/01/16	508,045	515,372
6.000%, 03/01/21	177,768	180,151
6.000%, 05/01/21	925,926	938,336
6.000%, 06/01/21	101,047	102,402
6.000%, 07/01/21	1,340,653	1,358,623
6.000%, 08/01/21	1,605,538	1,627,058

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 02/01/34	$2,618,326	$2,631,549
6.000%, 08/01/34	1,554,707	1,562,559
6.000%, 04/01/35	6,189,599	6,226,019
6.000%, 02/01/36	1,768,469	1,771,413
6.000%, 05/01/36	2,431,245	2,435,293
6.000%, 06/01/36	4,468,425	4,475,865
6.000%, 07/01/36	8,243,472	8,257,197
6.000%, 09/01/36	5,519,636	5,528,825
6.000%, 10/01/36	4,999,504	5,007,828
6.000%, 11/01/36	999,900	1,001,565
6.000%, 12/01/36	670,536	671,652
6.000%, 02/01/37	673,613	674,620
6.000%, 03/01/37	773,164	774,321
6.000%, 04/01/37	1,525,786	1,528,203
6.000%, 06/01/37	1,266,032	1,267,925
6.000%, 07/01/37	945,250	946,664
6.000%, 08/01/37	871,262	872,565
6.000%, 09/01/37	14,739,013	14,761,056
6.000%, TBA	41,800,000	41,852,250
6.500%, 01/01/14	403,421	414,480
6.500%, 08/01/16	2,451	2,515
6.500%, 09/01/16	372,679	382,420
6.500%, 02/01/17	68,178	69,960
6.500%, 12/01/29 (c)	964,305	992,164
6.500%, 08/01/36	880,417	896,572
6.500%, 09/01/36	1,627,707	1,657,576
6.500%, TBA	32,600,000	33,190,875
7.000%, 12/01/07	82	82
8.500%, 02/01/09	16,095	16,266
9.000%, 04/01/16	954	988
Government National Mortgage Association 5.000%, 10/20/33	5,928,108	5,696,899
5.500%, 04/15/33	448,059	442,434
5.500%, TBA	3,000,000	2,947,031
6.000%, 02/15/09	39,838	40,066
6.000%, 09/20/33	933,557	939,808
6.000%, 10/20/33	1,525,867	1,539,990
6.000%, 11/20/33	2,086,729	2,100,703
6.000%, TBA	26,800,000	26,917,939
6.500%, 07/15/14	32,865	33,771
6.500%, TBA	5,000,000	5,107,812
7.500%, 12/15/14	513,865	535,629

		512,511,825

Food Products—0.1%
Kraft Foods, Inc. 6.500%, 08/11/17	1,830,000	1,890,300

Foreign Government—1.2%
Argentina Government International Bond 5.475%, 08/03/12 (c)	2,430,000	1,377,810
8.280%, 12/31/33	2	2
Colombia Government International Bond 7.375%, 09/18/37	875,000	962,500

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Foreign Government—(Continued)
Emirate of Abu D Adhabi (144A) 5.500%, 08/02/12	$4,600,000	$4,682,529
Government of France 3.750%, 04/25/17 (EUR)	1,875,000	2,529,355
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,342,523
Japan 15 Year Government Bond 1.150%, 11/20/21 (JPY) (c)	715,000,000	6,187,069
Peruvian Government International Bond 6.550%, 03/14/37	525,000	541,800
United Mexican States 7.250%, 12/15/16 (MXN)	21,100,000	1,845,490
8.000%, 12/07/23 (MXN)	11,400,000	1,047,246
10.000%, 12/05/24 (MXN)	5,300,000	578,067

		23,094,391

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.850%, 01/15/36	335,000	308,161
5.950%, 12/15/34	700,000	645,245

		953,406

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc. 7.875%, 03/15/10	950,000	969,000
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	125,000	119,062
Travelport, LLC 9.875%, 09/01/14	55,000	56,100

		1,144,162

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. 7.375%, 02/01/16	170,000	170,425
TXU Corp. 4.800%, 11/15/09 (c)	2,075,000	2,093,175

		2,263,600

Insurance—0.2%
Chubb Corp. 6.375%, 03/29/67 (c)	1,100,000	1,093,511
Lincoln National Corp. 6.050%, 04/20/67	675,000	649,952
7.000%, 05/17/66 (c)	640,000	659,571
The Progressive Corp. 6.700%, 06/15/37 (c)	1,040,000	1,008,992
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	735,000	710,639

		4,122,665

Machinery—0.0%
Briggs & Stratton Corp. 8.875%, 03/15/11	100,000	106,750

Security Description	Face Amount	Value

Media—0.5%
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	$650,000	$728,545
Comcast Corp. 6.500%, 11/15/35	555,000	548,033
6.950%, 08/15/37	1,800,000	1,889,298
7.050%, 03/15/33	275,000	289,864
CSC Holdings, Inc. 8.125%, 07/15/09	135,000	137,362
EchoStar DBS Corp. 5.750%, 10/01/08	1,000,000	1,000,000
7.000%, 10/01/13	60,000	61,350
7.125%, 02/01/16	65,000	66,788
Idearc, Inc. 8.000%, 11/15/16	305,000	304,237
News America, Inc. 6.200%, 12/15/34	640,000	602,557
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,432,122
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	350,000	405,204
Time Warner, Inc. 6.875%, 05/01/12	1,875,000	1,967,402

		9,432,762

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.250%, 04/01/15	485,000	523,800
8.375%, 04/01/17	965,000	1,054,262
Ispat Inland, U.L.C. 9.750%, 04/01/14	155,000	168,864

		1,746,926

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,011,875

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 6.250%, 01/15/18	40,000	38,600
6.375%, 06/15/15	95,000	93,219
6.875%, 11/15/20	95,000	92,981
KCS Energy, Inc. 7.125%, 04/01/12	70,000	67,900
Newfield Exploration Co. 6.625%, 09/01/14	395,000	388,087
6.625%, 04/15/16	375,000	366,563
Sabine Pass LNG, L.P. 7.500%, 11/30/16	700,000	689,500
XTO Energy, Inc. 6.750%, 08/01/37	900,000	939,087

		2,675,937

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Pharmaceuticals—0.1%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	$950,000	$906,085

Real Estate Investment Trusts—0.1%
The Rouse Co. 5.375%, 11/26/13	1,635,000	1,467,756
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A) 6.750%, 05/01/13	350,000	343,326

		1,811,082

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 7.125%, 02/15/13	80,000	76,200
8.125%, 06/01/12	145,000	143,731

		219,931

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc. 9.125%, 12/15/14	305,000	282,125
9.569%, 12/15/14 (c)	85,000	80,113

		362,238

U.S. Treasury—0.0%
U.S. Treasury Bonds 4.750%, 02/15/37	535,000	527,602

Wireless Telecommunication Services—0.2%
Rogers Wireless, Inc. 7.500%, 03/15/15	240,000	257,213
Sprint Nextel Corp. 6.000%, 12/01/16	825,000	792,433
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	1,025,000	1,091,810
Vodafone Group, Plc. 7.750%, 02/15/10	665,000	702,122

		2,843,578

Total Fixed Income (Identified Cost $829,600,252)		829,455,892

Short Term Investments—1.8%
Security Description	Face Amount	Value

Discount Notes—1.7%
Federal Home Loan Mortgage Corp. 4.000%, 10/01/07	$11,600,000	$11,600,000
4.150%, 10/03/07 (a)	300,000	299,924
Federal National Mortgage Association 4.640%, 10/09/07	20,504,000	20,482,585

		32,382,509

Repurchase Agreement—0.1%
State Street Repurchase Agreement dated 09/28/07 at 1.500% to be repurchased at $1,997,250 on 10/01/07, collateralized by $1,965,000 U.S. Treasury Note 4.875% due 06/30/12 with a value of $2,038,688.	1,997,000	$1,997,000

Total Short Term Investments (Identified Cost $34,379,509)		34,379,509

Total Investments—108.7% (Identified Cost $1,914,074,074) (e)		2,054,128,129
Liabilities in excess of other assets		(164,502,462)

Total Net Assets—100%		$1,889,625,667

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $191,897,581 and the collateral received consisted of cash in the amount of $131,296,911 and securities with a market value of $65,749,910.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,914,074,074 and the composition of unrealized appreciation and depreciation of investment securities was $169,485,954 and $(29,431,899), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $20,182,191, which is 1.1% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Euro (Sold)	10/17/2007	1,767,500	$2,442,089	$2,514,147	$(72,058)
Japanese Yen (Sold)	10/15/2007	711,595,000	6,368,538	6,200,577	167,961
Japanese Yen (Bought)	10/15/2007	347,430,000	3,000,897	3,027,377	26,480
Japanese Yen (Bought)	10/15/2007	300,000,000	2,596,402	2,614,090	17,688
Mexican Peso (Sold)	10/17/2007	38,276,968	3,539,248	3,496,995	42,253

Net Unrealized Appreciation					$182,324

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Eurodollar Futures	6/16/2008	73	$17,284,805	$17,451,563	$166,758
Eurodollar Futures	12/15/2008	271	64,322,303	64,826,588	504,285
German Government Bond 5 Year Futures	12/6/2007	131	20,055,954	20,056,019	65
German Government Bond 10 Year Futures	12/6/2007	61	9,836,867	9,772,711	(64,156)
U.S. Treasury Bonds Futures	12/19/2007	332	37,001,888	36,966,125	(35,763)

Futures Contracts Short
U.S. Treasury Notes 2 Year Futures	12/31/2007	(95)	(19,587,425)	(19,669,453)	(82,028)
U.S. Treasury Notes 5 Year Futures	12/31/2007	(32)	(3,407,321)	(3,425,000)	(17,679)
U.S. Treasury Notes 10 Year Futures	12/19/2007	(47)	(5,122,374)	(5,136,219)	(13,845)

Net Unrealized Appreciation					$457,637

TBA Sale Commitments
Federal Agencies	Face Amount	Value

Federal Home Loan Mortgage Corp. 5.500% (30 Year TBA)	$(9,200,000)	$(9,007,370)
Federal National Mortgage Association 5.000% (15 Year TBA)	(5,100,000)	(4,998,000)
5.000% (30 Year TBA)	(54,900,000)	(52,343,746)
5.500% (15 Year TBA)	(15,100,000)	(15,062,250)
5.500% (30 Year TBA)	(46,100,000)	(45,149,188)
6.000% (15 Year TBA)	(4,100,000)	(4,153,813)
Government National Mortgage Association 5.000% (15 Year TBA)	(400,000)	(394,375)

Total TBA Sale Commitments (Proceeds Cost $(131,059,828))		$(131,108,742)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Honeywell International, Inc.	105,000	$6,244,350
L-3 Communications Holdings, Inc.	31,000	3,166,340
Lockheed Martin Corp.	13,100	1,421,219
Northrop Grumman Corp.	95,000	7,410,000
Raytheon Co.	57,400	3,663,268

		21,905,177

Airlines—0.7%
AMR Corp. (a)	188,000	4,190,520

Auto Components—0.7%
Gentex Corp.	182,800	3,919,232

Automobiles—0.8%
General Motors Corp.	127,000	4,660,900

Biotechnology—1.2%
Biogen Idec, Inc. (a)	101,000	6,699,330

Capital Markets—3.2%
Janus Capital Group, Inc.	61,800	1,747,704
Lehman Brothers Holdings, Inc.	115,600	7,135,988
The Goldman Sachs Group, Inc.	42,000	9,103,080

		17,986,772

Chemicals—2.8%
Albemarle Corp.	37,600	1,661,920
E. I. du Pont de Nemours & Co.	62,000	3,072,720
FMC Corp.	38,600	2,007,972
The Dow Chemical Co.	93,000	4,004,580
The Lubrizol Corp.	81,100	5,276,366

		16,023,558

Commercial Banks—0.1%
Comerica, Inc.	14,000	717,920

Commercial Services & Supplies—0.2%
Steelcase, Inc.	77,800	1,398,844

Communications Equipment—2.0%
ADC Telecommunications, Inc. (a)	267,000	5,235,870
Juniper Networks, Inc. (a)	168,000	6,150,480

		11,386,350

Computers & Peripherals—3.5%
EMC Corp.	289,000	6,011,200
Hewlett-Packard Co.	115,000	5,725,850
International Business Machines Corp.	69,000	8,128,200

		19,865,250

Diversified Financial Services—7.4%
Bank of America Corp.	113,000	5,680,510
Citigroup, Inc.	458,000	21,374,860
JPMorgan Chase & Co.	327,000	14,983,140

		42,038,510

Security Description	Shares	Value

Diversified Telecommunication Services—2.4%
AT&T, Inc.	190,000	$8,038,900
Qwest Communications International, Inc. (a)	601,200	5,506,992

		13,545,892

Electronic Equipment & Instruments—0.3%
Avnet, Inc.	37,700	1,502,722

Energy Equipment & Services—1.7%
ENSCO International, Inc.	86,000	4,824,600
Tidewater, Inc.	74,100	4,656,444

		9,481,044

Food & Staples Retailing—2.7%
BJ’s Wholesale Club, Inc. (a)	99,000	3,282,840
Safeway, Inc.	182,000	6,026,020
The Kroger Co.	202,700	5,781,004

		15,089,864

Food Products—1.3%
H.J. Heinz Co.	105,100	4,855,620
The J. M. Smucker Co.	24,000	1,282,080
Tyson Foods, Inc. (Class A)	76,400	1,363,740

		7,501,440

Health Care Providers & Services—5.4%
Aetna, Inc.	107,300	5,823,171
AmerisourceBergen Corp.	94,900	4,301,817
Coventry Health Care, Inc. (a)	19,600	1,219,316
McKesson Corp.	102,000	5,996,580
Medco Health Solutions, Inc. (a)	61,000	5,513,790
WellPoint, Inc. (a)	95,000	7,497,400

		30,352,074

Household Durables—0.3%
Mohawk Industries, Inc. (a)	17,600	1,430,880

Household Products—0.3%
Energizer Holdings, Inc. (a)	15,600	1,729,260

Industrial Conglomerates—2.9%
General Electric Co.	402,000	16,642,800

Insurance—11.2%
ACE, Ltd.	39,000	2,362,230
Alleghany Corp. (a)	6,440	2,614,640
AMBAC Financial Group, Inc.	67,000	4,214,970
American International Group, Inc.	232,000	15,694,800
Aon Corp.	44,400	1,989,564
CNA Financial Corp.	32,800	1,289,696
HCC Insurance Holdings, Inc.	41,200	1,179,968
Loews Corp.	133,000	6,430,550
MBIA, Inc.	17,000	1,037,850
Nationwide Financial Services, Inc.	24,000	1,291,680
Prudential Financial, Inc.	85,000	8,294,300
SAFECO Corp.	25,800	1,579,476

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
The Chubb Corp.	124,000	$6,651,360
The Travelers Cos., Inc.	105,300	5,300,802
Transatlantic Holdings, Inc.	16,500	1,160,445
UnumProvident Corp.	62,600	1,531,822
W.R. Berkley Corp.	35,450	1,050,384

		63,674,537

IT Services—0.3%
Computer Sciences Corp. (a)	9,000	503,100
Electronic Data Systems Corp.	66,700	1,456,728

		1,959,828

Leisure Equipment & Products—0.2%
Hasbro, Inc.	49,700	1,385,636

Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc. (a)	15,000	842,250

Machinery—3.2%
AGCO Corp. (a)	121,000	6,143,170
Deere & Co.	55,000	8,163,100
Terex Corp.	43,000	3,827,860

		18,134,130

Media—2.3%
The Walt Disney Co.	245,000	8,425,550
Time Warner, Inc.	244,500	4,489,020

		12,914,570

Metals & Mining—1.2%
United States Steel Corp.	62,000	6,568,280

Multi-Utilities—0.9%
CMS Energy Corp.	232,000	3,902,240
NiSource, Inc.	66,700	1,276,638

		5,178,878

Multiline Retail—0.5%
Dollar Tree Stores, Inc. (a)	40,400	1,637,816
Family Dollar Stores, Inc.	48,000	1,274,880

		2,912,696

Office Electronics—0.3%
Xerox Corp.	105,100	1,822,434

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—20.6%
Chevron Corp.	218,000	$20,400,440
ConocoPhillips	184,000	16,149,680
Exxon Mobil Corp.	392,000	36,283,520
Frontier Oil Corp.	118,000	4,913,520
Marathon Oil Corp.	150,000	8,553,000
Noble Energy, Inc.	95,000	6,653,800
Occidental Petroleum Corp.	69,000	4,421,520
Overseas Shipholding Group, Inc.	60,000	4,609,800
Sunoco, Inc.	68,000	4,813,040
Tesoro Corp.	85,000	3,911,700
Valero Energy Corp.	90,000	6,046,200

		116,756,220

Paper & Forest Products—1.0%
International Paper Co.	157,000	5,631,590

Pharmaceuticals—5.6%
Eli Lilly & Co.	130,000	7,400,900
King Pharmaceuticals, Inc. (a)	77,900	912,988
Merck & Co., Inc.	102,000	5,272,380
Pfizer, Inc.	736,000	17,980,480

		31,566,748

Real Estate Management & Development—0.3%
CB Richard Ellis Group, Inc. (a)	62,000	1,726,080

Road & Rail—1.3%
CSX Corp.	169,000	7,221,370

Semiconductors & Semiconductor Equipment—3.5%
Integrated Device Technology, Inc. (a)	176,000	2,724,480
Intersil Corp.	118,000	3,944,740
KLA-Tencor Corp.	87,000	4,852,860
Novellus Systems, Inc. (a)	143,000	3,898,180
Teradyne, Inc. (a)	308,000	4,250,400

		19,670,660

Software—2.2%
CA, Inc.	26,000	668,720
Cadence Design Systems, Inc. (a)	69,000	1,531,110
McAfee, Inc. (a)	126,600	4,414,542
Novell, Inc. (a)	555,000	4,240,200
Synopsys, Inc. (a)	57,400	1,554,392

		12,408,964

Specialty Retail—0.6%
RadioShack Corp.	166,500	3,439,890

Total Common Stock (Identified Cost $529,853,356)		561,883,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Short Term Investments—0.8%

Security Description	Face Amount	Value

Repurchase Agreement—0.8%
State Street Repurchase Agreement dated 09/28/07 at 1.50% to be repurchased at $4,539,567 on 10/01/07, collateralized by $3,675,000 U.S. Treasury Bond 7.25% due 8/15/22 with a value of $4,635,094.	$4,539,000	$4,539,000

Total Short Term Investments (Identified Cost $4,539,000)		4,539,000

Total Investments—99.9% (Identified Cost $534,392,356) (b)		566,422,100
Other assets less liabilities		657,575

Total Net Assets—100%		$567,079,675

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $534,392,356 and the composition of unrealized appreciation and depreciation of investment securities was $49,155,077 and $(17,125,333), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.4%
Boeing Co.	63,100	$6,624,869
Honeywell International, Inc.	219,123	13,031,245
United Technologies Corp.	95,500	7,685,840

		27,341,954

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.	122,385	5,788,810

Beverages—3.2%
The Coca-Cola Co.	284,700	16,361,709

Biotechnology—1.5%
Gilead Sciences, Inc. (a)	181,200	7,405,644

Capital Markets—1.0%
The Goldman Sachs Group, Inc.	23,000	4,985,020

Chemicals—3.5%
Monsanto Co.	209,892	17,996,140

Communications Equipment—9.8%
Cisco Systems, Inc. (a)	624,178	20,666,534
Corning, Inc. (a)	452,700	11,159,055
Juniper Networks, Inc. (a)	141,320	5,173,725
QUALCOMM, Inc.	166,627	7,041,657
Riverbed Technology, Inc. (a)	135,269	5,463,515

		49,504,486

Computers & Peripherals—5.0%
Apple, Inc. (a)	106,244	16,312,704
Hewlett-Packard Co.	87,643	4,363,745
Sun Microsystems, Inc. (a)	858,900	4,818,429

		25,494,878

Construction & Engineering—1.8%
Foster Wheeler, Ltd.	70,601	9,268,499

Consumer Finance—1.9%
American Express Co.	164,000	9,736,680

Diversified Financial Services—1.8%
JPMorgan Chase & Co.	58,200	2,666,724
NYSE Euronext (b)	80,100	6,341,517

		9,008,241

Diversified Telecommunication Services—3.2%
AT&T, Inc.	237,933	10,066,945
Verizon Communications, Inc.	140,700	6,230,196

		16,297,141

Electric Utilities—0.5%
Exelon Corp.	32,900	2,479,344

Security Description	Shares	Value

Energy Equipment & Services—1.9%
GlobalSantaFe Corp.	53,528	$4,069,199
Schlumberger, Ltd.	54,200	5,691,000

		9,760,199

Food & Staples Retailing—3.4%
Wal-Mart Stores, Inc.	217,156	9,478,859
Walgreen Co.	164,287	7,760,918

		17,239,777

Health Care Equipment & Supplies—2.8%
C.R. Bard, Inc. (b)	45,400	4,003,826
Hologic, Inc. (a)	67,700	4,129,700
Zimmer Holdings, Inc. (a)	74,300	6,017,557

		14,151,083

Health Care Providers & Services—4.2%
Henry Schein, Inc. (a)	106,400	6,473,376
Medco Health Solutions, Inc. (a)	89,370	8,078,154
WellPoint, Inc. (a)	86,900	6,858,148

		21,409,678

Hotels, Restaurants & Leisure—1.7%
Las Vegas Sands Corp. (a) (b)	66,137	8,823,999

Household Products—1.6%
Procter & Gamble Co.	114,700	8,067,998

Industrial Conglomerates—4.3%
General Electric Co.	525,213	21,743,818

Insurance—1.5%
American International Group, Inc.	109,900	7,434,735

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a)	75,400	7,023,510

Internet Software & Services—4.3%
Google, Inc. (a)	38,356	21,758,208

Life Sciences Tools & Services—2.1%
Thermo Fisher Scientific, Inc. (a) (b)	183,800	10,608,936

Machinery—2.5%
Danaher Corp.	93,300	7,716,843
Oshkosh Truck Corp.	82,000	5,081,540

		12,798,383

Media—1.0%
Focus Media Holding, Ltd. (ADR) (a) (b)	85,800	4,978,116

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	46,625	4,890,496

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—3.0%
Kohl’s Corp. (a)	168,000	$9,631,440
Macy’s, Inc.	173,402	5,604,353

		15,235,793

Oil, Gas & Consumable Fuels—1.5%
Consol Energy, Inc.	81,400	3,793,240
EOG Resources, Inc.	51,000	3,688,830

		7,482,070

Pharmaceuticals—5.9%
Abbott Laboratories	237,200	12,718,664
Elan Corp, Plc. (ADR) (a)	351,000	7,385,040
Merck & Co., Inc.	193,223	9,987,697

		30,091,401

Semiconductors & Semiconductor Equipment—3.1%
Broadcom Corp. (a)	104,400	3,804,336
PMC-Sierra, Inc. (a) (b)	744,700	6,248,033
STMicroelectronics, N.V. (ADR)	329,857	5,525,105

		15,577,474

Software—5.6%
Adobe Systems, Inc. (a)	333,300	14,551,878
Electronic Arts, Inc. (a)	44,800	2,508,352
Salesforce.com, Inc. (a) (b)	163,200	8,375,424
VMware, Inc. (a) (b)	32,900	2,796,500

		28,232,154

Tobacco—1.8%
Altria Group, Inc.	130,980	9,107,039

Wireless Telecommunication Services—2.9%
Clearwire Corp. (a) (b)	73,300	1,791,452
NII Holdings, Inc. (a)	157,884	12,970,171

		14,761,623

Total Common Stock (Identified Cost $408,975,743)		492,845,036

Short Term Investments—0.5%
Security Description	Face Amount	Value

Discount Notes—0.5%
Federal Home Loan Bank 4.000%, 10/01/07	$2,200,000	$2,200,000

Total Short Term Investments (Identified Cost $2,200,000)		2,200,000

Total Investments—97.7% (Identified Cost $411,175,743) (c)		495,045,036
Other assets less liabilities		11,827,613

Total Net Assets—100%		$506,872,649

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $36,959,728 and the collateral received consisted of cash in the amount of $38,063,925.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $411,175,743 and the composition of unrealized appreciation and depreciation of investment securities was $91,110,980 and $(7,241,687), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Commercial Paper—66.1% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—25.0%
Amsterdam Funding Corp. 5.220%, 10/22/07	$30,000,000	$29,908,650
Atlantic Asset Security Corp. 5.170%, 11/21/07	50,200,000	49,832,327
Bryant Park Funding 6.350%, 10/02/07	15,000,000	14,997,354
CAFCO, LLC 5.250%, 10/04/07	30,000,000	29,986,875
5.430%, 11/13/07	10,000,000	9,935,142
Cedar Springs Capital Co. 5.250%, 10/19/07	25,000,000	24,934,375
Chariot Funding 6.080%, 10/23/07	45,000,000	44,832,800
Edison Asset Securities, LLC 5.125%, 01/30/08	12,000,000	11,793,292
Erasmus Capital Corp. 5.260%, 10/02/07	13,000,000	12,998,101
5.400%, 12/17/07	7,000,000	6,919,150
5.930%, 12/17/07	10,000,000	9,873,164
Fountain Square Commercial Funding (144A)
5.250%, 10/15/07	16,000,000	15,967,333
Foxboro Funding, Ltd. 5.300%, 10/12/07	20,000,000	19,967,611
Lexington Parker Capital Co. 6.070%, 11/16/07	20,000,000	19,844,878
Liberty Street Funding, LLC 5.600%, 11/13/07	3,100,000	3,079,264
Mont Blanc Capital Corp. 5.260%, 10/09/07	13,000,000	12,984,804
Three Pillars Funding Corp. 5.260%, 10/16/07	15,000,000	14,967,125
Thunder Bay Funding, Inc. 5.450%, 11/07/07	12,054,000	11,986,481
Triple A-1 Funding Corp. 5.300%, 10/29/07	35,194,000	35,048,922
Versailles CDS, LLC 5.255%, 10/10/07	20,000,000	19,973,725

		399,831,373

Asset Backed—Other—12.7%
Amstel Funding Corp. 5.250%, 10/22/07	9,385,000	9,356,258
5.900%, 11/20/07	10,000,000	9,918,055
6.180%, 12/05/07	15,000,000	14,832,625
Atlas Capital Funding Corp. 5.260%, 10/11/07	10,000,000	9,985,389
Beta Finance, Inc. 5.250%, 10/22/07	30,000,000	29,908,125
Govco, Inc. 5.250%, 10/10/07	14,000,000	13,981,625
5.730%, 11/15/07	7,000,000	6,949,862
Grampian Funding, LLC 5.185%, 11/19/07	11,645,000	11,562,817
Greyhawk Funding, LLC 5.280%, 10/02/07	8,000,000	7,998,827

Security Description	Face Amount	Value

Asset Backed—Other—(Continued)
K2 USA, LLC 5.260%, 10/05/07	$25,000,000	$24,985,389
5.255%, 10/15/07	10,000,000	9,979,564
Newport Funding Corp. 5.250%, 10/09/07	15,000,000	14,982,500
Picaros Funding, LLC 5.260%, 10/16/07	15,000,000	14,967,125
Scaldis Capital, LLC 6.080%, 12/13/07	15,000,000	14,815,067
Ticonderoga Funding, LLC 6.100%, 10/01/07	5,000,000	5,000,000
6.280%, 10/12/07	5,000,000	4,990,406

		204,213,634

Capital Markets—4.0%
Greenwich Capital Holdings, Inc. 5.450%, 11/15/07	20,000,000	19,863,750
The Goldman Sachs Group, Inc. 5.588%, 12/18/07 (a)	15,000,000	15,000,000
The Goldman Sachs Group, Inc. (144A) 5.370%, 08/22/08 (a)	29,150,000	29,150,000

		64,013,750

Commercial Banks—1.0%
Deutsche Bank AG (NY) 5.385%, 03/11/08	16,270,000	16,270,000

Diversified Financial Services—6.2%
Bank of America Corp. 5.520%, 12/10/07	50,000,000	49,463,334
5.520%, 12/12/07	15,000,000	14,834,400
5.320%, 02/08/08	15,000,000	14,711,833
General Electric Capital Corp. 5.240%, 10/19/07	20,000,000	19,947,600

		98,957,167

Insurance—2.5%
Irish Life & Permanent, Plc. 5.250%, 10/03/07	5,000,000	4,998,542
5.110%, 11/26/07	30,000,000	29,761,533
New York Life Insurance Co. 5.773%, 10/15/07 (a)	5,000,000	5,000,000

		39,760,075

Yankee—14.7%
DEPFA Bank Europe, Plc. 5.500%, 10/22/07	50,000,000	49,839,583
HBOS Treasury Services, Plc. 5.250%, 10/17/07	5,000,000	4,988,333
5.250%, 11/02/07	35,000,000	34,836,667
Rabobank USA Finance Co. 4.890%, 10/01/07	30,165,000	30,165,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Commercial Paper—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Raiffeisen Zentralbank 5.250%, 10/10/07	$25,000,000	$24,967,188
5.130%, 12/19/07	11,000,000	10,876,168
5.140%, 12/27/07	15,500,000	15,307,464
Societe Generale N.A. 5.165%, 02/08/08	12,000,000	11,776,183
SwedBank Mortgage AB 5.250%, 10/12/07	10,000,000	9,983,958
UBS Finance, LLC 5.250%, 03/18/08	15,500,000	15,117,990
UniCredito Italiano Bank Ireland 5.245%, 03/20/08	8,350,000	8,141,970
Westpac Securities NZ, Ltd. 5.245%, 10/23/07	20,000,000	19,935,894

		235,936,398

Total Commercial Paper (Identified Cost $1,058,982,397)		1,058,982,397

Certificate of Deposit—28.0%

Capital Markets—2.2%
UBS AG 5.470%, 11/21/07	30,000,000	30,000,000
5.050%, 03/20/08	5,000,000	5,000,000

		35,000,000

Commercial Banks—23.1%
Banco Bilbao Vizcaya (NY) 5.065%, 04/02/08	5,870,000	5,870,146
Bank of Montreal (Chicago) 5.100%, 04/01/08	5,720,000	5,720,000
Bank of Scotland, Plc. (NY) 5.331%, 10/27/08	10,000,000	10,000,000
Barclays Bank, Plc. (NY) 5.270%, 10/02/07	30,000,000	30,000,000
BNP Paribas (NY) 5.270%, 10/03/07	12,030,000	12,030,000
5.310%, 11/20/07	21,590,000	21,590,000
5.325%, 11/30/07	19,885,000	19,885,000
Canadian Imperial Bank of Commerce 5.090%, 04/01/08	16,240,000	16,240,000
HBOS Treasury Services, Plc. 5.280%, 10/05/07	5,300,000	5,300,000
5.700%, 12/04/07	18,000,000	18,000,000
Mizuho Corp. Bank (NY) 5.730%, 10/02/07	6,000,000	6,000,000
Natixis Institutional Bank 5.420%, 07/10/08	5,145,000	5,160,002
Nordea Bank Finland, Plc. (NY) 5.270%, 10/03/07	13,000,000	13,000,000
4.910%, 06/23/08	5,545,000	5,545,395
Royal Bank of Scotland, Plc. (NY) 5.700%, 12/07/07	15,000,000	15,000,000

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Skandinaviska Enskilda Banken AB (NY) 5.470%, 11/26/07	$30,000,000	$30,000,000
Svenska Handelsbanken AB (NY) 5.270%, 02/07/08	12,255,000	12,255,000
Swedbank AB (NY) 5.150%, 12/21/07	38,000,000	38,000,000
Toronto-Dominion Bank (NY) 5.000%, 03/25/08	15,000,000	15,000,000
5.050%, 03/25/08	25,000,000	25,000,000
UniCredito Italiano S.p.A. (NY) 5.385%, 03/20/08	10,010,000	10,010,231
Wachovia Bank N.A. 5.320%, 02/06/08	50,000,000	50,000,000

		369,605,774

Consumer Finance—1.8%
American Express 5.650%, 10/16/07	5,000,000	5,000,000
5.500%, 11/21/07	25,000,000	25,000,000

		30,000,000

Yankee—0.9%
Bank of Nova Scotia 5.665%, 07/03/08 (a)	14,410,000	14,405,660

Total Certificate of Deposit (Identified Cost $449,011,434)		449,011,434

Medium Term Notes—8.0%

Asset Backed—0.2%
Arkle Master Issuer, Plc. (144A) 5.733%, 11/17/07 (a)	3,500,000	3,500,000

Diversified Financial Services—1.1%
Cullinan Finance Corp. (144A) 5.111%, 06/25/08 (a)	10,060,000	10,058,994
General Electric Capital Corp. 5.156%, 08/22/08 (a)	7,500,000	7,500,000

		17,558,994

Insurance—2.4%
Allstate Life Global Funding II (144A) 5.159%, 09/26/08 (a)	10,000,000	10,000,000
Irish Life & Permanent, Plc. (144A) 5.156%, 01/22/08 (a)	20,000,000	20,000,000
Principal Life Income Funding Trusts 5.750%, 12/07/07 (a)	7,900,000	7,900,864

		37,900,864

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Medium Term Notes—(Continued)

Security Description	Face Amount	Value

Yankee—4.3%
Commonwealth Bank of Australia (144A) 5.358%, 01/31/08 (a)	$40,000,000	$40,005,214
DnB NOR Bank ASA (144A) 5.131%, 09/24/08 (a)	28,425,000	28,425,000

		68,430,214

Total Medium Term Notes (Identified Cost $127,390,072)		127,390,072

Total Investments—102.1% (Identified Cost $1,635,383,903) (b)		1,635,383,903
Liabilities in excess of other assets		(33,723,341)

Total Net Assets—100%		$1,601,660,562

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,635,383,903.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $157,106,541, which is 9.8% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Orbital Sciences Corp. (a)	676,500	$15,045,360

Air Freight & Logistics—0.6%
ABX Air, Inc. (a) (b)	777,459	5,504,410

Building Products—1.6%
Goodman Global, Inc. (a)	641,196	15,311,760

Capital Markets—3.5%
KBW, Inc. (a) (b)	353,302	10,168,031
Piper Jaffray Co. (a) (b)	357,813	19,178,777
TradeStation Group, Inc. (a) (b)	397,700	4,641,159

		33,987,967

Chemicals—2.5%
H.B. Fuller Co.	570,300	16,926,504
Sensient Technologies Corp.	257,713	7,440,174

		24,366,678

Commercial Banks—8.0%
Boston Private Financial Holdings, Inc. (b)	185,100	5,153,184
Cathay General Bancorp (b)	379,890	12,236,257
Columbia Banking Systems, Inc. (b)	142,869	4,546,092
First Midwest Bancorp, Inc. (b)	327,000	11,170,320
Sterling Bancshares, Inc.	774,464	8,836,634
Sterling Financial Corp. (Washington) (b)	508,257	13,677,196
Umpqua Holdings Corp. (b)	302,062	6,044,261
United Bankshares, Inc. (b)	295,310	8,989,236
Wintrust Financial Corp. (b)	173,515	7,407,355

		78,060,535

Commercial Services & Supplies—5.3%
Heidrick & Struggles International, Inc.	323,021	11,774,115
The Brinks Co.	373,100	20,848,828
Waste Connections, Inc. (a)	442,950	14,068,092
Watson Wyatt & Co. Holdings	110,200	4,952,388

		51,643,423

Communications Equipment—1.6%
Dycom Industries, Inc. (a) (b)	521,275	15,966,653

Computers & Peripherals—1.5%
Electronics for Imaging, Inc. (a)	533,700	14,335,182

Construction & Engineering—1.0%
Perini Corp. (a)	177,187	9,910,069

Construction Materials—1.6%
Texas Industries, Inc. (b)	197,600	15,511,600

Containers & Packaging—2.0%
Silgan Holdings, Inc.	361,900	19,452,125

Distributors—1.5%
LKQ Corp. (a) (b)	417,900	14,547,099

Security Description	Shares	Value

Electric Utilities—1.0%
UIL Holdings Corp. (b)	299,200	$9,424,800

Electronic Equipment & Instruments—0.4%
Technologies Data Corp. (a)	96,600	3,875,592

Energy Equipment & Services—1.5%
Cal Dive International, Inc. (a) (b)	466,700	7,000,500
Hercules Offshore, Inc. (a)	299,122	7,810,075

		14,810,575

Food & Staples Retailing—6.7%
BJ’s Wholesale Club, Inc. (a)	905,000	30,009,800
Longs Drug Stores Corp.	284,400	14,126,148
Ruddick Corp.	631,100	21,167,094

		65,303,042

Food Products—2.1%
Hain Celestial Group, Inc. (a) (b)	439,600	14,124,348
Pilgrim’s Pride Corp. (b)	174,800	6,070,804

		20,195,152

Gas Utilities—0.9%
Southwest Gas Corp.	296,879	8,398,707

Health Care Equipment & Supplies—1.1%
Invacare Corp. (b)	430,400	10,062,752
Orthofix International NV (a)	4,499	220,316

		10,283,068

Health Care Providers & Services—3.9%
Amedisys, Inc. (a)	278,100	10,684,602
Kindred Healthcare, Inc. (a) (b)	395,300	7,079,823
Magellan Health Services, Inc. (a)	363,090	14,734,192
PharMerica Corp. (a) (b)	392,734	5,859,592

		38,358,209

Hotels, Restaurants & Leisure—6.1%
Morgans Hotel Group Co. (a) (b)	639,510	13,909,343
Orient-Express Hotels, Ltd. (Class A) (b)	347,900	17,836,833
Pinnacle Entertainment, Inc. (a) (b)	618,000	16,828,140
Vail Resorts, Inc. (a) (b)	166,700	10,383,743

		58,958,059

Insurance—4.3%
Aspen Insurance Holdings, Ltd.	248,100	6,924,471
Endurance Specialty Holdings, Ltd.	186,896	7,765,529
IPC Holdings, Ltd.	538,740	15,542,649
Platinum Underwriters Holdings, Ltd.	313,307	11,266,520

		41,499,169

Internet Software & Services—0.6%
SkillSoft, Plc. (ADR) (a)	706,800	6,354,132

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.5%
Leapfrog Enterprises, Inc. (a) (b)	549,526	$4,533,590

Machinery—3.2%
Actuant Corp. (b)	87,400	5,678,378
Albany International Corp. (Class A) (b)	166,200	6,230,838
Astec Industries, Inc. (a)	154,500	8,876,025
Chart Industries, Inc. (a)	334,900	10,770,384

		31,555,625

Marine—1.3%
Great Lakes Dredge & Dock Corp. (a)	623,300	5,460,108
Kirby Corp. (a)	164,700	7,269,858

		12,729,966

Media—0.5%
Belo Corp. (Class A)	103,604	1,798,565
Outdoor Channel Holdings, Inc. (a) (b)	313,400	2,830,002

		4,628,567

Metals & Mining—0.4%
A.M. Castle & Co.	125,000	4,075,000

Multi-Utilities—0.5%
Black Hills Corp. (b)	117,600	4,823,952

Oil, Gas & Consumable Fuels—3.5%
Delta Petroleum Corp. (a) (b)	547,600	9,829,420
North American Energy Partners, Inc. (a)	358,200	6,182,532
Swift Energy Co. (a)	317,700	13,000,284

USEC, Inc. (a) (b)	509,300	5,220,325

		34,232,561

Paper & Forest Products—1.2%
Louisiana-Pacific Corp. (b)	689,000	11,692,330

Personal Products—1.4%
Elizabeth Arden, Inc. (a)	511,300	13,784,648

Pharmaceuticals—2.5%
Axcan Pharma, Inc. (a)	1,172,448	24,351,745

Real Estate Investment Trusts—5.4%
Arbor Realty Trust, Inc. (b)	714,374	13,494,525
Capital Trust, Inc. (b)	194,003	6,887,106
Gramercy Capital Corp. (b)	676,100	17,017,437
LaSalle Hotel Properties	350,200	14,736,416

		52,135,484

Road & Rail—0.9%
Knight Transportation, Inc. (b)	422,400	7,269,504
Vitran Corp., Inc. (a)	67,435	1,116,724

		8,386,228

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.7%
Cirrus Logic, Inc. (a)	705,000	$4,512,000
PMC-Sierra, Inc. (a) (b)	697,800	5,854,542
RF Micro Devices, Inc. (a) (b)	2,257,100	15,190,283
Tessera Technologies, Inc. (a)	130,573	4,896,487
Trident Microsystems, Inc. (a) (b)	327,257	5,200,114

		35,653,426

Software—2.4%
Epicor Software Corp. (a) (b)	277,000	3,814,290
Lawson Software, Inc. (a) (b)	1,389,700	13,910,897
Mentor Graphics Corp. (a)	383,300	5,787,830

		23,513,017

Specialty Retail—4.1%
AnnTaylor Stores Corp. (a)	279,500	8,851,765
JoS. A. Bank Clothiers, Inc. (a) (b)	32,900	1,099,518
Sally Beauty Holdings, Inc. (a) (b)	586,311	4,954,328
The Dress Barn, Inc. (a)	342,600	5,827,626
The Talbots, Inc. (b)	528,600	9,514,800
Tween Brands, Inc. (a) (b)	307,800	10,108,152

		40,356,189

Textiles, Apparel & Luxury Goods—1.8%
Carter’s, Inc. (a)	299,300	5,971,035
Fossil, Inc. (a)	301,700	11,271,512

		17,242,547

Thrifts & Mortgage Finance—2.2%
First Niagara Financial Group, Inc. (b)	1,179,500	16,689,925
WSFS Financial Corp.	73,770	4,603,248

		21,293,173

Trading Companies & Distributors—0.6%
H&E Equipment Services, Inc. (a) (b)	307,900	5,536,042

Total Common Stock (Identified Cost $911,420,309)		941,627,456

Short Term Investments—3.2%
Security Description	Face Amount	Value

Discount Notes—3.2%
Federal Home Loan Bank 4.000%, 10/01/07	$31,300,000	31,300,000

Total Short Term Investments (Identified Cost $31,300,000)		31,300,000

Total Investments—100.1% (Identified Cost $942,720,309) (c)		972,927,456
Liabilities in excess of other assets		(1,044,208)

Total Net Assets—100%		$971,883,248

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $235,175,924 and the collateral received consisted of cash in the amount of $243,653,833.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $942,720,309 and the composition of unrealized appreciation and depreciation of investment securities was $71,671,979 and $(41,464,832), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—98.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Alliant Techsystems, Inc. (a)	600	$65,580
Boeing Co.	33,100	3,475,169
United Technologies Corp.	77,690	6,252,491

		9,793,240

Air Freight & Logistics—2.0%
FedEx Corp.	21,280	2,229,080
United Parcel Service, Inc. (Class B)	126,000	9,462,600

		11,691,680

Auto Components—0.5%
Johnson Controls, Inc.	19,700	2,326,767
WABCO Holdings, Inc.	17,366	811,860

		3,138,627

Automobiles—0.9%
Ford Motor Co. (a)	438,300	3,721,167
General Motors Corp.	43,300	1,589,110

		5,310,277

Beverages—2.3%
Anheuser-Busch Cos., Inc.	20,300	1,014,797
PepsiCo, Inc.	125,780	9,214,643
The Coca-Cola Co.	60,100	3,453,947

		13,683,387

Biotechnology—2.4%
Genentech, Inc. (a)	100,100	7,809,802
ImClone Systems, Inc. (a)	101,100	4,179,474
Millennium Pharmaceuticals, Inc. (a)	176,600	1,792,490

		13,781,766

Building Products—0.4%
American Standard Cos., Inc.	43,200	1,538,784
Owens Corning, Inc. (a)	30,500	764,025

		2,302,809

Capital Markets—1.6%
American Capital Strategies, Ltd.	47,000	2,008,310
Lehman Brothers Holdings, Inc.	42,800	2,642,044
Merrill Lynch & Co., Inc.	9,800	698,544
The Goldman Sachs Group, Inc.	18,580	4,027,029

		9,375,927

Chemicals—0.8%
Potash Corp. of Saskatchewan, Inc.	46,800	4,946,760

Commercial Banks—3.7%
Commerce Bancorp, Inc.	25,900	1,004,402
Fifth Third Bancorp	76,900	2,605,372
SunTrust Banks, Inc.	26,300	1,990,121
Wachovia Corp.	212,647	10,664,247

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	148,300	$5,282,446

		21,546,588

Communications Equipment—4.5%
Cisco Systems, Inc. (a)	515,540	17,069,529
Corning, Inc. (a)	48,150	1,186,897
Polycom, Inc. (a)	39,900	1,071,714
QUALCOMM, Inc.	165,460	6,992,340

		26,320,480

Computers & Peripherals—4.5%
Brocade Communications Systems, Inc. (a)	441,500	3,779,240
Dell, Inc. (a)	138,000	3,808,800
Hewlett-Packard Co.	51,020	2,540,286
SanDisk Corp. (a)	173,000	9,532,300
Seagate Technology (a)	198,700	5,082,746
Sun Microsystems, Inc. (a)	333,300	1,869,813

		26,613,185

Construction & Engineering—1.3%
Fluor Corp.	54,200	7,803,716

Consumer Finance—1.6%
AmeriCredit Corp. (a)	54,900	965,142
Capital One Financial Corp.	40,300	2,677,129
SLM Corp.	114,800	5,702,116

		9,344,387

Diversified Financial Services—1.7%
JPMorgan Chase & Co.	193,272	8,855,723
Moody’s Corp.	20,500	1,033,200

		9,888,923

Diversified Telecommunication Services—2.4%
AT&T, Inc.	110,977	4,695,437
Level 3 Communications, Inc. (a)	742,500	3,452,625
Time Warner Telecom, Inc. (Class A) (a)	173,100	3,803,007
Verizon Communications, Inc.	46,638	2,065,131

		14,016,200

Electric Utilities—0.6%
Edison International	66,800	3,704,060

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	30,400	1,553,136
Emerson Electric Co.	23,400	1,245,348

		2,798,484

Electronic Equipment & Instruments—1.2%
Agilent Technologies, Inc. (a)	45,005	1,659,784
Flextronics International, Ltd. (a)	180,600	2,019,108
Jabil Circuit, Inc.	148,710	3,396,537

		7,075,429

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—3.8%
Baker Hughes, Inc.	48,510	$4,383,849
BJ Services Co.	127,200	3,377,160
Schlumberger, Ltd.	92,800	9,744,000
Weatherford International, Ltd. (a)	75,600	5,078,808

		22,583,817

Food & Staples Retailing—0.3%
Costco Wholesale Corp.	15,900	975,783
Sysco Corp.	27,200	968,048

		1,943,831

Food Products—2.2%
Campbell Soup Co.	28,200	1,043,400
Kraft Foods, Inc. (Class A)	108,036	3,728,322
Sara Lee Corp.	344,600	5,751,374
Unilever NV (NY Shares)	78,700	2,427,895

		12,950,991

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.	130,700	7,355,796
Kyphon, Inc. (a)	5,300	371,000
Lumenis, Ltd. (a)	520	546
Medtronic, Inc.	66,700	3,762,547

		11,489,889

Health Care Providers & Services—1.7%
DaVita, Inc. (a)	53,500	3,380,130
UnitedHealth Group, Inc.	137,300	6,649,439

		10,029,569

Health Care Technology—0.2%
Cerner Corp. (a)	16,500	986,865

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	17,300	837,839
Las Vegas Sands Corp. (a)	36,300	4,843,146
McDonald’s Corp.	23,600	1,285,492
Starbucks Corp. (a)	103,000	2,698,600
Starwood Hotels & Resorts Worldwide, Inc. (a)	15,635	949,826

		10,614,903

Household Durables—0.6%
Fortune Brands, Inc.	13,800	1,124,562
Jarden Corp. (a)	15,900	491,946
Leggett & Platt, Inc.	54,300	1,040,388
Lennar Corp. (Class A)	35,900	813,135

		3,470,031

Household Products—0.2%
Energizer Holdings, Inc. (a)	11,200	1,241,520

Independent Power Producers & Energy Traders—0.2%
The AES Corp. (a)	56,300	1,128,252

Security Description	Shares	Value

Industrial Conglomerates—3.2%
General Electric Co.	408,600	$16,916,040
Siemens AG (ADR)	13,000	1,784,250

		18,700,290

Insurance—4.4%
Aflac, Inc.	30,000	1,711,200
AMBAC Financial Group, Inc.	72,300	4,548,393
American International Group, Inc.	95,300	6,447,045
Berkshire Hathaway, Inc. (Class A) (a)	20	2,370,200
Marsh & McLennan Cos., Inc.	144,200	3,677,100
MBIA, Inc.	52,900	3,229,545
RenaissanceRe Holdings, Ltd.	23,700	1,550,217
The Progressive Corp.	73,800	1,432,458
XL Capital, Ltd. (Class A)	14,100	1,116,720

		26,082,878

Internet Software & Services—4.4%
eBay, Inc. (a)	175,220	6,837,085
Google, Inc. (Class A) (a)	26,030	14,766,038
Yahoo!, Inc. (a)	168,180	4,513,951

		26,117,074

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a)	29,400	1,477,056
Automatic Data Processing, Inc.	5,370	246,644
Paychex, Inc.	45,300	1,857,300
Verifone Holdings, Inc. (a)	34,300	1,520,519

		5,101,519

Machinery—2.0%
Caterpillar, Inc.	16,200	1,270,566
Danaher Corp.	44,100	3,647,511
Illinois Tool Works, Inc.	108,300	6,459,012
Parker-Hannifin Corp.	5,000	559,150

		11,936,239

Media—2.7%
CBS Corp. (Class B)	94,050	2,962,575
Citadel Broadcasting Corp.	12,993	54,051
Comcast Corp. (Class A)	50,100	1,211,418
Getty Images, Inc. (a)	7,429	206,823
Omnicom Group, Inc.	28,600	1,375,374
The Walt Disney Co.	169,200	5,818,788
Time Warner Cable, Inc. (Class A) (a)	23,900	783,920
Time Warner, Inc.	92,300	1,694,628
Viacom, Inc. (Class B) (a)	49,750	1,938,758

		16,046,335

Metals & Mining—1.8%
Alcoa, Inc.	47,616	1,862,738
Allegheny Technologies, Inc.	8,500	934,575
Barrick Gold Corp.	85,600	3,447,968
Freeport-McMoRan Copper & Gold, Inc.	15,600	1,636,284
Newmont Mining Corp.	33,000	1,476,090

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Nucor Corp.	21,000	$1,248,870

		10,606,525

Multi-Utilities—0.3%
CMS Energy Corp.	91,700	1,542,394

Multiline Retail—2.2%
Target Corp.	202,600	12,879,282

Oil, Gas & Consumable Fuels—4.1%
Anadarko Petroleum Corp.	23,200	1,247,000
Arch Coal, Inc.	72,400	2,442,776
Chevron Corp.	24,973	2,336,973
ConocoPhillips	22,600	1,983,602
EOG Resources, Inc.	13,000	940,290
Exxon Mobil Corp.	49,199	4,553,859
Royal Dutch Shell, Plc. (ADR) (A Shares)	112,200	9,220,596
Royal Dutch Shell, Plc. (ADR) (B Shares)	19,307	1,585,105

		24,310,201

Personal Products—0.3%
Avon Products, Inc.	24,300	911,979
Bare Escentuals, Inc. (a)	40,000	994,800

		1,906,779

Pharmaceuticals—6.4%
Allergan, Inc.	74,360	4,793,989
AstraZeneca, Plc. (ADR)	159,200	7,971,144
Bristol-Myers Squibb Co.	102,700	2,959,814
Forest Laboratories, Inc. (a)	181,560	6,770,373
Pfizer, Inc.	143,700	3,510,591
Sanofi-Aventis (ADR)	110,600	4,691,652
Sepracor, Inc. (a)	73,290	2,015,475
Teva Pharmaceutical Industries, Ltd. (ADR)	66,700	2,966,149
Wyeth	45,600	2,031,480

		37,710,667

Real Estate Investment Trusts—0.4%
Douglas Emmett, Inc.	29,800	736,954
General Growth Properties, Inc.	21,680	1,162,482
Host Hotels & Resorts, Inc.	16,676	374,209

		2,273,645

Semiconductors & Semiconductor Equipment—5.7%
Altera Corp. (a)	111,700	2,689,736
Applied Materials, Inc.	370,401	7,667,301
ASML Holding NV (a)	14,710	483,370
Intel Corp.	225,100	5,821,086
KLA-Tencor Corp.	128,900	7,190,042
Lam Research Corp. (a)	23,800	1,267,588

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Linear Technology Corp.	30,300	$1,060,197
Micron Technology, Inc. (a)	159,100	1,766,010
Qimonda AG (ADR) (a)	102,700	1,160,510
Silicon Laboratories, Inc. (a)	27,500	1,148,400
Xilinx, Inc.	131,300	3,432,182

		33,686,422

Software—3.2%
Microsoft Corp.	488,130	14,380,310
NAVTEQ Corp. (a)	14,500	1,130,565
SAP AG (ADR)	52,955	3,106,870

		18,617,745

Specialty Retail—3.0%
Best Buy Co., Inc.	121,100	5,573,022
Lowe’s Cos., Inc.	306,600	8,590,932
The Home Depot, Inc.	71,458	2,318,098
Urban Outfitters, Inc. (a)	53,100	1,157,580

		17,639,632

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc. (a)	22,900	1,082,483
Hanesbrands, Inc. (a)	107,687	3,021,697

		4,104,180

Thrifts & Mortgage Finance—3.8%
Federal Home Loan Mortgage Corp.	41,300	2,437,113
Federal National Mortgage Association	63,700	3,873,597
Hudson City Bancorp, Inc.	256,800	3,949,584
IndyMac Bancorp, Inc.	109,400	2,582,934
Washington Mutual, Inc.	267,800	9,456,018

		22,299,246

Tobacco—1.2%
Altria Group, Inc.	100,900	7,015,577

Wireless Telecommunication Services—0.4%
American Tower Corp. (Class A) (a)	48,370	2,106,030

Total Common Stock (Identified Cost $493,842,050)		580,258,253

Preferred Stock—0.2%

Pharmaceuticals—0.2%
Schering-Plough Corp.	5,000	1,386,250

Total Preferred Stock (Identified Cost $1,250,000)		1,386,250

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—Convertible—0.2%

Security Description	Face Amount	Value

Automobiles—0.2%
Ford Motor Co.
4.250%, 12/15/36	$1,284,000	$1,500,675

Total Fixed Income—Convertible (Identified Cost $1,291,979)		1,500,675

Short Term Investments—1.0%
Security Description	Face Amount	Value

Repurchase Agreement—1.0%
State Street Corp. Repurchase Agreement dated 09/28/07 at 2.10% to be repurchased at $5,686,995 on 10/01/07, collateralized by $5,130,000 U.S. Treasury Bond 6.00% due 02/15/26 with a value of $5,803,363.	$5,686,000	$5,686,000

Total Short Term Investments (Identified Cost $5,686,000)		5,686,000

Total Investments—100.1% (Identified Cost $502,070,029) (b)		588,831,178
Liabilities in excess of other assets		(792,799)

Total Net Assets—100%		$588,038,379

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $502,070,029 and the composition of unrealized appreciation and depreciation of investment securities was $105,189,096 and $(18,427,947), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—95.8% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
Toll Holdings, Ltd. (AUD) (a)	646,229	$7,479,639
United Parcel Service, Inc. (Class B)	273,100	20,509,810

		27,989,449

Automobiles—0.8%
Harley-Davidson, Inc. (a)	813,900	37,610,319

Beverages—2.3%
Diageo, Plc. (ADR)	749,900	65,788,727
Heineken Holding NV (EUR)	775,143	44,280,813

		110,069,540

Capital Markets—3.9%
Ameriprise Financial, Inc.	820,780	51,799,426
E*TRADE Financial Corp. (a) (b)	958,200	12,514,092
Morgan Stanley	373,210	23,512,230
State Street Corp. (a)	189,100	12,889,056
The Bank of New York Mellon Corp.	1,952,164	86,168,519

		186,883,323

Commercial Banks—7.4%
Commerce Bancorp, Inc. (a)	1,058,700	41,056,386
HSBC Holdings, Plc. (GBP)	6,481,519	119,463,525
Wachovia Corp.	1,693,920	84,950,088
Wells Fargo & Co.	3,080,800	109,738,096

		355,208,095

Commercial Services & Supplies—1.9%
Iron Mountain, Inc. (a) (b)	1,867,850	56,932,068
The Dun & Bradstreet Corp.	333,800	32,916,018

		89,848,086

Computers & Peripherals—1.7%
Dell, Inc. (b)	1,882,300	51,951,480
Hewlett-Packard Co.	645,800	32,154,382

		84,105,862

Construction Materials—1.9%
Martin Marietta Materials, Inc. (a)	384,700	51,376,685
Vulcan Materials Co. (a)	427,300	38,093,795

		89,470,480

Consumer Finance—4.5%
American Express Co.	3,569,700	211,933,089
Discover Financial Services, LLC (b)	281,935	5,864,248

		217,797,337

Containers & Packaging—1.4%
Sealed Air Corp. (a)	2,647,900	67,680,324

Diversified Consumer Services—1.0%
H&R Block, Inc. (a)	2,205,830	46,719,479

Security Description	Shares	Value

Diversified Financial Services—5.8%
Citigroup, Inc.	1,854,673	$86,557,589
JPMorgan Chase & Co.	3,220,008	147,540,766
Moody’s Corp. (a)	866,400	43,666,560

		277,764,915

Electronic Equipment & Instruments—1.4%
Agilent Technologies, Inc. (b)	631,870	23,303,366
Tyco Electronics, Ltd.	1,286,022	45,563,759

		68,867,125

Energy Equipment & Services—1.0%
Transocean, Inc. (a) (b)	424,700	48,012,335

Food & Staples Retailing—5.8%
Costco Wholesale Corp. (a)	2,577,200	158,162,764
CVS Caremark Corp.	1,614,691	63,990,204
Wal-Mart Stores, Inc.	1,276,600	55,723,590

		277,876,558

Food Products—0.5%
Hershey Co. (a)	517,100	23,998,611

Health Care Equipment & Supplies—1.1%
Covidien, Ltd. (b)	1,291,322	53,589,863

Health Care Providers & Services—2.4%
Cardinal Health, Inc. (a)	492,300	30,783,519
Express Scripts, Inc. (b)	596,800	33,313,376
UnitedHealth Group, Inc.	1,059,800	51,326,114

		115,423,009

Household Durables—0.2%
Hunter Douglas NV (EUR) (a)	112,851	10,107,485

Household Products—1.2%
Procter & Gamble Co.	852,300	59,950,782

Industrial Conglomerates—1.2%
Tyco International, Ltd. (a)	1,285,022	56,977,875

Insurance—14.9%
AMBAC Financial Group, Inc. (a)	332,330	20,906,880
American International Group, Inc.	2,770,007	187,390,974
Aon Corp. (a)	830,700	37,223,667
Berkshire Hathaway, Inc. (Class A) (b)	1,068	126,568,680
Berkshire Hathaway, Inc. (Class B) (a) (b)	1,256	4,963,712
Everest Re Group, Ltd.	56,900	6,272,656
Loews Corp. (a)	2,174,700	105,146,745
Markel Corp. (a) (b)	8,250	3,993,000
Millea Holdings, Inc. (JPY) (a)	1,157,500	46,404,189
NIPPONKOA Insurance Co., Ltd. (JPY) (a)	2,408,300	20,876,310
Principal Financial Group, Inc. (a)	249,600	15,747,264
Sun Life Financial, Inc.	139,300	7,306,285
The Chubb Corp.	316,800	16,993,152

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
The Progressive Corp. (a)	3,813,000	$74,010,330
Transatlantic Holdings, Inc. (a)	593,256	41,723,694

		715,527,538

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a) (b)	526,400	49,034,160
Expedia, Inc. (a) (b)	229,899	7,329,180
Liberty Media Interactive (Class A) (a) (b)	595,950	11,448,200

		67,811,540

Internet Software & Services—0.8%
Google, Inc. (Class A) (b)	65,563	37,191,923

Marine—0.3%
China Shipping Development Co., Ltd. (HKD)	4,794,000	15,546,823

Media—5.4%
Comcast Corp. (Special Class A) (b)	4,101,932	98,282,291
Gannett Co., Inc.	152,500	6,664,250
Lagardere S.C.A. (EUR) (a)	457,377	38,791,238
Liberty Media Capital (Series A) (b)	119,190	14,878,488
News Corp. (Class A)	3,299,700	72,560,403
Virgin Media, Inc. (a)	739,057	17,936,913
WPP Group, Plc. (ADR) (a)	166,200	11,218,500

		260,332,083

Metals & Mining—0.7%
BHP Billiton, Plc. (GBP)	438,822	15,529,134
Rio Tinto, Plc. (GBP)	195,300	16,685,245

		32,214,379

Multiline Retail—0.3%
Sears Holdings Corp. (a) (b)	119,940	15,256,368

Oil, Gas & Consumable Fuels—12.8%
Canadian Natural Resources, Ltd. (a)	906,600	68,674,950
China Coal Energy Co. (H Shares) (HKD) (b)	14,156,900	41,885,556
ConocoPhillips	2,519,808	221,163,548
Devon Energy Corp.	1,402,616	116,697,651
EOG Resources, Inc. (a)	1,120,000	81,009,600
Occidental Petroleum Corp. (a)	1,319,000	84,521,520

		613,952,825

Paper & Forest Products—0.2%
Sino-Forest Corp. (CAD)	401,400	9,058,347

Personal Products—0.4%
Avon Products, Inc.	515,800	19,357,974

Real Estate Management & Development—0.4%
Hang Lung Group, Ltd. (HKD)	2,975,000	16,998,643

Security Description	Shares	Value

Road & Rail—0.4%
Asciano Group (AUD) (a) (b)	481,729	$3,812,582
Kuehne & Nagel International AG (CHF)	177,555	17,430,765

		21,243,347

Semiconductors & Semiconductor Equipment—0.3%
Texas Instruments, Inc.	433,510	15,862,131

Software—1.9%
Microsoft Corp.	3,047,300	89,773,458

Specialty Retail—1.5%
Bed Bath & Beyond, Inc. (a) (b)	950,600	32,434,472
Carmax, Inc. (a) (b)	1,162,720	23,638,098
Lowe’s Cos., Inc. (a)	630,600	17,669,412

		73,741,982

Tobacco—3.5%
Altria Group, Inc.	2,395,900	166,586,927

Transportation Infrastructure—1.2%
China Merchants Holdings International Co., Ltd. (HKD) (a)	6,933,305	42,924,229
Cosco Pacific, Ltd. (HKD)	4,487,900	14,167,550

		57,091,779

Wireless Telecommunication Services—1.4%
SK Telecom Co., Ltd. (ADR) (a)	790,300	23,471,910
Sprint Nextel Corp. (a)	2,233,500	42,436,500

		65,908,410

Total Common Stock (Identified Cost $3,233,563,139)		4,599,407,329

Short Term Investments—4.3%
Security Description	Face Amount	Value

Commercial Paper—4.3%
RaboBank USA Financial Corp. 4.840%, 10/01/07	$15,253,000	15,253,000
4.990%, 10/01/07	100,000,000	100,000,000
San Paolo U.S. Financial, Inc. 5.000%, 10/01/07	50,000,000	50,000,000
Societe Generale 5.050%, 10/01/07	40,000,000	40,000,000

Total Short Term Investments (Identified Cost $205,253,000)		205,253,000

Total Investments—100.1% (Identified Cost $3,438,816,139) (c)		4,804,660,329
Liabilities in excess of other assets		(4,699,140)

Total Net Assets—100%		$4,799,961,189

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $403,310,166 and the collateral received consisted of cash in the amount of $398,803,291 and securities with a market value of $15,319,332.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $3,438,816,139 and the composition of unrealized appreciation and depreciation of investment securities was $1,416,165,644 and $(50,321,454), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—93.9% of Total Net Assets

Security Description	Shares	Value

Australia—3.8%
Aristocrat Leisure, Ltd. (a)	180,100	$2,208,470
Babcock & Brown, Ltd. (a)	4,130	99,799
BHP Billiton, Ltd. (ADR) (a)	142,500	11,200,500
Computershare, Ltd.	198,833	1,632,147
CSL, Ltd.	101,500	9,694,234
Downer EDI, Ltd.	188,640	1,047,578
National Australia Bank, Ltd. (a)	119,100	4,177,078
Rio Tinto, Ltd. (a)	16,300	1,570,284
Woolworths, Ltd.	39,400	1,034,317

		32,664,407

Austria—0.2%
Voestalpine AG	16,500	1,419,883

Bermuda—0.1%
Catlin Group, Ltd. (GBP)	29,700	276,904
Hiscox, Ltd. (GBP)	62,400	355,877
TPV Technology, Ltd. (HKD)	524,000	379,346

		1,012,127

Brazil—0.1%
Medial Saude S.A. (b)	89,000	1,094,342

Canada—1.8%
Canadian Natural Resources, Ltd.	53,800	4,080,839
Canadian Natural Resources, Ltd. (USD) (a)	20,600	1,560,450
EnCana Corp.	35,700	2,204,036
Open Text Corp. (b)	2,700	70,363
Open Text Corp. (USD) (a) (b)	71,000	1,843,870
OPTI Canada, Inc.	74,700	1,396,290
Suncor Energy, Inc.	12,600	1,194,796
Talisman Energy, Inc. (USD)	74,800	1,473,560
Talisman Energy, Inc. (a)	22,700	445,044
Western Oil Sands, Inc. (b)	21,300	832,628

		15,101,876

Cayman Islands—0.8%
GlobalSantaFe Corp. (a)	26,100	1,984,122
Lee & Man Paper Manufacturing, Ltd. (HKD)	520,000	2,244,840
Semiconductor Manufacturing International Corp. (HKD) (b)	7,378,000	868,204
Subsea 7, Inc. (NOK) (a)	73,000	2,014,500

		7,111,666

China—0.2%
China Coal Energy Co. (Class H) (HKD) (b)	645,000	1,908,340

Denmark—0.6%
William Demant Holding (a)	55,200	4,879,875

Finland—3.1%
Cargotec Corp.	28,220	1,381,479
Metso Oyj (a)	72,700	4,992,916
Neste Oil Oyj (a)	50,700	1,848,622
Nokia Corp. (ADR) (a)	373,404	14,163,214

Security Description	Shares	Value

Finland—(Continued)
Nokia Oyj	88,000	$3,319,748
Wartsila Oyj	13,400	914,693

		26,620,672

France—10.2%
Air Liquide S.A.	4,840	645,898
Air Liquide/Prime de Fidelite	22,880	3,053,338
Alcatel-Lucent (ADR)	488,900	4,977,002
Alstom (a)	51,200	10,379,480
AXA S.A. (a)	19,977	888,425
BNP Paribas S.A.	59,800	6,516,661
Business Objects S.A. (ADR)	40,800	1,830,696
Carbone Lorraine (a)	13,200	1,021,000
CNP Assurances S.A. (a)	13,800	1,759,108
Gaz de France (a)	87,600	4,535,385
Lagardere S.C.A.	24,400	2,069,422
Neuf Cegetel (a)	56,400	2,459,625
Orpea (a) (b)	58,092	3,451,888
Pernod-Ricard S.A. (a)	6,640	1,444,615
Remy Cointreau S.A.	62,300	4,499,404
Renault S.A.	22,500	3,246,986
Sanofi-Aventis (ADR)	88,400	3,749,928
Scor SE	12,740	341,050
Societe Television Francaise 1 S.A. (a)	36,300	975,340
Société Générale	35,954	6,007,945
Sodexho Alliance S.A. (a)	29,100	2,006,781
Total S.A. (a)	19,100	1,540,900
Total S.A. (ADR)	149,500	12,113,985
Unibail S.A. (REIT)	8,200	2,102,061
Vinci S.A. (a)	22,536	1,753,818
Vivendi (a)	78,568	3,303,956

		86,674,697

Germany—15.3%
Aareal Bank AG (a)	61,993	3,042,181
Adidas-Salomon AG	6,700	438,325
Allianz SE	77,829	18,119,803
Allianz SE (ADR)	100,000	2,327,000
Bayer AG	155,800	12,347,288
Bayerische Motoren Werke AG	41,200	2,649,423
Bilfinger & Berger Bau AG (a)	38,600	3,002,939
Commerzbank AG	5,700	229,900
Compugroup Holding AG	26,200	549,455
DAB Bank AG (a)	147,910	1,315,121
Daimler AG	39,200	3,936,962
Duetz AG (a) (b)	34,700	438,591
E.ON AG	21,400	3,946,348
E.ON AG (ADR)	205,400	12,605,398
Heidelberger Druckmaschinen AG (a)	23,200	1,012,459
Henkel KGaA	17,510	826,343
Hochtief AG	14,100	1,706,556
IWKA Group AG (a)	70,600	3,017,847
K&S AG (a)	27,800	5,077,935
KarstadtQuele AG (a)	111,000	3,701,161
Lanxess AG	18,700	885,276
Linde AG (a)	28,014	3,463,884

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
MAN AG	13,900	$2,018,068
MTU Aero Engines Holding AG (b)	12,500	759,274
Münchener Rückversicherungs-Gesellschaft AG	70,500	13,501,926
Patrizia Immo AG (a)	55,100	840,936
RWE AG	37,200	4,663,190
SAP AG (ADR) (a)	45,200	2,651,884
SGL Carbon AG (a)	46,100	2,632,404
Siemens AG	30,400	4,164,858
Siemens AG (ADR)	80,700	11,076,075
Wacker Chemie AG (a)	13,800	3,217,840
Wacker Construction Equipment AG	3,200	88,898

		130,255,548

Greece—0.2%
Hellenic Exchanges S.A. Holding	55,900	1,782,319

Hong Kong—1.4%
Hysan Development Co., Ltd. (a)	242,000	669,096
New World Development, Ltd. (a)	1,037,000	2,879,103
Sino Land Co.	370,000	918,789
Sun Hung Kai Properties, Ltd. (a)	193,000	3,226,780
The Wharf Holdings, Ltd. (a)	808,000	3,984,254

		11,678,022

Indonesia—0.2%
Bank Mandiri Persero Tbk PT	3,945,500	1,517,514

Ireland—0.2%
Smurfit Kappa Group, Plc.	74,500	1,717,101

Isle of Man—0.3%
Dawnay Day Treveria, Plc. (b)	1,891,900	2,690,107

Israel—0.6%
Bank Hapoalim B.M.	344,500	1,768,646
Mizrahi Tefahot Bank, Ltd.	469,600	3,519,546

		5,288,192

Italy—1.7%
Buzzi Unicem S.p.A.—RNC	79,500	1,445,742
FIAT S.p.A. (a)	85,000	2,563,161
Fondiaria-Sai S.p.A	17,500	569,073
Milano Assicurazioni S.p.A.	54,800	457,132
Pirelli & C Real Estate S.p.A.	41,500	2,114,302
Prysmian S.p.A.	82,800	2,351,805
UniCredito Italiano S.p.A.	556,900	4,747,219

		14,248,434

Japan—24.0%
AEON Co., Ltd.	178,700	2,515,180
Aeon Mall Co., Ltd. (a)	78,800	2,403,039
Aioi Insurance Co., Ltd. (a)	351,000	2,028,462
Aoyama Trading Co., Ltd. (a)	78,800	1,994,719
Arealink Co., Ltd. (a)	2,834	1,249,108
Asics Corp. (a)	186,000	2,862,862

Security Description	Shares	Value

Japan—(Continued)
Bank of Nagoya	355,000	$2,372,409
Bridgestone Corp.	116,400	2,560,564
Canon Finetech, Inc. (a)	42,000	718,915
Canon, Inc.	107,400	5,812,049
Canon, Inc. (ADR)	11,800	640,622
Credit Saison Co., Ltd.	34,800	909,481
Daiwa House Industry Co., Ltd.	219,000	2,843,462
Daiwa Securities Group, Inc. (a)	945,000	8,958,607
DCM Japan Holdings Co., Ltd. (a)	151,420	1,147,465
East Japan Railway Co.	79	621,936
Fuji Machine Manufacturing Co., Ltd.	70,400	1,365,849
Fujitsu, Ltd. (a)	512,000	3,599,816
Fukuoka Financial Group, Inc.	527,000	3,070,588
Hokugin Financial Group, Inc. (a)	549,900	1,546,951
Ibiden Co., Ltd. (a)	25,200	2,119,691
Inpex Holdings, Inc. (a)	298	3,046,549
Isetan Co., Ltd. (a)	84,400	1,137,309
Juroku Bank (a)	494,000	2,744,746
Kansai Paint Co. (a)	208,000	1,590,039
Konica Minolta Holdings, Inc.	199,500	3,369,659
Kubota Corp. (a)	212,000	1,734,358
Marubeni Corp. (a)	202,000	1,838,436
Marui Co., Ltd. (a)	227,000	2,498,428
Matsui Securities Co., Ltd. (a)	299,900	2,288,012
Millea Holdings, Inc. (a)	82,000	3,287,381
MISUMI Group, Inc. (a)	79,100	1,339,579
Mitsubishi Corp. (a)	155,400	4,879,696
Mitsubishi Estate Co., Ltd.	143,000	4,068,461
Mitsui & Co., Ltd.	205,000	4,970,120
Mitsui Fudosan Co., Ltd.	110,000	3,033,664
Mizuho Financial Group, Inc. (a)	340	1,924,912
Murata Manufacturing Co., Ltd.	97,900	7,019,323
Namco Bandai Holdings, Inc.	132,000	1,910,897
Nidec Corp. (a)	47,500	3,327,484
Nintendo Co., Ltd.	2,600	1,344,596
Nippon Chemi-Con Corp.	211,000	1,858,272
Nippon Electronic, Inc. (a)	398,300	6,383,511
Nomura Holdings, Inc. (a)	390,200	6,487,516
Nomura Holdings, Inc. (ADR) (a)	183,300	3,051,945
NSK, Ltd. (a)	302,000	2,642,454
Okamura Corp.	254,000	1,991,123
Okinawa Cellular Telephone Co.	362	1,072,400
OMC Card, Inc. (a)	360,300	1,424,435
Omron Corp.	152,800	4,019,249
ORIX Corp.	7,920	1,789,571
SBI E*Trade Securities Co., Ltd. (a)	1,762	1,664,342
Sekisui House, Ltd.	195,000	2,448,097
Seven & I Holdings Co., Ltd.	45,300	1,164,843
SFCG Co., Ltd. (a)	18,040	2,513,825
SMC Corp. (a)	21,400	2,919,881
Sompo Japan Insurance, Inc.	481,000	5,486,185
Sony Corp. (ADR)	56,400	2,710,584
Sumitomo Corp. (a)	370,900	7,155,234
Sumitomo Electric Industries, Ltd.	278,000	4,415,892
Sumitomo Metal Industries, Ltd. (a)	247,000	1,428,544
Sumitomo Mitsui Financial Group, Inc. (a)	72	557,454
Sumitomo Osaka Cement Co., Ltd. (a)	709,000	1,740,108
Sumitomo Realty & Development Co., Ltd. (a)	25,000	873,830

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
T&D Holdings, Inc.	27,400	$1,675,686
Takeda Pharmaceutical Co., Ltd. (a)	78,700	5,519,747
The Chiba Bank, Ltd.	268,000	2,059,466
The Daiei, Inc. (a)	103,550	815,073
Tokai Carbon Co. (a)	458,000	5,155,297
Tokuyama Corp. (a)	129,000	1,949,278
Tokyo Tomin Bank (a)	108,300	3,160,297
Toyota Motor Corp. (a)	87,300	5,105,428
Toyota Motor Corp. (ADR)	13,200	1,542,552
Yamada Denki Co., Ltd. (a)	8,050	793,724
Yamaguchi Financial Group, Inc.	151,000	1,570,571

		203,841,838

Malaysia—0.9%
Digi.Com BHD	314,000	1,978,361
Gamuda BHD	1,288,600	3,322,807
Public Bank BHD	439,300	1,350,501
Resorts World BHD	474,300	546,286
YTL Corp. BHD	362,600	794,834

		7,992,789

Mexico—0.1%
Fomento Economico Mexicano S.A. de C.V. (ADR)	10,900	407,660

Netherlands—4.8%
ABN AMRO Holding NV (ADR)	16,400	861,000
Arcelor Mittal (USD) (a)	88,400	6,927,024
Heineken NV	128,700	8,419,987
Koninklijke KPN NV	237,800	4,117,161
Koninklijke Philips Electronics NV (ADR)	101,000	4,538,940
Reed Elsevier NV (ADR)	108,500	4,119,745
SBM Offshore NV	131,700	5,159,526
Unilever NV	98,028	3,014,824
Unilever NV (USD)	123,900	3,822,315

		40,980,522

Norway—1.0%
Aker Kvaerner ASA (a)	197,450	6,258,937
Hafslund ASA (a)	58,300	1,620,532
Odfjell ASA	11,850	190,999

		8,070,468

Singapore—0.2%
ASE Test, Ltd. (a) (b)	50,900	731,433
City Developments, Ltd.	57,000	619,952
DBS Group Holdings, Ltd.	22,000	318,749

		1,670,134

South Africa—0.1%
Pretoria Portland Cement Co., Ltd.	165,139	1,138,365

South Korea—0.5%
Kookmin Bank	19,170	1,576,735
Samsung Electronics Co., Ltd.	3,490	2,190,086

		3,766,821

Security Description	Shares	Value

Spain—1.1%
Banco Santander S.A. (ADR)	52,300	$1,009,913
Inditex S.A.	200	13,419
Telefonica S.A. (ADR)	103,500	8,671,230

		9,694,562

Sweden—1.5%
Scania AB	169,000	4,095,748
SSAB Svenskt Stal AB (Series A)	44,200	1,627,247
Telefonaktiebolaget LM Ericsson (ADR)	166,900	6,642,620

		12,365,615

Switzerland—8.4%
ABB, Ltd.	250,115	6,537,978
ABB, Ltd. (ADR)	97,800	2,565,294
Basilea Pharmaceuticals	4,040	918,310
Credit Suisse Group	23,414	1,548,858
Credit Suisse Group (ADR)	36,200	2,401,146
Julius Baer Holding AG	50,290	3,745,457
Nestle S.A.	21,296	9,540,160
Nestle S.A. (ADR)	61,900	6,926,610
Phonak Holding AG	24,695	2,468,560
Roche Holding AG	108,998	19,699,767
SGS S.A.	4,767	5,431,481
Swiss Life Holding	10,404	2,689,740
Swisscom AG	5,765	2,185,343
Zurich Financial Services AG	15,113	4,517,132

		71,175,836

Taiwan—2.2%
Advanced Semiconductor, Inc.	3,991,531	4,366,709
Compal Electronics, Inc.	1,285,395	1,450,526
Shin Kong Financial Holding Co., Ltd.	135,840	124,341
Siliconware Precision Industries Co. (ADR)	339,972	4,113,661
Taiwan Mobile Co., Ltd.	1,664,000	2,254,977
Taiwan Semiconductor Manufacturing Co., Ltd.	776,864	1,510,504
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,663	1,555,070
Wistron Corp.	1,608,928	2,900,358

		18,276,146

United Kingdom—7.4%
Anglo American, Plc. (ADR) (a)	88,998	2,976,983
Babcock International Group	45,200	469,976
BP, Plc.	139,400	1,606,725
BP, Plc. (ADR) (a)	62,900	4,362,115
Burberry Group, Plc.	5,900	79,012
GlaxoSmithKline, Plc.	31,300	827,201
Intertek Group, Plc.	68,400	1,318,158
NETeller, Plc. (a) (b)	229,000	410,471
Next, Plc.	10,800	432,005
Rentokil Initial, Plc.	857,500	2,917,840
Rio Tinto, Plc.	23,500	2,007,697
Rio Tinto, Plc. (ADR) (a)	14,500	4,979,300
Royal Dutch Shell, Plc. (ADR) (A Shares)	64,900	5,333,482
Serco Group, Plc.	60,400	511,046

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Tesco, Plc.	504,244	$4,514,889
Unilever, Plc.	31,200	982,855
Unilever, Plc. (ADR) (a)	71,120	2,252,370
Vodafone Group, Plc.	574,500	2,073,452
Vodafone Group, Plc. (ADR) (a)	691,200	25,090,560

		63,146,137

United States—0.9%
Affiliated Computer Services, Inc. (a) (b)	22,000	1,105,280
Mercadolibre, Inc. (b)	2,000	73,260
Microsoft Corp.	97,000	2,857,620
Oceaneering International, Inc. (b)	21,800	1,652,440
Wyeth	42,900	1,911,195

		7,599,795

Total Common Stock (Identified Cost $694,931,799)		797,791,810

Preferred Stock—0.0%

Germany—0.0%
Fresenius Medical Care AG	5,100	395,611

Total Preferred Stock (Identified Cost $154,634)		395,611

Units—0.0%

Canada—0.0%
Aeroplan Income Fund	62	1,379
Jazz Air Income Fund	41	326

Total Units (Identified Cost $1,538)		1,705

Short Term Investments—5.9%
Security Description	Face Amount	Value

United States—5.9%
State Street Repurchase Agreement dated 09/28/07 at 1.50% to be repurchased at $50,396,298 on 10/01/07, collateralized by $45,880,000 U.S. Treasury Bond 6.00% due 02/15/26 with a value of $51,902,208.	$50,390,000	$50,390,000

Total Short Term Investments (Identified Cost $50,390,000)		50,390,000

Total Investments—99.8% (Identified Cost $745,477,971) (c)		848,579,126
Other assets less liabilities		1,365,728

Total Net Assets—100%		$849,944,854

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $148,359,269 and the collateral received consisted of cash in the amount of $152,509,012 and securities with a market value of $1,683,150.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $745,477,971 and the composition of unrealized appreciation and depreciation of investment securities was $131,311,278 and $(28,210,123), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(USD)—	United States Dollar

Ten Largest Industries as of September 30, 2007	Percentage of Total Net Assets
Insurance	7.1%
Commercial Banks	5.8%
Oil, Gas & Consumable Fuels	5.3%
Metals & Mining	4.0%
Chemicals	4.0%
Wireless Telecommunication Services	3.8%
Pharmaceuticals	3.7%
Machinery	3.6%
Electrical Equipment	3.5%
Food Products	3.1%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
BE Aerospace, Inc.	52,004	$2,159,726
Lockheed Martin Corp.	73,200	7,941,468
Precision Castparts Corp.	10,700	1,583,386
Raytheon Co.	141,900	9,056,058

		20,740,638

Airlines—4.1%
AMR Corp. (a) (b)	495,600	11,046,924
Continental Airlines, Inc. (Class B) (a) (b)	146,100	4,825,683
US Airways Group, Inc. (a) (b)	239,200	6,279,000

		22,151,607

Biotechnology—3.5%
Amylin Pharmaceuticals, Inc. (a) (b)	74,200	3,710,000
Biogen Idec, Inc. (a) (b)	31,883	2,114,799
Gilead Sciences, Inc. (b)	263,100	10,752,897
Theravance, Inc. (a) (b)	87,842	2,291,798

		18,869,494

Capital Markets—0.6%
Ameriprise Financial, Inc.	50,400	3,180,744

Chemicals—0.5%
Monsanto Co. (a)	30,200	2,589,348

Communications Equipment—4.9%
Cisco Systems, Inc. (b)	663,300	21,961,863
Polycom, Inc. (b)	90,500	2,430,830
QUALCOMM, Inc.	47,000	1,986,220

		26,378,913

Computers & Peripherals—14.1%
Apple, Inc. (b)	156,700	24,059,718
Brocade Communications Systems, Inc. (b)	520,100	4,452,056
EMC Corp. (b)	537,400	11,177,920
Hewlett-Packard Co.	317,084	15,787,612
International Business Machines Corp.	12,100	1,425,380
Sun Microsystems, Inc. (b)	1,132,200	6,351,642
Western Digital Corp. (b)	501,664	12,702,133

		75,956,461

Diversified Telecommunication Services—0.9%
AT&T, Inc.	112,200	4,747,182

Electrical Equipment—0.5%
Energy Conversion Devices, Inc. (a) (b)	113,684	2,582,900

Energy Equipment & Services—4.9%
Cameron International Corp.	59,600	5,500,484
GlobalSantaFe Corp.	85,300	6,484,506
National Oilwell Varco, Inc. (b)	78,100	11,285,450
Transocean, Inc.	25,800	2,916,690

		26,187,130

Security Description	Shares	Value

Food & Staples Retailing—2.5%
Safeway, Inc.	185,500	$6,141,905
The Kroger Co.	186,600	5,321,832
Wal-Mart Stores, Inc.	47,500	2,073,375

		13,537,112

Food Products—1.7%
ConAgra Foods, Inc.	359,500	9,393,735

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	184,300	10,372,404

Health Care Providers & Services—5.1%
Aetna, Inc.	42,500	2,306,475
Express Scripts, Inc. (b)	178,400	9,958,288
McKesson Corp.	101,700	5,978,943
UnitedHealth Group, Inc.	46,800	2,266,524
WellPoint, Inc. (b)	86,200	6,802,904

		27,313,134

Hotels, Restaurants & Leisure—2.4%
Burger King Holdings, Inc. (a)	247,100	6,298,579
Marriott International, Inc.	154,600	6,720,462

		13,019,041

Household Durables—1.1%
D.R. Horton, Inc. (a)	213,400	2,733,654
Whirlpool Corp. (a)	36,000	3,207,600

		5,941,254

Household Products—0.4%
Kimberly-Clark Corp.	30,800	2,164,008

Independent Power Producers & Energy Traders—1.8%
Constellation Energy Group (a)	116,200	9,968,798

Insurance—4.0%
ACE, Ltd.	63,900	3,870,423
The Allstate Corp.	124,000	7,091,560
The Chubb Corp.	201,200	10,792,368

		21,754,351

Internet Software & Services—2.2%
eBay, Inc. (b)	299,200	11,674,784

Life Sciences Tools & Services—2.3%
Charles River Laboratories International, Inc. (a) (b)	21,200	1,190,380
PerkinElmer, Inc.	276,100	8,064,881
Pharmaceutical Product Development, Inc.	85,417	3,027,179

		12,282,440

Machinery—6.2%
AGCO Corp. (a) (b)	154,900	7,864,273
Deere & Co.	18,000	2,671,560

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Terex Corp. (a)	128,115	$11,404,798
The Manitowoc Co., Inc.	258,690	11,454,793

		33,395,424

Media—2.0%
EchoStar Communications Corp. (Class A) (b)	115,500	5,406,555
The Walt Disney Co.	162,300	5,581,497

		10,988,052

Metals & Mining—4.5%
Allegheny Technologies, Inc.	113,063	12,431,277
Nucor Corp. (a)	62,700	3,728,769
RTI International Metals, Inc. (b)	67,700	5,365,902
United States Steel Corp.	28,100	2,976,914

		24,502,862

Multiline Retail—1.1%
J.C. Penney Co., Inc.	95,300	6,039,161

Oil, Gas & Consumable Fuels—3.4%
Exxon Mobil Corp.	54,500	5,044,520
Frontier Oil Corp.	143,600	5,979,504
Holly Corp.	67,800	4,056,474
Western Refining, Inc. (a)	84,700	3,437,126

		18,517,624

Pharmaceuticals—2.4%
Adams Respiratory Therapeutics, Inc. (a) (b)	17,400	670,596
Schering-Plough Corp.	380,000	12,019,400

		12,689,996

Semiconductors & Semiconductor Equipment—5.4%
Applied Materials, Inc.	566,600	11,728,620
Cymer, Inc. (a) (b)	22,190	851,874
Cypress Semiconductor Corp. (b)	82,000	2,395,220
Intel Corp.	40,700	1,052,502
Marvell Technology Group, Ltd. (b)	65,700	1,075,509
MEMC Electronic Materials, Inc. (b)	109,750	6,459,885
Texas Instruments, Inc.	144,400	5,283,596

		28,847,206

Software—2.9%
Activision, Inc. (b)	255,700	5,520,563
Microsoft Corp.	283,200	8,343,072
Take-Two Interactive Software, Inc. (a) (b)	92,450	1,579,046

		15,442,681

Specialty Retail—1.0%
Best Buy Co., Inc. (a)	57,800	2,659,956
OfficeMax, Inc. (a)	78,315	2,683,855

		5,343,811

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.9%
Coach, Inc. (b)	179,375	$8,479,056
Nike, Inc.	125,700	7,373,562

		15,852,618

Tobacco—3.3%
Altria Group, Inc.	252,200	17,535,466

Wireless Telecommunication Services—0.8%
American Tower Corp. (Class A) (b)	66,300	2,886,702
NII Holdings, Inc. (b)	16,900	1,388,335

		4,275,037

Total Common Stock (Identified Cost $515,095,103)		534,235,416

Short Term Investments—0.7%
Security Description	Face Amount	Value

Repurchase Agreement—0.7%
State Street Repurchase Agreement dated 09/28/07 at 2.10% to be repurchased at $3,460,605 on 10/01/07, collateralized by $3,690,000 U.S. Treasury Bond 4.50% due 02/15/36 with a value of $3,533,175.	$3,460,000	3,460,000

Total Short Term Investments (Identified Cost $3,460,000)		3,460,000

Total Investments—99.8% (Identified Cost $518,555,103) (c)		537,695,416
Other assets less liabilities		1,262,201

Total Net Assets—100%		$538,957,617

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $54,678,920 and the collateral received consisted of cash in the amount of $55,846,961.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $518,555,103 and the composition of unrealized appreciation and depreciation of investment securities was $46,187,838 and $(27,047,525), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—93.2% of Total Net Assets

Security Description	Shares	Value

Airlines—1.8%
AirAsia Berhad (MYR) (b)	17,897,400	$9,590,680
Delta Air Lines, Inc. (a) (b)	637,900	11,450,305

		21,040,985

Auto Components—1.2%
WABCO Holdings, Inc. (a)	313,211	14,642,614

Beverages—4.9%
Coca Cola Hellenic Bottling Co. S.A. (ADR) (a)	310,900	18,187,650
Cott Corp. (a) (b)	63,700	507,689
Cott Corp. (CAD) (a) (b)	418,400	3,318,135
Molson Coors Brewing Co.	365,965	36,475,731

		58,489,205

Biotechnology—0.2%
Neurocrine Biosciences, Inc. (a) (b)	256,421	2,564,210

Capital Markets—2.0%
Ashmore Group, Plc. (GBP) (a)	3,285,406	19,403,011
EFG International (CHF)	110,409	5,178,534

		24,581,545

Commercial Banks—1.0%
East West Bancorp, Inc. (a)	339,896	12,222,660

Commercial Services & Supplies—1.0%
Knoll, Inc.	685,200	12,155,448

Communications Equipment—3.0%
Juniper Networks, Inc. (a) (b)	996,256	36,472,932

Computers & Peripherals—4.0%
Network Appliance, Inc. (b)	221,033	5,947,998
SanDisk Corp. (a) (b)	551,995	30,414,924
Sun Microsystems, Inc. (b)	2,066,900	11,595,309

		47,958,231

Construction & Engineering—1.9%
Quanta Services, Inc. (a) (b)	868,800	22,979,760

Diversified Consumer Services—7.1%
DeVry, Inc. (a)	1,013,400	37,505,934
Service Corp. International (a)	670,200	8,645,580
Universal Technical Institute, Inc. (a) (b)	23,000	414,000
Weight Watchers International, Inc. (a)	673,394	38,760,559

		85,326,073

Diversified Telecommunication Services—8.2%
AT&T, Inc.	1,702,908	72,050,038
Level 3 Communications, Inc. (a) (b)	2,577,559	11,985,649
Time Warner Telecom, Inc. (Class A) (a) (b)	702,707	15,438,473

		99,474,160

Security Description	Shares	Value

Electrical Equipment—7.9%
ABB, Ltd. (ADR)	1,020,000	$26,754,600
Alstom (EUR)	33,000	6,689,899
Nexans S.A. (EUR) (a)	181,686	29,799,870
Prysmian S.p.A. (EUR)	1,139,200	32,357,200

		95,601,569

Electronic Equipment & Instruments—3.9%
Agilent Technologies, Inc. (a) (b)	1,280,862	47,238,191

Energy Equipment & Services—1.1%
SEACOR Holdings, Inc. (a) (b)	143,300	13,627,830

Health Care Equipment & Supplies—1.3%
Advanced Medical Optics, Inc. (a) (b)	525,340	16,070,151

Household Durables—5.8%
Harman International Industries, Inc.	810,895	70,158,635

Independent Power Producers & Energy Traders—0.3%
Dynegy, Inc. (b)	381,682	3,526,742

Internet Software & Services—1.0%
Akamai Technologies, Inc. (a) (b)	292,600	8,406,398
Openwave Systems, Inc. (a) (b)	917,503	4,018,663

		12,425,061

IT Services—2.3%
Fiserv, Inc. (b)	67,000	3,407,620
Global Cash Access, Inc. (a) (b)	933,094	9,881,465
The Western Union Co.	698,806	14,653,962

		27,943,047

Machinery—4.1%
Flowserve Corp.	556,002	42,356,232
Sulzer AG (CHF)	5,185	7,417,902

		49,774,134

Media—7.2%
The Walt Disney Co. (a)	1,330,242	45,747,022
Time Warner, Inc.	2,267,529	41,631,833

		87,378,855

Oil, Gas & Consumable Fuels—3.2%
Chesapeake Energy Corp. (a)	173,500	6,117,610
EOG Resources, Inc. (a)	213,924	15,473,123
EXCO Resources, Inc. (a) (b)	646,300	10,689,802
Goodrich Petroleum Corp. (a) (b)	207,757	6,585,897

		38,866,432

Road & Rail—3.8%
CSX Corp.	148,973	6,365,616
Hertz Global Holdings, Inc. (a) (b)	1,711,400	38,883,008

		45,248,624

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—11.6%
Electronic Arts, Inc. (b)	1,014,900	$56,824,251
NAVTEQ Corp. (a) (b)	1,074,538	83,781,728

		140,605,979

Wireless Telecommunication Services—3.4%
American Tower Corp. (Class A) (a) (b)	947,500	41,254,150

Total Common Stock (Identified Cost $962,667,911)		1,127,627,223

Short Term Investments—6.3%
Security Description	Face Amount	Value

Repurchase Agreement—6.3%
State Street Repurchase Agreement dated 09/28/07 at 1.50% to be repurchased at $75,834,478 on 10/01/07, collateralized by $50,000 U.S. Treasury Bond 6.00% due 02/15/26 with a value of $56,563; and by $75,225,000 U.S. Treasury Note 4.875% due 06/30/12 with a value of $78,045,937.	$75,825,000	$75,825,000

Total Short Term Investments (Identified Cost $75,825,000)		75,825,000

Total Investments—99.5% (Identified Cost $1,038,492,911) (c)		1,203,452,223
Other assets less liabilities		6,368,915

Total Net Assets—100%		$1,209,821,138

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $204,475,357 and the collateral received consisted of cash in the amount of $201,553,888 and securities with a market value of $4,938,638.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,038,492,911 and the composition of unrealized appreciation and depreciation of investment securities was $209,291,082 and $(44,331,770), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(MYR)—	Malaysian Ringgit

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—99.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Lockheed Martin Corp.	88,600	$9,612,214
Raytheon Co.	304,300	19,420,426

		29,032,640

Auto Components—0.6%
Autoliv, Inc.	96,700	5,777,825

Automobiles—0.5%
General Motors Corp. (a)	132,700	4,870,090

Capital Markets—3.2%
Ameriprise Financial, Inc.	103,100	6,506,641
MF Global, Ltd. (b)	143,500	4,161,500
The Bank of New York Mellon Corp.	408,000	18,009,120

		28,677,261

Chemicals—2.4%
Albemarle Corp.	186,218	8,230,836
Celanese Corp.	216,800	8,450,864
The Lubrizol Corp.	72,200	4,697,332

		21,379,032

Commercial Banks—4.4%
PNC Financial Services Group, Inc.	137,900	9,390,990
Regions Financial Corp.	238,800	7,039,824
SunTrust Banks, Inc.	107,000	8,096,690
U.S. Bancorp	326,600	10,624,298
Wells Fargo & Co.	123,400	4,395,508

		39,547,310

Computers & Peripherals—2.0%
Hewlett-Packard Co.	278,400	13,861,536
Lexmark International, Inc. (Class A) (b)	110,200	4,576,606

		18,438,142

Construction & Engineering—0.3%
KBR, Inc. (b)	72,200	2,799,194

Consumer Finance—0.8%
American Express Co.	115,300	6,845,361
AmeriCredit Corp. (a) (b)	52,200	917,676

		7,763,037

Diversified Financial Services—7.8%
Bank of America Corp.	808,204	40,628,415

Citigroup, Inc.	421,566	19,674,485
JPMorgan Chase & Co.	233,228	10,686,507

		70,989,407

Diversified Telecommunication Services—6.8%
AT&T, Inc.	940,400	39,788,324
CenturyTel, Inc.	177,800	8,217,916
Embarq Corp.	160,100	8,901,560

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	104,200	$4,613,976

		61,521,776

Electric Utilities—1.3%
Edison International	210,400	11,666,680

Electronic Equipment & Instruments—0.8%
Avnet, Inc.	187,000	7,453,820

Energy Equipment & Services—3.3%
GlobalSantaFe Corp.	105,100	7,989,702
Halliburton Co.	207,600	7,971,840
Noble Corp.	142,300	6,979,815
Pride International, Inc. (b)	188,900	6,904,295

		29,845,652

Food & Staples Retailing—1.3%
The Kroger Co.	420,800	12,001,216

Food Products—1.4%
Bunge, Ltd.	34,100	3,664,045
ConAgra Foods, Inc.	335,000	8,753,550

		12,417,595

Gas Utilities—0.6%
Energen Corp.	104,200	5,951,904

Health Care Providers & Services—4.6%
Aetna, Inc.	179,500	9,741,465
McKesson Corp.	141,200	8,301,148
Medco Health Solutions, Inc. (b)	61,000	5,513,790
WellPoint, Inc. (b)	230,700	18,206,844

		41,763,247

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	195,200	10,632,544

Household Products—2.3%
Procter & Gamble Co.	294,500	20,715,130

Independent Power Producers & Energy Traders—2.4%
Constellation Energy Group	129,300	11,092,647
NRG Energy, Inc. (a) (b)	248,400	10,504,836

		21,597,483

Industrial Conglomerates—3.3%
General Electric Co.	719,800	29,799,720

Insurance—9.2%
ACE, Ltd.	184,304	11,163,293
American International Group, Inc.	352,000	23,812,800
AXIS Capital Holdings, Ltd.	98,900	3,848,199
Lincoln National Corp.	87,331	5,761,226
Loews Corp.	304,500	14,722,575

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	77,100	$7,523,418
The Chubb Corp.	310,500	16,655,220

		83,486,731

IT Services—0.8%
Accenture, Ltd. (Class A)	176,500	7,104,125

Leisure Equipment & Products—0.7%
Eastman Kodak Co. (a)	251,600	6,732,816

Life Sciences Tools & Services—0.5%
PerkinElmer, Inc.	157,700	4,606,417

Machinery—3.7%
AGCO Corp. (b)	192,500	9,773,225
Cummins, Inc.	67,900	8,683,731
Deere & Co.	50,100	7,435,842
Terex Corp.	81,500	7,255,130

		33,147,928

Media—1.7%
The Walt Disney Co.	449,600	15,461,744

Metals & Mining—1.9%
Nucor Corp.	156,900	9,330,843
United States Steel Corp.	78,100	8,273,914

		17,604,757

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	87,600	7,707,924
Sempra Energy	166,600	9,682,792

		17,390,716

Multiline Retail—0.7%
Sears Holdings Corp. (a) (b)	49,900	6,347,280

Oil, Gas & Consumable Fuels—12.9%
Chevron Corp.	153,900	14,401,962
ConocoPhillips	241,295	21,178,462
Exxon Mobil Corp.	567,490	52,526,874
Marathon Oil Corp.	258,900	14,762,478
Tesoro Corp. (a)	51,176	2,355,120
Valero Energy Corp.	168,590	11,325,876

		116,550,772

Personal Products—0.7%
Alberto-Culver Co.	253,129	6,275,068

Pharmaceuticals—2.2%
Merck & Co., Inc.	179,000	9,252,510
Pfizer, Inc.	437,300	10,683,239

		19,935,749

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.9%
Applied Materials, Inc.	383,400	$7,936,380

Textiles, Apparel & Luxury Goods—0.9%
Nike, Inc.	135,500	7,948,430

Thrifts & Mortgage Finance—4.0%
Countrywide Financial Corp. (a)	293,200	5,573,732
Downey Financial Corp. (a)	49,200	2,843,760
Federal National Mortgage Association	345,000	20,979,450
People’s United Financial, Inc.	380,100	6,568,128

		35,965,070

Tobacco—2.4%
Altria Group, Inc.	307,700	21,394,381

Total Common Stock (Identified Cost $833,955,573)		902,529,069

Short Term Investments—0.7%
Security Description	Face Amount	Value

Repurchase Agreement—0.7%
State Street Corp. Repurchase Agreement dated 09/28/07 at 2.10% to be repurchased at $5,990,048 on 10/01/07, collateralized by $6,040,000 U.S. Treasury Note 3.75% due 5/15/08 with a value of $6,109,550.	$5,989,000	5,989,000

Total Short Term Investments (Identified Cost $5,989,000)		5,989,000

Total Investments—100.3% (Identified Cost $839,944,573) (c)		908,518,069
Liabilities in excess of other assets		(2,288,550)

Total Net Assets—100%		$906,229,519

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $39,479,404 and the collateral received consisted of cash in the amount of $40,151,346 and securities with a market value of $363,300.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $839,944,573 and the composition of unrealized appreciation and depreciation of investment securities was $81,536,728 and $(12,963,232), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Orbital Sciences Corp. (a)	90,200	$2,006,048
Stanley, Inc. (a)	16,821	463,418

		2,469,466

Airlines—0.8%
Allegiant Travel Co. (a)	43,200	1,309,824

Auto Components—2.4%
Drew Industries, Inc. (a) (b)	65,100	2,648,268
Tenneco, Inc. (a)	41,400	1,283,814

		3,932,082

Biotechnology—3.2%
Angiotech Pharmaceuticals, Inc. (a) (b)	235,300	1,475,331
Keryx Biopharmaceuticals, Inc. (a) (b)	75,700	752,458
MannKind Corp. (a) (b)	73,200	708,576
Myriad Genetics, Inc. (a) (b)	44,100	2,299,815
Panacos Pharmaceuticals, Inc. (a) (b)	30,200	48,320

		5,284,500

Capital Markets—1.9%
Kohlberg Capital Corp.	51,739	779,189
optionsXpress Holdings, Inc. (b)	87,600	2,289,864

		3,069,053

Chemicals—2.1%
FMC Corp.	43,600	2,268,072
Minerals Technologies, Inc.	16,800	1,125,600

		3,393,672

Commercial Banks—3.0%
East West Bancorp, Inc.	30,600	1,100,376
Hancock Holding Co. (b)	23,000	921,840
Signature Bank (a)	33,400	1,176,682
UCBH Holdings, Inc. (b)	63,000	1,101,240
Whitney Holdings Corp. (b)	23,700	625,206

		4,925,344

Commercial Services & Supplies—3.5%
CoStar Group, Inc. (a) (b)	21,500	1,149,175
Huron Consulting Group, Inc. (a) (b)	32,200	2,338,364
LECG Corp. (a) (b)	62,600	932,740
Mobile Mini, Inc. (a) (b)	59,100	1,427,856

		5,848,135

Communications Equipment—3.9%
Arris Group, Inc. (a)	95,100	1,174,485
Ixia (a)	228,200	1,989,904
OpNext, Inc. (a) (b)	65,800	763,280
ViaSat, Inc. (a)	80,000	2,466,400

		6,394,069

Security Description	Shares	Value

Computers & Peripherals—0.8%
Super Micro Computer, Inc. (a)	16,100	$157,136
Xyratex, Ltd. (a)	61,900	1,187,861

		1,344,997

Diversified Consumer Services—1.5%
Strayer Education, Inc.	9,300	1,568,259
Universal Technical Institute, Inc. (a) (b)	52,400	943,200

		2,511,459

Diversified Financial Services—0.7%
NewStar Financial, Inc. (a) (b)	99,300	1,116,132

Electronic Equipment & Instruments—5.9%
FLIR Systems, Inc. (a) (b)	64,900	3,594,811
National Instruments Corp.	56,700	1,946,511
Tektronix, Inc.	56,900	1,578,406
Trimble Navigation, Ltd. (a)	64,600	2,532,966

		9,652,694

Energy Equipment & Services—1.5%
Dril-Quip, Inc. (a)	12,700	626,745
Superior Energy Services, Inc. (a)	54,400	1,927,936

		2,554,681

Health Care Equipment & Supplies—1.6%
American Medical Systems Holdings, Inc. (a) (b)	84,500	1,432,275
DexCom, Inc. (a) (b)	116,100	1,159,839

		2,592,114

Health Care Providers & Services—3.1%
Healthways, Inc. (a) (b)	26,400	1,424,808
Psychiatric Solutions, Inc. (a)	49,400	1,940,432
VCA Antech, Inc. (a)	42,700	1,782,725

		5,147,965

Health Care Technology—2.5%
Allscripts Heathcare Solutions, Inc. (a) (b)	89,100	2,408,373
The TriZetto Group, Inc. (a)	93,800	1,642,438

		4,050,811

Hotels, Restaurants & Leisure—9.5%
BJ’s Restaurants, Inc. (a) (b)	50,800	1,069,340
Chipotle Mexican Grill, Inc. (a) (b)	28,800	3,081,600
Gaylord Entertainment Co. (a)	23,900	1,271,958
Orient-Express Hotels, Ltd. (Class A)	47,600	2,440,452
Panera Bread Co. (a) (b)	48,000	1,958,400
Penn National Gaming, Inc. (a)	49,500	2,921,490
Red Lion Hotels Corp. (a)	49,500	509,850
Ruth’s Chris Steak House, Inc. (a) (b)	80,600	1,148,550
Shuffle Master, Inc. (a) (b)	80,200	1,198,990

		15,600,630

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—2.7%
Internap Network Services Corp. (a) (b)	139,288	$1,973,711
Marchex, Inc. (b)	144,600	1,375,146
Omniture, Inc. (a)	36,100	1,094,552

		4,443,409

IT Services—4.0%
BearingPoint, Inc. (a) (b)	178,300	722,115
Heartland Payment Systems, Inc. (b)	49,400	1,269,580
RightNow Technologies, Inc. (a) (b)	102,600	1,650,834
Sapient Corp. (a)	438,100	2,939,651

		6,582,180

Life Sciences Tools & Services—2.8%
Parexel International Corp. (a)	63,200	2,608,264
Varian, Inc. (a)	32,400	2,060,964

		4,669,228

Machinery—2.3%
Flowserve Corp.	11,400	868,452
Force Protection, Inc. (a)	76,100	1,363,990
The Manitowoc Co., Inc.	36,000	1,594,080

		3,826,522

Media—1.0%
Lions Gate Entertainment Corp. (a) (b)	165,000	1,701,150

Oil, Gas & Consumable Fuels—4.1%
Bill Barrett Corp. (a) (b)	65,600	2,585,296
Helix Energy Solutions Group, Inc. (a) (b)	58,600	2,488,156
Mariner Energy, Inc. (a)	78,600	1,627,806

		6,701,258

Pharmaceuticals—3.3%
Adams Respiratory Therapeutics, Inc. (a) (b)	52,300	2,015,642
Cadence Pharmaceuticals, Inc. (a) (b)	55,394	775,516
Impax Laboratories, Inc. (a) (b)	64,000	748,160
Penwest Pharmaceuticals Co. (a) (b)	91,000	1,001,910
The Medicines Co. (a) (b)	48,800	869,128

		5,410,356

Real Estate Investment Trusts—2.2%
FelCor Lodging Trust, Inc.	88,900	1,771,777
LaSalle Hotel Properties	25,500	1,073,040
RAIT Investment Trust (b)	92,900	764,567

		3,609,384

Semiconductors & Semiconductor Equipment—13.4%
Atheros Communications, Inc. (a) (b)	67,900	2,034,963
FormFactor, Inc. (a)	44,300	1,965,591
Hittite Microwave Corp. (a)	29,300	1,293,595
Microsemi Corp. (a) (b)	126,420	3,524,590
Microtune, Inc. (a) (b)	177,400	1,067,948
NetLogic Microsystems, Inc. (a) (b)	88,200	3,184,902
Power Integrations, Inc. (a) (b)	118,800	3,529,548

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	71,700	$2,994,192
Varian Semiconductor Equipment Associates, Inc. (a)	47,300	2,531,496

		22,126,825

Software—5.6%
Entrust, Inc. (a)	175,100	372,963
MICROS Systems, Inc. (a)	29,900	1,945,593
Nuance Communications, Inc. (a) (b)	109,000	2,104,790
Quest Software, Inc. (a) (b)	144,200	2,474,472
SourceForge, Inc. (a) (b)	160,800	393,960
THQ, Inc. (a)	54,850	1,370,153
Voltaire, Ltd. (a) (b)	76,700	506,220

		9,168,151

Specialty Retail—4.2%
Big 5 Sporting Goods Corp. (b)	54,400	1,017,280
hhgreg, Inc. (a)	53,200	558,600
Hibbett Sports, Inc. (a) (b)	61,600	1,527,680
Tractor Supply Co. (a) (b)	37,100	1,709,939
Zumiez, Inc. (a) (b)	46,400	2,058,768

		6,872,267

Textiles, Apparel & Luxury Goods—0.3%
Luluemon Athletica, Inc. (a) (b)	11,800	495,954

Thrifts & Mortgage Finance—1.2%
BankUnited Financial Corp. (b)	39,600	615,384
Clayton Holdings, Inc. (a) (b)	162,700	1,303,227

		1,918,611

Total Common Stock (Identified Cost $140,985,051)		158,722,923

Short Term Investments—3.2%
Security Description	Face Amount	Value

Discount Notes—3.2%
Federal Home Loan Bank
4.000%, 10/01/07	$5,315,000	5,315,000

Total Short Term Investments (Identified Cost $5,315,000)		5,315,000

Total Investments—99.7% (Identified Cost $146,300,051) (c)		164,037,923
Other assets less liabilities		429,004

Total Net Assets—100%		$164,466,927

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $34,084,716 and the collateral received consisted of cash in the amount of $35,258,713.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $146,300,051 and the composition of unrealized appreciation and depreciation of investment securities was $30,225,489 and $(12,487,617), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—91.0% of Total Net Assets

Security Description	Shares	Value

Capital Markets—2.8%
Morgan Stanley	967,000	$60,921,000

Chemicals—2.3%
International Flavors & Fragrances, Inc. (a)	948,741	50,150,449

Commercial Services & Supplies—2.0%
Robert Half International, Inc.	1,455,500	43,461,230

Computers & Peripherals—3.6%
Dell, Inc. (b)	2,785,700	76,885,320

Health Care Equipment & Supplies—4.2%
Hospira, Inc. (b)	2,200,000	91,190,000

Health Care Providers & Services—1.9%
Tenet Healthcare Corp. (a) (b)	12,500,300	42,001,008

Hotels, Restaurants & Leisure—10.2%
McDonald’s Corp.	2,042,000	111,227,740
Yum! Brands, Inc.	3,224,800	109,094,984

		220,322,724

Internet & Catalog Retail—4.8%
Liberty Media Interactive (Class A) (b)	5,353,300	102,836,893

Life Sciences Tools & Services—8.4%
MDS, Inc.	3,000,000	64,650,000
PerkinElmer, Inc.	4,000,000	116,840,000

		181,490,000

Media—17.6%
Cablevision Systems Corp. (Class A) (b)	2,000,000	69,880,000
Liberty Media Capital (Series A) (b)	1,000,000	124,830,000
Time Warner, Inc.	3,455,200	63,437,472
Virgin Media, Inc. (a)	4,992,922	121,178,217

		379,325,689

Personal Products—4.0%
Avon Products, Inc.	2,300,000	86,319,000

Semiconductors & Semiconductor Equipment—20.4%
Intel Corp.	6,100,000	157,746,000
International Rectifier Corp. (b)	1,700,000	56,083,000
Micron Technology, Inc. (a) (b)	8,147,820	90,440,802

National Semiconductor Corp. (a)	5,000,000	135,600,000

		439,869,802

Textiles, Apparel & Luxury Goods—3.4%
Timberland Co. (Class A) (a) (b)	3,900,000	73,944,000

Thrifts & Mortgage Finance—2.4%
Sovereign Bancorp, Inc.	2,000,000	34,080,000
Washington Mutual, Inc.	500,000	17,655,000

		51,735,000

Security Description	Shares	Value

Wireless Telecommunication Services—3.0%
Sprint Nextel Corp. (a)	3,400,000	$64,600,000

Total Common Stock (Identified Cost $1,777,072,706)		1,965,052,115

Short Term Investments—9.0%
Security Description	Face Amount	Value

Repurchase Agreement—9.0%
State Street Repurchase Agreement dated 09/28/07 at 2.100% to be repurchased at $195,774,255 on 10/01/07, collateralized by $40,000 U.S. Treasury Bond 4.500% due 02/15/36 with a value of $38,300; by $1,730,000 U.S. Treasury Bond 6.000% due 02/15/26 with a value of $1,957,080; by $60,605,000 U.S. Treasury Bond 7.875% due 02/15/21 with a value of $78,711,350; and by $89,350,000 U.S. Treasury Bond 8.125% due 08/15/21 with a value of $118,948,081.	$195,740,000	195,740,000

Total Short Term Investments (Identified Cost $195,740,000)		195,740,000

Total Investments—100.0% (Identified Cost $1,972,812,706) (c)		2,160,792,115
Liabilities in excess of other assets		(490,352)

Total Net Assets—100%		$2,160,301,763

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $346,583,376 and the collateral received consisted of cash in the amount of $264,963,101 and securities with a market value of $91,730,083.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,972,812,706 and the composition of unrealized appreciation and depreciation of investment securities was $310,323,916 and $(122,344,507), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Honeywell International, Inc.	183,750	$10,927,613
Raytheon Co.	266,000	16,976,120

		27,903,733

Air Freight & Logistics—1.4%
FedEx Corp.	80,800	8,463,800

Automobiles—1.6%
Harley-Davidson, Inc.	217,100	10,032,191

Beverages—7.6%
Anheuser-Busch Cos., Inc.	244,300	12,212,557
Diageo, Plc. (ADR)	138,000	12,106,740
InBev NV (EUR)	161,400	14,622,552
The Coca-Cola Co.	151,900	8,729,693

		47,671,542

Building Products—1.4%
Masco Corp.	372,800	8,637,776

Capital Markets—1.4%
The Bank of New York Mellon Corp.	199,717	8,815,508

Commercial Banks—2.0%
U.S. Bancorp	374,600	12,185,738

Computers & Peripherals—5.2%
Dell, Inc. (a)	434,300	11,986,680
Hewlett-Packard Co.	242,100	12,054,159
Sun Microsystems, Inc. (a)	1,461,100	8,196,771

		32,237,610

Consumer Finance—1.2%
Capital One Financial Corp.	112,500	7,473,375

Diversified Consumer Services—1.5%
H&R Block, Inc.	447,000	9,467,460

Diversified Financial Services—4.1%
Citigroup, Inc.	260,600	12,162,202
JPMorgan Chase & Co.	293,100	13,429,842

		25,592,044

Electronic Equipment & Instruments—0.4%
Tyco Electronics, Ltd.	69,425	2,459,728

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	271,400	11,846,610

Food Products—3.6%
General Mills, Inc.	190,600	11,056,706
H.J. Heinz Co.	244,250	11,284,350

		22,341,056

Security Description	Shares	Value

Health Care Equipment & Supplies—4.5%
Baxter International, Inc.	249,000	$14,013,720
Covidien, Ltd.	69,425	2,881,137
Medtronic, Inc.	200,800	11,327,128

		28,221,985

Hotels, Restaurants & Leisure—7.0%
McDonald’s Corp.	439,700	23,950,459
Yum! Brands, Inc.	591,400	20,007,062

		43,957,521

Household Durables—4.8%
Black & Decker Corp.	152,000	12,661,600
Fortune Brands, Inc.	152,000	12,386,480
Pulte Homes, Inc.	380,000	5,171,800

		30,219,880

Industrial Conglomerates—0.5%
Tyco International, Ltd.	69,425	3,078,305

Insurance—1.5%
Aflac, Inc.	168,300	9,599,832

Internet & Catalog Retail—1.2%
Liberty Media Interactive (Class A) (a)	401,725	7,717,137

IT Services—0.9%
The Western Union Co.	279,600	5,863,212

Media—10.2%
Discovery Holding Co. (Class A) (a)	129,100	3,724,535
Liberty Media Capital (Series A) (a)	108,545	13,549,673
The DIRECTV Group, Inc. (a)	179,172	4,350,296
The Walt Disney Co.	358,300	12,321,937
Time Warner, Inc.	808,600	14,845,896
Viacom, Inc. (Class B) (a)	383,000	14,925,510

		63,717,847

Multiline Retail—1.8%
Kohl’s Corp. (a)	200,800	11,511,864

Office Electronics—1.6%
Xerox Corp.	572,500	9,927,150

Oil, Gas & Consumable Fuels—1.5%
ConocoPhillips	107,487	9,434,134

Pharmaceuticals—6.7%
Abbott Laboratories	248,300	13,313,846
Bristol-Myers Squibb Co.	488,600	14,081,452
Schering-Plough Corp.	450,000	14,233,500

		41,628,798

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—5.8%
Intel Corp.	733,000	$18,955,380
Texas Instruments, Inc.	477,700	17,479,043

		36,434,423

Specialty Retail—5.3%
Best Buy Co., Inc.	260,600	11,992,812
Limited Brands, Inc.	430,200	9,847,278
The Home Depot, Inc.	345,400	11,204,776

		33,044,866

Thrifts & Mortgage Finance—3.8%
MGIC Investment Corp.	197,700	6,387,687
Washington Mutual, Inc.	487,300	17,206,563

		23,594,250

Wireless Telecommunication Services—1.9%
Sprint Nextel Corp.	636,600	12,095,400

Total Common Stock (Identified Cost $471,109,022)		605,174,775

Short Term Investments—3.0%
Security Description	Face Amount	Value

Repurchase Agreement—3.0%
State Street Repurchase Agreement dated 09/28/07 at 1.70% to be repurchased at $18,555,628 on 10/01/07, collateralized by $19,500,000 U.S. Treasury Bills 3.58% due 03/27/08 with a value of $19,110,000.	$18,553,000	$18,553,000

Total Short Term Investments (Identified Cost $18,553,000)		18,553,000

Total Investments—99.8% (Identified Cost $489,662,022) (b)		623,727,775
Other assets less liabilities		1,422,657

Total Net Assets—100%		$625,150,432

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $489,662,022 and the composition of unrealized appreciation and depreciation of investment securities was $148,858,546 and $(14,792,793), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—98.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.7%
Boeing Co.	304,700	$31,990,453
United Technologies Corp.	345,100	27,773,648

		59,764,101

Beverages—2.2%
PepsiCo, Inc.	383,800	28,117,188

Biotechnology—5.0%
Genentech, Inc. (a) (b)	288,400	22,500,968
Gilead Sciences, Inc. (b)	1,004,300	41,045,741

		63,546,709

Capital Markets—5.1%
Lazard, Ltd. (a)	271,500	11,511,600
The Charles Schwab Corp.	967,800	20,904,480
The Goldman Sachs Group, Inc.	90,800	19,679,992
UBS AG	240,800	12,822,600

		64,918,672

Chemicals—2.2%
Monsanto Co.	335,800	28,791,492

Communications Equipment—10.1%
Ciena Corp. (b)	245,300	9,341,024
Cisco Systems, Inc. (b)	1,209,100	40,033,301
Juniper Networks, Inc. (b)	472,100	17,283,581
QUALCOMM, Inc.	663,500	28,039,510
Research In Motion, Ltd. (b)	348,600	34,354,530

		129,051,946

Computers & Peripherals—5.4%
Apple, Inc. (b)	193,800	29,756,052
EMC Corp. (b)	607,600	12,638,080
Hewlett-Packard Co.	527,200	26,249,288

		68,643,420

Consumer Finance—1.2%
American Express Co.	251,200	14,913,744

Diversified Financial Services—1.4%
NYSE Euronext	221,100	17,504,487

Energy Equipment & Services—2.4%
Schlumberger, Ltd.	292,500	30,712,500

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	186,400	11,439,368
Whole Foods Market, Inc. (a)	58,100	2,844,576

		14,283,944

Health Care Equipment & Supplies—5.1%
Alcon, Inc.	169,600	24,408,832
Baxter International, Inc.	373,200	21,003,696
Hologic, Inc. (b)	41,200	2,513,200

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
St. Jude Medical, Inc. (b)	397,600	$17,522,232

		65,447,960

Hotels, Restaurants & Leisure—1.4%
Marriott International, Inc.	398,800	17,335,836

Household Products—3.4%
Colgate-Palmolive Co.	351,900	25,097,508
Procter & Gamble Co.	257,500	18,112,550

		43,210,058

Industrial Conglomerates—2.9%
General Electric Co.	886,000	36,680,400

Insurance—1.6%
American International Group, Inc.	302,100	20,437,065

Internet Software & Services—4.9%
Akamai Technologies, Inc. (a) (b)	190,300	5,467,319
Google, Inc. (b)	102,000	57,861,540

		63,328,859

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc. (a) (b)	211,900	12,230,868

Machinery—0.7%
Caterpillar, Inc.	117,700	9,231,211

Media—4.3%
News Corp. (Class A)	845,800	18,599,142
The Walt Disney Co. (a)	1,075,600	36,989,884

		55,589,026

Multiline Retail—2.3%
Kohl’s Corp. (b)	102,900	5,899,257
Saks, Inc. (a) (b)	508,800	8,725,920
Target Corp. (a)	236,300	15,021,591

		29,646,768

Oil, Gas & Consumable Fuels—2.3%
Marathon Oil Corp.	253,800	14,471,676
Occidental Petroleum Corp.	239,100	15,321,528

		29,793,204

Pharmaceuticals—12.2%
Abbott Laboratories	514,800	27,603,576
Elan Corp, Plc. (ADR) (b)	281,100	5,914,344
Merck & Co., Inc.	284,300	14,695,467
Novartis AG (ADR)	266,700	14,657,832
Roche Holding AG (ADR)	342,300	30,807,000
Schering-Plough Corp.	695,500	21,998,665
Teva Pharmaceutical Industries, Ltd. (ADR)	487,800	21,692,466
Wyeth	410,500	18,287,775

		155,657,125

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—5.6%
Applied Materials, Inc.	608,900	$12,604,230
Broadcom Corp. (b)	343,300	12,509,852
Intel Corp.	779,300	20,152,698
Marvell Technology Group, Ltd. (a) (b)	814,900	13,339,913
NVIDIA Corp. (b)	369,900	13,405,176

		72,011,869

Software—5.2%
Adobe Systems, Inc. (b)	877,600	38,316,016
Microsoft Corp.	844,300	24,873,078
VMware, Inc. (a) (b)	34,500	2,932,500

		66,121,594

Textiles, Apparel & Luxury Goods—3.3%
Coach, Inc. (b)	523,500	24,745,845
Nike, Inc. (a)	302,500	17,744,650

		42,490,495

Wireless Telecommunication Services—1.0%
NII Holdings, Inc. (b)	152,300	12,511,445

Total Common Stock (Identified Cost $1,030,513,271)		1,251,971,986

Short Term Investments—1.6%
Security Description	Face Amount	Value

Repurchase Agreement—1.6%
State Street Repurchase Agreement dated 09/28/07 at 2.10% to be repurchased at $20,988,672 on 10/01/07, collateralized by $16,485,000 U.S. Treasury Bond 7.875% due 02/15/21 with a value of $21,410,059.	$20,985,000	$20,985,000

Total Short Term Investments (Identified Cost $20,985,000)		20,985,000

Total Investments—99.6% (Identified Cost $1,051,498,271) (c)		1,272,956,986
Other assets less liabilities		4,965,404

Total Net Assets—100%		$1,277,922,390

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $66,798,662 and the collateral received consisted of cash in the amount of $41,320,472 and securities with a market value of $25,950,402.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,051,498,271 and the composition of unrealized appreciation and depreciation of investment securities was $235,304,250 and $(13,845,535), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—99.2% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.2%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$994,999
8.200%, 12/01/09 (a)	700,000	746,201
The Boeing Co. 7.250%, 06/15/25	460,000	527,589
United Technologies Corp. 7.500%, 09/15/29	200,000	232,707

		2,501,496

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	775,411

Asset Backed—0.9%
BMW Vehicle Owner Trust 4.280%, 02/25/10	2,700,000	2,684,558
California Infrastructure-Pacific Gas & Electric Co.
6.480%, 12/26/09	34,574	34,689
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	2,986,066
CenterPoint Energy Transition Bond Co., LLC
5.160%, 09/15/11	496,037	496,319
Centex Home Equity Loan Trust 3.750%, 12/25/31	80,407	79,316
Chase Funding Mortgage Loan 3.303%, 11/25/29	139,483	137,454
4.585%, 05/25/15	1,879,419	1,749,716
Detroit Edison Co. 6.190%, 03/01/13	435,000	445,592
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,289,413

		10,903,123

Automobiles—0.3%
DaimlerChrysler North America Holdings Corp.
7.750%, 01/18/11	2,600,000	2,772,177
8.000%, 06/15/10	350,000	374,444

		3,146,621

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15 (a)	1,950,000	1,866,347
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26 (a)	300,000	328,021
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	326,938

		2,521,306

Building Products—0.2%
Masco Corp. 6.125%, 10/03/16	2,950,000	2,879,424

Security Description	Face Amount	Value

Capital Markets—1.1%
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	$300,000	$302,679
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09	2,250,000	2,198,018
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	2,988,465
6.375%, 10/15/08	250,000	253,243
6.500%, 07/15/18 (a)	200,000	205,013
Morgan Stanley 7.250%, 04/01/32	1,150,000	1,257,394
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	341,086
The Bear Stearns Co., Inc. 5.700%, 11/15/14	900,000	870,482
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,009,685
6.125%, 02/15/33 (a)	2,075,000	1,982,660
6.450%, 05/01/36	2,000,000	1,957,964
6.650%, 05/15/09	750,000	767,537

		14,134,226

Chemicals—0.1%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	902,039
6.875%, 10/15/09	300,000	310,798
Praxair, Inc. 6.625%, 10/15/07	500,000	500,210

		1,713,047

Commercial Banks—2.6%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	544,531
7.750%, 05/15/23	230,000	264,468
Bank of America Corp. 4.750%, 08/15/13	1,000,000	965,580
5.125%, 11/15/14	1,000,000	970,824
5.750%, 08/15/16	2,850,000	2,848,464
7.400%, 01/15/11	300,000	318,553
7.800%, 02/15/10	150,000	158,775
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,506,253
Bank One Texas 6.250%, 02/15/08	800,000	803,242
Equitable Cos., Inc. 6.500%, 04/01/08	250,000	251,387
Fleet National Bank 5.750%, 01/15/09	500,000	504,430
HSBC Holdings, Plc. 5.250%, 12/12/12	5,050,000	4,999,578
7.500%, 07/15/09	2,200,000	2,291,063
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,075,223

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
RBS Capital Trust II 6.425%, 12/29/49 (b)	$1,375,000	$1,252,296
Wachovia Bank, N.A. 4.800%, 11/01/14	3,100,000	2,951,823
4.875%, 02/01/15	3,000,000	2,857,127
Wells Fargo & Co. 5.000%, 11/15/14 (a)	2,000,000	1,921,480
5.125%, 09/01/12 (a)	500,000	495,777
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	2,904,747

		31,885,621

Commercial Mortgage-Backed Securities—5.8%
Bear Stearns Commercial Mortgage Securities, Inc.
5.540%, 09/11/41	3,000,000	3,001,302
5.610%, 11/15/33	500,000	505,469
6.480%, 02/15/35	500,000	517,512
7.080%, 06/15/09	787,569	803,832
7.780%, 02/15/32	200,000	209,047
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	222,018	223,371
Citigroup Commercial Mortage Trust 4.860%, 05/15/43	3,600,000	3,477,234
5.400%, 07/15/44 (b)	2,000,000	1,979,179
5.529%, 04/15/40 (b)	1,000,000	1,005,624
5.545%, 01/15/46 (b)	4,000,000	3,970,305
5.914%, 03/15/49 (b)	3,800,000	3,867,437
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,922,539
5.100%, 08/15/15	3,000,000	2,926,941
6.021%, 06/15/38 (b)	3,000,000	3,070,736
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	3,475,107
First Union Commercial Mortgage Trust 6.070%, 10/15/35	427,540	429,898
First Union Lehman Brothers Commercial Mortgage Trust
6.560%, 11/18/35	303,533	304,056
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,210,000	2,170,951
4.305%, 08/10/42	2,000,000	1,966,124
5.317%, 06/10/36 (b)	1,000,000	997,779
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	3,941,586	3,859,419
4.275%, 01/12/37	1,016,703	995,807
4.393%, 07/12/37	3,366,853	3,287,262
6.044%, 11/15/35	483,691	490,600
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	1,650,000	1,601,431
4.367%, 03/15/36	3,000,000	2,842,809
6.462%, 03/15/31	500,000	519,795
6.653%, 11/15/27	2,000,000	2,084,433
Lehman Brothers Commercial Conduit Mortgage Trust
6.210%, 10/15/35	227,661	229,140
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	970,088
6.540%, 07/15/30	369,632	370,277

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	$344,768	$341,709
7.200%, 10/15/33	633,712	659,036
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	495,084
6.428%, 12/18/35	1,000,000	1,030,950
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,930,046
5.308%, 11/15/48	4,000,000	3,905,908
5.572%, 10/15/48	3,000,000	2,995,848
5.928%, 05/15/43	3,000,000	3,056,410
6.287%, 04/15/34	1,445,000	1,491,242

		70,981,737

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,323,952

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28 (a)	900,000	866,555
7.625%, 11/15/10 (a)	135,000	143,932

		1,010,487

Computers & Peripherals—0.2%
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	983,275
7.500%, 06/15/13 (a)	1,000,000	1,090,223
8.375%, 11/01/19 (a)	425,000	522,158

		2,595,656

Consumer Finance—0.4%
Household Finance Corp. 4.750%, 05/15/09	2,500,000	2,485,467
7.000%, 05/15/12	100,000	105,743
8.000%, 07/15/10	300,000	321,151
SLM Corp. 5.050%, 11/14/14	1,950,000	1,653,771

		4,566,132

Diversified Financial Services—5.3%
American General Capital II 8.500%, 07/01/30	250,000	304,342
American General Finance Corp. 5.375%, 10/01/12	6,500,000	6,348,210
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,013,433
Associates Corp. North America 6.250%, 11/01/08	600,000	608,260
6.950%, 11/01/18	1,700,000	1,839,758
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	793,904
7.875%, 02/15/30 (a)	250,000	287,480

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
BP Canada Finance Co. 3.375%, 10/31/07	$500,000	$499,506
Citigroup, Inc. 3.500%, 02/01/08	500,000	497,150
6.200%, 03/15/09	750,000	762,205
7.250%, 10/01/10	250,000	263,964
Conoco Funding Co. 6.350%, 10/15/11	500,000	521,219
ConocoPhillips Canada Funding Co. 5.950%, 10/15/36 (a)	3,050,000	2,994,481
Credit Suisse USA, Inc. 5.375%, 03/02/16	3,550,000	3,487,698
Deutsche Telekom International Finance BV 8.250%, 06/15/30 (b)	1,000,000	1,224,731
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	1,900,000	2,005,032
Duke Capital 7.500%, 10/01/09	3,925,000	4,088,773
European Investment Bank 3.375%, 03/16/09	4,200,000	4,151,952
General Electric Capital Corp. 5.000%, 11/15/11	4,000,000	3,974,598
5.450%, 01/15/13	1,800,000	1,813,688
6.000%, 06/15/12	1,000,000	1,032,021
6.750%, 03/15/32	2,300,000	2,540,482
7.500%, 08/21/35	100,000	119,194
Heller Financial, Inc. 7.375%, 11/01/09	350,000	365,708
JPMorgan Chase & Co. 4.500%, 11/15/10 (a)	6,100,000	5,996,168
6.750%, 02/01/11	250,000	260,754
KFW International Finance, Inc. 3.375%, 01/23/08	2,475,000	2,459,316
8.000%, 02/15/10	1,000,000	1,079,130
Korea Development Bank 5.750%, 09/10/13	2,000,000	2,038,004
Mellon Funding Corp. 6.400%, 05/14/11	250,000	257,924
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	300,000	351,223
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,502,636
7.625%, 01/30/11	400,000	423,989
8.375%, 03/15/12	3,350,000	3,688,245
Unilever Capital Corp. 7.125%, 11/01/10	300,000	318,036
Verizon Global Funding Corp. 7.750%, 12/01/30 (a)	1,560,000	1,794,905

		64,708,119

Diversified Telecommunication Services—0.6%
BellSouth Corp. 6.550%, 06/15/34	1,850,000	1,888,875
British Telecommunications, Plc. 9.125%, 12/15/30 (b)	1,000,000	1,329,287

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
SBC Communications, Inc. 5.875%, 02/01/12	$2,400,000	$2,445,968
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,202,535
Verizon New England, Inc. 6.500%, 09/15/11	400,000	413,726
Verizon New York, Inc. 7.375%, 04/01/32	500,000	538,196

		7,818,587

Electric Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	150,000	150,233
7.500%, 09/01/10	1,000,000	1,062,975
Duke Energy Co. 6.250%, 01/15/12 (a)	500,000	516,580
Exelon Corp. 4.900%, 06/15/15 (a)	2,060,000	1,918,225
5.625%, 06/15/35	1,500,000	1,335,023
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	313,641
Oncor Electric Delivery Co. 7.000%, 05/01/32 (a)	950,000	946,159
Progress Energy, Inc. 7.100%, 03/01/11	1,221,000	1,280,193
PSE&G Power, LLC 7.750%, 04/15/11	500,000	533,708
8.625%, 04/15/31	1,000,000	1,228,551

		9,285,288

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	773,851

Federal Agencies—47.9%
Federal Home Loan Bank 4.125%, 04/18/08	13,050,000	12,998,779
4.250%, 11/13/09	1,500,000	1,493,155
4.375%, 03/17/10 (a)	3,000,000	2,997,607
4.625%, 02/18/11 (a)	6,070,000	6,098,053
5.000%, 09/18/09 (a)	6,900,000	6,978,728
5.000%, 08/01/35	3,358,663	3,208,325
5.000%, 09/01/35	4,306,812	4,114,035
5.250%, 06/18/14 (a)	9,500,000	9,746,049
5.375%, 07/17/09 (a)	5,850,000	5,946,083
5.375%, 05/18/16 (a)	2,900,000	2,984,581
5.500%, 12/01/35	6,576,891	6,445,361
6.500%, 09/01/36	4,929,113	5,016,181
Federal Home Loan Mortgage Corp. 4.000%, 12/15/09 (a)	2,000,000	1,983,198
4.000%, 06/01/19	1,951,802	1,836,118
4.250%, 07/15/09 (a)	8,630,000	8,606,916
4.426%, 02/01/36 (b)	2,822,087	2,780,363
4.500%, 01/15/15 (a)	3,000,000	2,935,898

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 4.500%, 09/01/18	$2,712,996	$2,620,469
4.500%, 10/01/18	4,055,239	3,916,935
4.500%, 04/01/19	6,001,764	5,785,837
4.500%, 06/01/19	3,291,396	3,172,980
4.500%, 08/01/19	923,021	889,813
4.500%, 10/01/35	5,611,624	5,213,994
4.500%, 11/01/35 (b)	2,683,633	2,486,441
4.750%, 03/05/12 (a)	12,000,000	12,060,023
5.000%, 06/11/09 (a)	7,000,000	7,067,412
5.000%, 05/01/18	7,373,919	7,247,070
5.000%, 12/01/18	1,522,924	1,496,726
5.000%, 06/01/19	2,765,411	2,714,856
5.000%, 03/01/27	2,919,681	2,816,298
5.000%, 10/01/33	3,722,484	3,562,270
5.000%, 03/01/34	1,873,056	1,790,695
5.000%, 08/01/35	4,309,988	4,117,069
5.000%, 10/01/35	3,280,777	3,133,926
5.000%, 01/01/36	6,874,247	6,566,549
5.125%, 10/18/16 (a)	4,000,000	4,042,693
5.128%, 08/01/36 (b)	2,826,182	2,798,314
5.131%, 01/01/36 (b)	4,700,710	4,690,368
5.160%, 09/01/35 (b)	4,712,666	4,685,257
5.375%, 08/19/11 (a)	5,800,000	5,967,040
5.439%, 01/01/37 (b)	11,560,209	11,586,853
5.488%, 02/01/37 (b)	1,732,028	1,745,902
5.500%, 11/01/17	1,114,013	1,114,914
5.500%, 05/01/29	1,160,036	1,137,924
5.500%, 06/01/34	4,031,595	3,954,745
5.500%, 10/01/35	4,176,121	4,092,603
5.500%, 01/01/36	12,365,946	12,118,641
5.500%, 07/01/37	6,936,428	6,792,048
5.663%, 02/01/37 (b)	7,239,369	7,290,599
6.000%, 04/01/16	72,983	73,988
6.000%, 05/01/17	925,048	937,950
6.000%, 11/01/28	97,252	97,925
6.000%, 12/01/28	63,635	64,076
6.000%, 02/01/29	152,555	153,516
6.000%, 04/01/29	46,442	46,735
6.000%, 05/01/29	19,538	19,661
6.000%, 06/01/31	25,177	25,320
6.000%, 07/01/31	10,078	10,135
6.000%, 08/01/31	194,471	195,576
6.000%, 09/01/31	542,931	546,016
6.000%, 04/01/32	1,211,414	1,217,186
6.000%, 11/01/32	389,673	391,530
6.000%, 06/01/34	1,266,070	1,269,757
6.000%, 11/01/35	1,429,657	1,431,841
6.000%, 02/01/36	2,494,300	2,496,210
6.000%, 10/01/36	6,263,108	6,267,905
6.000%, 11/01/36	5,490,222	5,497,735
6.000%, 01/01/37	7,598,982	7,609,380
6.000%, 06/01/37	5,984,076	5,991,155
6.250%, 07/15/32 (a)	3,250,000	3,688,278
6.500%, 10/01/29	37,764	38,733
6.500%, 02/01/30	54,728	56,132

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 08/01/31	$91,410	$93,642
6.500%, 10/01/31	43,797	44,867
6.500%, 11/01/31	210,652	215,796
6.500%, 03/01/32	2,359,426	2,414,912
6.500%, 04/01/32	1,952,039	1,997,944
6.750%, 03/15/31 (a)	965,000	1,156,178
7.000%, 03/15/10 (a)	2,875,000	3,045,988
7.000%, 06/01/11	28,528	29,374
7.000%, 12/01/15	45,245	46,900
7.000%, 12/01/27	9,192	9,577
7.000%, 11/01/28	25,548	26,681
7.000%, 04/01/29	20,591	21,441
7.000%, 05/01/29	5,839	6,080
7.000%, 06/01/29	42,340	44,088
7.000%, 07/01/29	14,077	14,658
7.000%, 01/01/31	243,278	252,855
7.000%, 12/01/31	51,512	53,540
7.500%, 03/01/16	85,347	88,764
7.500%, 08/01/24	88,436	92,793
7.500%, 11/01/24	32,487	34,088
7.500%, 10/01/27	54,051	57,796
7.500%, 10/01/29	82,157	86,150
7.500%, 05/01/30	34,823	36,509
8.000%, 02/01/27	16,839	17,384
8.000%, 10/01/28	31,798	32,827
Federal National Mortgage Association 3.250%, 08/15/08 (a)	3,025,000	2,988,818
3.250%, 02/15/09 (a)	6,000,000	5,908,193
4.000%, 04/01/19	2,090,068	1,967,896
4.000%, 05/01/19	3,831,456	3,607,495
4.000%, 01/01/20	2,465,634	2,315,342
4.125%, 04/15/14	2,350,000	2,262,734
4.500%, 07/01/18	4,493,643	4,337,443
4.500%, 05/01/19	1,189,087	1,145,896
4.500%, 08/01/33	1,517,906	1,410,323
4.500%, 10/01/33	2,823,942	2,623,792
4.500%, 04/01/34	2,227,409	2,066,343
4.819%, 09/01/35 (b)	2,822,657	2,804,981
5.000%, 06/01/18	1,167,959	1,147,833
5.000%, 01/01/19	1,671,207	1,639,837
5.000%, 02/01/20	2,734,628	2,679,883
5.000%, 01/01/22	5,806,528	5,688,283
5.000%, 02/01/24	2,493,056	2,405,186
5.000%, 09/01/25	2,455,532	2,368,937
5.000%, 07/01/33	1,991,644	1,905,272
5.000%, 08/01/33	3,119,309	2,984,032
5.000%, 09/01/33	2,572,010	2,460,469
5.000%, 10/01/33	9,421,342	9,012,762
5.000%, 03/01/34	2,903,495	2,777,578
5.000%, 04/01/34	7,002,415	6,695,196
5.000%, 05/01/34	2,315,439	2,212,819
5.000%, 09/01/34	4,909,687	4,692,090
5.000%, 02/01/35	4,327,582	4,135,783
5.000%, 04/01/35	2,458,415	2,347,557
5.000%, 05/01/35	1,601,943	1,529,706

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 11/01/35	$2,605,683	$2,488,184
5.125%, 04/15/11 (a)	6,000,000	6,127,200
5.168%, 11/01/36 (b)	1,786,076	1,768,265
5.430%, 03/01/36 (b)	4,819,011	4,822,868
5.500%, 03/15/11	950,000	979,465
5.500%, 11/01/17	1,562,053	1,561,356
5.500%, 02/01/18	579,232	578,442
5.500%, 04/01/18	2,923,996	2,920,005
5.500%, 07/01/23	1,429,224	1,411,133
5.500%, 01/01/24	731,596	722,336
5.500%, 07/01/24	2,368,307	2,338,372
5.500%, 10/01/32	836,661	822,565
5.500%, 02/01/33	2,202,584	2,162,758
5.500%, 03/01/33	3,746,679	3,678,933
5.500%, 05/01/33	6,602,078	6,482,702
5.500%, 08/01/33	5,562,569	5,461,989
5.500%, 10/01/33	748,728	735,189
5.500%, 12/01/33	6,607,693	6,488,215
5.500%, 02/01/34	3,860,602	3,787,823
5.500%, 03/01/34	2,003,890	1,966,113
5.500%, 04/01/34	1,492,031	1,463,903
5.500%, 05/01/34	2,189,296	2,148,024
5.500%, 09/01/34	2,707,972	2,656,922
5.500%, 12/01/34	7,463,588	7,322,886
5.500%, 01/01/35	2,074,488	2,035,381
5.500%, 02/01/35	4,564,376	4,478,329
5.500%, 04/01/35	2,861,516	2,804,902
5.500%, 06/01/35	8,501,517	8,333,317
5.500%, 06/13/35 (b)	2,133,452	2,106,448
5.500%, 01/01/37	8,757,852	8,579,802
5.500%, TBA	5,000,000	4,900,780
6.000%, 09/01/13	1,099,088	1,113,538
6.000%, 10/01/13	554,349	561,637
6.000%, 03/01/14	114,938	116,486
6.000%, 06/01/14	14,609	14,806
6.000%, 07/01/14	80,046	81,124
6.000%, 09/01/14	40,103	40,643
6.000%, 09/01/17	1,159,059	1,176,238
6.000%, 08/01/28	36,774	37,073
6.000%, 11/01/28	12,115	12,213
6.000%, 12/01/28	11,652	11,746
6.000%, 06/01/31	197,067	198,365
6.000%, 09/01/32	1,142,007	1,148,127
6.000%, 01/01/33	432,570	434,888
6.000%, 02/01/33	904,160	908,162
6.000%, 03/01/33	1,773,610	1,781,460
6.000%, 04/01/33	816,630	820,244
6.000%, 05/01/33	2,233,384	2,243,269
6.000%, 05/01/34	2,507,542	2,515,154
6.000%, 09/01/34	2,809,322	2,817,850
6.000%, 11/01/34	5,111,688	5,127,205
6.000%, 01/01/35	1,697,710	1,700,776
6.000%, 07/01/36	4,323,123	4,327,683
6.000%, 07/01/37	3,992,453	3,998,424
6.000%, 08/01/37	7,500,000	7,508,061

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.210%, 08/06/38	$300,000	$342,550
6.500%, 01/01/13	10,140	10,317
6.500%, 04/01/13	1,743	1,773
6.500%, 06/01/13	73,879	75,168
6.500%, 07/01/13	448	456
6.500%, 06/01/14	37,308	37,985
6.500%, 04/01/17	3,393,475	3,457,463
6.500%, 05/01/28	441,465	453,493
6.500%, 12/01/28	832,217	854,892
6.500%, 03/01/29	33,868	34,749
6.500%, 04/01/29	199,423	204,611
6.500%, 05/01/29	23,828	24,448
6.500%, 08/01/29	6,371	6,537
6.500%, 05/01/30	242,565	248,874
6.500%, 09/01/31	90,969	93,222
6.500%, 02/01/32	27,816	28,510
6.500%, 06/01/32	321,703	329,382
6.500%, 09/01/33	845,845	865,203
6.500%, 10/01/33	646,439	661,233
6.500%, 10/01/34	2,295,948	2,348,493
6.625%, 11/15/10	3,400,000	3,609,349
6.625%, 11/15/30 (a)	2,450,000	2,890,130
7.000%, 04/01/12	30,599	31,529
7.000%, 02/01/14	31,157	32,104
7.000%, 10/01/21	94,850	98,952
7.000%, 06/01/26	2,555	2,658
7.000%, 06/01/28	95,927	100,079
7.000%, 09/01/29	49,396	51,447
7.000%, 10/01/29	67,586	70,391
7.000%, 12/01/29	4,825	5,025
7.000%, 01/01/32	656,060	682,065
7.000%, 04/01/32	99,348	103,195
7.000%, 06/01/32	330,085	342,868
7.500%, 08/01/15	29,020	30,116
7.500%, 09/01/25	23,893	25,064
7.500%, 06/01/26	27,108	28,426
7.500%, 09/01/27	4,303	4,519
7.500%, 11/01/27	573	602
7.500%, 08/01/28	1,261	1,323
7.500%, 07/01/29	65,964	69,280
7.500%, 10/01/29	24,320	25,572
7.500%, 07/01/30	6,996	7,356
8.000%, 10/01/26	1,750	1,807
8.000%, 11/01/29	939	994
8.000%, 05/01/30	38,868	40,095
8.000%, 11/01/30	17,491	18,043
8.000%, 01/01/31	19,017	20,044
8.000%, 02/01/31	31,978	32,988
Government National Mortgage Association 5.000%, 10/15/20	2,580,784	2,534,110
5.000%, 01/15/21	2,101,048	2,063,050
5.000%, 12/15/35	2,644,301	2,555,730
5.000%, 12/15/36	4,927,590	4,761,914
5.500%, 03/15/36	3,627,635	3,576,008
5.500%, 01/15/37	5,730,627	5,651,152
6.000%, 01/15/29	48,810	49,302

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 6.000%, 01/15/33	$1,320,115	$1,332,268
6.000%, 03/15/35	2,169,784	2,183,107
6.000%, 12/15/35	2,435,475	2,450,430
6.000%, 06/15/36	4,451,004	4,478,579
6.000%, 09/01/36	4,511,785	4,519,298
6.000%, 09/15/36	4,702,417	4,731,550
6.500%, 05/15/23	10,847	11,157
6.500%, 02/15/27	182,461	187,694
6.500%, 07/15/28	38,771	39,895
6.500%, 08/15/28	65,231	67,121
6.500%, 11/15/28	43,031	44,278
6.500%, 12/15/28	14,058	14,465
6.500%, 07/15/29	24,590	25,300
6.500%, 06/20/31	134,235	137,726
6.500%, 07/15/32	261,150	267,617
6.500%, 05/15/36	3,048,910	3,116,867
6.700%, 04/15/34	3,000,000	3,129,936
7.000%, 01/15/28	11,263	11,800
7.000%, 04/15/28	8,207	8,599
7.000%, 05/15/28	36,716	38,469
7.000%, 06/15/28	27,020	28,310
7.000%, 10/15/28	20,339	21,310
7.000%, 06/15/29	13,443	14,084
7.000%, 09/15/29	40,590	42,526
7.000%, 01/15/31	1,653	1,723
7.000%, 03/15/31	49,945	52,062
7.000%, 07/15/31	2,128,526	2,218,712
7.000%, 08/15/31	288,960	301,203
7.000%, 02/15/32	188,453	195,278
7.000%, 07/15/32	144,190	149,412
7.500%, 02/20/28	14,196	14,850
7.500%, 08/15/29	37,427	39,393
7.500%, 04/15/30	21,932	23,098
8.000%, 09/15/16	5,895	6,216
8.000%, 08/15/26	8,234	8,499
8.000%, 09/15/26	17,753	18,323
8.000%, 05/15/27	5,540	5,889
8.000%, 06/15/29	83,195	88,469
9.000%, 11/15/24	50,204	54,161
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,062,615

		586,585,459

Food & Staples Retailing—0.6%
CVS Corp. 5.750%, 06/01/17	3,500,000	3,416,179
Kroger Co. 5.500%, 02/01/13	950,000	933,732
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	1,993,112
6.875%, 08/10/09	500,000	518,243

		6,861,266

Security Description	Face Amount	Value

Food Products—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	$2,000,000	$1,969,140
Fred Meyer, Inc. 7.450%, 03/01/08	300,000	302,396
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,042,022
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,804,569
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	928,434

		8,046,561

Foreign Government—1.3%
Mexico Government International Bond 8.375%, 01/14/11	250,000	275,428
Province of Ontario 5.125%, 07/17/12 (a)	2,000,000	2,034,985
5.500%, 10/01/08 (a)	300,000	302,830
Province of Nova Scotia 9.250%, 03/01/20	250,000	341,364
Province of Quebec 4.875%, 05/05/14	1,925,000	1,916,063
7.500%, 07/15/23 (a)	350,000	431,457
Republic of Italy 4.500%, 01/21/15	2,975,000	2,917,642
5.625%, 06/15/12	3,650,000	3,791,182
Republic of Korea 8.875%, 04/15/08 (a)	200,000	204,033
United Mexican States 8.000%, 09/24/22	2,200,000	2,698,322
9.875%, 02/01/10 (a)	500,000	550,300

		15,463,606

Health Care Providers & Services—0.2%
Anthem, Inc. 6.800%, 08/01/12	2,200,000	2,332,019

Household Durables—0.0%
Centex Corp. 7.500%, 01/15/12	500,000	488,843

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	920,454
Honeywell International, Inc. 7.500%, 03/01/10	300,000	317,944

		1,238,398

Insurance—0.9%
Allstate Corp. 6.125%, 02/15/12	2,750,000	2,845,817
6.900%, 05/15/38	150,000	160,338
AXA Financial, Inc. 7.750%, 08/01/10	500,000	533,885

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—(Continued)
Chubb Corp. 6.000%, 11/15/11	$350,000	$358,013
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	522,446
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	759,939
6.375%, 11/01/08	105,000	106,395
Marsh & McLennan Cos., Inc. 5.750%, 09/15/15 (a)	4,000,000	3,893,839
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,406,365

		10,587,037

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	259,900
Deere & Co. 6.950%, 04/25/14 (a)	850,000	920,684
7.850%, 05/15/10 (a)	300,000	320,024

		1,500,608

Media—0.8%
Belo Corp. 8.000%, 11/01/08	500,000	512,278
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	976,000	1,093,188
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,405,266
5.650%, 06/15/35	1,500,000	1,334,553
Cox Communications, Inc. 7.750%, 11/01/10	250,000	266,504
News America, Inc. 6.550%, 03/15/33	1,950,000	1,918,137
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	250,000	254,347
Time Warner, Inc. 7.625%, 04/15/31	2,000,000	2,178,819
9.125%, 01/15/13	418,000	477,877
Walt Disney Co. 6.375%, 03/01/12 (a)	200,000	209,386

		9,650,355

Metals & Mining—0.2%
Alcan, Inc. 5.000%, 06/01/15 (a)	1,050,000	1,003,451
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	973,841
5.720%, 02/23/19	523,000	502,258
5.870%, 02/23/22	101,000	96,189

		2,575,739

Multi-Utilities—0.7%
Dominion Resources, Inc. 5.150%, 07/15/15	3,600,000	3,422,527

Security Description	Face Amount	Value

Multi-Utilities—(Continued)
Pacific Gas & Electric Co. 4.800%, 03/01/14	$3,125,000	$2,987,309
6.050%, 03/01/34	1,900,000	1,854,860

		8,264,696

Multiline Retail—0.2%
Target Corp. 6.350%, 11/01/32 (a)	2,300,000	2,247,958

Oil, Gas & Consumable Fuels—1.0%
Anadarko Petroleum Corp. 5.950%, 09/15/16	2,900,000	2,861,051
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	305,169
ConocoPhillips Holding Co. 6.950%, 04/15/29	300,000	330,177
Enterprise Products Operations, L.P. 5.000%, 03/01/15	2,000,000	1,867,182
Pemex Project Funding Master Trust 5.750%, 12/15/15	3,600,000	3,605,076
9.250%, 03/30/18 (b)	1,000,000	1,221,762
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	306,424
Southern California Gas Co. 4.800%, 10/01/12	1,000,000	977,578
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	330,719

		11,805,138

Paper & Forest Products—0.1%
MeadWestvaco Corp. 6.850%, 04/01/12 (a)	1,000,000	1,041,012
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	498,341

		1,539,353

Personal Products—0.2%
Procter & Gamble Co. 4.950%, 08/15/14 (a)	2,000,000	1,956,989
6.450%, 01/15/26 (a)	200,000	213,716
6.875%, 09/15/09	850,000	883,412

		3,054,117

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	1,903,911
Johnson & Johnson 6.950%, 09/01/29	250,000	286,615
Merck & Co., Inc. 5.950%, 12/01/28 (a)	300,000	294,170
Schering-Plough Corp. 6.550%, 09/15/37	1,000,000	1,020,900
Wyeth 5.500%, 02/01/14	3,000,000	2,984,452

		6,490,048

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate Investment Trusts—0.2%
Simon Property Group, L.P. 5.250%, 12/01/16	$3,000,000	$2,787,488

Road & Rail—0.2%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12 (a)	1,000,000	1,017,616
CSX Corp. 6.750%, 03/15/11	200,000	207,310
7.900%, 05/01/17	500,000	550,182
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	132,707
6.200%, 04/15/09	350,000	356,011
7.250%, 02/15/31	156,000	170,263

		2,434,089

Software—0.2%
Oracle Corp. 5.250%, 01/15/16	2,000,000	1,944,011

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,026,601

U.S. Treasury—22.6%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	5,500,000	5,215,595
5.250%, 11/15/28 (a)	2,700,000	2,831,679
5.375%, 02/15/31 (a)	2,225,000	2,383,042
5.500%, 08/15/28 (a)	2,420,000	2,613,552
6.125%, 11/15/27 (a)	3,950,000	4,573,784
6.250%, 08/15/23 (a)	7,750,000	8,904,518
6.500%, 11/15/26 (a)	1,000,000	1,198,640
6.875%, 08/15/25 (a)	2,450,000	3,022,442
7.125%, 02/15/23 (a)	3,030,000	3,761,987
7.875%, 02/15/21 (a)	4,450,000	5,772,763
8.125%, 08/15/19 (a)	1,895,000	2,468,067
8.500%, 02/15/20 (a)	6,700,000	9,005,470
8.875%, 02/15/19 (a)	10,215,000	13,901,288
9.125%, 05/15/18 (a)	1,600,000	2,191,088
9.250%, 02/15/16	1,375,000	1,826,399
U.S. Treasury Notes 3.375%, 11/15/08 (a)	15,820,000	15,711,791
3.375%, 10/15/09 (a)	5,000,000	4,943,450
3.500%, 11/15/09 (a)	4,000,000	3,960,640
3.500%, 12/15/09	4,000,000	3,960,160
3.625%, 07/15/09 (a)	4,420,000	4,394,585
3.625%, 01/15/10 (a)	4,000,000	3,968,440
3.625%, 06/15/10 (a)	16,200,000	16,054,847
3.875%, 05/15/09 (a)	4,000,000	3,993,760
4.000%, 04/15/10 (a)	6,000,000	5,999,460
4.000%, 11/15/12 (a)	7,250,000	7,188,955
4.125%, 05/15/15 (a)	7,640,000	7,480,018
4.250%, 10/15/10 (a)	5,000,000	5,031,450
4.250%, 08/15/13 (a)	14,380,000	14,363,607
4.250%, 08/15/14 (a)	17,930,000	17,797,856

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
4.250%, 11/15/14 (a)	$5,200,000	$5,150,444
4.250%, 08/15/15 (a)	3,000,000	2,956,440
4.375%, 08/15/12 (a)	5,000,000	5,046,000
4.500%, 02/15/09 (a)	16,000,000	16,107,519
4.500%, 11/15/15 (a)	8,950,000	8,961,635
4.625%, 11/15/09 (a)	17,700,000	17,928,507
4.875%, 08/15/09 (a)	13,900,000	14,124,485
4.875%, 02/15/12 (a)	4,500,000	4,633,695
5.000%, 08/15/11 (a)	3,500,000	3,615,955
5.125%, 05/15/16 (a)	4,830,000	5,032,811
5.750%, 08/15/10 (a)	7,120,000	7,450,867
6.500%, 02/15/10 (a)	1,710,000	1,805,572

		277,333,263

Wireless Telecommunication Services—0.5%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	554,177
Cingular Wireless Services, Inc. 8.750%, 03/01/31	300,000	377,009
Cingular Wireless, LLC 7.125%, 12/15/31	100,000	108,406
France Telecom S.A. 7.750%, 03/01/11 (b)	3,600,000	3,869,719
Vodafone Group, Plc. 7.750%, 02/15/10	1,150,000	1,212,590

		6,121,901

Yankee—0.9%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	346,276
Carnival Corp. 6.150%, 04/15/08	500,000	501,419
Encana Corp. 4.750%, 10/15/13	2,000,000	1,906,303
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,553,464
8.400%, 01/15/22	1,000,000	1,291,965
Intermediate American Development Bank 5.375%, 11/18/08	700,000	706,566
6.800%, 10/15/25	500,000	575,003
7.000%, 06/15/25	200,000	233,799
8.875%, 06/01/09	400,000	427,261
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	746,276
National Australia Bank, Ltd. 6.600%, 12/10/07	350,000	351,294
Norsk Hydro A/S 6.700%, 01/15/18	300,000	320,027
6.800%, 01/15/28 (a)	1,350,000	1,461,602
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,287,781

		11,709,036

Total Fixed Income (Identified Cost $1,221,991,958)		1,215,611,674

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Short Term Investments—0.9%

Security Description	Face Amount	Value

Discount Notes—0.9%
Federal Home Loan Bank 4.000%, 10/01/07	$11,200,000	$11,200,000

Total Short Term Investments (Identified Cost $11,200,000)		11,200,000

Total Investments—100.1% (Identified Cost $1,233,191,958) (c)		1,226,811,674
Other assets less liabilities		5,566,454

Total Net Assets—100%		$1,232,378,128

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $308,602,833 and the collateral received consisted of cash in the amount of $278,052,148 and securities with a market value of $36,543,915.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,233,191,958 and the composition of unrealized appreciation and depreciation of investment securities was $7,669,937 and $(14,050,221), respectively.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
AAR Corp. (a) (b)	82,544	$2,504,385
American Science & Engineering, Inc. (a)	25,935	1,625,087
Argon, Inc. (a) (b)	32,041	634,412
Moog, Inc. (b)	147,349	6,474,515
Teledyne Technologies, Inc. (b)	67,938	3,627,210

		14,865,609

Auto Components—0.4%
Gentex Corp.	92,850	1,990,704

Automobiles—0.2%
Winnebago Industries, Inc. (a)	37,175	887,739

Biotechnology—1.8%
BioMarin Pharmaceutical, Inc. (a) (b)	80,425	2,002,583
Indevus Pharmaceuticals, Inc. (a) (b)	218,898	1,512,585
Metabolix, Inc. (a) (b)	67,875	1,646,648
Myriad Genetics, Inc. (a) (b)	40,850	2,130,327
Pharmion Corp. (b)	31,457	1,451,426
Theravance, Inc. (a) (b)	42,561	1,110,416

		9,853,985

Building Products—0.4%
Armstrong World Industries, Inc. (b)	60,971	2,474,813

Capital Markets—1.4%
FCStone Group, Inc. (a) (b)	58,964	1,902,752
GFI Group, Inc. (a) (b)	33,360	2,872,963
JMP Group, Inc. (a)	104,717	982,246
Stifel Financial Corp. (a) (b)	31,575	1,826,298

		7,584,259

Chemicals—1.5%
Cytec Industries, Inc.	45,465	3,109,351
FMC Corp.	43,350	2,255,067
Minerals Technologies, Inc. (a)	25,592	1,714,664
The Scotts Miracle-Gro Co.	30,053	1,284,766

		8,363,848

Commercial Banks—4.3%
CVB Financial Corp. (a)	126,266	1,477,312
East West Bancorp, Inc.	63,600	2,287,056
First Community Bancorp, Inc. (a)	37,348	2,043,309
First Midwest Bancorp, Inc. (a)	57,104	1,950,673
First State Bancorp (a)	120,858	2,373,651
Hancock Holding Co. (a)	40,232	1,612,498
IBERIABANK Corp. (a)	44,621	2,349,296
Pennsylvania Commerce Bancorp, Inc. (a) (b)	34,100	1,074,150
Prosperity Bancshares, Inc. (a)	65,521	2,172,676
Signature Bank (a) (b)	71,439	2,516,796
Sterling Bancshares, Inc.	212,453	2,424,089
United Community Bank, Inc. (a)	59,027	1,447,342

		23,728,848

Security Description	Shares	Value

Commercial Services & Supplies—7.9%
American Ecology Corp. (a)	63,907	$1,354,189
Angelica Corp.	4,520	89,089
FTI Consulting, Inc. (a) (b)	69,974	3,520,392
Huron Consulting Group, Inc. (a) (b)	37,876	2,750,555
IHS, Inc. (b)	66,701	3,767,939
Innerworkings, Inc. (a) (b)	150,201	2,587,963
Interface, Inc.	146,312	2,640,932
Kenexa Corp. (a) (b)	62,944	1,937,416
McGrath Rentcorp	173,157	5,755,739
On Assignment, Inc. (b)	208,846	1,950,622
Rollins, Inc. (a)	161,863	4,320,123
Standard Parking Corp. (a) (b)	71,410	2,841,404
The Advisory Board Co. (a) (b)	75,853	4,435,125
Waste Connections, Inc. (b)	186,181	5,913,109

		43,864,597

Communications Equipment—2.8%
Adtran, Inc.	39,825	917,170
Anaren, Inc. (a) (b)	97,990	1,381,659
CommScope, Inc. (b)	40,857	2,052,656
Foundry Networks, Inc. (b)	166,705	2,962,348
Harmonic, Inc. (a) (b)	158,511	1,681,802
Harris Stratex Networks, Inc. (a) (b)	117,801	2,057,983
Sirenza Microdevices, Inc. (a) (b)	165,890	2,868,238
Sonus Networks, Inc. (a) (b)	277,950	1,695,495

		15,617,351

Computers & Peripherals—0.9%
Brocade Communications Systems, Inc. (b)	273,947	2,344,986
Electronics for Imaging, Inc. (b)	81,321	2,184,282
Imation Corp.	23,779	583,299

		5,112,567

Construction & Engineering—0.8%
Michael Baker Corp. (b)	26,171	1,282,641
Northwest Pipe Co. (a) (b)	78,950	2,985,889

		4,268,530

Construction Materials—0.3%
Texas Industries, Inc. (a)	24,714	1,940,049

Consumer Finance—1.5%
Advanta Corp. (Class B)	130,242	3,571,236
Dollar Financial Corp. (a) (b)	90,033	2,568,641
First Cash Financial Services (b)	97,687	2,287,830

		8,427,707

Containers & Packaging—0.6%
Greif, Inc.	25,242	1,531,685
Rock Tennessee Co.	56,179	1,623,573

		3,155,258

Distributors—0.7%
LKQ Corp. (a) (b)	105,484	3,671,898

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—2.4%
Bright Horizons Family Solutions, Inc. (a) (b)	69,153	$2,962,515
Capella Education Co. (a) (b)	51,687	2,889,820
DeVry, Inc.	86,720	3,209,507
INVESTools, Inc. (a) (b)	123,281	1,490,467
Jackson Hewitt Tax Service, Inc.	14,417	403,099
New Oriental Education & Technology Group, Inc. (ADR) (b)	36,494	2,429,041

		13,384,449

Diversified Financial Services—0.5%
Information Services Group, Inc. (b)	118,979	910,190
Portfolio Recovery Associates, Inc. (a) (b)	34,475	1,829,588

		2,739,778

Diversified Telecommunication Services—1.3%
Cbeyond, Inc. (a) (b)	58,371	2,380,953
Cogent Communications Group, Inc. (b)	64,173	1,497,798
Iowa Telecommunications Services, Inc. (a)	22,855	453,672
NTELOS Holdings Corp.	62,337	1,836,448
SureWest Communications (a)	39,498	987,845

		7,156,716

Electric Utilities—1.4%
Allete, Inc. (a)	45,520	2,037,475
ITC Holdings Corp.	85,086	4,216,012
Portland General Electric Co. (a)	50,250	1,396,950

		7,650,437

Electrical Equipment—2.1%
Acuity Brands, Inc.	27,727	1,399,659
General Cable Corp.	57,579	3,864,703
Hubbell, Inc. (Class B)	46,775	2,671,788
II-VI, Inc. (b)	79,891	2,758,636
The Lamson & Sessions Co.	45,473	1,225,952

		11,920,738

Electronic Equipment & Instruments—2.9%
Agilysys, Inc.	90,992	1,537,765
Anixter International, Inc. (a) (b)	30,170	2,487,516
Excel Technology, Inc. (b)	55,215	1,377,614
Ingram Micro, Inc.	82,418	1,616,217
IPG Photonics Corp. (b)	87,564	1,721,508
Kemet Corp. (a) (b)	218,392	1,605,181
Littelfuse, Inc. (b)	91,627	3,270,168
Rofin-Sinar Technologies, Inc. (b)	24,975	1,753,495
X-Rite, Inc. (a) (b)	55,102	795,673

		16,165,137

Energy Equipment & Services—2.9%
Dresser-Rand Group, Inc. (b)	64,375	2,749,456
Exterran Holdings, Inc. (b)	56,442	4,534,550
Oceaneering International, Inc. (b)	36,249	2,747,674
T-3 Energy Services, Inc.	81,857	3,490,383

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Tesco Corp. (b)	57,459	$1,560,012
Tetra Technologies, Inc. (a) (b)	54,666	1,155,639

		16,237,714

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc.	57,675	1,597,598
Spartan Stores, Inc. (a)	94,611	2,131,586
Winn-Dixie Stores, Inc. (a) (b)	95,395	1,785,794

		5,514,978

Food Products—0.7%
J&J Snack Foods Corp.	49,179	1,712,413
Ralcorp Holdings, Inc. (b)	42,446	2,369,336

		4,081,749

Gas Utilities—0.7%
UGI Corp.	142,925	3,713,192

Health Care Equipment & Supplies—4.5%
Arrow International, Inc.	42,886	1,950,884
Conceptus, Inc. (a) (b)	84,933	1,612,028
Hologic, Inc. (a) (b)	43,825	2,673,325
Inverness Medical Innovations, Inc. (a) (b)	66,377	3,671,976
Kyphon, Inc. (a) (b)	34,274	2,399,180
Masimo Corp.	83,139	2,133,347
Meridian Bioscience, Inc. (a)	81,786	2,479,751
NuVasive, Inc. (a) (b)	47,905	1,721,227
Orthofix International NV (b)	40,264	1,971,728
PolyMedica Corp.	43,290	2,273,591
West Pharmaceutical Services, Inc.	57,438	2,392,867

		25,279,904

Health Care Providers & Services—3.0%
Corvel Corp. (b)	61,229	1,415,614
Healthspring, Inc. (b)	53,732	1,047,774
inVentiv Health, Inc. (b)	130,209	5,705,758
NovaMed, Inc. (a) (b)	51,279	223,064
Psychiatric Solutions, Inc. (b)	74,621	2,931,113
RadNet, Inc.	198,156	1,735,847
Sun Healthcare Group, Inc. (b)	228,976	3,826,189

		16,885,359

Health Care Technology—0.9%
Allscripts Heathcare Solutions, Inc. (a) (b)	70,501	1,905,642
Phase Forward, Inc. (b)	145,183	2,905,112

		4,810,754

Hotels, Restaurants & Leisure—1.7%
Ambassadors Intenational, Inc. (a)	48,681	1,194,145
Bob Evans Farms, Inc.	63,008	1,901,581
CEC Entertainment, Inc. (b)	42,717	1,147,806
Cosi, Inc. (a) (b)	209,663	725,434
Life Time Fitness, Inc. (a) (b)	53,755	3,297,332

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Morton’s Restaurant Group, Inc. (b)	39,779	$632,486
Triarc Cos., Inc.	60,140	752,351

		9,651,135

Household Durables—0.3%
Jarden Corp. (b)	62,694	1,939,752

Industrial Conglomerates—0.1%
Walter Industries, Inc. (a)	23,580	634,302

Insurance—4.8%
American Equity Investment Life (a)	171,625	1,827,806
Arch Capital Group, Ltd. (b)	36,550	2,719,686
Delphi Financial Group, Inc.	66,043	2,669,458
Employers Holdings, Inc.	75,695	1,560,074
First Mercury Financial Corp. (b)	72,300	1,555,173
Midland Co. (a)	36,167	1,987,738
National Financial Partners Corp. (a)	120,640	6,391,507
ProAssurance Corp. (b)	40,625	2,188,469
RLI Corp. (a)	36,518	2,071,301
The Navigators Group, Inc. (b)	41,700	2,262,225
United Fire & Casualty Co.	30,494	1,192,010

		26,425,447

Internet Software & Services—1.7%
DealerTrack Holdings, Inc. (b)	61,603	2,579,933
Online Resources Corp. (a) (b)	140,100	1,770,864
VistaPrint, Ltd. (a) (b)	75,145	2,808,169
Vocus, Inc. (b)	85,225	2,491,979

		9,650,945

IT Services—2.1%
Broadridge Financial Solutions, Inc.	141,466	2,680,781
Perot Systems Corp. (Class A) (b)	147,400	2,492,534
Syntel, Inc. (a)	35,321	1,468,647
Wright Express Corp. (b)	130,750	4,771,067

		11,413,029

Leisure Equipment & Products—0.8%
Smith & Wesson Holding Corp. (a) (b)	148,175	2,828,661
Steinway Musical Instruments, Inc. (b)	48,226	1,428,454

		4,257,115

Life Sciences Tools & Services—0.6%
Exelixis, Inc. (a) (b)	138,292	1,464,512
PerkinElmer, Inc.	62,972	1,839,412

		3,303,924

Machinery—4.3%
Actuant Corp. (a)	39,473	2,564,561
Barnes Group, Inc. (a)	44,386	1,416,801
CLARCOR, Inc. (a)	28,021	958,598
Commercial Vehicle Group, Inc. (a) (b)	67,200	862,176
ESCO Technologies, Inc. (a) (b)	24,449	812,685

Security Description	Shares	Value

Machinery—(Continued)
Harsco Corp.	53,400	$3,165,018
Kadant, Inc. (b)	85,670	2,398,760
Mueller Water Products, Inc. (a)	122,467	1,517,366
Nordson Corp.	28,897	1,450,918
RBC Bearings, Inc. (b)	121,560	4,661,826
The Middleby Corp. (a)	36,020	2,324,731
Wabtec Corp.	52,743	1,975,753

		24,109,193

Media—2.8%
Alloy, Inc. (b)	60,172	565,015
Entravision Communications Corp. (Class A) (b)	196,566	1,812,338
Interactive Data Corp.	75,045	2,116,269
John Wiley & Sons, Inc.	86,731	3,896,824
Journal Communications, Inc. (a)	92,416	876,104
Knology, Inc. (a) (b)	147,569	2,468,829
Live Nation, Inc. (b)	110,795	2,354,394
National CineMedia, Inc.	38,495	862,288
Primedia, Inc. (a) (b)	62,831	882,147

		15,834,208

Metals & Mining—0.7%
Haynes International, Inc. (b)	10,767	919,179
Reliance Steel & Aluminum Co.	49,100	2,776,114

		3,695,293

Multi-Utilities—0.2%
NorthWestern Corp. (a)	50,447	1,370,645

Multiline Retail—0.7%
Dollar Tree Stores, Inc. (b)	101,946	4,132,891

Oil, Gas & Consumable Fuels—3.8%
Arena Resources, Inc. (a) (b)	29,402	1,925,831
ATP Oil & Gas Corp. (b)	29,155	1,371,160
Carrizo Oil & Gas, Inc. (a) (b)	41,575	1,865,055
Denbury Resources, Inc. (b)	48,725	2,177,520
Helix Energy Solutions Group, Inc. (a) (b)	133,472	5,667,221
Mariner Energy, Inc. (b)	84,803	1,756,270
Penn Virginia Corp.	58,926	2,591,565
PetroHawk Energy Corp. (a) (b)	126,251	2,073,041
TXCO Resources, Inc. (a) (b)	169,684	1,520,369

		20,948,032

Personal Products—0.6%
Alberto-Culver Co.	135,810	3,366,730

Pharmaceuticals—0.7%
Perrigo Co. (a)	66,940	1,429,169
Sciele Pharma, Inc. (b)	91,941	2,392,305

		3,821,474

Real Estate Investment Trusts—1.9%
Corporate Office Properties Trust (a)	54,971	2,288,443
Health Care REIT, Inc. (a)	37,570	1,662,097

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Kite Realty Group Trust	126,775	$2,383,370
LaSalle Hotel Properties	61,175	2,574,244
Potlatch Corp. (a)	38,108	1,716,003

		10,624,157

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	14,965	1,537,803

Road & Rail—0.4%
Celadon Group, Inc. (a) (b)	68,495	806,186
Genesee & Wyoming, Inc. (a) (b)	46,975	1,354,759

		2,160,945

Semiconductors & Semiconductor Equipment—4.4%
ATMI, Inc. (b)	63,243	1,881,479
Cavium Networks, Inc. (a) (b)	62,460	2,029,950
Cohu, Inc. (a)	67,979	1,274,606
Cypress Semiconductor Corp. (b)	106,497	3,110,777
Diodes, Inc. (a) (b)	54,984	1,764,986
Fairchild Semiconductor International, Inc. (b)	85,089	1,589,463
Monolithic Power Systems (b)	96,016	2,438,806
NetLogic Microsystems, Inc. (a) (b)	84,942	3,067,256
Pericom Semiconductor Corp. (b)	41,841	490,377
Tessera Technologies, Inc. (b)	76,905	2,883,938
Verigy, Ltd. (b)	86,000	2,125,060
Volterra Semiconductor Corp. (a) (b)	137,991	1,694,529

		24,351,227

Software—4.9%
Blackboard, Inc. (a) (b)	63,972	2,932,477
BladeLogic, Inc. (b)	75,655	1,939,794
Epicor Software Corp. (a) (b)	141,187	1,944,145
Informatica Corp. (b)	174,489	2,739,477
Intervoice, Inc. (a) (b)	146,581	1,376,396
Parametric Technology Corp. (b)	61,901	1,078,315
Progress Software Corp. (b)	70,314	2,130,514
Quest Software, Inc. (b)	94,964	1,629,582
Radiant Systems, Inc. (b)	100,330	1,588,224
Sybase, Inc. (b)	71,255	1,648,128
Taleo Corp. (a) (b)	105,265	2,674,784
The Ultimate Software Group, Inc. (a) (b)	96,250	3,359,125
Tyler Technologies, Inc. (a)	165,534	2,209,879

		27,250,840

Specialty Retail—1.7%
Borders Group, Inc.	97,193	1,295,583
Dick’s Sporting Goods, Inc. (a) (b)	34,269	2,301,163
Jo-Ann Stores, Inc. (b)	84,442	1,781,726
Sally Beauty Holdings, Inc. (a) (b)	215,231	1,818,702
Sonic Automotive, Inc. (a)	92,908	2,224,218

		9,421,392

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.4%
Fossil, Inc. (b)	94,214	$3,519,835
Hanesbrands, Inc. (b)	111,369	3,125,014
Movado Group, Inc.	72,406	2,311,200
Quiksilver, Inc. (a) (b)	122,388	1,750,148
Volcom, Inc. (a) (b)	58,417	2,483,891

		13,190,088

Trading Companies & Distributors—0.8%
Aircastle, Ltd. (a)	74,490	2,489,456
Genesis Lease, Ltd. (ADR)	82,475	2,051,978

		4,541,434

Water Utilities—0.4%
American State Water Co. (a)	31,662	1,234,818
Middlesex Water Co.	55,171	1,042,732

		2,277,550

Wireless Telecommunication Services—0.6%
SBA Communications Corp. (a) (b)	90,341	3,187,230

Total Common Stock (Identified Cost $424,096,239)		534,445,448

Short Term Investments—4.7%
Security Description	Face Amount	Value

Commercial Paper—4.7%
State Street Boston Corp. 3.250%, 10/01/07	$26,159,000	26,159,000

Total Short Term Investments (Identified Cost $26,159,000)		26,159,000

Total Investments—100.9% (Identified Cost $450,255,239) (c)		560,604,448
Liabilities in excess of other assets		(4,789,187)

Total Net Assets—100%		$555,815,261

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $132,088,836 and the collateral received consisted of cash in the amount of $134,136,683 and securities with a market value of $3,051,906.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $450,255,239 and the composition of unrealized appreciation and depreciation of investment securities was $119,770,184 and $(9,420,975), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	448,786	$5,066,791
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	572,478	8,152,084
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	795,645	14,504,615
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	735,362	9,772,965
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	1,020,590	11,746,988
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	441,557	6,751,411
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	226,101	3,495,528
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	1,075,852	15,115,714
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	536,804	19,995,966
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	926,256	15,181,330
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	299,491	6,657,679
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	632,856	8,587,852
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	175,839	6,734,621
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	692,496	14,902,512
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	337,312	5,012,463
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	906,900	15,272,202

Total Mutual Funds (Identified Cost $159,802,075)		166,950,721

Total Investments—100.0% (Identified Cost $159,802,075) (a)		166,950,721
Liabilities in excess of other assets		(50,152)

Total Net Assets—100%		$166,900,569

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $159,802,075 and the composition of unrealized appreciation and depreciation of investment securities was $7,573,960 and $(425,314), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	355,955	$2,965,105
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	132,371	1,494,468
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	101,384	1,443,706
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	156,354	2,850,332
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	108,453	1,441,340
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	128,903	1,483,668
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	354,174	4,455,508
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	97,606	1,492,401
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	841,119	8,756,052
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	3,344,399	39,798,352
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	227,655	24,743,797
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	211,749	2,975,075
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	118,779	4,424,499
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	90,858	1,489,157
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	66,125	1,469,964
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	111,908	1,518,586
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	38,909	1,490,226
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	136,123	2,929,362
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	99,615	1,480,279
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	178,202	3,000,927
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	2,078,080	26,038,338
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	703,737	8,641,892

Total Mutual Funds (Identified Cost $143,352,204)		146,383,034

Total Investments—100.0% (Identified Cost $143,352,204) (a)		146,383,034
Liabilities in excess of other assets		(57,648)

Total Net Assets—100%		$146,325,386

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $143,352,204 and the composition of unrealized appreciation and depreciation of investment securities was $3,072,274 and $(41,444), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	1,369,701	$11,409,613
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	508,190	5,737,464
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	778,974	11,092,595
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	1,203,553	21,940,774
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	833,736	11,080,352
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	1,486,397	17,108,428
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	908,126	11,424,228
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	750,320	11,472,391
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	383,919	5,935,381
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	1,617,107	16,834,082
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	10,478,993	124,700,013
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	566,676	61,592,044
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	1,624,832	22,828,890
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	760,374	28,323,942
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	1,049,289	17,197,844
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	508,817	11,311,004
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	859,626	11,665,123
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	298,750	11,442,107
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	1,046,151	22,513,177
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	382,267	5,680,489
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,026,882	17,292,693
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	6,664,122	83,501,449
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	1,805,225	22,168,163

Total Mutual Funds (Identified Cost $549,380,338)		564,252,246

Total Investments—100.0% (Identified Cost $549,380,338) (a)		564,252,246
Liabilities in excess of other assets		(175,047)

Total Net Assets—100%		$564,077,199

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $549,380,338 and the composition of unrealized appreciation and depreciation of investment securities was $15,359,053 and $(487,145), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Alliant Techsystems, Inc. (a) (b)	14,642	$1,600,370
DRS Technologies, Inc.	17,922	987,861

		2,588,231

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc.	92,840	4,391,332

Airlines—0.3%
AirTran Holdings, Inc. (a) (b)	39,935	392,960
Alaska Air Group, Inc. (a) (b)	17,643	407,377
JetBlue Airways Corp. (a) (b)	78,472	723,512

		1,523,849

Auto Components—1.0%
ArvinMeritor, Inc. (a)	31,501	529,847
BorgWarner, Inc.	25,252	2,311,316
Gentex Corp. (a)	62,655	1,343,323
Lear Corp. (a) (b)	33,599	1,078,528
Modine Manufacturing Co. (a)	14,339	381,704

		5,644,718

Automobiles—0.1%
Thor Industries, Inc. (a)	15,071	678,044

Beverages—0.4%
Hansen Natural Corp. (a) (b)	25,781	1,461,267
PepsiAmericas, Inc.	25,816	837,471

		2,298,738

Biotechnology—1.2%
Cephalon, Inc. (a) (b)	29,144	2,129,261
Millennium Pharmaceuticals, Inc. (b)	139,674	1,417,691
PDL BioPharma, Inc. (a) (b)	50,923	1,100,446
Vertex Pharmaceuticals, Inc. (a) (b)	57,433	2,206,001

		6,853,399

Capital Markets—1.7%
Eaton Vance Corp.	53,872	2,152,725
Jefferies Group, Inc.	48,817	1,358,577
Nuveen Investments, Inc. (Class A)	34,831	2,157,432
Raymond James Financial, Inc.	41,118	1,350,726
SEI Investments Co.	55,481	1,513,522
Waddell & Reed Financial, Inc. (Class A)	36,525	987,271

		9,520,253

Chemicals—3.7%
Airgas, Inc.	34,533	1,782,939
Albemarle Corp.	34,560	1,527,552
Cabot Corp.	29,508	1,048,419
Chemtura Corp.	105,306	936,171
Cytec Industries, Inc.	18,300	1,251,537
Ferro Corp.	18,932	378,262
FMC Corp.	33,165	1,725,243
Lyondell Chemical Co.	110,472	5,120,377

Security Description	Shares	Value

Chemicals—(Continued)
Minerals Technologies, Inc.	8,402	$562,934
Olin Corp.	32,211	720,882
RPM International, Inc.	52,818	1,264,991
Sensient Technologies Corp.	20,536	592,874
The Lubrizol Corp.	30,104	1,958,566
The Scotts Miracle-Gro Co. (a)	19,128	817,722
Valspar Corp.	43,831	1,192,642

		20,881,111

Commercial Banks—2.2%
Associated Banc-Corp	55,400	1,641,502
Bank Hawaii Corp.	21,550	1,138,918
Cathay General Bancorp (a)	21,778	701,469
City National Corp.	17,842	1,240,198
Cullen/Frost Bankers, Inc.	25,749	1,290,540
First Community Bancorp, Inc. (a)	11,541	631,408
FirstMerit Corp. (a)	35,078	693,141
SVB Financial Group (a) (b)	14,989	709,879
TCF Financial Corp.	47,589	1,245,880
The Colonial BancGroup, Inc.	66,839	1,445,059
WestAmerica Bancorp (a)	12,960	645,538
Wilmington Trust Corp.	29,639	1,152,957

		12,536,489

Commercial Services & Supplies—3.3%
ChoicePoint, Inc. (b)	32,758	1,242,183
Copart, Inc. (b)	31,434	1,081,015
Deluxe Corp.	22,753	838,220
Herman Miller, Inc.	26,808	727,569
HNI Corp. (a)	20,889	752,004
Kelly Services, Inc. (Class A)	10,244	202,934
Korn/Ferry International (b)	21,082	348,064
Manpower, Inc.	36,893	2,374,065
Mine Safety Appliances Co. (a)	12,788	602,443
Navigant Consulting, Inc. (a) (b)	19,440	246,110
Republic Sevices, Inc.	71,566	2,340,924
Rollins, Inc. (a)	12,438	331,970
Stericycle, Inc. (b)	38,192	2,183,055
The Brinks Co. (a)	21,138	1,181,191
The Corporate Executive Board Co. (a)	15,765	1,170,394
The Dun & Bradstreet Corp.	25,649	2,529,248

		18,151,389

Communications Equipment—2.3%
3Com Corp. (b)	174,133	860,217
ADC Telecommunications, Inc. (b)	51,216	1,004,346
Adtran, Inc.	26,567	611,838
Andrew Corp. (b)	67,999	941,786
Avocent Corp. (a) (b)	22,022	641,281
CommScope, Inc. (a) (b)	26,878	1,350,351
Dycom Industries, Inc. (a) (b)	17,873	547,450
F5 Networks, Inc. (a) (b)	36,714	1,365,394
Harris Corp.	59,894	3,461,274
Plantronics, Inc. (a)	20,950	598,122
Polycom, Inc. (b)	39,865	1,070,774

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Powerwave Technologies, Inc. (a) (b)	56,984	$351,021
UTStarcom, Inc. (a) (b)	46,350	169,641

		12,973,495

Computers & Peripherals—1.2%
Diebold, Inc. (a)	28,678	1,302,555
Imation Corp. (a)	14,902	365,546
NCR Corp. (b)	78,543	1,865,397
Palm, Inc. (a) (b)	45,356	737,942
Western Digital Corp. (b)	95,457	2,416,971

		6,688,411

Construction & Engineering—1.7%
Granite Construction, Inc.	15,359	814,334
Jacobs Engineering Group, Inc. (b)	52,267	3,950,340
KBR, Inc. (b)	73,658	2,855,721
Quanta Services, Inc. (a) (b)	73,999	1,957,273

		9,577,668

Construction Materials—0.7%
Florida Rock Industries, Inc. (a)	21,559	1,347,222
Martin Marietta Materials, Inc. (a)	18,218	2,433,014

		3,780,236

Consumer Finance—0.2%
AmeriCredit Corp. (a) (b)	49,907	877,365

Containers & Packaging—0.4%
Packaging Corp. of America	40,406	1,174,603
Sonoco Products Co.	43,940	1,326,109

		2,500,712

Diversified Consumer Services—1.4%
Career Education Corp. (b)	39,754	1,112,714
Corinthian Colleges, Inc. (a) (b)	36,873	586,649
DeVry, Inc.	26,031	963,407
ITT Educational Services, Inc. (b)	13,021	1,584,526
Matthews International Corp.	13,644	597,607
Regis Corp.	19,247	614,172
Sotheby’s Holdings, Inc. (Class A) (a)	28,859	1,379,172
Strayer Education, Inc.	6,319	1,065,573

		7,903,820

Diversified Telecommunication Services—0.3%
Cincinnati Bell, Inc. (b)	108,143	534,226
NeuStar, Inc. (Class A) (a) (b)	33,310	1,142,200

		1,676,426

Electric Utilities—1.9%
DPL, Inc. (a)	49,495	1,299,739
Great Plains Energy, Inc. (a)	37,528	1,081,181
Hawaiian Electric Industries, Inc. (a)	35,969	780,887
IDACORP, Inc. (a) (b)	19,310	632,209
Northeast Utilities	67,517	1,928,961
Pepco Holdings, Inc.	84,350	2,284,198

Security Description	Shares	Value

Electric Utilities—(Continued)
Sierra Pacific Resources (b)	96,601	$1,519,534
Westar Energy, Inc.	39,873	979,281

		10,505,990

Electrical Equipment—1.3%
Ametek, Inc. (b)	46,657	2,016,516
Hubbell, Inc. (Class B)	25,848	1,476,438
Roper Industries, Inc.	38,608	2,528,824
Thomas & Betts Corp. (b)	22,105	1,296,237

		7,318,015

Electronic Equipment & Instruments—2.6%
Amphenol Corp. (Class A)	77,586	3,084,819
Arrow Electronics, Inc. (b)	53,939	2,293,486
Avnet, Inc.	65,327	2,603,934
CDW Corp. (b)	26,430	2,304,696
Ingram Micro, Inc.	63,699	1,249,137
Kemet Corp. (a) (b)	36,505	268,312
National Instruments Corp.	24,969	857,186
Technologies Data Corp. (b)	24,073	965,809
Vishay Intertechnology, Inc. (b)	81,223	1,058,336

		14,685,715

Energy Equipment & Services—3.9%
Cameron International Corp.	47,374	4,372,146
Exterran Holdings, Inc. (a) (b)	28,674	2,303,669
FMC Technologies, Inc. (b)	56,477	3,256,464
Grant Prideco, Inc. (b)	55,910	3,048,213
Helmerich & Payne, Inc.	45,009	1,477,645
Patterson-UTI Energy, Inc. (a)	68,265	1,540,741
Pride International, Inc. (b)	72,692	2,656,893
Superior Energy Services, Inc. (b)	35,506	1,258,333
Tidewater, Inc. (a)	24,308	1,527,515

		21,441,619

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (b)	28,371	940,782
Ruddick Corp.	16,109	540,296

		1,481,078

Food Products—0.9%
Hormel Foods Corp.	31,540	1,128,501
Lancaster Colony Corp. (a)	9,528	363,684
Smithfield Foods, Inc. (b)	50,907	1,603,570
The J. M. Smucker Co.	25,069	1,339,186
Tootsie Roll Industries, Inc. (a)	11,750	311,728

		4,746,669

Gas Utilities—1.6%
AGL Resources, Inc.	33,865	1,341,731
Equitable Resources, Inc.	53,024	2,750,355
National Fuel Gas Co. (a)	36,418	1,704,726
ONEOK, Inc. (a)	45,282	2,146,367
WGL Holdings, Inc. (a)	21,493	728,398

		8,671,577

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—3.5%
Advanced Medical Optics, Inc. (a) (b)	26,352	$806,108
Beckman Coulter, Inc.	26,981	1,990,119
Cytyc Corp. (b)	50,857	2,423,336
Dentsply International, Inc.	66,253	2,758,775
Edwards Lifesciences Corp. (a) (b)	24,966	1,231,073
Gen-Probe, Inc. (b)	23,073	1,536,200
Hillenbrand Industries, Inc.	26,997	1,485,375
Intuitive Surgical, Inc. (b)	16,454	3,784,420
Kyphon, Inc. (a) (b)	20,008	1,400,560
ResMed, Inc. (a)	33,774	1,447,891
STERIS Corp.	28,324	774,095

		19,637,952

Health Care Providers & Services—3.5%
Apria Healthcare Group, Inc. (a) (b)	19,054	495,594
Community Health Systems, Inc. (b)	41,793	1,313,972
Covance, Inc. (b)	27,768	2,163,127
Health Management Associates, Inc. (Class A) (a)	105,681	733,426
Health Net, Inc. (b)	48,493	2,621,047
Henry Schein, Inc. (b)	38,820	2,361,809
Kindred Healthcare, Inc. (a) (b)	13,911	249,146
LifePoint Hospitals, Inc. (a) (b)	25,304	759,373
Lincare Holdings, Inc. (b)	37,006	1,356,270
Omnicare, Inc. (a)	53,015	1,756,387
Psychiatric Solutions, Inc. (a) (b)	23,679	930,111
Universal Health Services, Inc. (Class B)	23,496	1,278,652
VCA Antech, Inc. (b)	36,609	1,528,426
Wellcare Group, Inc. (b)	18,179	1,916,612

		19,463,952

Health Care Technology—0.3%
Cerner Corp. (a) (b)	28,603	1,710,745

Hotels, Restaurants & Leisure—1.4%
Applebee’s International, Inc.	32,646	812,232
Bob Evans Farms, Inc.	15,412	465,134
Boyd Gaming Corp.	24,467	1,048,411
Brinker International, Inc.	45,833	1,257,658
CBRL Group, Inc.	10,661	434,969
International Speedway Corp. (Class A)	13,610	624,155
Life Time Fitness, Inc. (a) (b)	13,801	846,553
Ruby Tuesday, Inc.	22,525	413,109
Scientific Games Corp. (a) (b)	28,287	1,063,591
The Cheesecake Factory, Inc. (a) (b)	31,449	738,108

		7,703,920

Household Durables—1.3%
Amereican Greetings Corp. (Class A) (a)	24,254	640,306
Blyth, Inc.	11,185	228,733
Furniture Brands International, Inc. (a)	21,068	213,629
Hovnanian Enterprises, Inc. (Class A) (a) (b)	15,997	177,407
M.D.C. Holdings, Inc. (a)	15,186	621,715
Mohawk Industries, Inc. (a) (b)	24,027	1,953,395
NVR, Inc. (a)	2,372	1,115,433
The Ryland Group, Inc. (a)	18,238	390,840

Security Description	Shares	Value

Household Durables—(Continued)
Toll Brothers, Inc. (a) (b)	55,341	$1,106,267
Tupperware Corp. (a)	26,922	847,774

		7,295,499

Household Products—0.7%
Church & Dwight Co., Inc.	28,726	1,351,271
Energizer Holdings, Inc. (b)	24,828	2,752,184

		4,103,455

Industrial Conglomerates—0.6%
Carisle Cos., Inc.	27,188	1,321,337
Sequa Corp. (Class A) (a) (b)	3,191	529,004
Teleflex, Inc.	17,166	1,337,575

		3,187,916

Insurance—3.9%
American Financial Group, Inc.	32,764	934,429
Arthur J. Gallagher & Co. (a)	41,539	1,203,385
Brown & Brown, Inc. (a)	49,547	1,303,086
Commerce Group, Inc. (a)	19,807	583,712
Everest Re Group, Ltd.	27,553	3,037,443
Fidelity National Financial, Inc.	96,289	1,683,132
First American Corp. (a)	41,739	1,528,482
Hanover Insurance Group, Inc.	22,617	999,445
HCC Insurance Holdings, Inc.	49,079	1,405,623
Horace Mann Educators Corp.	18,805	370,647
Mercury General Corp.	15,503	836,077
Old Republic International Corp.	100,935	1,891,522
Protective Life Corp.	30,573	1,297,518
StanCorp Financial Group, Inc.	23,038	1,140,611
Unitrin, Inc.	22,857	1,133,479
W.R. Berkley Corp.	71,831	2,128,352

		21,476,943

Internet & Catalog Retail—0.1%
Netflix, Inc. (a) (b)	21,521	445,915

Internet Software & Services—0.3%
Digital River, Inc. (a) (b)	17,493	782,812
ValueClick, Inc. (b)	43,733	982,243

		1,765,055

IT Services—2.7%
Acxiom Corp.	30,142	596,510
Alliance Data Systems Corp. (b)	34,315	2,657,354
Broadridge Financial Solutions, Inc. (b)	60,679	1,149,867
Ceridian Corp. (b)	62,841	2,183,096
CheckFree Corp. (a) (b)	38,475	1,790,627
CSG Systems International, Inc. (b)	18,544	394,060
DST Systems, Inc. (a) (b)	23,231	1,993,452
Gartner, Inc. (Class A) (b)	30,355	742,483
Global Payments, Inc.	35,281	1,560,126
MoneyGram International, Inc.	36,121	815,973
MPS Group, Inc. (b)	44,357	494,581
SRA International, Inc. (a) (b)	18,456	518,244

		14,896,373

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.1%
Callaway Golf Co. (a)	30,877	$494,341

Life Sciences Tools & Services—1.6%
Affymetrix, Inc. (b)	29,857	757,472
Charles River Laboratories International, Inc. (b)	29,599	1,661,984
Invitrogen Corp. (b)	20,185	1,649,720
Pharmaceutical Product Development, Inc. (a)	45,542	1,614,009
Techne Corp. (b)	17,224	1,086,490
Varian, Inc. (b)	13,300	846,013
Ventana Medical Systems, Inc. (b)	12,751	1,095,438

		8,711,126

Machinery—4.6%
AGCO Corp. (b)	39,867	2,024,048
Crane Co.	22,093	1,059,801
Donaldson Co., Inc. (a)	31,112	1,299,237
Federal Signal Corp. (a)	20,902	321,055
Flowserve Corp.	24,855	1,893,454
Graco, Inc. (a)	28,608	1,118,859
Harsco Corp.	36,693	2,174,794
IDEX Corp.	35,475	1,290,935
Joy Global, Inc.	47,095	2,395,252
Kennametal, Inc.	16,983	1,426,232
Lincoln Electric Holdings, Inc.	18,691	1,450,609
Nordson Corp.	14,715	738,840
Oshkosh Truck Corp.	32,280	2,000,392
Pentair, Inc. (a)	43,491	1,443,031
SPX Corp.	23,743	2,197,652
Timkin Co.	41,362	1,536,598
Trinity Industries, Inc. (a)	35,350	1,327,039

		25,697,828

Marine—0.2%
Alexander & Baldwin, Inc. (a)	18,738	939,336

Media—1.2%
Belo Corp. (Class A)	38,309	665,044
Catalina Marketing Corp.	16,009	518,532
Entercom Communications Corp. (a)	11,522	222,720
Getty Images, Inc. (b)	20,629	574,311
Harte-Hanks, Inc.	21,569	424,478
John Wiley & Sons, Inc.	19,476	875,057
Lee Enterprises, Inc. (a)	17,313	269,563
Media General, Inc. (a)	9,860	271,249
Scholastic Corp. (b)	11,334	395,103
The Washington Post Co. (Class B)	2,526	2,027,873
Valassis Communications, Inc. (a) (b)	20,868	186,143

		6,430,073

Metals & Mining—1.6%
Carpenter Technology Corp. (a)	11,258	1,463,653
Cleveland-Cliffs, Inc. (a)	17,882	1,573,079
Commercial Metals Co.	52,172	1,651,244
Reliance Steel & Aluminum Co.	28,927	1,635,533
Steel Dynamics, Inc.	41,195	1,923,806
Worthington Industries, Inc. (a)	30,060	708,214

		8,955,529

Security Description	Shares	Value

Multi-Utilities—3.1%
Alliant Energy Corp.	48,789	$1,869,594
Aquila, Inc. (a) (b)	163,371	655,118
Black Hills Corp. (a)	16,454	674,943
Energy East Corp.	68,990	1,866,180
MDU Resources Group, Inc.	79,378	2,209,884
NSTAR	46,555	1,620,580
OGE Energy Corp.	39,994	1,323,801
PNM Resources, Inc. (a)	33,443	778,553
Puget Energy, Inc.	51,008	1,248,166
SCANA Corp.	50,852	1,970,006
Vectren Corp. (a)	33,352	910,176
Wisconsin Energy Corp.	50,975	2,295,404

		17,422,405

Multiline Retail—0.5%
99 Cents Only Stores (a) (b)	20,456	210,083
Dollar Tree Stores, Inc. (b)	41,486	1,681,843
Saks, Inc. (a) (b)	62,509	1,072,029

		2,963,955

Mutual Funds—3.2%
MidCap SPDR Trust, Series 1 (a)	110,000	17,699,000

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (b)	30,098	1,098,276

Oil, Gas & Consumable Fuels—5.2%
Arch Coal, Inc. (a)	62,374	2,104,499
Bill Barrett Corp. (a) (b)	14,598	575,307
Cimarex Energy Co. (a)	36,230	1,349,568
Denbury Resources, Inc. (b)	53,194	2,377,240
Encore Aquisition Co. (b)	23,183	733,742
Forest Oil Corp. (b)	38,346	1,650,412
Frontier Oil Corp.	46,699	1,944,546
Newfield Exploration Co. (b)	56,640	2,727,782
Noble Energy, Inc.	74,825	5,240,743
Overseas Shipholding Group, Inc.	12,389	951,847
Pioneer Natural Resources Co.	52,890	2,378,992
Plains Exploration & Production Co. (a) (b)	31,732	1,403,189
Pogo Producing Co. (a)	25,566	1,357,810
Quicksilver Resources, Inc. (b)	22,220	1,045,451
Southwestern Energy Co. (b)	74,199	3,105,228

		28,946,356

Paper & Forest Products—0.2%
Bowater, Inc. (a)	24,518	365,808
Louisiana-Pacific Corp. (a)	45,505	772,220

		1,138,028

Personal Products—0.3%
Alberto-Culver Co.	36,701	909,818
NBTY, Inc. (b)	24,666	1,001,439

		1,911,257

Pharmaceuticals—1.0%
Endo Pharmaceuticals Holdings, Inc. (b)	58,422	1,811,666
Medicis Pharmaceutical Corp. (a)	24,333	742,400

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Par Pharmaceutical Companies, Inc. (b)	15,463	$286,993
Perrigo Co.	33,894	723,637
Sepracor, Inc. (b)	46,774	1,286,285
Valeant Pharmaceuticals International, Inc. (a)	40,075	620,361

		5,471,342

Real Estate Investment Trusts—4.0%
AMB Property Corp.	43,549	2,604,666
Cousins Properties, Inc.	16,272	477,746
Duke Realty Corp	62,624	2,117,317
Equity One, Inc. (a)	16,089	437,621
Highwoods Properties, Inc. (a)	24,902	913,156
Hospitality Porperties Trust	40,915	1,663,195
Liberty Property Trust	39,778	1,599,473
Mack-Cali Realty Corp.	29,608	1,216,889
Nationwide Health Properties, Inc.	39,648	1,194,594
Potlatch Corp. (a)	17,014	766,140
Rayonier, Inc.	33,930	1,629,997
Regency Centers Corp.	30,297	2,325,295
The Macerich Co.	31,327	2,743,619
UDR, Inc. (a)	58,731	1,428,338
Weingarten Realty Investors (a)	33,537	1,390,444

		22,508,490

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	16,312	1,676,221

Road & Rail—0.7%
Avis Budget Group, Inc. (b)	45,230	1,035,315
Con-way, Inc.	19,960	918,160
J.B. Hunt Transport Services, Inc. (a)	40,668	1,069,568
Werner Enterprises, Inc. (a)	20,031	343,532
YRC Worldwide, Inc. (a)	25,136	686,715

		4,053,290

Semiconductors & Semiconductor Equipment—2.8%
Atmel Corp. (b)	213,074	1,099,462
Cree, Inc. (a) (b)	36,941	1,148,865
Cypress Semiconductor Corp. (b)	67,287	1,965,453
Fairchild Semiconductor International, Inc. (b)	54,154	1,011,597
Integrated Device Technology, Inc. (b)	85,546	1,324,252
International Rectifier Corp. (a) (b)	31,607	1,042,715
Intersil Corp.	58,034	1,940,077
Lam Research Corp. (b)	58,875	3,135,682
Lattice Semiconductor Corp. (a) (b)	50,018	224,581
Micrel, Inc.	24,339	262,861
RF Micro Devices, Inc. (a) (b)	84,654	569,721
Semtech Corp. (b)	27,702	567,337
Silicon Laboratories, Inc. (b)	24,063	1,004,871
TriQuint Semiconductor, Inc. (b)	60,611	297,600

		15,595,074

Software—2.8%
ACI Worldwide, Inc. (a) (b)	15,984	357,242
Activision, Inc. (b)	124,433	2,686,509

Security Description	Shares	Value

Software—(Continued)
Advent Software, Inc. (a) (b)	7,620	$357,911
Cadence Design Systems, Inc. (b)	120,968	2,684,280
Fair Isaac Corp. (a)	24,901	899,175
Jack Henry & Associates, Inc.	34,247	885,627
Macrovision Corp. (a) (b)	23,924	589,248
McAfee, Inc. (b)	69,533	2,424,616
Mentor Graphics Corp. (b)	39,042	589,534
Parametric Technology Corp. (a) (b)	50,059	872,028
Sybase, Inc. (b)	39,826	921,175
Synopsys, Inc. (b)	63,168	1,710,590
Wind River Systems, Inc. (b)	33,375	392,824

		15,370,759

Specialty Retail—4.6%
Advance Auto Parts, Inc.	46,228	1,551,412
Aeropostale, Inc. (b)	33,598	640,378
American Eagle Outfitters, Inc.	93,673	2,464,537
AnnTaylor Stores Corp. (b)	27,120	858,890
Barnes & Noble, Inc. (b)	22,098	779,175
Borders Group, Inc. (a)	25,644	341,834
Carmax, Inc. (a) (b)	94,867	1,928,646
Charming Shoppes, Inc. (a) (b)	53,418	448,711
Chico’s FAS, Inc. (b)	76,722	1,077,944
Coldwater Creek, Inc. (a) (b)	26,935	292,514
Collective Brands, Inc. (a) (b)	28,561	630,056
Dick’s Sporting Goods, Inc. (a) (b)	18,072	1,213,535
Foot Locker, Inc.	67,279	1,031,387
GameStop Corp. (Class A) (b)	69,322	3,906,295
O’Reilly Automotive, Inc. (b)	50,054	1,672,304
Pacific Sunwear of California, Inc. (a) (b)	30,512	451,578
PetSmart, Inc.	58,656	1,871,126
Rent-A-Center, Inc. (a) (b)	30,145	546,529
Ross Stores, Inc.	59,765	1,532,374
Urban Outfitters, Inc. (b)	49,147	1,071,405
Williams-Sonoma, Inc. (a)	39,269	1,280,955

		25,591,585

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (b)	41,795	1,172,768
Phillips-Van Heusen Corp.	24,613	1,291,690
The Warnaco Group, Inc. (b)	19,833	774,875
Timberland Co. (Class A) (a) (b)	21,905	415,319

		3,654,652

Thrifts & Mortgage Finance—1.6%
Astoria Financial Corp.	35,843	950,915
First Niagara Financial Group, Inc. (a)	45,927	649,867
IndyMac Bancorp, Inc. (a)	32,111	758,141
New York Community Bancorp, Inc. (a)	136,800	2,606,040
Radian Group, Inc. (a)	35,041	815,755
The PMI Group, Inc.	37,709	1,233,084
Washington Federal, Inc.	38,078	999,928
Webster Finanical Corp.	23,818	1,003,214

		9,016,944

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—0.1%
Universal Corp. (a)	11,927	$583,827

Trading Companies & Distributors—1.0%
Fastenal Co. (a)	55,130	2,503,453
GATX Corp.	22,421	958,498
MSC Industrial Direct Co., Inc. (Class A)	20,710	1,047,719
United Rentals, Inc. (b)	31,833	1,024,068

		5,533,738

Water Utilities—0.2%
Aqua America, Inc. (a)	57,785	1,310,564

Wireless Telecommunication Services—0.6%
Telephone & Data Systems, Inc.	46,437	3,099,670

Total Common Stock (Identified Cost $431,457,928)		537,457,740

Short Term Investments—3.5%
Security Description	Face Amount	Value

Discount Notes—3.5%
Federal Home Loan Bank
4.000%, 10/01/07	$2,075,000	$2,075,000
4.600%, 10/17/07	12,000,000	11,975,467
5.100%, 10/24/07	5,500,000	5,482,079

Total Short Term Investments (Identified Cost $19,532,546)		19,532,546

Total Investments—100.1% (Identified Cost $450,990,474) (c)		556,990,286
Liabilities in excess of other assets		(472,439)

Total Net Assets—100%		$556,517,847

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $134,772,719 and the collateral received consisted of cash in the amount of $127,651,199 and securities with a market value of $10,826,063.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $450,990,474 and the composition of unrealized appreciation and depreciation of investment securities was $129,150,216 and $(23,150,404), respectively.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Net Unrealized Appreciation
S&P 400 Index Futures	12/20/2007	42	$18,207,210	$18,759,300	$552,090

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	1,948,052	$16,227,271
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	2,893,686	32,669,718
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	3,325,408	47,353,813
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	5,140,719	93,715,311
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	4,747,563	63,095,113
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	5,641,542	64,934,149
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	2,583,189	32,496,512
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	2,135,510	32,651,945
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	1,092,444	16,889,188
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	1,533,497	15,963,701
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	28,451,271	338,570,128
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	5,781,812	81,234,465
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	3,029,986	112,866,962
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	4,981,683	81,649,783
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	1,449,186	32,215,400
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	3,670,607	49,810,134
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	1,700,626	65,133,989
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	4,469,092	96,174,857
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	2,175,475	32,327,556
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	4,872,154	82,047,080
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	15,166,793	190,039,920
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	2,567,831	31,532,965

Total Mutual Funds (Identified Cost $1,560,679,181)		1,609,599,960

Total Investments—100.0% (Identified Cost $1,560,679,181) (a)		1,609,599,960
Liabilities in excess of other assets		(533,573)

Total Net Assets—100%		$1,609,066,387

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,560,679,181 and the composition of unrealized appreciation and depreciation of investment securities was $51,736,357 and $(2,815,578), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	5,968,970	$67,389,667
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	4,572,871	65,117,688
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	6,188,786	112,821,577
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	6,122,612	81,369,520
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	8,728,570	100,465,843
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,331,615	16,751,719
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	3,303,367	50,508,487
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	2,251,669	34,810,808
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	18,158,336	216,084,204
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	7,155,576	100,535,839
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	4,464,425	166,299,827
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	7,197,485	117,966,778
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	2,242,967	49,861,161
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	5,047,489	68,494,422
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	1,753,829	67,171,653
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	5,379,343	115,763,456
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	2,242,852	33,328,777
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	7,035,377	118,475,747
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	6,516,987	81,657,852

Total Mutual Funds (Identified Cost $1,608,606,448)		1,664,875,025

Total Investments—100.0% (Identified Cost $1,608,606,448) (a)		1,664,875,025
Liabilities in excess of other assets		(549,387)

Total Net Assets—100%		$1,664,325,638

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,608,606,448 and the composition of unrealized appreciation and depreciation of investment securities was $61,649,352 and $(5,380,775), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Boeing Co.	357,418	$37,525,316
General Dynamics Corp.	185,026	15,629,146
Goodrich Corp.	57,119	3,897,229
Honeywell International, Inc.	341,312	20,297,825
L-3 Communications Holdings, Inc.	57,483	5,871,314
Lockheed Martin Corp.	158,351	17,179,500
Northrop Grumman Corp.	156,740	12,225,720
Precision Castparts Corp.	62,870	9,303,503
Raytheon Co.	199,450	12,728,899
Rockwell Collins, Inc.	76,011	5,551,843
United Technologies Corp.	452,311	36,401,989

		176,612,284

Air Freight & Logistics—0.8%
FedEx Corp.	140,817	14,750,581
United Parcel Service, Inc. (Class B)	478,765	35,955,251

		50,705,832

Air Freight & Logistics—0.1%
C. H. Robinson Worldwide, Inc.	78,716	4,273,492

Airlines—0.1%
Southwest Airlines Co.	340,819	5,044,121

Auto Components—0.2%
Johnson Controls, Inc.	90,300	10,665,333
The Goodyear Tire & Rubber Co. (a)	96,228	2,926,294

		13,591,627

Automobiles—0.4%
Ford Motor Co. (a) (b)	957,536	8,129,481
General Motors Corp. (a)	258,069	9,471,132
Harley-Davidson, Inc. (a)	114,562	5,293,910

		22,894,523

Beverages—2.2%
Anheuser-Busch Cos., Inc.	341,846	17,088,882
Brown-Forman Corp. (Class B) (a)	39,437	2,954,226
Coca-Cola Enterprises, Inc. (a)	130,001	3,148,624
Constellation Brands, Inc. (b)	88,484	2,142,198
Molson Coors Brewing Co.	31,084	3,098,142
Pepsi Bottling Group, Inc.	63,903	2,375,274
PepsiCo, Inc.	736,893	53,984,781
The Coca-Cola Co.	907,407	52,148,680

		136,940,807

Biotechnology—1.2%
Amgen, Inc. (b)	495,617	28,037,054
Biogen Idec, Inc. (b)	131,311	8,709,859
Celgene Corp. (b)	174,547	12,446,947
Genzyme Corp. (b)	120,262	7,451,433
Gilead Sciences, Inc. (b)	422,473	17,266,471

		73,911,764

Security Description	Shares	Value

Building Products—0.1%
American Standard Cos., Inc.	82,765	$2,948,090
Masco Corp.	167,437	3,879,515

		6,827,605

Capital Markets—3.4%
American Capital Strategies, Ltd. (a)	85,708	3,662,303
Ameriprise Financial, Inc.	107,304	6,771,955
E*TRADE Financial Corp. (a) (b)	193,941	2,532,869
Federated Investors, Inc. (Class B)	39,926	1,585,062
Franklin Resources, Inc.	74,029	9,438,698
Janus Capital Group, Inc. (a)	71,983	2,035,679
Legg Mason, Inc.	60,550	5,103,760
Lehman Brothers Holdings, Inc.	242,069	14,942,919
Merrill Lynch & Co., Inc.	393,081	28,018,814
Morgan Stanley	480,022	30,241,386
Northern Trust Corp.	87,326	5,787,094
State Street Corp. (a)	177,642	12,108,079
T. Rowe Price Group, Inc.	120,931	6,734,647
The Bank of New York Mellon Corp.	518,926	22,905,394
The Bear Stearns Co., Inc. (a)	52,960	6,504,018
The Charles Schwab Corp.	432,238	9,336,341
The Goldman Sachs Group, Inc.	185,003	40,097,550

		207,806,568

Chemicals—1.7%
Air Products & Chemicals, Inc.	98,542	9,633,466
Ashland, Inc.	25,496	1,535,114
E. I. du Pont de Nemours & Co.	419,814	20,805,982
Eastman Chemical Co. (a)	38,330	2,557,761
Ecolab, Inc.	79,428	3,749,002
Hercules, Inc.	52,902	1,112,000
International Flavors & Fragrances, Inc. (a)	40,722	2,152,565
Monsanto Co.	248,762	21,328,854
PPG Industries, Inc.	74,817	5,652,424
Praxair, Inc.	145,873	12,218,322
Rohm & Haas Co. (a)	62,643	3,487,336
Sigma-Aldrich Corp.	59,880	2,918,551
The Dow Chemical Co.	433,282	18,657,123

		105,808,500

Commercial Banks—3.5%
BB&T Corp.	251,720	10,166,971
Comerica, Inc. (a)	69,781	3,578,370
Commerce Bancorp, Inc. (a)	87,674	3,399,998
Fifth Third Bancorp	244,309	8,277,189
First Horizon National Corp. (a)	57,571	1,534,843
Huntington Bancshares, Inc.	166,882	2,833,656
KeyCorp.	177,571	5,740,870
M&T Bank Corp.	34,206	3,538,611
Marshall & Ilsley Corp. (a)	121,559	5,320,637
National City Corp. (a)	288,813	7,246,318
PNC Financial Services Group, Inc.	155,972	10,621,693
Regions Financial Corp.	321,030	9,463,964
SunTrust Banks, Inc.	159,189	12,045,832
Synovus Financial Corp.	149,321	4,188,454

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
U.S. Bancorp	787,355	$25,612,658
Wachovia Corp.	867,885	43,524,433
Wells Fargo & Co.	1,524,354	54,297,489
Zions Bancorp	49,062	3,369,088

		214,761,074

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (b)	131,511	1,676,765
Avery Dennison Corp.	48,561	2,768,948
Cintas Corp.	61,520	2,282,392
Equifax, Inc. (a)	65,079	2,480,812
Monster Worldwide, Inc. (b)	60,363	2,055,964
Pitney Bowes, Inc. (a)	100,276	4,554,536
R.R. Donnelley & Sons Co.	101,290	3,703,162
Robert Half International, Inc.	74,764	2,232,453
Waste Management, Inc.	236,743	8,934,681

		30,689,713

Communications Equipment—2.9%
Avaya, Inc. (b)	208,388	3,534,261
Ciena Corp. (a) (b)	39,205	1,492,927
Cisco Systems, Inc. (b)	2,777,794	91,972,759
Corning, Inc. (b)	717,379	17,683,392
JDS Uniphase Corp. (a)	96,527	1,444,044
Juniper Networks, Inc. (b)	234,459	8,583,544
Motorola, Inc.	1,055,591	19,560,101
QUALCOMM, Inc.	763,547	32,267,496
Tellabs, Inc. (b)	199,887	1,902,924

		178,441,448

Computers & Peripherals—4.3%
Apple, Inc. (b)	396,607	60,895,039
Dell, Inc. (b)	1,035,987	28,593,241
EMC Corp. (b)	956,485	19,894,888
Hewlett-Packard Co.	1,175,746	58,540,393
International Business Machines Corp.	620,425	73,086,065
Lexmark International, Inc. (Class A) (a) (b)	43,097	1,789,819
Network Appliance, Inc. (a) (b)	162,274	4,366,793
QLogic Corp. (b)	67,011	901,298
SanDisk Corp. (a) (b)	103,910	5,725,441
Sun Microsystems, Inc. (b)	1,613,312	9,050,680
Teradata Corp. (b)	82,318	2,146,854

		264,990,511

Construction & Engineering—0.1%
Fluor Corp.	40,276	5,798,939

Construction Materials—0.1%
Vulcan Materials Co. (a)	43,576	3,884,800

Consumer Finance—0.9%
American Express Co.	539,464	32,027,978
Capital One Financial Corp.	190,489	12,654,184
Discover Financial Services, LLC (b)	217,647	4,527,058
SLM Corp.	188,178	9,346,801

		58,556,021

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	46,706	$2,510,447
Bemis Co., Inc.	47,661	1,387,412
Pactiv Corp. (b)	59,616	1,708,595
Sealed Air Corp. (a)	73,658	1,882,698
Temple-Inland, Inc.	48,331	2,543,661

		10,032,813

Distributors—0.1%
Genuine Parts Co.	77,498	3,874,900

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	64,803	3,897,901
H&R Block, Inc.	148,051	3,135,720

		7,033,621

Diversified Financial Services—5.0%
Bank of America Corp.	2,023,690	101,730,896
CIT Group, Inc.	87,015	3,498,003
Citigroup, Inc.	2,268,684	105,879,482
CME Group, Inc.	24,227	14,229,728
IntercontinentalExchange, Inc. (b)	31,659	4,809,002
JPMorgan Chase & Co.	1,543,253	70,711,853
Leucadia National Corp. (a)	75,086	3,620,647
Moody’s Corp.	101,029	5,091,862

		309,571,473

Diversified Telecommunication Services—3.1%
AT&T, Inc.	2,781,484	117,684,588
CenturyTel, Inc.	51,041	2,359,115
Citizens Communications Co. (a)	155,173	2,222,077
Embarq Corp.	69,583	3,868,815
Qwest Communications International, Inc. (a) (b)	728,634	6,674,288
Verizon Communications, Inc.	1,323,726	58,614,587
Windstream Corp. (a)	217,720	3,074,206

		194,497,676

Electric Utilities—1.6%
Allegheny Energy, Inc. (b)	75,738	3,958,068
American Electric Power Co., Inc.	182,060	8,389,325
Edison International	148,589	8,239,260
Entergy Corp.	89,243	9,664,124
Exelon Corp.	307,462	23,170,336
FirstEnergy Corp.	139,022	8,805,654
FPL Group, Inc.	185,539	11,295,614
Pinnacle West Capital Corp.	45,746	1,807,424
PPL Corp.	174,716	8,089,351
Progress Energy, Inc. (a)	118,076	5,531,861
The Southern Co.	344,975	12,515,693

		101,466,710

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	83,775	4,280,065
Emerson Electric Co.	361,209	19,223,543
Rockwell Automation, Inc.	69,576	4,836,228

		28,339,836

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (b)	176,288	$6,501,501
Jabil Circuit, Inc.	94,657	2,161,966
Molex, Inc.	65,488	1,763,592
Solectron Corp. (b)	416,800	1,625,520
Tektronix, Inc.	34,627	960,553
Tyco Electronics, Ltd.	226,747	8,033,646

		21,046,778

Energy Equipment & Services—2.4%
Baker Hughes, Inc.	145,737	13,170,253
BJ Services Co.	132,995	3,531,017
ENSCO International, Inc. (a)	67,497	3,786,582
Halliburton Co.	405,967	15,589,133
Nabors Industries, Ltd. (b)	128,237	3,945,853
National Oilwell Varco, Inc. (b)	81,226	11,737,157
Noble Corp. (a)	122,447	6,006,025
Rowan Cos., Inc. (b)	50,400	1,843,632
Schlumberger, Ltd.	543,650	57,083,250
Smith International, Inc. (b)	91,450	6,529,530
Transocean, Inc.	131,929	14,914,573
Weatherford International, Ltd. (b)	153,688	10,324,760

		148,461,765

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	199,726	12,257,185
CVS Caremark Corp.	675,379	26,765,270
Safeway, Inc.	200,255	6,630,443
Supervalu, Inc.	95,817	3,737,821
Sysco Corp.	278,182	9,900,497
The Kroger Co.	322,661	9,202,292
Wal-Mart Stores, Inc.	1,094,655	47,781,691
Walgreen Co.	453,161	21,407,326
Whole Foods Market, Inc. (a)	63,386	3,103,378

		140,785,903

Food Products—1.4%
Archer-Daniels-Midland Co.	293,512	9,709,377
Campbell Soup Co.	102,484	3,791,908
ConAgra Foods, Inc.	223,380	5,836,919
Dean Foods Co. (b)	59,069	1,510,985
General Mills, Inc.	150,585	8,735,436
H.J. Heinz Co.	145,548	6,724,318
Hershey Co.	77,098	3,578,118
Kellogg Co.	121,001	6,776,056
Kraft Foods, Inc. (Class A)	719,071	24,815,140
McCormick & Co., Inc.	59,146	2,127,482
Sara Lee Corp.	330,426	5,514,810
Tyson Foods, Inc. (Class A)	125,451	2,239,300
Wm. Wrigley Jr., Co.	99,076	6,363,652

		87,723,501

Gas Utilities—0.1%
Nicor, Inc. (a)	20,574	882,625
Questar Corp.	78,731	4,135,739

		5,018,364

Security Description	Shares	Value

Health Care Equipment & Supplies—1.8%
Applera Corp.—Applied Biosystems Group	83,634	$2,897,082
Bausch & Lomb, Inc.	25,272	1,617,408
Baxter International, Inc.	294,034	16,548,233
Becton, Dickinson & Co.	111,000	9,107,550
Boston Scientific Corp. (b)	608,424	8,487,515
C.R. Bard, Inc.	47,138	4,157,100
Covidien, Ltd. (b)	226,740	9,409,710
Hospira, Inc. (b)	71,647	2,969,768
Medtronic, Inc. (a)	517,226	29,176,719
St. Jude Medical, Inc. (b)	155,471	6,851,607
Stryker Corp.	108,207	7,440,313
Varian Medical Systems, Inc. (b)	57,653	2,415,084
Zimmer Holdings, Inc. (b)	107,712	8,723,595

		109,801,684

Health Care Providers & Services—2.2%
Aetna, Inc.	233,228	12,657,284
AmerisourceBergen Corp.	82,170	3,724,766
Cardinal Health, Inc.	166,247	10,395,425
CIGNA Corp.	129,001	6,874,463
Coventry Health Care, Inc. (b)	71,280	4,434,329
Express Scripts, Inc. (b)	117,595	6,564,153
Humana, Inc. (b)	76,875	5,372,025
Laboratory Corp. of America Holdings (b)	53,496	4,184,992
Manor Care, Inc. (a)	33,383	2,149,865
McKesson Corp.	134,993	7,936,239
Medco Health Solutions, Inc. (b)	123,490	11,162,261
Patterson Cos., Inc. (b)	63,824	2,464,245
Quest Diagnostics, Inc. (a)	71,291	4,118,481
Tenet Healthcare Corp. (a) (b)	216,109	726,126
UnitedHealth Group, Inc.	604,221	29,262,423
WellPoint, Inc. (b)	275,382	21,733,147

		133,760,224

Health Care Technology—0.0%
IMS Health, Inc.	88,918	2,724,448

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	199,000	9,637,570
Darden Restaurants, Inc.	64,614	2,704,742
Harrah’s Entertainment, Inc.	85,392	7,423,127
Hilton Hotels Corp.	178,043	8,277,219
International Game Technology	153,053	6,596,585
Marriott International, Inc.	145,734	6,335,057
McDonald’s Corp.	543,517	29,605,371
Starbucks Corp. (b)	339,901	8,905,406
Starwood Hotels & Resorts Worldwide, Inc. (b)	95,695	5,813,471
Wendy’s International, Inc. (a)	39,830	1,390,465
Wyndham Worldwide Corp.	81,449	2,668,269
Yum! Brands, Inc.	237,134	8,022,243

		97,379,525

Household Durables—0.5%
Black & Decker Corp.	29,962	2,495,835
Centex Corp. (a)	54,713	1,453,724
D.R. Horton, Inc. (a)	124,622	1,596,408

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Fortune Brands, Inc.	69,856	$5,692,565
Harman International Industries, Inc.	29,753	2,574,230
KB Home (a)	35,108	879,806
Leggett & Platt, Inc.	79,673	1,526,535
Lennar Corp. (Class A)	63,589	1,440,291
Newell Rubbermaid, Inc.	126,008	3,631,550
Pulte Homes, Inc. (a)	96,867	1,318,360
Snap-On, Inc. (a)	26,418	1,308,748
The Stanley Works (a)	37,437	2,101,339
Whirlpool Corp.	35,573	3,169,554

		29,188,945

Household Products—2.2%
Colgate-Palmolive Co.	232,565	16,586,536
Kimberly-Clark Corp.	194,104	13,637,747
Procter & Gamble Co.	1,423,243	100,110,912
The Clorox Co.	63,105	3,848,774

		134,183,969

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group	82,316	7,061,890
Dynegy, Inc. (b)	226,012	2,088,351
The AES Corp. (b)	304,926	6,110,717
TXU Corp.	210,312	14,400,062

		29,661,020

Industrial Conglomerates—3.9%
3M Co.	326,452	30,549,378
General Electric Co.	4,672,850	193,455,990
Textron, Inc.	113,882	7,084,600
Tyco International, Ltd.	226,721	10,052,809

		241,142,777

Insurance—4.5%
ACE, Ltd.	150,047	9,088,347
Aflac, Inc.	222,777	12,707,200
AMBAC Financial Group, Inc. (a)	46,396	2,918,772
American International Group, Inc.	1,169,510	79,117,351
Aon Corp.	133,523	5,983,166
Assurant, Inc.	44,005	2,354,267
Cincinnati Financial Corp.	78,442	3,397,323
Genworth Financial, Inc. (Class A)	201,887	6,203,988
Lincoln National Corp.	123,449	8,143,931
Loews Corp.	202,754	9,803,156
Marsh & McLennan Cos., Inc. (a)	247,183	6,303,166
MBIA, Inc. (a)	57,711	3,523,257
MetLife, Inc. (c)	338,792	23,623,966
Principal Financial Group, Inc.	121,136	7,642,470
Prudential Financial, Inc.	209,331	20,426,519
SAFECO Corp.	47,476	2,906,481
The Allstate Corp.	266,792	15,257,834
The Chubb Corp.	179,372	9,621,514
The Hartford Financial Services Group, Inc.	144,881	13,408,737
The Progressive Corp.	330,231	6,409,784
The Travelers Cos., Inc.	299,409	15,072,249
Torchmark Corp.	43,642	2,719,769
UnumProvident Corp.	164,544	4,026,392

Security Description	Shares	Value

Insurance—(Continued)
XL Capital, Ltd. (Class A) (a)	82,886	$6,564,571

		277,224,210

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a) (b)	139,381	12,983,340
IAC/InterActiveCorp (b)	87,133	2,585,236

		15,568,576

Internet Software & Services—1.7%
Akamai Technologies, Inc. (a) (b)	75,524	2,169,805
eBay, Inc. (b)	520,315	20,302,691
Google, Inc. (b)	105,341	59,756,789
VeriSign, Inc. (b)	111,204	3,752,023
Yahoo!, Inc. (b)	614,391	16,490,254

		102,471,562

IT Services—0.8%
Affiliated Computer Services, Inc. (b)	45,405	2,281,147
Automatic Data Processing, Inc.	242,194	11,123,970
Cognizant Technology Solutions Corp. (Class A) (b)	65,947	5,260,592
Computer Sciences Corp. (a) (b)	79,351	4,435,721
Convergys Corp. (b)	61,833	1,073,421
Electronic Data Systems Corp.	232,102	5,069,108
Fidelity National Information Services, Inc.	77,478	3,437,699
Fiserv, Inc. (b)	76,105	3,870,700
Paychex, Inc.	155,133	6,360,453
The Western Union Co.	352,376	7,389,325
Unisys Corp. (a) (b)	159,597	1,056,532

		51,358,668

Leisure Equipment & Products—0.2%
Brunswick Corp. (a)	40,546	926,881
Eastman Kodak Co. (a)	130,888	3,502,563
Hasbro, Inc.	72,959	2,034,097
Mattel, Inc.	179,960	4,221,862

		10,685,403

Life Sciences Tools & Services—0.3%
Millipore Corp. (a) (b)	24,605	1,865,059
PerkinElmer, Inc.	55,320	1,615,897
Thermo Fisher Scientific, Inc. (b)	194,545	11,229,137
Waters Corp. (b)	45,518	3,046,065

		17,756,158

Machinery—1.8%
Caterpillar, Inc.	291,492	22,861,718
Cummins, Inc.	47,452	6,068,636
Danaher Corp.	112,437	9,299,664
Deere & Co.	101,190	15,018,620
Dover Corp.	93,298	4,753,533
Eaton Corp.	66,448	6,581,010
Illinois Tool Works, Inc.	191,338	11,411,398
Ingersoll-Rand Co., Ltd. (Class A)	130,732	7,120,972
ITT Industries, Inc.	82,584	5,609,931

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
PACCAR, Inc. (a)	113,376	$9,665,304
Pall Corp.	55,911	2,174,938
Parker-Hannifin Corp. (a)	52,980	5,924,753
Terex Corp.	46,472	4,136,938

		110,627,415

Media—3.0%
CBS Corp. (Class B)	312,367	9,839,561
Clear Channel Communications, Inc.	227,086	8,502,100
Comcast Corp. (Class A) (a)	1,409,496	34,081,613
Dow Jones & Co., Inc.	29,757	1,776,493
E.W. Scripps Co. (Class A) (a)	40,931	1,719,102
Gannett Co., Inc.	106,214	4,641,552
Interpublic Group of Cos., Inc. (a)	215,014	2,231,845
Meredith Corp.	17,549	1,005,558
News Corp. (Class A)	1,055,778	23,216,558
Omnicom Group, Inc.	149,724	7,200,227
The DIRECTV Group, Inc. (b)	346,410	8,410,835
The McGraw-Hill Cos., Inc.	154,558	7,868,548
The New York Times Co. (Class A) (a)	65,636	1,296,967
The Walt Disney Co.	885,173	30,441,099
Time Warner, Inc.	1,700,778	31,226,284
Tribune Co. (a)	35,107	959,123
Viacom, Inc. (Class B) (b)	313,137	12,202,949

		186,620,414

Metals & Mining—1.0%
Alcoa, Inc.	403,170	15,772,010
Allegheny Technologies, Inc.	46,618	5,125,649
Freeport-McMoRan Copper & Gold, Inc. (Class B)	174,091	18,260,405
Newmont Mining Corp.	205,928	9,211,160
Nucor Corp.	131,299	7,808,352
United States Steel Corp.	53,913	5,711,543

		61,889,119

Multi-Utilities—1.2%
Ameren Corp.	94,678	4,970,595
CenterPoint Energy, Inc.	146,477	2,348,026
CMS Energy Corp.	102,421	1,722,721
Consolidated Edison, Inc.	123,580	5,721,754
Dominion Resources, Inc.	132,724	11,188,633
DTE Energy Co.	77,826	3,769,892
Duke Energy Holding Corp.	574,736	10,741,816
Integrys Energy Group, Inc. (a)	34,658	1,775,529
NiSource, Inc.	125,033	2,393,132
PG&E Corp. (a)	161,152	7,703,066
Public Service Enterprise Group, Inc.	115,968	10,204,024
Sempra Energy	120,410	6,998,229
TECO Energy, Inc.	96,017	1,577,559
Xcel Energy, Inc. (a)	191,486	4,124,609

		75,239,585

Security Description	Shares	Value

Multiline Retail—0.9%
Big Lots, Inc. (a) (b)	46,414	$1,384,994
Dillard’s, Inc. (Class A) (a)	27,748	605,739
Family Dollar Stores, Inc. (a)	66,395	1,763,451
J.C. Penney Co., Inc.	101,081	6,405,503
Kohl’s Corp. (b)	144,930	8,308,837
Macy’s, Inc.	197,713	6,390,084
Nordstrom, Inc.	90,216	4,230,228
Sears Holdings Corp. (a) (b)	34,527	4,391,834
Target Corp.	386,100	24,544,377

		58,025,047

Mutual Funds—0.3%
SPDR Trust Series 1 (a)	121,500	18,538,470

Office Electronics—0.1%
Xerox Corp.	426,804	7,400,781

Oil, Gas & Consumable Fuels—9.2%
Anadarko Petroleum Corp.	211,565	11,371,619
Apache Corp.	151,415	13,636,435
Chesapeake Energy Corp. (a)	187,124	6,597,992
Chevron Corp.	972,183	90,976,885
ConocoPhillips	742,091	65,133,327
Consol Energy, Inc.	83,150	3,874,790
Devon Energy Corp.	203,402	16,923,046
El Paso Corp.	319,496	5,421,847
EOG Resources, Inc.	111,645	8,075,283
Exxon Mobil Corp.	2,529,417	234,122,838
Hess Corp.	126,169	8,394,024
Marathon Oil Corp.	310,622	17,711,666
Murphy Oil Corp.	85,968	6,008,304
Occidental Petroleum Corp.	378,867	24,277,797
Peabody Energy Corp.	121,086	5,796,387
Spectra Energy Corp.	288,285	7,057,217
Sunoco, Inc.	54,891	3,885,185
Tesoro Corp.	62,446	2,873,765
The Williams Cos., Inc.	273,741	9,323,618
Valero Energy Corp.	252,575	16,967,988
XTO Energy, Inc.	175,958	10,881,243

		569,311,256

Paper & Forest Products—0.3%
International Paper Co. (a)	195,937	7,028,260
MeadWestvaco Corp.	83,650	2,470,185
Weyerhaeuser Co.	98,444	7,117,501

		16,615,946

Personal Products—0.2%
Avon Products, Inc.	197,312	7,405,119
The Estee Lauder Cos., Inc. (Class A)	52,273	2,219,512

		9,624,631

Pharmaceuticals—6.1%
Abbott Laboratories	704,816	37,792,234
Allergan, Inc.	140,243	9,041,466

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Barr Pharmaceuticals, Inc. (a) (b)	48,895	$2,782,615
Bristol-Myers Squibb Co.	902,041	25,996,822
Eli Lilly & Co.	450,050	25,621,347
Forest Laboratories, Inc. (b)	144,182	5,376,547
Johnson & Johnson	1,320,064	86,728,205
King Pharmaceuticals, Inc. (b)	111,352	1,305,045
Merck & Co., Inc.	992,548	51,304,806
Mylan Laboratories, Inc.	113,468	1,810,949
Pfizer, Inc.	3,159,163	77,178,352
Schering-Plough Corp.	738,537	23,359,925
Watson Pharmaceuticals, Inc. (b)	46,746	1,514,570
Wyeth	613,234	27,319,575

		377,132,458

Real Estate Investment Trusts—1.2%
Apartment Investment & Management Co. (Class A)	44,119	1,991,091
Archstone-Smith Trust (a)	101,993	6,133,859
AvalonBay Communities, Inc.	36,364	4,293,134
Boston Properties, Inc.	54,287	5,640,419
Developers Diversified Realty Corp.	56,642	3,164,589
Equity Residential	126,389	5,353,838
General Growth Properties, Inc.	112,000	6,005,440
Host Hotels & Resorts, Inc.	238,184	5,344,849
Kimco Realty Corp. (a)	115,030	5,200,506
Plum Creek Timber Co., Inc.	79,617	3,563,657
ProLogis	117,192	7,775,689
Public Storage, Inc. (a)	56,768	4,464,803
Simon Property Group, Inc.	101,883	10,188,300
Vornado Realty Trust (a)	61,006	6,671,006

		75,791,180

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a) (b)	89,924	2,503,484

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	137,003	11,120,533
CSX Corp.	200,214	8,555,144
Norfolk Southern Corp.	179,505	9,318,105
Ryder System, Inc. (a)	27,284	1,336,916
Union Pacific Corp.	121,495	13,736,225

		44,066,923

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a) (b)	250,831	3,310,969
Altera Corp. (b)	162,390	3,910,351
Analog Devices, Inc.	141,918	5,131,755
Applied Materials, Inc.	628,495	13,009,846
Broadcom Corp. (a) (b)	213,938	7,795,901
Intel Corp.	2,663,378	68,874,955
KLA-Tencor Corp. (a)	88,089	4,913,604
Linear Technology Corp. (a)	101,243	3,542,493
LSI Logic Corp. (a) (b)	326,565	2,423,112
MEMC Electronic Materials, Inc. (b)	102,653	6,042,156
Microchip Technology, Inc.	99,165	3,601,673
Micron Technology, Inc. (a) (b)	345,177	3,831,465
National Semiconductor Corp. (a)	109,636	2,973,328

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Novellus Systems, Inc. (a) (b)	56,467	$1,539,290
NVIDIA Corp. (b)	250,290	9,070,491
Teradyne, Inc. (a) (b)	86,500	1,193,700
Texas Instruments, Inc.	651,745	23,847,350
Xilinx, Inc.	134,948	3,527,541

		168,539,980

Software—3.2%
Adobe Systems, Inc. (b)	268,361	11,716,641
Autodesk, Inc.	104,893	5,241,503
BMC Software, Inc. (b)	91,758	2,865,602
CA, Inc. (a)	177,244	4,558,716
Citrix Systems, Inc. (a) (b)	81,978	3,305,353
Compuware Corp. (a) (b)	138,200	1,108,364
Electronic Arts, Inc. (b)	141,851	7,942,237
Intuit, Inc. (b)	154,557	4,683,077
Microsoft Corp.	3,677,160	108,329,134
Novell, Inc. (a) (b)	159,553	1,218,985
Oracle Corp. (b)	1,795,517	38,872,943
Symantec Corp. (b)	410,186	7,949,405

		197,791,960

Specialty Retail—1.5%
Abercrombie & Fitch Co. (Class A)	39,527	3,189,829
AutoNation, Inc. (b)	69,114	1,224,700
AutoZone, Inc. (a) (b)	20,868	2,423,609
Bed Bath & Beyond, Inc. (b)	123,750	4,222,350
Best Buy Co., Inc. (a)	181,545	8,354,701
Circuit City Stores, Inc. (a)	76,855	607,923
Limited Brands, Inc.	145,407	3,328,366
Lowe’s Cos., Inc.	674,327	18,894,643
Office Depot, Inc. (b)	124,398	2,565,087
OfficeMax, Inc.	34,353	1,177,277
RadioShack Corp. (a)	62,834	1,298,150
Staples, Inc.	325,594	6,997,015
The Gap, Inc.	225,702	4,161,945
The Home Depot, Inc.	770,087	24,981,622
The Sherwin-Williams Co.	49,518	3,253,828
Tiffany & Co.	62,353	3,264,180
TJX Cos., Inc.	202,773	5,894,611

		95,839,836

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (b)	170,152	8,043,085
Jones Apparel Group, Inc. (a)	42,614	900,434
Liz Claiborne, Inc. (a)	46,637	1,601,048
Nike, Inc.	176,323	10,343,107
Polo Ralph Lauren Corp.	27,318	2,123,975
VF Corp.	40,531	3,272,878

		26,284,527

Thrifts & Mortgage Finance—1.2%
Countrywide Financial Corp. (a)	262,696	4,993,851
Federal Home Loan Mortgage Corp.	296,501	17,496,524
Federal National Mortgage Association	443,951	26,996,660

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Hudson City Bancorp, Inc. (a)	242,545	$3,730,342
MGIC Investment Corp. (a)	37,375	1,207,586
Sovereign Bancorp, Inc.	163,890	2,792,686
Washington Mutual, Inc.	399,380	14,102,108

		71,319,757

Tobacco—1.2%
Altria Group, Inc.	960,097	66,755,544
Reynolds American, Inc. (a)	78,029	4,961,864
UST, Inc. (a)	72,683	3,605,077

		75,322,485

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	32,715	2,983,281

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	159,807	11,135,352
Sprint Nextel Corp. (a)	1,298,222	24,666,218

		35,801,570

Total Common Stock (Identified Cost $4,558,544,574)		6,159,570,243

Short Term Investments—0.1%
Security Description	Face Amount	Value

Discount Notes—0.1%
Federal Home Loan Bank 4.000%, 10/01/07	$6,750,000	$6,750,000

Total Short Term Investments (Identified Cost $6,750,000)		6,750,000

Total Investments—99.8% (Identified Cost $4,565,294,574) (d)		6,166,320,243
Other assets less liabilities		11,175,145

Total Net Assets—100%		$6,177,495,388

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $282,494,794 and the collateral received consisted of cash in the amount of $269,163,581 and securities with a market value of $20,720,006.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $4,565,294,574 and the composition of unrealized appreciation and depreciation of investment securities was $1,879,325,728 and $(278,300,059), respectively.

Affliliated Issuer
Security Description	Number of Shares Held at 12/31/2006	Shares Purchased Since 12/31/2006	Shares Sold Since 12/31/2006	Number of Shares Held on 9/30/2007	Realized Gain on Shares Sold	Income for Nine Months Ended 9/30/2007
MetLife, Inc.	320,806	35,121	(17,135)	338,792	$558,856	$0

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Net Unrealized Appreciation
S&P 500 Index Futures	12/20/2007	27	$10,030,298	$10,382,175	$351,877

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—60.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Lockheed Martin Corp.	236,429	$25,650,182
Northrop Grumman Corp.	84,906	6,622,668
Raytheon Co.	15,900	1,014,738
United Technologies Corp.	167,910	13,513,397

		46,800,985

Air Freight & Logistics—0.1%
United Parcel Service, Inc. (Class B)	34,790	2,612,729

Auto Components—0.4%
Johnson Controls, Inc.	62,900	7,429,119

Automobiles—0.6%
Bayerische Motoren Werke AG (EUR)	167,930	10,798,972

Beverages—0.8%
Diageo, Plc. (GBP)	357,066	7,804,669
PepsiCo, Inc.	95,825	7,020,140

		14,824,809

Biotechnology—1.1%
Amgen, Inc. (a)	344,010	19,460,645
Genzyme Corp. (a)	35,580	2,204,537

		21,665,182

Building Products—0.8%
Masco Corp.	648,210	15,019,026

Capital Markets—4.7%
E*TRADE Financial Corp. (a)	449,420	5,869,425
Franklin Resources, Inc.	43,640	5,564,100
Julius Baer Holding AG (CHF)	20,142	1,500,119
Lehman Brothers Holdings, Inc. (b)	37,320	2,303,764
Merrill Lynch & Co., Inc.	28,396	2,024,067
Morgan Stanley	54,760	3,449,880
State Street Corp.	79,900	5,445,984
The Bank of New York Mellon Corp.	619,564	27,347,555
The Bear Stearns Co., Inc. (b)	92,270	11,331,679
The Goldman Sachs Group, Inc.	68,560	14,859,694
UBS AG (CHF)	133,496	7,152,378
UBS AG	73,510	3,914,407

		90,763,052

Chemicals—1.2%
Air Products & Chemicals, Inc.	66,504	6,501,431
PPG Industries, Inc.	126,670	9,569,918
Praxair, Inc.	27,970	2,342,767
Syngenta AG (CHF)	13,827	2,981,967
The Dow Chemical Co. (b)	32,178	1,385,585

		22,781,668

Commercial Banks—0.9%
PNC Financial Services Group, Inc.	116,260	7,917,306
SunTrust Banks, Inc.	133,540	10,104,972

		18,022,278

Security Description	Shares	Value

Communications Equipment—1.3%
Motorola, Inc.	548,840	$10,170,005
Nortel Networks Corp. (a) (b)	837,546	14,221,531

		24,391,536

Computers & Peripherals—0.7%
Hewlett-Packard Co.	161,130	8,022,663
International Business Machines Corp.	54,010	6,362,378

		14,385,041

Consumer Finance—0.4%
American Express Co.	134,570	7,989,421

Containers & Packaging—0.3%
Owens-Illinois, Inc. (a)	141,960	5,884,242
Smurfit-Stone Container Corp. (a)	59,635	696,537

		6,580,779

Diversified Financial Services—4.0%
Bank of America Corp.	682,394	34,303,947
Citigroup, Inc.	483,108	22,546,650
JPMorgan Chase & Co.	451,600	20,692,312
KKR Private Equity Investors, L.P. (144A) (RDU) (a)	65,160	1,270,620

		78,813,529

Diversified Telecommunication Services—2.3%
AT&T, Inc.	267,754	11,328,672
Embarq Corp. (b)	119,825	6,662,270
Qwest Communications International, Inc. (a) (b)	616,020	5,642,743
Telus Corp. (CAD)	36,430	2,102,821
Telus Corp. (Non-Voting Shares) (CAD)	15,190	853,927
Verizon Communications, Inc.	411,707	18,230,386

		44,820,819

Electric Utilities—0.9%
American Electric Power Co., Inc.	44,240	2,038,579
DPL, Inc. (b)	96,210	2,526,475
Entergy Corp.	27,248	2,950,686
FPL Group, Inc.	156,900	9,552,072
PPL Corp. (b)	25,036	1,159,167

		18,226,979

Electrical Equipment—0.1%
Rockwell Automation, Inc. (b)	37,700	2,620,527

Electronic Equipment & Instruments—0.2%
Tyco Electronics, Ltd.	113,672	4,027,399

Energy Equipment & Services—0.7%
GlobalSantaFe Corp.	55,031	4,183,457
Halliburton Co.	45,710	1,755,264
Noble Corp.	149,782	7,346,807

		13,285,528

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.7%
CVS Caremark Corp.	237,593	$9,415,811
Safeway, Inc. (b)	41,010	1,357,841
The Kroger Co.	51,750	1,475,910
Wal-Mart Stores, Inc.	48,140	2,101,311

		14,350,873

Food Products—0.8%
General Mills, Inc.	33,870	1,964,798
Kellogg Co.	104,150	5,832,400
Nestle S.A. (CHF)	19,486	8,729,318

		16,526,516

Gas Utilities—0.1%
Questar Corp. (b)	21,630	1,136,224

Health Care Equipment & Supplies—1.5%
Boston Scientific Corp. (a) (b)	1,084,840	15,133,518
Covidien, Ltd.	113,662	4,716,973
The Cooper Cos., Inc. (b)	173,510	9,095,394

		28,945,885

Health Care Providers & Services—1.0%
Omnicare, Inc. (b)	73,960	2,450,295
Tenet Healthcare Corp. (a) (b)	1,211,190	4,069,598
UnitedHealth Group, Inc.	91,610	4,436,672
WellPoint, Inc. (a)	117,630	9,283,360

		20,239,925

Hotels, Restaurants & Leisure—0.3%
Royal Caribbean Cruises, Ltd. (b)	168,640	6,582,019

Household Durables—0.6%
D.R. Horton, Inc. (b)	642,460	8,229,912
Toll Brothers, Inc. (a) (b)	187,840	3,754,922

		11,984,834

Household Products—0.8%
Procter & Gamble Co.	176,540	12,417,824
The Clorox Co.	47,550	2,900,074

		15,317,898

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	91,300	3,861,077

Industrial Conglomerates—1.0%
3M Co.	31,590	2,956,192
General Electric Co.	269,885	11,173,239
Tyco International, Ltd.	113,662	5,039,773

		19,169,204

Insurance—5.2%
Aflac, Inc.	28,470	1,623,929
Conseco, Inc. (a) (b)	875,350	14,005,600
Genworth Financial, Inc. (Class A)	881,540	27,089,724

Security Description	Shares	Value

Insurance—(Continued)
Principal Financial Group, Inc.	19,480	$1,228,993
Prudential Financial, Inc.	30,800	3,005,464
The Allstate Corp.	497,376	28,444,934
The Chubb Corp.	59,420	3,187,289
The Hartford Financial Services Group, Inc.	119,817	11,089,063
The Travelers Cos., Inc.	226,330	11,393,452

		101,068,448

IT Services—0.2%
Accenture, Ltd. (Class A)	97,879	3,939,630

Leisure Equipment & Products—0.4%
Polaris Industries, Inc. (b)	158,640	6,919,877

Machinery—1.1%
Deere & Co.	52,720	7,824,702
Eaton Corp.	9,690	959,698
Pall Corp.	254,520	9,900,828
Timkin Co.	96,810	3,596,491

		22,281,719

Media—1.7%
Citadel Broadcasting Corp. (b)	4,163	17,318
E.W. Scripps Co. (Class A) (b)	248,170	10,423,140
The New York Times Co. (Class A) (b)	598,430	11,824,977
The Walt Disney Co.	55,640	1,913,460
Time Warner Cable, Inc. (Class A) (a) (b)	118,970	3,902,216
Viacom, Inc. (Class B) (a) (b)	75,184	2,929,920
WPP Group, Plc. (GBP)	81,570	1,100,085

		32,111,116

Metals & Mining—0.1%
BHP Billiton, Plc. (GBP)	54,550	1,930,428

Multi-Utilities—0.8%
Dominion Resources, Inc. (b)	49,766	4,195,274
Integrys Energy Group, Inc. (b)	33,100	1,695,713
PG&E Corp.	83,920	4,011,376
Public Service Enterprise Group, Inc.	64,860	5,707,031

		15,609,394

Multiline Retail—1.3%
Macy’s, Inc. (b)	783,700	25,329,184

Oil, Gas & Consumable Fuels—7.4%
Anadarko Petroleum Corp.	399,150	21,454,312
Apache Corp.	93,940	8,460,236
Chevron Corp.	59,326	5,551,727
ConocoPhillips	60,910	5,346,071
Devon Energy Corp.	250,680	20,856,576
EOG Resources, Inc.	36,050	2,607,497
Exxon Mobil Corp.	298,204	27,601,762
Hess Corp.	184,350	12,264,806
Marathon Oil Corp.	63,640	3,628,753
Royal Dutch Shell, Plc. (ADR) (A Shares)	26,610	2,186,810

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Sunoco, Inc.	23,030	$1,630,063
Talisman Energy, Inc.	95,030	1,872,091
The Williams Cos., Inc.	364,380	12,410,783
Total S.A. (ADR)	197,670	16,017,200
Ultra Petroleum Corp. (a)	30,510	1,892,840

		143,781,527

Paper & Forest Products—0.4%
Bowater, Inc. (b)	357,540	5,334,497
MeadWestvaco Corp. (b)	72,040	2,127,341

		7,461,838

Pharmaceuticals—3.2%
Abbott Laboratories	36,438	1,953,806
Eli Lilly & Co.	57,710	3,285,430
GlaxoSmithKline, Plc. (GBP)	79,640	2,104,738
GlaxoSmithKline, Plc. (ADR) (b)	36,290	1,930,628
Johnson & Johnson	244,048	16,033,954
Merck & Co., Inc.	177,783	9,189,603
Pfizer, Inc.	79,840	1,950,491
Warner Chilcott, Ltd. (b)	271,340	4,821,712
Wyeth	479,830	21,376,427

		62,646,789

Road & Rail—0.4%
Burlington Northern Santa Fe Corp.	60,535	4,913,626
Norfolk Southern Corp.	43,720	2,269,505

		7,183,131

Semiconductors & Semiconductor Equipment—0.5%
Intel Corp.	374,900	9,694,914

Software—1.1%
Compuware Corp. (a) (b)	1,231,900	9,879,838
Oracle Corp. (a)	526,410	11,396,777

		21,276,615

Specialty Retail—0.7%
Advance Auto Parts, Inc.	21,800	731,608
Lowe’s Cos., Inc.	24,700	692,094
OfficeMax, Inc. (b)	120,240	4,120,625
Sally Beauty Holdings, Inc. (a) (b)	404,230	3,415,744
Staples, Inc.	161,250	3,465,262
The Sherwin-Williams Co. (b)	28,210	1,853,679

		14,279,012

Textiles, Apparel & Luxury Goods—0.5%
Nike, Inc.	158,800	9,315,208

Thrifts & Mortgage Finance—2.1%
Countrywide Financial Corp. (b)	379,010	7,204,980
Federal Home Loan Mortgage Corp.	152,690	9,010,237
Federal National Mortgage Association	209,368	12,731,668
New York Community Bancorp, Inc. (b)	622,260	11,854,053

		40,800,938

Security Description	Shares	Value

Tobacco—1.2%
Altria Group, Inc.	331,210	$23,029,031

Trading Companies & Distributors—0.4%
W.W. Grainger, Inc. (b)	65,400	5,963,826
WESCO International, Inc. (b)	30,920	1,327,705

		7,291,531

Wireless Telecommunication Services—0.4%
Sprint Nextel Corp.	193,865	3,683,435
Vodafone Group, Plc. (ADR)	111,483	4,046,833

		7,730,268

Total Common Stock (Identified Cost $1,050,261,446)		1,167,654,431

Fixed Income—38.9%
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	1,637,367

Asset Backed—0.4%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	220,000	216,512
Bayview Financial (144A) 5.929%, 12/28/40 (c)	1,510,000	1,509,995
Capital Trust, Ltd. 5.160%, 06/25/35	1,600,000	1,560,250
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (c)	300,000	310,185
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	7,435	7,374
4.823%, 08/25/35	76,536	75,886
5.689%, 10/25/36	930,000	917,276
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	1,033,612
Jet Equipment Trust (144A) 11.440%, 11/01/14 (d) (e) (g)	300,000	0
Residential Asset Mortgage Products, Inc. 4.109%, 01/25/29	140,916	139,335
4.971%, 09/25/34	752,000	740,889
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	1,137,305

		7,648,619

Auto Components—0.1%
Johnson Controls, Inc. 5.500%, 01/15/16	1,408,000	1,386,745

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Beverages—0.2%
Diageo, Plc. 5.500%, 04/01/13	$2,140,000	$2,122,970
Miller Brewing Co. (144A) 5.500%, 08/15/13	2,921,000	2,862,963

		4,985,933

Capital Markets—0.6%
Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10	2,919,000	2,867,427
4.875%, 08/15/10	306,000	305,576
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17	1,960,000	1,986,337
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	1,384,000	1,382,050
6.110%, 01/29/37	1,270,000	1,195,333
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,140,362
6.750%, 04/15/11	1,180,000	1,233,253
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,972,000	1,913,331

		12,023,669

Commercial Banks—0.8%
Bank One Corp. 8.000%, 04/29/27	100,000	117,832
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,295,311
Nordea Bank (144A) 5.424%, 12/29/49 (c)	610,000	561,764
Royal Bank of Scotland Group, Plc. 1.000%, 10/29/49	690,000	702,910
U.S. Bancorp 7.500%, 06/01/26	400,000	454,197
Unicredito Italiano Capital Trust (144A) 9.200%, 10/05/49 (c)	1,412,000	1,543,165
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,267,490
Wells Fargo Bank, N.A. 4.750%, 02/09/15	1,950,000	1,851,823
5.750%, 05/16/16	2,430,000	2,450,910
WOORI Bank 6.125%, 05/03/16 (c)	2,620,000	2,618,834

		14,864,236

Commercial Mortgage-Backed Securities—4.0%
Banc of America Commercial Mortgage, Inc. 4.857%, 07/10/42	1,750,000	1,683,182
5.353%, 09/10/47 (c)	1,449,133	1,423,007
5.482%, 01/15/17 (c)	1,583,233	1,561,546
BlackRock Capital Finance, L.P. 7.750%, 09/25/26	106,370	102,884
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	123,413	124,900
Citigroup Commercial Mortgage Trust 5.462%, 10/15/49	2,260,573	2,205,777

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.400%, 07/15/44 (c)	$1,200,000	$1,196,829
5.648%, 10/15/48	2,200,000	2,179,023
Countrywide Commercial Mortgage Trust 5.657%, 02/12/39 (c)	560,000	553,642
Credit Suisse Mortgage Capital Certificates 5.343%, 12/15/39	2,290,000	2,214,293
5.509%, 09/15/39	1,179,894	1,155,681
Criimi Mae Commercial Mortgage Trust (144A)
7.000%, 06/02/33	519,284	519,281
Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	34,483	34,421
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	113,082	111,271
GE Capital Commercial Mortgage Corp. 5.518%, 03/10/44 (c)	1,000,000	978,623
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	35,647
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	322,157
4.915%, 01/05/36 (c)	500,000	489,159
5.224%, 04/10/37	1,313,869	1,295,048
5.317%, 06/10/36 (c)	1,341,434	1,332,186
5.475%, 02/10/17	3,025,000	2,945,539
6.111%, 06/10/16 (c)	1,125,000	1,142,578
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780%, 07/15/42	1,384,000	1,304,495
4.948%, 09/12/37 (c)	1,400,000	1,334,646
5.038%, 03/15/46	480,060	465,174
5.372%, 05/15/47	1,720,000	1,668,170
5.380%, 05/15/41 (c)	1,292,933	1,281,041
5.440%, 05/15/45	979,554	955,233
5.472%, 01/12/43 (c)	1,855,000	1,841,619
5.475%, 04/15/43 (c)	2,260,000	2,251,993
5.552%, 05/12/45	2,260,000	2,259,604
5.855%, 06/12/43 (c)	2,170,000	2,183,556
6.066%, 04/15/45 (c)	2,260,000	2,323,789
LB Commercial Conduit Mortgage Trust 6.480%, 02/18/30	92,863	92,749
LB-UBS Commercial Mortgage Trust 5.413%, 09/15/39	519,902	506,548
5.455%, 02/15/40 (c)	2,823,000	2,743,966
Merrill Lynch Mortgage Trust 5.442%, 01/12/44 (c)	951,000	930,580
5.843%, 05/12/39 (c)	2,010,000	2,010,682
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.204%, 12/12/49 (c)	2,350,000	2,253,628
5.378%, 01/12/17 (c)	5,800,000	5,698,082
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	247,634
5.168%, 01/14/42	199,571	194,776
Morgan Stanley Capital I, Inc. (144A) 0.693%, 11/15/30 (c) (f)	32,078,563	300,310

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	$193,280	$194,440
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,355,410	1,280,239
Structured Asset Securities Corp. 4.670%, 03/25/35	554,309	550,802
The Bear Stearns Commercial Mortgage Securities, Inc. 4.680%, 08/13/39	150,000	145,222
5.116%, 02/11/41	1,332,663	1,302,223
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	2,245,000	2,153,822
4.935%, 04/15/42	2,570,000	2,479,544
5.083%, 03/15/42 (c)	1,748,241	1,703,818
5.339%, 11/15/48 (c)	2,290,000	2,216,005
5.385%, 10/15/44 (c)	1,347,000	1,313,573
5.466%, 01/15/45 (c)	2,039,000	2,001,162
5.490%, 12/15/44 (c)	1,437,000	1,408,229
5.603%, 10/15/48 (c)	2,200,000	2,168,369
5.795%, 07/15/45 (c)	1,360,000	1,359,956
6.164%, 06/15/45 (c)	1,530,000	1,558,834

		78,291,187

Commercial Services & Supplies—0.2%
The Western Union Co. 5.400%, 11/17/11	2,140,000	2,135,953
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,122,971

		3,258,924

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 02/22/16	1,229,000	1,220,783

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,409,000	1,464,989

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	2,170,000	2,093,060
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,297,420
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	271,976

		3,662,456

Diversified Financial Services—1.8%
Bank of America Corp. 5.300%, 03/15/17	1,300,000	1,261,012
Bank of America Corp. (144A) 5.490%, 03/15/19	2,000,000	1,918,062
Capmark Financial Group, Inc. 5.875%, 05/10/12	1,760,000	1,602,874

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
CIT Group, Inc. 6.100%, 03/15/67 (c)	$180,000	$148,541
Citigroup, Inc. 5.000%, 09/15/14	3,192,000	3,076,826
6.000%, 08/15/17	870,000	890,204
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	1,190,000	1,276,904
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (b)	1,949,000	1,925,982
Duke Capital, LLC 8.000%, 10/01/19	1,253,000	1,391,225
Enel Finance International S.A. 6.250%, 09/15/17	1,920,000	1,927,110
ERP Operating, L.P. 5.750%, 06/15/17	1,900,000	1,815,562
General Electric Capital Corp. 5.375%, 10/20/16	685,000	670,711
5.450%, 01/15/13	572,000	577,352
6.750%, 03/15/32	424,000	466,813
8.500%, 07/24/08	553,000	566,795
HBOS Capital Funding, L.P. (144A) 6.071%, 06/30/49 (c)	550,000	529,136
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	759,607
Mizuho, Ltd. (144A) 6.686%, 03/31/49 (b) (c)	2,240,000	2,099,895
MUFG Capital Finance 6.346%, 07/29/49 (c)	1,711,000	1,626,420
Natexis AMBS Company, LLC (144A) 8.440%, 12/29/49 (c)	280,000	286,588
ORIX Corp. 5.480%, 11/22/11	2,170,000	2,127,711
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,055,541
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	730,785
UBS Preferred Funding Trust V 6.243%, 05/12/49 (b) (c)	1,930,000	1,900,145
UFJ Finance Aruba AEC 6.750%, 07/15/13	1,320,000	1,366,211
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	500,000	475,900
6.500%, 05/09/37 (c)	1,950,000	1,885,262

		34,359,174

Diversified Telecommunication Services—0.4%
AT&T, Inc. 6.500%, 09/01/37	1,507,000	1,553,863
BellSouth Corp. 6.550%, 06/15/34	1,212,000	1,236,852
Telus Corp. 8.000%, 06/01/11	1,918,000	2,075,694
Verizon New York, Inc. 6.875%, 04/01/12	3,102,000	3,267,663

		8,134,072

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Electric Utilities—0.8%
Bruce Mansfield (144A) 6.850%, 06/01/34	$2,390,000	$2,395,702
Entergy Louisiana, LLC 8.090%, 01/02/17	699,383	703,314
Exelon Generation Co., LLC 6.200%, 10/01/17	860,000	860,693
6.950%, 06/15/11	2,478,000	2,595,110
FirstEnergy Corp. 6.450%, 11/15/11	1,926,000	1,991,224
Hydro-Quebec 6.300%, 05/11/11	1,600,000	1,679,200
MidAmerican Energy Holdings Co. 3.500%, 05/15/08	694,000	686,036
5.875%, 10/01/12	768,000	779,858
6.125%, 04/01/36	602,000	584,413
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,825,000	1,860,777
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	103,180
PSE&G Power, LLC 5.500%, 12/01/15	977,000	947,037
6.950%, 06/01/12	560,000	590,652
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	692,781	690,640
United Energy Distribution Holdings, Ltd. (144A)
5.450%, 04/15/16	50,000	49,432

		16,517,268

Electronic Equipment & Instruments—0.0%
Tyco Electronics Group S.A. 6.550%, 10/01/17	855,000	865,679

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	412,000	391,848
6.750%, 03/15/11	1,202,000	1,251,241
7.750%, 03/15/32	625,000	689,669

		2,332,758

Federal Agencies—15.7%
Federal Home Loan Mortgage Corp. 3.900%, 02/25/08	1,025,000	1,020,821
4.125%, 11/18/09	3,100,000	3,082,804
4.125%, 07/12/10 (b)	787,000	780,828
4.500%, 05/01/18	447,720	432,094
4.500%, 08/01/18	715,223	690,261
4.500%, 11/01/18	686,258	662,307
4.500%, 01/01/19	1,249,946	1,206,322
4.500%, 08/01/19	68,354	65,858
4.500%, 02/01/20	1,121,129	1,080,197
4.500%, 04/01/35	1,325,777	1,232,361
5.000%, 12/01/17	31,344	30,838
5.000%, 05/01/18	307,067	302,048
5.000%, 06/01/18	44,951	44,187

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 09/01/18	$687,810	$676,117
5.000%, 12/01/18	103,765	102,001
5.000%, 02/01/19	810,829	796,229
5.000%, 05/01/19	594,575	584,233
5.000%, 06/01/19	324,170	318,332
5.000%, 09/01/33	3,121,804	2,988,215
5.000%, 11/01/33	1,468,188	1,405,361
5.000%, 03/01/34	436,872	417,825
5.000%, 04/01/34	466,129	445,806
5.000%, 05/01/35	558,770	533,886
5.000%, 07/01/35	1,422,104	1,358,774
5.000%, 08/01/35	1,453,558	1,388,827
5.000%, 09/01/35	841,527	804,051
5.000%, 10/01/35	4,964,926	4,743,824
5.500%, 08/23/17 (b)	7,900,000	8,211,086
5.500%, 01/01/19	136,488	136,234
5.500%, 04/01/19	74,912	74,852
5.500%, 06/01/19	51,436	51,340
5.500%, 07/01/19	215,221	214,820
5.500%, 08/01/19	70,303	70,173
5.500%, 12/01/19	79,107	78,960
5.500%, 02/01/20	32,330	32,247
5.500%, 12/01/20	131,242	130,905
5.500%, 10/01/24	748,448	739,856
5.500%, 06/01/25	1,307,816	1,291,686
5.500%, 07/01/25	575,999	568,895
5.500%, 08/01/25	885,365	874,445
5.500%, 09/01/25	794,359	784,562
5.500%, 05/01/33	2,976,332	2,922,746
5.500%, 12/01/33	2,025,698	1,989,228
5.500%, 01/01/34	2,023,121	1,986,697
5.500%, 04/01/34	314,858	308,945
5.500%, 10/01/34	189,316	185,761
5.500%, 11/01/34	250,998	246,284
5.500%, 12/01/34	368,767	361,842
5.500%, 05/01/35	166,968	163,694
5.500%, 07/01/35	1,107,627	1,085,907
5.500%, 09/01/35	455,348	446,419
5.500%, 10/01/35	698,549	684,851
6.000%, 04/01/16	128,560	130,485
6.000%, 04/01/17	217,220	220,445
6.000%, 07/01/17	107,007	108,595
6.000%, 10/01/17	157,978	160,323
6.000%, 08/01/19	915,670	927,400
6.000%, 09/01/19	297,463	301,273
6.000%, 11/01/19	141,515	143,375
6.000%, 05/01/21	513,103	519,588
6.000%, 10/01/21	709,137	718,099
6.000%, 02/01/23	878,673	887,269
6.000%, 12/01/25	389,459	391,779
6.000%, 02/01/26	403,841	406,247
6.000%, 04/01/34	215,281	216,002
6.000%, 07/01/34	770,309	772,890
6.000%, 08/01/34	4,361,266	4,375,884
6.000%, 09/01/34	92,341	92,651
6.000%, 07/01/35	410,720	411,539

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.000%, 08/01/35	$503,013	$504,016
6.000%, 11/01/35	1,232,214	1,234,671
6.000%, 03/01/36	619,966	620,814
6.000%, 10/01/36	895,300	898,301
6.000%, 11/01/36	1,409,641	1,411,570
6.000%, 01/01/37	902,268	903,503
6.000%, 03/01/37	762,378	763,280
6.000%, 05/01/37	942,393	943,508
6.000%, 06/01/37	1,393,394	1,395,042
6.500%, 05/01/34	169,349	172,919
6.500%, 06/01/34	242,324	247,433
6.500%, 08/01/34	866,927	885,205
6.500%, 10/01/34	840,699	860,716
6.500%, 11/01/34	467,035	476,881
6.500%, 05/01/37	484,435	493,124
6.500%, 07/01/37	2,005,662	2,041,634
Federal National Mortgage Association 4.010%, 08/01/13 (c)	149,918	141,607
4.019%, 08/01/13 (c)	679,372	639,601
4.500%, 04/01/18	568,926	549,253
4.500%, 06/01/18	1,197,150	1,155,753
4.500%, 07/01/18	1,547,522	1,494,009
4.500%, 03/01/19	779,238	751,021
4.500%, 06/01/19	2,756,027	2,656,231
4.500%, 04/01/20	657,930	634,107
4.500%, 05/01/20	271,491	261,471
4.500%, 07/01/20	352,689	339,918
4.500%, 11/01/20	822,291	791,942
4.500%, 02/01/35	502,540	466,469
4.500%, 03/01/35	2,048,835	1,901,788
4.500%, 09/01/35	767,687	712,589
4.547%, 05/01/14 (c)	1,082,049	1,037,593
4.620%, 04/01/13 (c)	110,689	107,432
4.630%, 04/01/14	371,856	357,660
4.700%, 03/01/15	621,757	601,200
4.839%, 08/01/14 (c)	1,046,006	1,017,113
4.845%, 06/01/13	93,628	91,575
4.871%, 02/01/14 (c)	665,551	649,843
4.880%, 03/01/20	476,904	469,199
4.925%, 04/01/15 (c)	2,356,126	2,289,552
4.940%, 08/01/15	50,000	49,450
4.980%, 09/01/15	58,442	57,330
5.000%, 11/01/17	840,096	826,559
5.000%, 02/01/18	3,306,637	3,253,327
5.000%, 11/01/18	63,182	62,106
5.000%, 12/01/18	2,096,354	2,060,670
5.000%, 06/01/19	1,459,413	1,433,145
5.000%, 07/01/19	1,346,014	1,321,787
5.000%, 09/01/19	894,263	878,166
5.000%, 11/01/19	225,481	221,422
5.000%, 12/01/19	66,646	65,446
5.000%, 01/01/20	72,282	70,871
5.000%, 03/01/20	342,417	335,731
5.000%, 05/01/20	581,746	570,387
5.000%, 07/01/20	1,793,341	1,758,326

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 08/01/20	$391,693	$384,045
5.000%, 11/01/33	1,531,701	1,466,247
5.000%, 03/01/34	1,497,936	1,433,573
5.000%, 04/01/34	463,109	442,921
5.000%, 05/01/34	477,617	456,796
5.000%, 06/01/34	467,524	447,143
5.000%, 08/01/34	518,549	495,944
5.000%, 09/01/34	1,810,480	1,731,556
5.000%, 11/01/34	300,958	287,839
5.000%, 12/01/34	220,392	210,785
5.000%, 03/01/35	835,909	799,848
5.000%, 06/01/35	2,231,574	2,132,133
5.000%, 07/01/35	8,549,825	8,168,839
5.000%, 08/01/35	2,819,280	2,693,651
5.000%, 08/01/36	548,066	523,644
5.370%, 02/01/13 (c)	387,962	391,285
5.471%, 11/01/15 (c)	450,003	450,738
5.500%, 11/01/17	1,327,183	1,328,266
5.500%, 12/01/17	227,730	227,916
5.500%, 01/01/18	833,094	833,774
5.500%, 02/01/18	729,842	729,749
5.500%, 12/01/18	315,794	315,754
5.500%, 06/01/19	1,217,556	1,216,168
5.500%, 07/01/19	1,630,373	1,628,514
5.500%, 08/01/19	447,292	446,782
5.500%, 09/01/19	1,011,032	1,009,879
5.500%, 11/01/19	201,834	201,604
5.500%, 12/01/19	222,621	222,367
5.500%, 01/01/21	594,322	593,164
5.500%, 03/01/21	856,781	854,923
5.500%, 05/01/22	479,076	477,964
5.500%, 05/01/25	744,460	735,489
5.500%, 06/01/25	509,985	503,839
5.500%, 02/01/33	740,804	727,680
5.500%, 04/01/33	263,753	259,080
5.500%, 05/01/33	62,175	61,074
5.500%, 06/01/33	4,710,838	4,627,384
5.500%, 07/01/33	2,837,586	2,787,317
5.500%, 11/01/33	1,725,195	1,694,632
5.500%, 12/01/33	345,285	339,168
5.500%, 01/01/34	1,269,918	1,247,420
5.500%, 02/01/34	1,852,037	1,818,904
5.500%, 03/01/34	216,514	212,594
5.500%, 04/01/34	652,278	640,253
5.500%, 05/01/34	2,558,268	2,510,924
5.500%, 06/01/34	3,377,914	3,315,402
5.500%, 07/01/34	2,973,696	2,918,666
5.500%, 08/01/34	1,254,400	1,231,185
5.500%, 09/01/34	6,642,002	6,519,081
5.500%, 10/01/34	5,610,135	5,506,312
5.500%, 11/01/34	9,317,598	9,145,162
5.500%, 12/01/34	4,596,042	4,510,987
5.500%, 01/01/35	5,984,853	5,874,096
5.500%, 02/01/35	2,161,611	2,120,600
5.500%, 03/01/35	4,461,593	4,375,367
5.500%, 04/01/35	2,103,237	2,062,589

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.500%, 05/01/35	$127,092	$124,636
5.500%, 07/01/35	1,018,114	998,437
5.500%, 08/01/35	3,617,873	3,548,990
5.500%, 09/01/35 (c)	1,687,031	1,654,427
5.500%, 09/01/35	823,188	807,278
5.500%, 10/01/35	281,800	276,354
5.500%, 12/01/35	2,489,363	2,441,252
5.500%, 04/01/36	1,674,506	1,642,144
5.500%, 10/01/36	489,723	479,767
5.500%, 11/01/36	401,240	393,082
5.500%, 03/01/37	693,170	679,078
6.000%, 05/15/08	4,179,000	4,208,796
6.000%, 05/15/11 (b)	1,473,000	1,546,604
6.000%, 07/01/16	457,865	464,998
6.000%, 01/01/17	572,000	580,851
6.000%, 02/01/17 (c)	525,175	533,357
6.000%, 07/01/17	822,195	835,006
6.000%, 08/01/17	88,137	89,501
6.000%, 09/01/17	428,001	434,624
6.000%, 03/01/18	71,851	72,963
6.000%, 11/01/18	444,628	451,556
6.000%, 01/01/21	571,967	579,634
6.000%, 02/01/21	721,208	730,874
6.000%, 05/01/21	946,900	959,591
6.000%, 01/01/23	97,723	98,704
6.000%, 11/01/25	656,641	660,778
6.000%, 02/01/32	1,665,816	1,677,827
6.000%, 03/01/34	131,744	132,546
6.000%, 04/01/34	2,228,416	2,237,405
6.000%, 05/01/34	192,555	193,260
6.000%, 06/01/34	2,286,101	2,294,471
6.000%, 07/01/34	2,598,575	2,608,089
6.000%, 08/01/34	6,200,744	6,223,448
6.000%, 10/01/34	2,202,909	2,210,976
6.000%, 11/01/34	282,027	283,060
6.000%, 12/01/34	154,859	155,426
6.000%, 04/01/35	76,480	76,660
6.000%, 08/01/35	471,706	472,813
6.000%, 09/01/35	639,044	642,013
6.000%, 10/01/35	899,663	901,775
6.000%, 11/01/35	391,650	392,569
6.000%, 12/01/35	942,018	944,230
6.000%, 02/01/36	2,119,944	2,124,556
6.000%, 03/01/36	1,124,062	1,125,934
6.000%, 04/01/36	2,657,501	2,661,926
6.000%, 06/01/36	682,917	684,353
6.000%, 07/01/36	1,252,987	1,255,073
6.000%, 08/01/36	577,210	578,171
6.000%, 12/01/36	755,583	756,841
6.000%, 01/01/37	2,094,732	2,098,161
6.000%, 02/01/37	1,117,242	1,118,913
6.000%, 03/01/37	773,554	774,711
6.000%, 04/01/37	1,187,917	1,189,693
6.000%, 05/01/37	1,135,231	1,136,929
6.000%, 06/01/37	1,532,266	1,534,557

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 07/01/37	$2,723,311	$2,727,383
6.330%, 03/01/11 (c)	172,456	177,535
6.500%, 06/01/31	421,438	431,985
6.500%, 07/01/31	186,636	191,306
6.500%, 08/01/31	104,158	106,764
6.500%, 09/01/31	582,462	597,039
6.500%, 02/01/32	536,206	549,626
6.500%, 05/01/32	188,485	193,040
6.500%, 07/01/32	966,913	990,655
6.500%, 08/01/32	865,306	886,216
6.500%, 01/01/33	378,045	387,181
6.500%, 04/01/34	785,251	803,270
6.500%, 06/01/34	225,949	230,776
6.500%, 08/01/34	281,658	287,675
6.500%, 03/01/36	938,476	955,697
6.500%, 04/01/36	429,751	437,637
6.500%, 05/01/36	634,859	646,509
6.500%, 01/01/37	537,475	547,338
6.500%, 02/01/37	2,444,676	2,489,339
6.500%, 04/01/37	621,753	633,098
6.500%, 05/01/37	823,397	838,422
6.500%, 06/01/37	566,519	576,857
6.500%, 07/01/37	800,535	815,143
6.625%, 09/15/09 (b)	3,886,000	4,046,655
7.500%, 10/01/29	88,079	92,337
7.500%, 02/01/30	63,200	66,303
7.500%, 11/01/31	212,241	221,950
7.500%, 02/01/32	63,260	66,154
Government National Mortgage Association 4.500%, 07/20/33	144,367	134,853
4.500%, 09/15/33	586,685	551,691
4.500%, 09/20/33	73,686	68,831
4.500%, 12/20/34	74,850	69,855
4.500%, 03/20/35	368,689	344,093
5.000%, 07/20/33	284,922	273,809
5.000%, 03/15/34	272,497	263,958
5.000%, 06/15/34	451,120	436,984
5.000%, 12/15/34	273,280	264,716
5.000%, 06/15/35	96,200	93,136
5.500%, 11/15/32	846,111	835,634
5.500%, 08/15/33	3,234,515	3,193,909
5.500%, 12/15/33	1,197,515	1,182,515
5.500%, 09/15/34	1,085,935	1,071,938
5.500%, 02/15/35	98,516	97,206
5.500%, 10/15/35	614,888	606,711
6.000%, 12/15/28	209,144	211,222
6.000%, 12/15/31	223,964	226,038
6.000%, 03/15/32	11,394	11,492
6.000%, 10/15/32	859,239	866,660
6.000%, 01/15/33	146,595	147,806
6.000%, 02/15/33	6,770	6,826
6.000%, 04/15/33	842,900	849,858
6.000%, 08/15/33	8,535	8,605
6.000%, 07/15/34	666,589	671,597
6.000%, 09/15/34	520,518	524,429
6.000%, 01/20/35	469,197	471,668

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 6.000%, 02/20/35	$533,603	$536,414
6.000%, 04/20/35	292,216	293,756
6.500%, 11/20/35	440,139	449,067
6.500%, 02/20/36	292,534	298,973

		305,741,776

Food & Staples Retailing—0.2%
CVS Corp. 5.750%, 06/01/17	790,000	771,080
6.125%, 08/15/16	1,080,000	1,079,538
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,604,875

		3,455,493

Food Products—0.0%
The Kroger Co. 6.400%, 08/15/17	340,000	346,690

Foreign Government—0.2%
Arab Republic of Egypt 4.450%, 09/15/15	403,000	390,910
Province of Ontario Canada 5.000%, 10/18/11	2,170,000	2,193,903
State of Israel 4.625%, 06/15/13	1,095,000	1,053,808

		3,638,621

Government Agency—0.3%
Financing Corp. 9.650%, 11/02/18	430,000	595,166
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,553,633	1,487,881
4.770%, 04/01/24	85,531	83,764
4.950%, 03/01/25	496,826	483,081
4.990%, 09/01/24 (c)	268,613	265,579
5.090%, 10/01/25 (c)	615,065	610,020
5.110%, 08/01/25 (c)	662,893	658,072
5.180%, 05/01/24 (c)	140,943	141,113
5.390%, 12/01/25 (c)	858,098	863,485
5.520%, 06/01/24 (c)	455,515	461,276
U.S. Department of Housing & Urban Development 7.498%, 08/01/11	98,000	103,385

		5,752,822

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.900%, 09/01/16	1,496,000	1,508,275
McKesson Corp. 5.700%, 03/01/17	1,100,000	1,074,150

		2,582,425

Security Description	Face Amount	Value

Health Care Providers & Services—0.0%
HCA, Inc. 8.750%, 09/01/10	$294,000	$297,675

Hotels, Restaurants & Leisure—0.2%
Marriott International, Inc. 6.375%, 06/15/17	2,610,000	2,616,290
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	1,043,032

		3,659,322

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,435,000	1,422,650

Insurance—0.4%
American International Group, Inc. 6.250%, 03/15/37	1,510,000	1,421,601
Chubb Corp. 6.375%, 03/29/67 (c)	2,110,000	2,097,553
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	108,060
Fund American Cos., Inc. 5.875%, 05/15/13	735,000	724,681
ING Groep NV 5.775%, 12/29/49	2,310,000	2,182,578
The Allstate Corp. 5.550%, 05/09/35	1,326,000	1,200,010

		7,734,483

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,358,495

Media—0.4%
CBS Corp. 6.625%, 05/15/11	1,485,000	1,540,793
Cox Communications, Inc. 4.625%, 06/01/13	1,473,000	1,389,444
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	206,086
News America Holdings, Inc. 8.500%, 02/23/25	722,000	849,294
News America, Inc. 6.200%, 12/15/34	938,000	883,123
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,454,038
Walt Disney Co. 5.625%, 09/15/16	1,281,000	1,285,838

		7,608,616

Metals & Mining—0.1%
Vale Overseas, Ltd. 6.250%, 01/23/17	1,560,000	1,577,470

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Multi-Utilities—0.2%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	$1,293,000	$1,412,688
Dominion Resources, Inc. 5.150%, 07/15/15	1,756,000	1,669,432
Pacific Gas & Electric Co. 4.800%, 03/01/14	397,000	378,446
5.800%, 03/01/37	540,000	510,353

		3,970,919

Office Electronics—0.1%
Xerox Corp. 5.500%, 05/15/12	820,000	812,158
6.400%, 03/15/16	440,000	445,442

		1,257,600

Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp. 5.950%, 09/15/16	581,000	575,428
Ocean Energy, Inc. 7.250%, 10/01/11	2,215,000	2,362,105
Pemex Project Funding Master Trust 8.625%, 02/01/22	280,000	345,363
9.125%, 10/13/10	125,000	138,188
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16	970,000	965,965
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,131,722
Weatherford International, Inc. 6.350%, 06/15/17	480,000	488,286
XTO Energy, inc. 5.650%, 04/01/16	1,830,000	1,789,035

		8,796,092

Paper & Forest Products—0.0%
MeadWestvaco Corp. 6.800%, 11/15/32	607,000	547,236
6.850%, 04/01/12	35,000	36,414

		583,650

Pharmaceuticals—0.2%
Allergen, Inc. 5.750%, 04/01/16	1,430,000	1,413,009
Cardinal Health, Inc. (144A) 5.800%, 10/15/16	793,000	780,675
Hospira, Inc. 5.550%, 03/30/12	530,000	529,372
6.050%, 03/30/17 (c)	1,847,000	1,816,955

		4,540,011

Real Estate Investment Trusts—0.5%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	186,368
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,716,355

Security Description	Face Amount	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 5.783%, 03/15/16	$1,040,000	$1,014,586
Prologis 5.750%, 04/01/16	1,743,000	1,680,547
Simon Property Group, L.P. 5.100%, 06/15/15	2,102,000	1,975,445
5.875%, 03/01/17	1,328,000	1,298,409
Socgen Real Estate Co., LLC (144A) 7.640%, 12/29/49 (c)	1,555,000	1,555,000
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	517,709

		9,944,419

Road & Rail—0.2%
Burlington Northern Santa Fe Corp. 5.650%, 05/01/17	643,000	629,943
CSX Corp. 6.750%, 03/15/11	574,000	596,237
7.900%, 05/01/17	1,120,000	1,259,336
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	386,439
Union Pacific Corp. 6.125%, 01/15/12	400,000	409,828

		3,281,783

Specialty Retail—0.1%
Federated Retail Holdings, Inc. 5.350%, 03/15/12	480,000	470,699
Home Depot, Inc. 5.875%, 12/16/36	1,310,000	1,118,948
Limited Brands, Inc. 5.250%, 11/01/14	1,377,000	1,268,043

		2,857,690

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 6.250%, 05/15/16 (b)	1,648,000	1,491,381

U.S. Treasury—8.8%
U.S. Treasury Bonds 4.500%, 02/15/36 (b)	5,612,000	5,320,440
5.375%, 02/15/31 (b)	12,741,000	13,638,846
6.000%, 02/15/26 (b)	5,369,000	6,080,392
6.250%, 08/15/23 (b)	3,748,000	4,305,807
6.750%, 08/15/26 (b)	2,660,000	3,261,825
10.375%, 11/15/12	1,221,000	1,230,443
U.S. Treasury Inflation Indexed Notes (TII) 2.000%, 01/15/14 (b)	7,864,254	7,751,205
4.250%, 01/15/10 (b)	6,454,111	6,759,171
U.S. Treasury Notes 3.000%, 11/15/07 (b)	3,677,000	3,672,691
3.875%, 02/15/13 (b)	1,294,000	1,272,467
4.000%, 06/15/09 (b)	203,000	203,111
4.000%, 11/15/12 (b)	3,625,000	3,594,412
4.250%, 08/15/13 (b)	9,273,000	9,263,579

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 4.500%, 03/31/09 (b)	$3,276,000	$3,301,337
4.750%, 11/15/08 (b)	10,722,000	10,810,789
5.125%, 06/30/11 (b) (c)	3,496,000	3,617,542
5.500%, 02/15/08 (b)	753,000	757,353
5.625%, 05/15/08 (b)	53,503,000	53,979,498
6.500%, 02/15/10 (b)	31,404,000	33,168,025

		171,988,933

Wireless Telecommunication Services—0.3%
Cingular Wireless, LLC (144A) 6.500%, 12/15/11	900,000	939,516
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	371,923
Nextel Communications, Inc. 5.950%, 03/15/14	1,915,000	1,828,270
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	1,120,000	1,193,003
Telefonica Europe 7.750%, 09/15/10	650,000	694,070

		5,026,782

Yankee—0.3%
Atlas Copco AB 5.600%, 05/22/17	1,580,000	1,559,199
BNP Paribas (144A) 7.195%, 12/31/49 (c)	1,300,000	1,293,005
Consumers International, Inc. 10.250%, 04/01/49 (d) (e) (g)	50,000	0
Nexen, Inc. 5.875%, 03/10/35	1,550,000	1,419,643
Norsk Hydro A/S 7.750%, 06/15/23	100,000	118,552
Vodafone Group, Plc. 5.625%, 02/27/17	1,961,000	1,906,016

		6,296,415

Total Fixed Income (Identified Cost $767,260,733)		757,866,072

Short Term Investments—0.8%
Security Description	Face Amount	Value

Commercial Paper—0.8%
American Express Credit Corp. 4.950%, 10/01/07	$14,786,000	$14,786,000

Total Short Term Investments (Identified Cost $14,786,000)		14,786,000

Total Investments—99.7% (Identified Cost $1,832,308,179) (h)		1,940,306,503
Other assets less liabilities		5,660,701

Total Net Assets—100%		$1,945,967,204

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $371,590,255 and the collateral received consisted of cash in the amount of $347,040,610 and securities with a market value of $32,681,130.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Zero Valued Security.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Non-Income Producing; Defaulted Bond.
(h)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,832,308,179 and the composition of unrealized appreciation and depreciation of investment securities was $178,578,220 and $(70,579,896), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $28,024,851, which is 1.4% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(RDU)—	Restricted Depository Unit. Each restricted depository unit represents the right to receive one common unit that has been deposited with the depository bank, and any other securities, cash or property that the depository bank receives in respect of the common unit.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—98.5% of Total Net Assets

Security Description	Shares	Value

Australia—6.0%
AGL Energy, Ltd.	21,537	$301,740
Alumina, Ltd. (a)	61,038	384,143
Amcor, Ltd.	44,742	291,774
AMP, Ltd.	94,801	882,231
Ansell, Ltd.	1	11
Aristocrat Leisure, Ltd. (a)	18,360	225,037
Asciano Group (b)	25,955	205,325
ASX, Ltd.	8,754	414,667
Australia & New Zealand Banking Group, Ltd.	93,809	2,460,120
AXA Asia Pacific Holdings, Ltd. (a)	39,352	270,823
Babcock & Brown, Ltd. (a)	10,975	265,085
BHP Billiton, Ltd. (a)	169,537	6,645,886
BlueScope Steel, Ltd.	43,053	408,468
Boral, Ltd.	26,326	168,268
Brambles Ltd.	82,320	1,072,567
Caltex Australia, Ltd.	6,631	137,549
Coca-Cola Amatil, Ltd.	24,265	192,763
Cochlear, Ltd.	2,300	159,219
Coles Group, Ltd.	61,070	830,417
Commonwealth Bank of Australia	65,842	3,278,048
Computershare, Ltd.	23,234	190,633
CSL, Ltd.	10,174	971,277
CSR, Ltd. (a)	61,958	171,085
DB RREEF Trust (REIT)	161,255	286,265
Fairfax Media, Ltd. (a)	66,170	275,808
Fortescue Metals Group, Ltd. (b)	6,468	270,469
Foster’s Group, Ltd.	107,719	621,921
Futuris Corp., Ltd.	1	2
Goodman Group (REIT) (a)	73,134	445,751
Harvey Norman Holdings, Ltd.	29,957	158,636
Insurance Australia Group, Ltd.	87,581	406,100
Leighton Holdings, Ltd. (a)	7,660	347,235
Lend Lease Corp., Ltd.	22,233	371,135
Lion Nathan, Ltd.	16,777	136,812
Macquarie Airports	38,847	149,206
Macquarie Bank, Ltd. (a)	13,513	1,002,743
Mirvac Group (REIT) (a)	60,184	291,583
Multiplex Group	70,841	313,982
National Australia Bank, Ltd.	81,241	2,848,000
Newcrest Mining, Ltd.	16,271	402,039
OneSteel, Ltd.	32,429	198,819
Orica, Ltd.	16,819	446,308
Origin Energy, Ltd. (a)	40,383	369,440
Paladin Resources Ltd. (a)	23,368	158,748
Perpetual Trustees Australia, Ltd. (a)	1,660	107,120
Publishing & Broadcasting, Ltd.	23,064	401,045
Qantas Airways, Ltd.	66,091	325,789
QBE Insurance Group, Ltd.	43,990	1,311,752
Rio Tinto, Ltd. (a)	14,364	1,383,152
Santos, Ltd.	37,309	499,585
Sonic Healthcare, Ltd.	20,173	277,891
Suncorp-Metway, Ltd.	46,475	833,338
Symbion Health, Ltd. (a)	36,504	134,329
TABCORP Holdings, Ltd.	30,674	412,004
Tattersall’s, Ltd.	59,750	210,423
Telstra Corp., Ltd. (a)	143,155	551,355
Telstra Corp., Ltd. (Receipt) (a)	81,385	205,467

Security Description	Shares	Value

Australia—(Continued)
Toll Holdings, Ltd. (a)	25,955	$300,275
Transurban Group (a)	53,717	346,280
Wesfarmers, Ltd. (a)	19,856	740,323
Westfield Group (REIT) (a)	88,915	1,703,432
Westpac Banking Corp.	92,963	2,339,157
Woodside Petroleum, Ltd.	24,427	1,089,918
Woolworths, Ltd.	62,054	1,628,287
WorleyParsoms, Ltd.	8,324	310,760
Zinifex, Ltd.	24,347	378,304

		44,918,124

Austria—0.5%
Andritz AG	2,136	147,191
Erste Bank der oesterreichischen Sparkassen AG	9,698	736,563
Immoeast AG	22,364	243,514
IMMOFINANZ AG	30,458	379,871
Meinl European Land, Ltd.	17,468	249,136
OMV AG	8,768	583,404
Raiffeisen International Bank Holding AG (a)	1,705	248,180
Telekom Austria AG	18,234	476,263
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	3,640	208,594
Voestalpine AG	5,741	494,155
Wiener Staedtische Versicherung AG	1,576	109,903
Wienerberger AG	3,825	238,861

		4,115,635

Belgium—1.1%
AGFA-Gevaert NV	7,743	148,665
Belgacom S.A.	8,360	386,610
Colruyt S.A. (a)	850	179,068
Delhaize Group	4,689	447,787
Dexia S.A.	29,414	887,620
Fortis (a)	62,151	1,823,880
Fortis Bank S.A. (b) (c) (d)	5	0
Groupe Bruxelles Lambert S.A.	4,356	526,964
InBev NV	9,868	894,243
KBC Groep NV	9,400	1,288,774
Mobistar S.A.	2,284	199,166
Solvay S.A.	3,422	494,965
UCB S.A.	5,317	313,191
Umicore S.A. (a)	1,391	331,233

		7,922,166

Bermuda—0.3%
Esprit Holdings, Ltd. (HKD)	58,000	915,119
Frontline, Ltd. (NOK) (a)	3,050	149,014
Kerry Properties, Ltd. (HKD)	28,500	217,016
Li & Fung, Ltd. (HKD)	116,800	494,752
Orient Overseas International, Ltd. (HKD)	13,999	133,395
SeaDrill, Ltd. (NOK)	14,300	319,398
Shangri-La Asia, Ltd. (HKD)	78,000	263,478
Ship Finance International, Ltd. (a)	134	3,520

		2,495,692

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Cayman Islands—0.2%
Belle International Holdings, Ltd. (HKD)	130,212	$171,303
Foxconn International Holdings, Ltd. (HKD) (a)	110,000	300,390
Kingboard Chemical Holdings, Ltd. (HKD)	35,000	222,626
Tencent Holdings, Ltd. (HKD)	53,000	343,018
Tingyi Cayman Islands Holding Corp. (HKD)	108,076	166,040

		1,203,377

Cyprus—0.0%
ProSafe SE (a)	16,650	294,420

Denmark—0.9%
AP Moller-Maersk A/S	56	767,396
Carlsberg A/S (Class B)	2,350	319,991
Coloplast A/S (a)	1,600	151,779
Danisco A/S (a)	2,600	201,750
Danske Bank A/S	23,800	966,736
DSV A/S (a)	11,000	258,792
FLSmidth & Co. A/S	2,500	264,949
Jyske Bank A/S	3,125	243,125
NKT Holding A/S	1,350	150,992
Novo Nordisk A/S	12,375	1,493,332
Novozymes A/S (Series B)	2,515	316,323
Sydbank A/S	3,650	159,042
Topdanmark A/S	900	148,145
TrygVesta A/S (a)	1,600	127,862
Vestas Wind Systems A/S	9,300	733,186
William Demant Holding (a)	1,600	141,457

		6,444,857

Finland—1.9%
Elisa Oyj	8,733	270,532
Fortum Oyj	23,457	858,133
Kesko Oyj (a)	3,500	231,677
Kone Oyj	5,468	397,378
Konecranes Oyj	3,325	133,409
Metso Oyj	6,432	441,848
Neste Oil Oyj (a)	8,524	310,878
Nokia Oyj	207,316	7,822,797
Nokian Renkaat Oyj (a)	6,450	251,849
Outokumpu Oyj	7,057	252,471
Rautaruukki Oyj	4,200	253,381
Sampo Oyj	25,339	770,845
Sanoma-WSOY Oyj (a)	4,523	140,106
Stora Enso Oyj	31,700	615,335
UPM-Kymmene Oyj (a)	28,000	674,844
Wartsila Oyj	3,251	221,970
YIT Oyj (a)	7,421	219,346

		13,866,799

France—9.2%
Accor S.A.	9,450	835,969
Aeroports de Paris (a)	1,729	198,689
Air France-KLM	6,036	221,019
Air Liquide (a)	12,220	1,629,522
Alcatel-Lucent	114,484	1,173,411

Security Description	Shares	Value

France—(Continued)
Alstom	5,547	$1,124,788
Atos Origin S.A. (a)	2,917	169,238
AXA S.A. (a)	79,340	3,529,309
BNP Paribas	42,356	4,616,849
Bouygues	12,045	1,035,072
Business Objects S.A.	4,284	190,888
Cap Gemini S.A. (a)	7,461	458,098
Carrefour S.A.	29,956	2,092,722
Casino Guichard-Perrachon S.A. (a)	2,418	252,732
Cie de Saint-Gobain (a)	16,440	1,707,330
Cie Generale d’Optique Essilor International S.A.	9,572	598,670
CNP Assurances (a)	2,058	262,401
Compagnie Générale des Etablissements Michelin (Class B)	7,387	990,269
Credit Agricole S.A. (a)	34,835	1,338,884
Dassault Systemes S.A. (a)	3,191	208,701
France Telecom S.A.	92,133	3,077,542
Gaz de France S.A. (a)	10,799	559,243
Groupe Danone (a)	21,948	1,722,773
Hermes International (a)	3,450	387,173
Imerys S.A. (a)	2,027	184,426
Klepierre (REIT)	3,456	197,554
L’Oreal S.A. (a)	12,416	1,624,262
Lafarge S.A.	7,332	1,131,791
Lagardere S.C.A.	6,499	551,331
LVMH Moet Hennessy Louis Vuitton S.A.	12,146	1,451,031
Neopost S.A.	2,045	287,810
PagesJaunes Groupe S.A.	5,214	106,803
Pernod-Ricard S.A. (a)	4,384	954,029
Peugoet S.A. (a)	8,150	670,774
Pinault-Printemps-Redoute S.A. (a)	3,824	717,010
Publicis Groupe	6,168	252,790
Renault S.A.	9,850	1,421,808
Safran S.A.	11,209	269,850
Sanofi-Aventis (a)	51,441	4,349,306
Schneider Electric S.A.	10,989	1,383,417
Scor SE	9,147	244,192
Societe Des Autoroutes Paris-Rhin-Rhone (a)	1,135	118,891
Societe Television Francaise 1 (a)	7,197	193,423
Société Générale	18,636	3,114,858
Sodexho Alliance S.A. (a)	5,334	367,931
Suez S.A. (a)	51,477	3,023,085
Suez S.A. (VVPR Strip) (b)	4,872	69
Technip S.A.	4,866	433,828
Thales S.A. (a)	3,998	233,720
Thomson	10,757	163,264
Total S.A. (a)	108,568	8,760,920
Unibail-Rodamco (REIT)	3,673	941,801
Valeo S.A.	4,971	275,822
Vallourec	2,368	680,323
Veolia Environnement S.A.	17,548	1,504,859
Vinci S.A.	19,747	1,537,148
Vivendi	58,126	2,444,927
Zodiac S.A. (a)	2,789	199,161

		68,173,506

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—7.8%
Adidas AG	9,744	$637,625
Allianz SE	22,954	5,345,363
BASF AG	25,244	3,474,829
Bayer AG	36,223	2,871,411
Beiersdorf AG	4,361	325,719
Bilfinger Berger AG	1,747	135,944
Celesio AG	4,136	259,925
Commerzbank AG	33,128	1,336,488
Continental AG	6,565	905,054
Daimler AG	46,771	4,698,494
Deutche Postbank AG	3,994	292,332
Deutsche Bank AG	25,809	3,314,547
Deutsche Boerse AG	10,180	1,381,655
Deutsche Lufthansa AG	13,506	387,274
Deutsche Post AG	37,711	1,094,329
Deutsche Post AG (GBP)	2,992	85,867
Deutsche Telekom AG	144,321	2,827,396
E.ON AG	31,431	5,797,579
Fresenius Medical Care AG	10,740	569,364
Heidelberger Druckmaschinen AG	2,301	100,441
Henkel KGaA	5,439	256,744
Hochtief AG	2,617	316,820
Hypo Real Estate Holding AG	6,570	372,817
Infineon Technologies AG (b)	38,071	653,187
IVG Immobilen AG	5,728	212,803
Linde AG	5,911	731,065
MAN AG	5,650	820,496
Merck KGaA	3,266	393,069
Metro AG	7,842	705,464
Münchener Rückversicherungs AG	10,849	2,078,276
Puma AG Rudolf Dassler Sport	347	148,661
Rheinmetall AG	1,694	134,279
RWE AG	22,497	2,820,796
Salzgitter AG	1,910	373,767
SAP AG	44,855	2,619,323
Siemens AG	42,956	5,886,502
SolarWorld AG (a)	3,656	209,713
ThyssenKrupp AG	19,257	1,221,388
TUI AG	10,215	273,167
Volkswagen AG (a)	8,291	1,868,297
Wincor Nixdorf AG	1,460	120,367

		58,058,637

Greece—0.8%
Alpha Bank A.E.	19,896	689,690
Coca-Cola Hellenic Bottling Co. S.A.	7,496	431,401
Cosmote Mobile Telecommunications S.A.	9,090	310,908
EFG Eurobank Ergasias S.A.	16,881	590,403
Hellenic Telecommunications Organization S.A.	19,706	727,495
National Bank of Greece S.A.	20,709	1,311,832
OPAP S.A.	11,820	457,337
Piraeus Bank S.A.	17,321	616,138
Public Power Corp. S.A.	8,410	331,961
Titan Cement Co. S.A.	3,060	157,666

		5,624,831

Security Description	Shares	Value

Hong Kong—1.6%
Bank of East Asia, Ltd.	79,200	$445,819
BOC Hong Kong Holdings, Ltd.	198,500	501,076
Cathay Pacific Airways, Ltd. (a)	68,000	185,822
Cheung Kong Holdings, Ltd.	78,000	1,278,414
CLP Holdings, Ltd.	71,100	489,311
Hang Lung Properties, Ltd.	125,000	554,314
Hang Seng Bank, Ltd.	44,200	783,603
Henderson Land Development Co., Ltd.	49,000	386,930
Hong Kong & China Gas Co. (a)	201,350	469,772
Hong Kong Exchanges & Clearing, Ltd.	56,000	1,712,983
HongKong Electric Holdings	72,500	377,243
Hopewell Holdings	39,000	186,029
Hutchison Whampoa, Ltd.	110,000	1,177,678
MTR Corp. (a)	84,000	249,601
New World Development, Ltd.	136,000	377,616
PCCW, Ltd. (a)	249,340	164,468
Sino Land Co.	80,000	198,672
Sun Hung Kai Properties, Ltd.	71,000	1,187,146
Swire Pacific, Ltd.	45,500	551,859
The Link (REIT)	115,641	253,011
The Wharf Holdings, Ltd.	59,000	290,952

		11,822,319

Ireland—0.7%
Allied Irish Banks, Plc.	47,330	1,142,604
Bank of Ireland	56,214	1,038,023
C & C Group, Plc.	20,000	164,866
CRH, Plc.	29,532	1,167,560
Depfa Bank, Plc.	18,884	389,901
Elan Corp., Plc.	25,659	538,289
Iaws Group, Plc.	12,177	269,966
Independent News & Media, Plc.	29,543	109,543
Kerry Group, Plc.	10,552	312,058
Kingspan Group, Plc.	11,078	242,231

		5,375,041

Italy—3.6%
Alleanza Assicurazioni S.p.A. (a)	19,805	262,841
Assicuraziono Generali S.p.A.	52,798	2,319,686
Atlantia S.p.A.	13,205	444,466
Banca Monte dei Paschi di Siena S.p.A.	59,270	362,118
Banca Popolare di Milano Scarl	21,594	318,561
Banco Popolare Scarl	33,014	737,184
Capitalia S.p.A.	92,430	880,120
Enel S.p.A. (a)	219,492	2,474,415
Eni S.p.A.	130,676	4,812,387
FIAT S.p.A.	35,347	1,066,145
Finmeccanica S.p.A.	16,570	481,411
Fondiaria-Sai S.p.A.	3,566	166,904
Intesa Sanpaolo S.p.A. (a)	390,067	3,002,179
Intesa Sanpaolo S.p.A.—RNC	44,617	325,660
Italcementi S.p.A.	1	22
Lottomatica S.p.A. (b)	2,921	105,434
Luxottica Group S.p.A. (a)	7,313	247,639
Mediaset S.p.A.	40,155	412,848
Mediobanca S.p.A. (a)	28,303	616,460

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Parmalat S.p.A. (b)	78,406	$277,641
Pirelli & Co. S.p.A.	207,019	248,773
Seat Pagine Gialle S.p.A.	174,380	96,763
Snam Rete Gas S.p.A. (a)	58,787	364,969
Telecom Italia S.p.A.	531,381	1,608,425
Telecom Italia S.p.A.—RNC	310,650	746,791
Terna Rete Elettrica Nazionale S.p.A. (a)	83,201	306,654
UniCredito Italiano S.p.A.	395,646	3,373,461
Unione di Banche Italiane SCPA	33,315	891,664

		26,951,621

Japan—19.8%
Advantest Corp. (a)	9,200	285,563
Aeon Co., Ltd.	31,600	444,631
Aisin Seiki Co., Ltd.	11,500	459,096
Ajinomoto Co., Inc. (a)	36,000	449,383
All Nippon Airways Co., Ltd.	32,000	124,607
Amada Co., Ltd. (a)	21,000	234,271
Asahi Breweries, Ltd.	21,800	331,344
Asahi Glass Co., Ltd. (a)	47,000	629,741
Asahi Kasei Corp. (a)	62,000	498,715
Astellas Pharma, Inc.	27,800	1,327,963
Benesse Corp. (a)	3,900	148,786
Bridgestone Corp. (a)	35,300	776,292
Canon, Inc.	54,300	2,937,600
Casio Computer Co., Ltd. (a)	14,200	203,239
Central Japan Railway Co.	82	868,311
Chiyoda Corp. (a)	7,000	125,324
Chubu Electric Power Co., Inc. (a)	34,300	885,347
Chugai Pharmaceutical Co., Ltd. (a)	17,500	288,073
Chuo Mitsui Trust Holdings, Inc.	47,262	366,438
Citizen Holdings Co., Ltd. (a)	21,100	211,608
Credit Saison Co., Ltd.	8,200	210,432
CSK Holdings Corp. (a)	4,000	155,736
Dai Nippon Printing Co., Ltd (a)	31,000	441,358
Daido Steel Co., Ltd.	20,893	176,853
Daiichi Sankyo Co., Ltd. (a)	38,600	1,155,669
Daikin Industries, Ltd.	13,100	627,583
Dainippon Ink & Chemicals, Inc. (a)	41,000	180,788
Daito Trust Construction Co., Ltd.	5,000	239,900
Daiwa House Industry Co., Ltd.	31,000	402,377
Daiwa Securities Group, Inc.	68,000	644,444
Denki Kagaku Kogyo K.K. (a)	30,000	167,632
Denso Corp.	26,100	978,398
Dentsu, Inc. (a)	111	314,141
Dowa Holdings Co., Ltd.	16,000	201,120
East Japan Railway Co.	174	1,369,417
Eisai Co., Ltd.	13,000	612,967
Electric Power Development Co., Ltd.	9,500	368,735
Elpida Memory, Inc. (a)	4,900	178,888
Fanuc, Ltd.	9,800	995,785
Fast Retailing Co., Ltd. (a)	3,500	201,399
Fuji Electric Holdings Co., Ltd. (a)	41,000	182,168
FUJIFILM Holdings Corp.	25,500	1,170,607
Fujitsu, Ltd.	103,000	723,961
Fukuoka Financial Group, Inc.	30,000	174,743

Security Description	Shares	Value

Japan—(Continued)
Hankyu Hanshin Holdings, Inc. (a)	60,000	$305,533
Haseko Corp. (a)	52,000	123,666
Hirose Electric Co., Ltd. (a)	1,700	205,964
Hitachi Construction Machinary Co., Ltd. (a)	8,100	321,679
Hitachi, Ltd. (a)	168,000	1,113,569
Hokkaido Electric Power Co., Inc. (a)	10,800	232,956
Hokuhoku Financial Group, Inc.	60,000	168,738
Honda Motor Co., Ltd.	79,700	2,661,963
Hoya Corp.	23,500	798,218
Ibiden Co., Ltd.	7,700	647,486
Ihi Corp. (a)	77,000	240,491
Inpex Holdings, Inc.	51	521,231
Isetan Co., Ltd.	10,300	138,753
Itochu Corp. (a)	79,000	955,557
J Front Retailing Co., Ltd. (a)	15,400	151,302
Japan Prime Realty Investment Corp. (REIT)	34	140,559
Japan Real Estate Investment Corp. (REIT) (a)	21	251,693
Japan Retail Fund Investment Corp. (REIT)	18	156,332
Japan Tobacco, Inc.	229	1,256,404
JFE Holding, Inc.	29,900	2,104,487
JGC Corp. (a)	10,000	192,176
JS Group Corp. (a)	17,300	300,167
JSR Corp. (a)	13,300	324,464
JTEKT Corp. (a)	16,000	280,140
Kajima Corp. (a)	58,000	198,387
Kamigumi Co., Ltd.	21,000	175,655
Kaneka Corp. (a)	16,000	133,934
Kao Corp.	26,000	773,729
Kawasaki Heavy Industries, Ltd. (a)	96,000	374,699
Kawasaki Kisen Kaisha, Ltd. (a)	32,000	468,055
KDDI Corp.	129	953,243
Keihin Electric Express Railway Co., Ltd. (a)	20,000	129,255
Keio Corp. (a)	42,000	261,016
Keyence Corp. (a)	2,100	464,402
Kintetsu Corp. (a)	80,120	248,406
Kirin Holdings Co., Ltd. (a)	42,000	553,610
Kobe Steel, Ltd.	136,000	504,417
Komatsu, Ltd.	47,300	1,576,855
Konami Corp. (a)	6,500	177,235
Konica Minolta Holdings, Inc.	27,500	464,348
Kubota Corp. (a)	59,000	482,528
Kuraray Co., Ltd.	19,000	239,782
Kurita Water Industries, Ltd.	5,500	185,412
Kyocera Corp.	8,800	821,221
Kyowa Hakko Kogyo Co., Ltd. (a)	16,000	163,956
Kyushu Electric Power Co., Inc.	20,200	533,312
Leopalace21 Corp.	6,600	216,440
Makita Corp.	7,300	317,336
Marubeni Corp.	88,000	800,659
Marui Group Co., Ltd. (a)	21,500	236,563
Matsushita Electric Industrial Co., Ltd. (a)	104,000	1,939,521
Matsushita Electric Works, Ltd.	19,000	228,143
Mediceo Paltac Holdings Co., Ltd. (a)	9,000	137,214
Millea Holdings, Inc. (d)	40,400	1,619,144
Mitsubishi Chemical Holdings Corp.	69,000	597,299
Mitsubishi Corp.	67,700	2,125,192
Mitsubishi Electric Corp.	105,000	1,309,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Estate Co., Ltd.	59,000	$1,678,085
Mitsubishi Gas & Chemical Co., Inc. (a)	31,000	285,818
Mitsubishi Heavy Industries, Ltd. (a)	160,000	1,037,961
Mitsubishi Materials Corp. (a)	73,000	453,047
Mitsubishi Rayon Co., Ltd. (a)	35,000	246,607
Mitsubishi Tanabe Pharma Corp.	11,000	138,334
Mitsubishi UFJ Financial Group, Inc.	414,000	3,729,589
Mitsubishi UFJ Securities Co.	14,000	122,088
Mitsui & Co., Ltd. (a)	86,317	2,092,075
Mitsui Chemicals, Inc. (a)	41,000	404,762
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	43,000	241,742
Mitsui Fudosan Co., Ltd.	44,000	1,213,097
Mitsui Mining & Smelting Co., Ltd.	30,000	128,526
Mitsui OSK Lines, Ltd.	59,000	954,238
Mitsui Sumitomo Insurance Co., Ltd. (a)	65,000	759,423
Mitsumi Electric Co., Ltd.	4,400	178,920
Mizuho Financial Group, Inc.	503	2,846,871
Murata Manufacturing Co., Ltd.	11,000	788,448
Namco Bandai Holdings, Inc.	9,800	141,826
NEC Corp. (a)	113,000	545,848
NGK Insulators, Ltd. (a)	16,000	513,660
NGK Spark Plug Co., Ltd. (a)	8,000	123,461
Nidec Corp. (a)	6,900	483,214
Nikko Cordial Corp.	21,500	269,239
Nikon Corp. (a)	18,000	614,432
Nintendo Co., Ltd.	5,100	2,636,675
Nippon Building Fund, Inc. (REIT)	29	420,742
Nippon Electric Glass Co., Ltd.	24,000	384,528
Nippon Express Co., Ltd. (a)	59,000	292,070
Nippon Mining Holdings, Inc.	55,500	554,834
Nippon Oil Corp. (a)	71,000	655,004
Nippon Paper Group, Inc. (a)	49	151,143
Nippon Sheet Glass Co., Ltd. (a)	48,000	291,584
Nippon Steel Corp. (a)	291,000	2,081,022
Nippon Telephone & Telegraph Corp.	270	1,258,267
Nippon Yusen K.K. (a)	59,000	572,860
Nissan Motor Co., Ltd.	114,700	1,140,279
Nisshin Steel Co., Ltd. (a)	54,000	241,671
Nissin Food Products Co., Ltd. (a)	5,000	178,032
Nitto Denko Corp. (a)	9,900	458,717
Nomura Holdings, Inc.	90,400	1,502,545
Nomura Real Estate Office Fund, Inc. (REIT)	14	145,386
Nomura Research Institute, Ltd.	7,500	254,255
NSK, Ltd. (a)	29,000	253,668
NTN Corp. (a)	20,000	177,709
NTT Data Corp. (a)	62	275,332
NTT DoCoMo, Inc.	829	1,176,237
Obayashi Corp. (a)	40,000	184,392
Odakyu Electric Railway Co., Ltd. (a)	40,000	257,294
OJI Paper Co., Ltd. (a)	50,000	241,384
Olympus Corp.	12,000	491,338
Omron Corp.	10,600	278,737
Oriental Land Co., Ltd. (a)	2,600	150,579
ORIX Corp.	4,660	1,052,634
Osaka Gas Co., Ltd. (a)	105,000	367,456
Rakuten, Inc. (a)	301	117,476
Resona Holdings, Inc. (a)	295	503,284

Security Description	Shares	Value

Japan—(Continued)
Ricoh Co., Ltd.	35,000	$735,981
Rohm Co., Ltd.	5,600	493,167
Sankyo Co., Ltd. (a)	2,800	113,028
Sanyo Electric Co., Ltd. (a)	139,000	228,248
Sapporo Hokuyo Holdings, Inc.	15	148,208
SBI Holdings, Inc. (a)	537	139,994
Secom Co., Ltd.	10,500	503,441
Sega Sammy Holdings, Inc. (a)	11,400	151,257
Seiko Epson Corp. (a)	6,700	165,524
Sekisui Chemical Co., Ltd.	30,000	219,327
Sekisui House, Ltd.	30,000	376,516
Seven & I Holdings Co., Ltd.	42,700	1,097,653
Sharp Corp. (a)	51,000	920,538
Shimano, Inc.	4,300	149,995
Shimizu Corp. (a)	29,000	156,995
Shin-Etsu Chemical Co., Ltd.	20,800	1,429,025
Shinko Securities Co., Ltd. (a)	29,000	133,539
Shinsei Bank, Ltd.	79,000	247,691
Shionogi & Co., Ltd.	15,000	230,572
Shiseido Co., Ltd. (a)	20,000	442,636
Showa Denko K.K. (a)	83,000	312,802
Showa Shell Sekiyu K.K.	9,900	126,612
SMC Corp.	3,100	422,845
Softbank Corp. (a)	37,600	689,577
Sojitz Corp.	55,200	239,799
Sompo Japan Insurance, Inc.	50,000	570,116
Sony Corp. (a)	51,000	2,449,196
Stanley Electric Co., Ltd.	9,200	220,512
Sumco Corp.	6,400	258,947
Sumitomo Chemical Co., Ltd. (a)	91,000	777,156
Sumitomo Corp. (a)	53,000	1,022,141
Sumitomo Electric Industries, Ltd. (a)	40,034	635,727
Sumitomo Heavy Industries, Ltd.	36,000	462,691
Sumitomo Metal Industries, Ltd.	208,000	1,202,618
Sumitomo Metal Mining Co., Ltd. (a)	32,000	769,536
Sumitomo Mitsui Financial Group, Inc. (a)	336	2,600,661
Sumitomo Realty & Development Co., Ltd.	19,000	663,909
Suzuken Co., Ltd.	4,374	146,827
T&D Holdings, Inc.	11,500	703,085
Taiheiyo Cement Corp. (a)	70,000	264,990
Taisei Corp. (a)	62,000	178,913
Taisho Pharmaceutical Co., Ltd. (a)	8,000	157,071
Taiyo Nippon Sanso Corp.	14,000	125,195
Takashimaya Co., Ltd. (a)	22,000	243,174
Takeda Pharmaceutical Co., Ltd. (a)	43,900	3,078,058
Takefuji Corp. (a)	5,820	115,150
TDK Corp.	7,100	621,501
Teijin, Ltd. (a)	52,000	252,717
Terumo Corp.	9,300	467,564
The 77 Bank, Ltd.	16,000	107,452
The Bank of Kyoto, Ltd. (a)	17,000	204,812
The Bank of Yokohama, Ltd.	65,000	446,263
The Chiba Bank, Ltd.	37,000	284,243
The Furukawa Electric Co., Ltd.	30,000	145,995
The Gunma Bank, Ltd. (a)	21,000	139,379
The Hachijuni Bank, Ltd.	24,000	171,842
The Hiroshima Bank, Ltd.	30,000	163,002

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Japan Steel Works, Ltd. (a)	24,000	$395,214
The Joyo Bank, Ltd.	32,000	177,435
The Kansai Electric Power Co., Inc. (a)	40,300	917,756
The Shizuoka Bank, Ltd. (a)	32,000	309,489
The Sumitomo Trust & Banking Co., Ltd.	64,000	481,652
The Suruga Bank, Ltd. (a)	13,000	158,183
The Tokyo Electric Power Co., Inc. (a)	61,900	1,558,043
THK Co., Ltd.	6,000	126,050
Tobu Railway Co., Ltd. (a)	62,000	290,356
Toho Co., Ltd.	7,367	145,338
Tohoku Electric Power Co., Inc. (a)	24,900	530,770
Tokuyama Corp. (a)	17,000	256,803
Tokyo Electron, Ltd.	8,900	560,782
Tokyo Gas Co., Ltd.	118,000	547,201
Tokyo Tatemono Co., Ltd.	15,000	190,084
Tokyu Corp. (a)	60,000	390,566
Tokyu Land Corp.	23,000	229,286
TonenGeneral Sekiyu K.K. (a)	21,000	210,319
Toppan Printing Co., Ltd. (a)	33,000	338,483
Toray Industries, Inc. (a)	78,000	615,893
Toshiba Corp. (a)	155,000	1,438,708
Tosoh Corp.	27,000	173,922
Toto, Ltd. (a)	22,000	159,102
Toyo Seikan Kaisha, Ltd. (a)	8,000	150,223
Toyota Industries Corp.	9,800	419,971
Toyota Motor Corp. (a)	137,000	8,009,517
Toyota Tsusho Corp. (a)	11,100	293,290
Trend Micro, Inc. (a)	7,000	301,511
Ube Industries, Ltd.	71,000	250,300
Unicharm Corp.	2,400	146,803
West Japan Railway Co.	98	466,496
Yahoo! Japan Corp. (a)	912	344,109
Yakult Honsha Co., Ltd. (a)	7,000	158,989
Yamada Denki Co., Ltd. (a)	4,710	464,261
Yamaha Corp. (a)	13,200	294,890
Yamaha Motor Co., Ltd.	10,200	258,546
Yamato Holdings Co., Ltd.	21,000	314,085
Yaskawa Electric Corp.	13,000	160,889
Yokogawa Electric Corp.	11,400	138,359

		147,113,061

Luxembourg—0.6%
Acergy S.A. (a)	13,800	407,992
ArcelorMittal	45,818	3,597,364
Oriflame Cosmetics S.A.	2,605	157,437

		4,162,793

Netherlands—3.6%
ABN AMRO Holding NV	91,554	4,794,795
Aegon NV (a)	74,004	1,412,069
Akzo Nobel NV	13,555	1,113,441
ASML Holding NV (b)	24,617	814,738
Corio NV (REIT)	2,452	208,699
European Aeronautic Defense & Space Co. NV (a)	16,711	511,988
Fugro NV	2,795	226,136
Hagemeyer NV (a)	22,992	105,838

Security Description	Shares	Value

Netherlands—(Continued)
Heineken NV	12,643	$827,351
ING Groep NV	94,842	4,194,692
James Hardie Industries NV (AUD) (a)	27,250	171,336
Koninklijke Ahold NV	63,605	958,676
Koninklijke DSM NV (a)	8,274	445,376
Koninklijke Philips Electronics NV	57,518	2,586,412
Qiagen NV	10,235	197,010
Randstad Holding NV	2,678	144,381
Reed Elsevier NV	35,819	678,520
Royal KPN NV	97,634	1,690,807
Royal Numico NV (a)	8,481	655,905
SBM Offshore NV	7,684	301,105
STMicroelectronics NV (a)	34,985	586,084
TNT NV	21,788	910,411
Unilever NV	85,357	2,625,776
Vedior NV	8,732	191,613
Wereldhave NV (REIT)	1,209	145,109
Wolters Kluwer NV	14,000	414,528

		26,912,796

New Zealand—0.1%
Auckland International Airport, Ltd. (a)	47,792	113,321
Fletcher Building, Ltd.	39,780	380,887
Telecom Corp. of New Zealand, Ltd. (a)	139,700	470,141

		964,349

Norway—0.9%
Aker Kvaerner ASA	8,100	256,289
DnB NOR ASA	37,930	578,162
Marine Harvest (a)	146,000	184,874
Norsk Hydro ASA	35,600	1,537,752
Orkla ASA	42,450	754,708
Petroleum Geo-Services ASA (a)	10,020	285,357
Renewable Energy Corp. ASA (b)	9,200	421,129
StatoilHydro ASA (a)	34,050	1,153,031
Storebrand ASA	11,400	176,877
Tandberg ASA	7,500	179,762
Telenor ASA	44,100	877,645
Yara International ASA	10,000	314,122

		6,719,708

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	123,032	508,749
Banco Espirito Santo S.A. (a)	14,779	334,021
Brisa-Auto Estradas de Portugal S.A.	19,503	255,179
Energias de Portugal S.A.	123,055	717,151
Portugal Telecom, SGPS, S.A.	41,274	577,186
Sonae, SGPS, S.A.	64,273	166,191

		2,558,477

Singapore—1.1%
CapitaLand, Ltd. (a)	91,000	498,126
CapitaMall Trust (REIT)	77,000	201,601
City Developments, Ltd.	25,000	271,881
ComfortDelGro Corp., Ltd.	125,000	162,977

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Cosco Corp Singapore Ltd.	56,517	$226,579
DBS Group Holdings, Ltd. (a)	63,978	926,858
Fraser & Neave, Ltd.	72,000	275,531
Keppel Corp., Ltd.	55,000	531,291
Oversea-Chinese Banking Corp.	133,880	800,175
SembCorp Industries, Ltd.	70,000	303,523
Sembcorp Marine	45,685	141,602
Singapore Airlines, Ltd.	31,740	396,891
Singapore Exchange, Ltd.	54,000	467,029
Singapore Press Holdings, Ltd.	92,250	268,056
Singapore Technologies Engineering, Ltd.	106,000	277,549
Singapore Telecommunications, Ltd.	428,820	1,157,576
United Overseas Bank, Ltd.	65,392	971,990
Venture Corp., Ltd.	19,000	211,173

		8,090,408

Spain—4.0%
Abertis Infraestructuras S.A. (a)	13,192	411,448
Acciona S.A. (a)	1,601	433,249
Acerinox S.A. (a)	9,677	289,916
ACS Actividades de Construccion y Servicios S.A.	11,798	648,042
Altadis S.A.	12,473	874,898
Banco Bilbao Vizcaya Argentaria S.A. (a)	179,633	4,195,955
Banco Popular Espanol S.A. (a)	43,005	736,411
Banco Santander S.A.	315,945	6,098,425
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	10,191	154,648
Endesa S.A.	31,866	1,816,556
Fomento de Construcciones y Contratas S.A. (a)	2,404	193,659
Gamesa Corp. Tecnologica S.A.	8,235	335,556
Gas Natural SDG S.A.	5,943	334,447
Gestevision Telecino S.A. (a)	5,641	147,478
Grupo Ferrovial S.A. (a)	3,394	286,170
Iberdrola S.A. (a)	47,465	2,773,912
Iberia Lineas Aereas de Espana	27,595	133,944
Inditex S.A. (a)	12,312	826,298
Indra Sistemas S.A. (a)	7,404	199,894
Mapfre S.A. (a)	24,235	109,180
Repsol YPF S.A.	39,912	1,419,355
Sacyr Vallehermoso S.A. (a)	4,621	160,937
Sociedad General de Aguas de Barcelona S.A.	3,469	131,409
Telefonica S.A.	225,348	6,295,560
Union Fenosa S.A.	6,590	388,649
Zardoya Otis S.A. (a)	5,674	175,678

		29,571,674

Sweden—2.4%
Alfa Laval AB	6,900	442,147
Assa Abloy AB (Series B)	15,700	324,623
Atlas Copco AB (Series A)	35,600	613,653
Atlas Copco AB (Series B)	20,400	324,838
Boliden AB	14,600	309,430
Electrolux AB	13,400	282,448
Eniro AB	11,400	138,566
Getinge AB (Class B)	9,500	229,211
Hennes & Mauritz AB (Series B)	23,650	1,492,435

Security Description	Shares	Value

Sweden—(Continued)
Husqvarna AB	13,400	$172,282
Lundin Petroleum AB (a)	12,800	146,746
Modern Times Group AB	2,450	157,851
Nordea Bank AB	107,962	1,872,638
OMX AB	5,200	224,574
Sandvik AB	54,350	1,161,623
Scania AB	20,800	504,595
Securitas AB	16,800	220,283
Skandinaviska Enskilda Banken AB	23,100	747,169
Skanska AB	19,700	388,896
SKF AB	22,600	474,294
SSAB Svenskt Stal AB (Series A)	9,000	331,670
SSAB Svenskt Stal AB (Series B)	4,200	142,773
Svenska Cellulosa AB	27,300	507,154
Svenska Handelsbanken AB	27,600	852,423
Swedish Match AB	20,100	416,300
Tele2 AB	18,100	389,961
Telefonaktiebolaget LM Ericsson (Class B)	741,800	2,957,729
TeliaSonera AB	117,101	1,052,872
Volvo AB (Series A)	25,700	444,989
Volvo AB (Series B)	54,500	945,773

		18,269,946

Switzerland—6.0%
ABB, Ltd.	106,250	2,775,342
Adecco S.A. (a)	6,735	396,963
Ciba Specialty Chemicals AG	3,545	179,963
Clariant AG	12,901	157,735
Credit Suisse Group	55,275	3,653,833
Geberit AG	1,840	239,884
Givaudan AG	317	291,790
Holcim, Ltd.	10,814	1,189,458
Kuehne & Nagel International AG	2,545	249,664
Logitech International S.A.	8,395	249,076
Lonza Group AG	2,297	249,450
Nestle S.A.	20,212	9,047,962
Nobel Biocare Holding AG	1,257	338,874
Novartis AG	117,054	6,419,895
PSP Swiss Property AG	1,740	92,219
Rieter Holdings AG	231	124,583
Roche Holding AG	35,453	6,402,940
SGS S.A.	236	268,701
Sonova Holding AG	3,025	302,165
Sulzer AG	153	218,730
Swatch Group AG (Class A)	3,574	228,079
Swatch Group AG (Class B)	1,638	535,186
Swiss Life Holding	1,690	436,597
Swiss Reinsurance	17,666	1,566,845
Swisscom AG	1,174	444,705
Syngenta AG	5,262	1,133,991
UBS AG	100,948	5,404,603
Zurich Financial Services AG	7,272	2,171,950

		44,771,183

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—21.4%
3i Group, Plc.	21,947	$445,435
Aegis Group, Plc.	38,895	99,269
Aggreko, Plc.	12,815	150,922
AMEC, Plc.	19,748	297,280
Anglo American, Plc.	68,999	4,584,222
ARM Holdings, Plc.	92,374	289,545
Arriva, Plc.	7,903	124,392
AstraZeneca, Plc.	76,037	3,787,945
Aviva, Plc.	135,100	2,024,026
BAE Systems, Plc.	170,730	1,715,169
Balfour Beatty, Plc.	23,744	229,224
Barclays, Plc.	330,333	3,999,512
Barratt Developments, Plc.	14,790	225,356
Bellway, Plc.	4,518	94,884
BG Group, Plc.	170,778	2,941,741
BHP Billiton, Plc.	119,774	4,235,887
BP, Plc.	964,721	11,112,287
British Airways, Plc.	32,384	252,925
British America Tobacco, Plc.	79,579	2,840,325
British Energy Group, Plc.	50,700	551,586
British Land Co., Plc. (REIT)	28,783	686,592
British Sky Broadcasting, Plc.	57,887	819,339
Brixton, Plc. (REIT)	11,049	81,459
BT Group, Plc.	408,617	2,556,458
Bunzl, Plc.	17,535	250,269
Burberry Group, Plc.	21,038	281,558
Cable & Wireless, Plc.	102,250	383,026
Cadbury Schweppes, Plc.	106,345	1,228,293
Capita Group, Plc.	30,852	455,101
Carnival, Plc.	9,240	439,049
Cattles, Plc.	20,378	144,716
Centrica, Plc.	191,019	1,479,792
Charter, Plc.	7,626	183,639
Cobham, Plc.	70,547	278,852
Compass Group, Plc.	100,636	619,225
Cookson Group, Plc.	8,787	136,603
Daily Mail & General Trust	18,743	240,620
Diageo, Plc.	137,712	3,008,159
DSG International, Plc.	97,803	269,403
Electrocomponents, Plc.	16,808	87,243
EMAP, Plc.	13,982	250,176
Enterprise Inns, Plc.	33,412	403,668
Experian Group, Ltd.	58,574	616,996
Fiberweb, Plc.	6,417	7,709
FirstGroup, Plc.	24,073	337,745
Friends Provident, Plc.	96,075	336,400
G4S, Plc.	65,041	267,691
GKN, Plc.	39,679	286,225
GlaxoSmithKline, Plc.	287,512	7,593,567
Great Portland Estates, Plc. (REIT)	8,123	98,804
Hammerson, Plc. (REIT)	13,769	328,478
Hays, Plc.	70,144	190,080
HBOS, Plc.	189,243	3,522,404
Home Retail Group, Plc. (b)	53,003	402,199
HSBC Holdings, Plc.	590,381	10,874,614
ICAP, Plc.	28,347	304,103
IMI, Plc.	19,184	208,927

Security Description	Shares	Value

United Kingdom—(Continued)
Imperial Chemical Industries, Plc.	58,839	$780,707
Imperial Tobacco Group, Plc.	35,621	1,626,199
Inchcape, Plc.	27,374	234,500
Intercontinental Hotels Group, Plc.	16,976	335,359
International Power, Plc.	73,371	674,043
Intertek Group, Plc.	6,257	120,504
Invensys, Plc.	37,517	236,269
Invesco, Plc.	45,539	613,214
Investec, Plc.	20,624	214,879
J. Sainsbury Co.	79,488	934,292
Johnson Matthey, Plc.	11,394	386,341
Kelda Group, Plc.	14,661	257,277
Kesa Electricals, Plc.	27,443	153,718
Kingfisher, Plc.	119,296	434,622
Ladbrokes, Plc.	37,290	327,727
Land Securities Group, Plc. (REIT)	25,707	880,148
Legal & General Group, Plc.	329,784	896,936
Liberty International, Plc. (REIT)	13,045	303,036
Lloyds TSB Group, Plc.	283,517	3,131,310
LogicaCMG, Plc.	71,079	218,834
London Stock Exchange Group, Plc. (a)	8,694	290,812
Man Group, Plc.	89,738	1,010,408
Marks & Spencer Group, Plc.	88,472	1,108,620
Meggitt, Plc.	33,362	215,648
Michael Page International, Plc.	15,380	129,264
Misys, Plc.	25,242	113,499
Mitchells & Butlers, Plc.	20,913	259,689
Mondi, Plc.	18,422	174,358
National Express Group, Plc.	5,547	139,805
National Grid, Plc.	136,270	2,175,383
Next, Plc.	10,683	427,052
Old Mutual, Plc.	266,329	869,089
Pearson, Plc.	43,576	672,095
Persimmon, Plc.	15,499	304,354
Provident Financial, Plc.	6,939	126,028
Prudential, Plc.	124,313	1,901,361
Punch Taverns, Plc.	14,968	300,418
Reckitt Benckiser, Plc.	30,954	1,810,431
Reed Elsevier, Plc.	62,912	790,761
Rentokil Initial, Plc.	108,536	369,083
Resolution, Plc.	40,370	560,219
Reuters Group, Plc.	62,100	814,512
Rexam, Plc.	33,118	371,856
Rio Tinto, Plc.	50,354	4,299,196
Rolls-Royce Group, Plc.	89,424	951,223
Royal Bank of Scotland Group, Plc.	477,169	5,098,397
Royal Dutch Shell, Plc. (Class A)	184,062	7,543,055
Royal Dutch Shell, Plc. (Class B)	139,214	5,685,812
SABMiller, Plc.	44,998	1,276,012
Sage Group, Ltd.	61,607	312,896
Schroders, Plc.	8,408	237,394
Scottish & Newcastle, Plc.	44,513	553,717
Scottish & Southern Energy, Plc.	42,880	1,319,283
Segro, Plc. (REIT)	20,194	205,330
Serco Group, Plc.	26,863	227,144
Severn Trent, Plc.	11,232	322,400
Signet Group, Plc.	90,531	154,309

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Smith & Nephew, Plc.	52,862	$643,822
Smiths Group, Plc.	20,102	437,529
Stagecoach Group, Plc.	28,590	132,378
Standard Life, Plc.	110,415	648,507
Tate & Lyle, Plc.	26,178	214,508
Taylor Wimpey, Plc.	59,887	336,527
Tesco, Plc.	396,548	3,548,338
The Carphone Warehouse, Plc. (a)	18,370	130,703
Thomas Cook Group, Plc.	26,127	148,113
Tomkins, Plc.	43,005	199,120
Travis Perkins, Plc.	7,517	235,984
Trinity Mirror, Plc.	11,804	99,281
TUI Travel, Plc.	35,043	179,915
Unilever, Plc.	65,076	2,048,701
United Business Media, Plc.	15,875	223,677
United Utilities, Plc.	47,517	677,233
Vodafone Group, Plc.	2,665,641	9,614,542
Whitbread, Plc.	10,990	363,736
William Hill, Plc.	16,542	216,671
Wolseley, Plc.	34,021	572,372
WPP Group, Plc.	58,263	785,257
Xstrata, Plc.	31,958	2,096,166
Yell Group, Plc.	47,454	414,834

		159,509,856

United States—3.7%
iShares MSCI EAFE Index Fund (a)	332,500	27,451,200
Synthes, Inc. (CHF) (b)	3,671	409,605

		27,860,805

Total Common Stock (Identified Cost $462,451,406)		733,772,081

Preferred Stock—0.5%

Australia—0.1%
GPT Group (REIT)	94,845	429,673
Macquarie Infrastructure Group (a)	143,435	398,795

		828,468

Germany—0.4%
Henkel KGaA	8,412	431,481
Porsche AG	439	929,508
ProSiebensat.1 Media AG (b)	3,839	120,381
RWE AG	2,334	261,957
Volkswagen AG	5,303	727,530

		2,470,857

Italy—0.0%
Unipol Gruppo Finanziario S.p.A.	44,653	139,643

Switzerland—0.0%
Schindler Holding AG (a)	3,504	220,015

Total Preferred Stock (Identified Cost $1,770,107)		3,658,983

Units—0.4%
Security Description	Shares	Value

Australia—0.2%
Centro Properties Group (REIT)	48,752	$317,002
CFS Retail Property Trust (REIT) (a)	100,244	211,601
ING Industrial Fund (REIT) (a)	56,698	141,557
Macquarie Office Trust (REIT)	101,599	140,382
Stockland (REIT) (a)	72,183	573,547

		1,384,089

Ireland—0.0%
Grafton Group, Plc.	15,414	172,176

Switzerland—0.2%
Compagnie Financière Richemont S.A.	26,478	1,748,427

United Kingdom—0.0%
Berkeley Group Holdings, Plc.	4,020	117,429

Total Units (Identified Cost $1,694,030)		3,422,121

Rights—0.1%

Australia—0.0%
Newcrest Mining	5,694	53,412

Austria—0.0%
Raiffeisen International Bank Holding AG (c)	1,705	0
Wienerberger AG	3,825	10,256

		10,256

Belgium—0.1%
Fortis	62,151	328,803

Italy—0.0%
Capitalia S.p.A. (a) (c)	92,430	0

Japan—0.0%
Dowa Mining Co., Ltd.	16,000	10,114

Total Rights (Identified Cost $254,743)		402,585

Short Term Investments—0.2%
Security Description	Face Amount	Value

United States—0.2%
Federal Home Loan Bank 4.000%, 10/01/07	$1,250,000	1,250,000

Total Short Term Investments (Identified Cost $1,250,000)		1,250,000

Total Investments—99.7% (Identified Cost $467,420,286) (e)		742,505,770
Other assets less liabilities		2,025,829

Total Net Assets—100%		$744,531,599

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $123,567,605 and the collateral received consisted of cash in the amount of $126,583,706 and securities with a market value of $2,228,442.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $467,420,286 and the composition of unrealized appreciation and depreciation of investment securities was $281,520,768 and $(6,435,284), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone

Ten Largest Industries as of September 30, 2007	Percentage of Total Net Assets
Commercial Banks	14.9%
Oil, Gas & Consumable Fuels	6.8%
Metals & Mining	5.6%
Pharmaceuticals	5.2%
Insurance	4.7%
Mutual Funds	3.7%
Diversified Telecommunication Services	3.6%
Automobiles	3.2%
Electric Utilities	3.1%
Food Products	2.7%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
L-3 Communications Holdings, Inc.	190,700	$19,478,098
Spirit Aerosystems Holdings, Inc.	613,000	23,870,220

		43,348,318

Automobiles—1.2%
Harley-Davidson, Inc.	317,500	14,671,675

Beverages—1.9%
Constellation Brands, Inc. (a) (b)	949,900	22,997,079

Capital Markets—4.8%
Jefferies Group, Inc.	717,800	19,976,374
Morgan Stanley	267,400	16,846,200
The Bear Stearns Co., Inc. (a)	180,600	22,179,486

		59,002,060

Commercial Banks—1.1%
The Colonial BancGroup, Inc. (a)	646,600	13,979,492

Communications Equipment—0.8%
Arris Group, Inc. (b)	815,500	10,071,425

Construction & Engineering—2.0%
Chicago Bridge & Iron Co., NV	570,700	24,574,342

Electric Utilities—5.3%
DPL, Inc. (a)	869,500	22,833,070
FirstEnergy Corp.	374,700	23,733,498
PPL Corp. (a)	405,300	18,765,390

		65,331,958

Electronic Equipment & Instruments—0.8%
Avnet, Inc.	260,500	10,383,530

Energy Equipment & Services—4.4%
National Oilwell Varco, Inc. (b)	107,500	15,533,750
Noble Corp.	409,000	20,061,450
Oceaneering International, Inc. (b)	247,900	18,790,820

		54,386,020

Food Products—4.7%
ConAgra Foods, Inc.	908,200	23,731,266
Smithfield Foods, Inc. (a) (b)	608,900	19,180,350
Tyson Foods, Inc. (Class A)	858,800	15,329,580

		58,241,196

Health Care Equipment & Supplies—0.7%
Covidien, Ltd. (b)	221,400	9,188,100

Health Care Providers & Services—4.7%
Aetna, Inc.	395,900	21,485,493
CIGNA Corp.	441,500	23,527,535
Coventry Health Care, Inc. (b)	203,450	12,656,624

		57,669,652

Security Description	Shares	Value

Household Durables—3.9%
KB Home (a)	281,900	$7,064,414
NVR, Inc. (a) (b)	43,100	20,267,775
The Ryland Group, Inc. (a)	361,000	7,736,230
Whirlpool Corp. (a)	148,500	13,231,350

		48,299,769

Independent Power Producers & Energy Traders—5.0%
Constellation Energy Group	278,500	23,892,515
Mirant Corp. (b)	434,800	17,687,664
NRG Energy, Inc. (a) (b)	485,600	20,536,024

		62,116,203

Industrial Conglomerates—1.9%
McDermott International, Inc. (b)	433,400	23,438,272

Insurance—5.3%
Assurant, Inc. (a)	429,760	22,992,160
Endurance Specialty Holdings, Ltd. (a)	292,100	12,136,755
Fidelity National Financial, Inc. (a)	836,200	14,616,776
StanCorp Financial Group, Inc.	308,800	15,288,688

		65,034,379

IT Services—0.6%
Affiliated Computer Services, Inc. (b)	150,900	7,581,216

Machinery—5.5%
Eaton Corp.	195,600	19,372,224
Joy Global, Inc.	416,200	21,167,932
Terex Corp.	301,800	26,866,236

		67,406,392

Media—1.1%
The McGraw-Hill Cos., Inc.	272,600	13,878,066

Metals & Mining—7.5%
Cleveland-Cliffs, Inc. (a)	140,800	12,386,176
Freeport-McMoRan Copper & Gold, Inc. (Class B)	282,700	29,652,403
Sterlite Industries India, Ltd. (ADR) (b)	668,700	12,370,950
Teck Cominco, Ltd. (Class B) (CAD)	413,500	19,728,085
United States Steel Corp.	167,300	17,723,762

		91,861,376

Multiline Retail—2.8%
J.C. Penney Co., Inc.	261,600	16,577,592
Macy’s, Inc.	313,300	10,125,856
Saks, Inc. (a) (b)	425,000	7,288,750

		33,992,198

Oil, Gas & Consumable Fuels—6.0%
Canadian Natural Resources, Ltd. (a)	254,600	19,285,950
Denbury Resources, Inc. (b)	389,500	17,406,755
Ship Finance International, Ltd. (a)	441,913	11,609,055
Southwestern Energy Co. (b)	229,100	9,587,835
Talisman Energy, Inc.	316,515	6,235,345
XTO Energy, Inc.	159,208	9,845,423

		73,970,363

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—1.0%
NBTY, Inc. (b)	292,115	$11,859,869

Pharmaceuticals—3.1%
Endo Pharmaceuticals Holdings, Inc. (b)	494,400	15,331,344
Shire, Plc. (ADR)	301,600	22,312,368

		37,643,712

Real Estate Investment Trusts—5.7%
Annaly Capital Management, Inc.	718,300	11,442,519
Colonial Properties Trust	299,000	10,255,700
Developers Diversified Realty Corp.	187,600	10,481,212
First Industrial Realty Trust, Inc. (a)	224,100	8,710,767
iStar Financial, Inc. (a)	480,700	16,338,993
Ventas, Inc. (a)	315,200	13,049,280

		70,278,471

Semiconductors & Semiconductor Equipment—1.6%
International Rectifier Corp. (a) (b)	580,100	19,137,499

Software—3.8%
Activision, Inc. (b)	779,400	16,827,246
Check Point Software Technologies, Ltd. (b)	463,406	11,668,563
Take-Two Interactive Software, Inc. (a) (b)	1,080,000	18,446,400

		46,942,209

Specialty Retail—2.0%
Abercrombie & Fitch Co. (Class A)	52,200	4,212,540
Aeropostale, Inc. (a) (b)	423,600	8,073,816
TJX Cos., Inc.	439,200	12,767,544

		25,053,900

Textiles, Apparel & Luxury Goods—2.0%
Liz Claiborne, Inc. (a)	699,500	24,013,835

Thrifts & Mortgage Finance—1.3%
MGIC Investment Corp. (a)	142,100	4,591,251
The PMI Group, Inc. (a)	350,300	11,454,810

		16,046,061

Total Common Stock (Identified Cost $1,040,348,530)		1,182,398,637

Preferred Stock—1.5%

Aerospace & Defense—1.5%
Empresa Brasileira de Aeronautica S.A. (ADR)	419,200	18,411,264

Total Preferred Stock (Identified Cost $16,448,182)		18,411,264

Short Term Investments—1.2%
Security Description	Face Amount	Value

Repurchase Agreement—1.2%
State Street Corp. Repurchase Agreement dated 09/28/07 at 1.50% to be repurchased at $14,302,788 on 10/01/07, collateralized by $14,565,000 U.S. Treasury Note 3.75% due 5/15/08 with a value of $14,732,716.	$14,301,000	$14,301,000

Total Short Term Investments (Identified Cost $14,301,000)		14,301,000

Total Investments—98.7% (Identified Cost $1,071,097,712) (c)		1,215,110,901
Other assets less liabilities		16,402,993

Total Net Assets—100%		$1,231,513,894

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $215,270,185 and the collateral received consisted of cash in the amount of $201,396,064 and securities with a market value of $19,306,877.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,071,097,712 and the composition of unrealized appreciation and depreciation of investment securities was $197,512,029 and $(53,498,840), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Canada—1.3%
Husky Energy, Inc.	303,600	$12,632,857
Manulife Financial Corp.	13,360	550,011

		13,182,868

Cayman Islands—2.6%
3SBio, Inc. (ADR) (a)	41,100	593,073
ACE, Ltd.	100,970	6,115,753
Transocean, Inc.	126,870	14,342,653
XL Capital, Ltd. (Class A) (b)	67,010	5,307,192

		26,358,671

Denmark—0.3%
Novo Nordisk A/S	23,800	2,871,806

Finland—0.8%
Fortum Oyj	210,680	7,705,463

France—5.3%
BNP Paribas S.A. (b)	23,050	2,511,857
LVMH Moet Hennessy Louis Vuitton S.A. (b)	119,561	14,279,933
NicOx S.A. (a) (b)	51,405	1,227,750
Sanofi-Aventis (b)	115,482	9,761,534
Société Générale (b)	50,879	8,501,925
Technip S.A.	129,570	11,548,965
Total S.A. (b)	72,158	5,821,374

		53,653,338

Germany—5.8%
Allianz AG	59,420	13,833,901
Bayerische Motoren Werke AG	159,535	10,259,119
SAP AG	229,360	13,390,262
Siemens AG	156,468	21,436,414

		58,919,696

India—3.0%
Dish TV India, Ltd. (a)	597,114	1,103,655
Hindustan Lever, Ltd.	1,028,800	5,707,867
ICICI Bank, Ltd. (ADR) (b)	58,630	3,090,974
Infosys Technologies, Ltd.	249,526	11,843,405
Wire & Wireless India, Ltd. (a)	556,330	626,737
Zee Telefilms, Ltd.	929,960	8,063,127

		30,435,765

Italy—0.8%
Bulgari S.p.A.	335,700	5,277,528
Tod’s S.p.A. (b)	35,200	2,950,943

		8,228,471

Japan—11.2%
Canon, Inc.	69,100	3,739,410
Chugai Pharmaceutical Co., Ltd. (b)	166,100	2,735,055
Credit Saison Co., Ltd. (b)	176,200	4,523,096
Fanuc, Ltd.	27,300	2,774,817
Hoya Corp. (b)	214,800	7,298,275

Security Description	Shares	Value

Japan—(Continued)
KDDI Corp.	1,376	$10,171,015
Keyence Corp. (b)	20,900	4,623,311
Kyocera Corp.	52,200	4,872,816
Mitsubishi Electric Corp.	368,000	4,591,233
Murata Manufacturing Co., Ltd.	130,300	9,342,368
Nidec Corp.	36,000	2,521,882
Nintendo Co., Ltd.	15,300	7,912,433
Resona Holdings, Inc. (b)	1,338	2,283,384
Secom Co., Ltd.	105,000	5,035,939
Sega Sammy Holdings, Inc. (b)	131,700	1,747,948
Seven & I Holdings Co., Ltd.	108,891	2,800,020
Shionogi & Co., Ltd.	436,000	6,704,010
Sony Corp. (b)	279,428	13,423,184
Square Enix Co., Ltd. (b)	140,400	4,629,792
Sumitomo Mitsui Financial Group, Inc. (b)	755	5,845,527
Toyota Motor Corp. (b)	115,200	6,737,060

		114,312,575

Mexico—2.0%
Fomento Economico Mexicano S.A. de C.V. (b)	1,876,860	6,994,125
Grupo Modelo S.A. de C.V.	864,910	4,153,467
Grupo Televisa S.A. (ADR)	388,870	9,398,988

		20,546,580

Netherlands—2.5%
European Aeronautic Defense & Space Co. NV (b)	312,957	9,585,949
Koninklijke Philips Electronics NV	287,048	12,904,515
TNT NV (a)	77,100	3,220,829

		25,711,293

Norway—0.6%
Tandberg ASA (b)	255,970	6,146,440

Panama—1.2%
Carnival Corp. (b)	262,370	12,706,579

South Korea—1.8%
Hyundai Heavy Industries Co., Ltd.	7,362	3,393,654
Samsung Electronics Co., Ltd.	8,471	5,315,823
SK Telecom Co., Ltd. (ADR)	343,140	10,191,258

		18,900,735

Spain—1.1%
Inditex S.A. (b)	168,490	11,305,120

Sweden—7.4%
Assa Abloy AB (Series B)	494,400	10,212,354
Hennes & Mauritz AB (Series B)	289,110	18,226,140
Investor AB	241,100	6,160,198
Telefonaktiebolaget LM Ericsson (Class B)	10,140,680	40,392,966

		74,991,658

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—2.9%
Credit Suisse Group	222,422	$14,713,426
Roche Holding AG	67,758	12,246,250
Syngenta AG	12,242	2,640,142

		29,599,818

Taiwan—2.1%
BenQ Corp. (a)	2,469,000	1,247,884
MediaTek, Inc.	700,455	12,581,465
Taiwan Semiconductor Manufacturing Co., Ltd.	2,921,217	5,679,901
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	236,676	2,395,161

		21,904,411

United Kingdom—11.9%
BP, Plc. (ADR)	111,250	7,715,188
Burberry Group, Plc.	338,803	4,537,202
Cadbury Schweppes, Plc.	798,931	9,233,605
Diageo, Plc.	233,294	5,099,288
Experian Group, Ltd.	168,548	1,776,552
HSBC Holdings, Plc.	530,857	9,688,311
Pearson, Plc.	275,262	4,248,213
Prudential, Plc.	625,772	9,577,259
Reckitt Benckiser, Plc.	237,578	13,904,278
Royal Bank of Scotland Group, Plc.	1,213,716	12,976,439
RT Group, Plc. (c) (d) (e)	282,264	0
Smith & Nephew, Plc.	421,628	5,138,413
Tesco, Plc.	1,011,829	9,059,692
Vodafone Group, Plc.	6,549,101	23,636,636
WPP Group, Plc.	350,345	4,724,890

		121,315,966

United States—31.8%
3M Co.	117,070	10,955,411
Acadia Pharmaceuticals, Inc. (a) (b)	75,300	1,133,265
Adobe Systems, Inc. (a)	252,470	11,022,840
Advanced Micro Devices, Inc. (a) (b)	601,610	7,941,252
Aflac, Inc.	120,600	6,879,024
Altera Corp. (a) (b)	302,230	7,277,698
American International Group, Inc.	114,900	7,772,985
Automatic Data Processing, Inc.	249,010	11,437,029
Boeing Co.	63,260	6,641,667
Chevron Corp.	90,070	8,428,751
Cisco Systems, Inc. (a)	160,410	5,311,175
Coach, Inc. (a)	74,680	3,530,124
Colgate-Palmolive Co.	112,800	8,044,896
Corning, Inc. (a)	442,810	10,915,266
Cree, Inc. (a) (b)	201,140	6,255,454
eBay, Inc. (a)	464,030	18,106,451
Emerson Electric Co.	217,500	11,575,350
Genentech, Inc. (a)	48,540	3,787,091
Getty Images, Inc. (a) (b)	47,200	1,314,048
Gilead Sciences, Inc. (a)	209,360	8,556,543
Hospira, Inc. (a)	25,800	1,069,410
IDEXX Laboratories, Inc. (a)	9,200	1,008,228
InterMune, Inc. (a) (b)	68,300	1,306,579

Security Description	Shares	Value

United States—(Continued)
International Game Technology	143,670	$6,192,177
Intuit, Inc. (a) (b)	348,220	10,551,066
Johnson & Johnson	36,950	2,427,615
Juniper Networks, Inc. (a)	518,800	18,993,268
Linear Technology Corp. (b)	124,910	4,370,601
Lockheed Martin Corp.	58,980	6,398,740
Maxim Integrated Products, Inc. (b)	278,590	8,176,617
McDonald’s Corp.	140,500	7,653,035
Microsoft Corp.	511,360	15,064,666
Morgan Stanley	129,270	8,144,010
Nektar Therapeutics (a) (b)	68,770	607,239
Northern Trust Corp.	159,960	10,600,549
Northrop Grumman Corp.	65,430	5,103,540
Pharmion Corp. (a)	18,100	835,134
Praxair, Inc. (b)	37,600	3,149,376
Raytheon Co.	108,150	6,902,133
Regeneron Pharmaceuticals, Inc. (a) (b)	43,890	781,242
Seattle Genetics, Inc. (a) (b)	104,026	1,169,252
Shuffle Master, Inc. (a) (b)	72,900	1,089,855
Sirius Satellite Radio, Inc. (a) (b)	2,356,460	8,224,045
The Walt Disney Co. (b)	304,760	10,480,696
Theravance, Inc. (a) (b)	104,580	2,728,492
Tiffany & Co.	196,500	10,286,775
United Parcel Service, Inc. (Class B)	4,700	352,437
Wal-Mart Stores, Inc.	188,910	8,245,922
Xilinx, Inc. (b)	201,990	5,280,019

		324,079,038

Total Common Stock (Identified Cost $821,377,750)		982,876,291

Preferred Stock—2.8%

Brazil—0.9%
Empresa Brasileira de Aeronautica S.A. (ADR)	209,410	9,197,287

Germany—1.1%
Bayerische Motoren Werke AG	50,509	2,716,655
Porsche AG	4,124	8,729,723

		11,446,378

Mexico—0.8%
Companhia de Bebidas das Americas (ADR)	113,350	8,289,285

Total Preferred Stock (Identified Cost $18,764,571)		28,932,950

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Short Term Investments—0.4%

Security Description	Face Amount	Value

United States—0.4%
State Street Corp. Repurchase Agreement dated 09/28/07 at 1.500% to be repurchased at $3,715,464 on 10/01/07, collateralized by $3,005,000 U.S. Treasury Bond 7.25% due 08/15/22 with a value of $3,790,056.	$3,715,000	$3,715,000

Total Short Term Investments (Identified Cost $3,715,000)		3,715,000

Total Investments—99.6% (Identified Cost $843,857,321) (f)		1,015,524,241
Other assets less liabilities		3,854,682

Total Net Assets—100%		$1,019,378,923

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $150,465,039 and the collateral received consisted of cash in the amount of $142,818,687 and securities with a market value of $12,429,570.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $843,857,321 and the composition of unrealized appreciation and depreciation of investment securities was $198,463,131 and $(26,796,211), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2007	Percentage of Total Net Assets
Communications Equipment	7.5%
Semiconductors & Semiconductor Equipment	7.3%
Software	5.4%
Insurance	4.9%
Media	4.7%
Commercial Banks	4.4%
Wireless Telecommunication Services	4.3%
Aerospace & Defense	4.3%
Oil, Gas & Consumable Fuels	4.1%
Specialty Retail	3.9%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—95.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp. (a)	16,150	$489,991
American Science & Engineering, Inc. (b)	3,847	241,053
Argon, Inc. (a) (b)	5,067	100,327
Ceradyne, Inc. (a) (b)	11,714	887,218
Cubic Corp.	5,913	249,351
Curtiss Wright Corp.	21,005	997,737
DynCorp. International, Inc. (a)	11,467	265,002
EDO Corp. (b)	9,094	509,355
Esterline Technologies Corp. (a)	11,072	631,658
GenCorp, Inc. (a) (b)	29,214	349,399
HEICO Corp. (Class A)	371	14,655
HEICO Corp. (Class B) (b)	11,220	553,819
Hexcel Corp. (a) (b)	44,231	1,004,486
Innovative Solutions & Support (a) (b)	5,983	113,498
Ladish, Inc. (a) (b)	5,726	317,678
Moog, Inc. (a)	17,087	750,803
Orbital Sciences Corp. (a)	27,067	601,970
Taser International, Inc. (a) (b)	33,053	518,602
Teledyne Technologies, Inc. (a)	15,249	814,144
Triumph Group, Inc. (b)	7,467	610,129
United Industrial Corp. (b)	4,897	368,548

		10,389,423

Air Freight & Logistics—0.3%
ABX Air, Inc. (a)	23,408	165,729
Atlas Air Worldwide Holdings, Inc. (a) (b)	6,034	311,535
Dynamex, Inc. (a) (b)	4,483	114,855
Forward Air Corp.	13,946	415,312
Hub Group, Inc. (Class A) (a)	18,714	561,981
Pacer International, Inc. (b)	16,680	317,754

		1,887,166

Airlines—0.5%
AirTran Holdings, Inc. (a) (b)	44,237	435,292
Alaska Air Group, Inc. (a)	17,391	401,558
ExpressJet Holdings, Inc. (a) (b)	29,759	91,955
JetBlue Airways Corp. (a) (b)	83,800	772,636
Midwest Air Group, Inc. (a) (b)	11,297	185,836
Pinnacle Airlines Corp. (a) (b)	9,041	144,837
Republic Airways Holdings, Inc. (a)	17,610	372,804
SkyWest, Inc.	29,021	730,458

		3,135,376

Auto Components—1.0%
Aftermarket Technology Corp. (a)	8,998	285,597
American Axle & Manufacturing Holdings, Inc.	23,325	588,956
Amerigon, Inc. (a) (b)	9,941	172,079
ArvinMeritor, Inc. (b)	30,437	511,950
Cooper Tire & Rubber Co.	27,362	667,633
Drew Industries, Inc. (a) (b)	7,424	302,008
Exide Technologies (a) (b)	27,961	181,747
GenTek, Inc. (a) (b)	4,203	126,426
Hayes Lemmerz International, Inc. (a) (b)	43,276	180,028
Lear Corp. (a)	37,260	1,196,046
Modine Manufacturing Co.	15,536	413,568
Noble International, Ltd. (b)	5,258	111,943

Security Description	Shares	Value

Auto Components—(Continued)
Sauer-Danfoss, Inc.	5,815	$155,144
Spartan Motors, Inc. (b)	14,578	245,348
Standard Motor Products, Inc.	12,593	118,374
Superior Industries International, Inc. (b)	9,838	213,386
Tenneco, Inc. (a)	21,306	660,699
Visteon Corp. (a) (b)	56,283	289,858

		6,420,790

Automobiles—0.1%
Fleetwood Enterprises, Inc. (a) (b)	26,499	226,566
Monaco Coach Corp. (b)	10,951	153,643
Winnebago Industries, Inc. (b)	15,161	362,045

		742,254

Beverages—0.2%
Boston Beer, Inc. (a)	5,333	259,504
Central European Distribution Corp. (a) (b)	15,338	734,844
Coca-Cola Bottling Co.	2,341	141,162
Jones Soda Co. (a) (b)	10,399	125,412

		1,260,922

Biotechnology—3.0%
Acadia Pharmaceuticals, Inc. (a) (b)	14,446	217,412
Acorda Therapeutics, Inc. (a) (b)	9,983	183,188
Alexion Pharmaceuticals, Inc. (a) (b)	17,734	1,155,370
Alkermes, Inc. (a)	42,894	789,250
Allos Therapeutics, Inc. (a) (b)	20,309	96,468
Alnylam Pharmaceuticals, Inc. (a) (b)	16,301	534,184
Altus Pharmaceuticals, Inc. (a) (b)	10,231	107,323
Applera Corp.—Celera Genomics (a)	34,927	491,074
Arena Pharmaceuticals, Inc. (a)	26,752	292,934
Ariad Pharmaceuticals, Inc. (a) (b)	26,812	124,140
Arqule, Inc. (a) (b)	15,797	112,633
Array Biopharma, Inc. (a) (b)	23,217	260,727
Bioenvision, Inc. (a) (b)	26,223	138,457
BioMarin Pharmaceutical, Inc. (a)	47,524	1,183,348
Cell Genesys, Inc. (a)	29,092	111,131
Cepheid, Inc. (a)	23,040	525,312
Cubist Pharmaceuticals, Inc. (a) (b)	26,709	564,361
CV Therapeutics, Inc. (a) (b)	26,846	241,077
CytRx Corp. (a) (b)	41,326	142,988
Dendreon Corp. (a) (b)	49,424	380,071
Enzon Pharmaceuticals, Inc. (a) (b)	18,276	161,012
Genomic Health, Inc. (a) (b)	5,515	105,833
Geron Corp. (a) (b)	33,767	247,174
GTx, Inc. (a) (b)	5,805	94,505
Halozyme Therapeutics, Inc. (a) (b)	29,650	257,659
Human Genome Sciences, Inc. (a) (b)	60,577	623,337
Immunomedics, Inc. (a) (b)	41,103	94,126
Incyte Corp. (a) (b)	44,516	318,289
Indevus Pharmaceuticals, Inc. (a) (b)	23,451	162,046
InterMune, Inc. (a) (b)	12,030	230,134
ISIS Pharmaceuticals, Inc. (a) (b)	38,847	581,540
Keryx Biopharmaceuticals, Inc. (a) (b)	18,993	188,790
Kosan Biosciences, Inc. (a) (b)	20,553	102,971
Lifecell Corp. (a) (b)	14,785	555,472

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Ligand Pharmaceuticals, Inc. (a) (b)	41,523	$221,733
MannKind Corp. (a) (b)	19,317	186,989
Martek Biosciences Corp. (a)	14,459	419,745
Medarex, Inc. (a) (b)	55,853	790,878
Metabolix, Inc. (a) (b)	6,874	166,763
Momenta Pharmaceuticals, Inc. (a) (b)	9,918	112,966
Myriad Genetics, Inc. (a) (b)	18,825	981,724
Nabi Biopharmaceuticals (a) (b)	23,972	97,326
Neurocrine Biosciences, Inc. (a) (b)	15,708	157,080
Neurogen Corp. (a) (b)	21,718	96,428
Omrix Biopharmaceuticals, Inc. (a) (b)	6,401	226,019
Onyx Pharmaceuticals, Inc. (a) (b)	20,787	904,650
OSI Pharmaceuticals, Inc. (a)	27,607	938,362
Pharmion Corp. (a)	12,575	580,210
Progenics Pharmaceuticals, Inc. (a) (b)	9,591	212,057
Protalix Bio Therapeutics, Inc. (a) (b)	883	30,516
Regeneron Pharmaceuticals, Inc. (a) (b)	28,889	514,224
Rigel Pharmaceuticals, Inc. (a) (b)	11,376	107,276
Savient Pharmaceuticals, Inc. (a) (b)	24,781	360,564
Seattle Genetics, Inc. (a)	19,540	219,630
Senomyx, Inc. (a) (b)	12,840	157,290
United Therapeutics Corp. (a)	10,330	687,358
Vanda Pharmaceuticals, Inc. (a) (b)	12,291	170,968
XOMA, Ltd. (a)	61,513	209,759
Zymogenetics, Inc. (a) (b)	19,674	256,746

		20,181,597

Building Products—0.5%
AAON, Inc.	5,743	113,309
American Woodmark Corp. (b)	6,518	161,581
Ameron International Corp. (b)	4,079	431,436
Apogee Enterprises, Inc.	12,965	336,312
Builders Firstsource, Inc. (a) (b)	12,452	134,233
Gibraltar Industries, Inc.	10,266	189,921
Goodman Global, Inc. (a)	17,154	409,637
Griffon Corp. (a) (b)	13,886	209,679
Insteel Industries, Inc. (b)	6,154	94,464
NCI Building Systems, Inc. (a)	9,230	398,828
Simpson Manufacturing Co. , Inc. (b)	18,113	576,899
Trex Co., Inc. (a) (b)	9,145	101,692
Universal Forest Products, Inc. (b)	7,724	230,948

		3,388,939

Capital Markets—1.5%
Apollo Investment Corp.	49,644	1,032,595
Ares Capital Corp. (b)	31,431	511,382
Calamos Asset Management, Inc.	11,756	331,872
Capital Southwest Corp. (b)	1,404	172,355
Cohen & Steers, Inc. (b)	7,968	295,055
Cowen Group, Inc. (a)	7,495	103,581
Evercore Partners, Inc.	4,187	110,076
FBR Capital Markets Corp.	13,932	181,535
FCStone Group, Inc. (a) (b)	4,131	133,307
GAMCO Investors, Inc. (b)	2,573	141,000
GFI Group, Inc. (a) (b)	7,254	624,714
Gladstone Capital Corp. (b)	4,639	90,553

Security Description	Shares	Value

Capital Markets—(Continued)
Greenhill & Co., Inc. (b)	8,020	$489,621
Hercules Technology Growth Capital, Inc. (b)	10,892	144,537
HFF, Inc. (a)	7,472	88,693
KBW, Inc. (a) (b)	13,307	382,975
Knight Capital Group, Inc. (a)	46,169	552,181
Kohlberg Capital Corp.	6,800	102,408
LaBranche & Co., Inc. (a) (b)	27,614	129,234
Ladenburg Thalmann Financial Services, Inc. (a) (b)	46,679	91,491
MCG Capital Corp.	28,336	407,755
MVC Capital, Inc.	11,235	208,185
optionsXpress Holdings, Inc. (b)	19,776	516,945
Patriot Capital Funding, Inc. (b)	8,686	116,132
PennantPark Investment Corp. (b)	9,463	126,804
Penson Worldwide, Inc. (a) (b)	6,797	125,609
Piper Jaffray Co. (a)	9,065	485,884
Prospect Capital Corp. (b)	9,326	158,729
Sanders Morris Harris Group, Inc. (b)	8,954	90,883
Stifel Financial Corp. (a) (b)	6,593	381,339
SWS Group, Inc. (b)	12,633	223,478
Technology Investment Capital Corp. (b)	9,757	130,451
Thomas Weisel Partners Group, Inc. (a)	10,086	146,348
TradeStation Group, Inc. (a) (b)	11,070	129,187
U.S. Global Investors, Inc. (b)	5,597	106,455
Waddell & Reed Financial, Inc. (Class A)	41,331	1,117,177
WP Stewart & Co., Ltd. (b)	10,568	104,835

		10,285,361

Chemicals—2.2%
A. Schulman, Inc.	12,404	244,731
American Vanguard Corp.	10,443	203,847
Arch Chemicals, Inc.	10,726	502,835
Balchem Corp. (b)	6,583	134,359
Calgon Carbon Corp. (a) (b)	18,160	253,514
CF Industries Holdings, Inc.	26,739	2,029,757
Ferro Corp.	20,531	410,209
Flotek Industries, Inc. (a)	8,448	372,979
Georgia Gulf Corp. (b)	17,135	238,177
H.B. Fuller Co.	25,714	763,192
Hercules, Inc.	57,370	1,205,917
Innophos Holdings, Inc. (b)	9,845	150,038
Innospec, Inc.	12,696	289,215
Koppers Holdings, Inc.	8,064	311,351
Landec Corp. (a)	10,322	159,578
LSB Industries, Inc. (a) (b)	6,942	164,178
Minerals Technologies, Inc.	8,637	578,679
NewMarket Corp. (b)	8,322	410,940
Olin Corp.	33,407	747,649
OM Group, Inc. (a)	12,973	685,104
PolyOne Corp. (a)	36,965	276,129
Rockwood Holdings, Inc. (a)	15,580	558,231
Sensient Technologies Corp.	19,698	568,681
Spartech Corp.	15,247	260,114
Symyx Technologies, Inc. (a) (b)	13,455	116,924
Terra Industries, Inc. (a)	49,206	1,538,180
Tronox, Inc.	16,366	147,785
W.R. Grace & Co. (b) (e)	33,152	890,463
Zoltek Companies, Inc. (a)	9,896	431,762

		14,644,518

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—5.6%
1st Source Corp.	4,996	$114,408
Alabama National Bancorp	8,296	646,424
Amcore Financial, Inc. (b)	10,113	252,016
Americanwest Bancorp	5,667	111,130
Ameris Bancorp (b)	6,273	113,416
Bancfirst Corp. (b)	3,774	169,339
Banco Latinoamericano de Exportaciones S.A. (b)	12,549	228,141
Bank of the Ozarks, Inc. (b)	5,516	168,403
BankFinancial Corp. (b)	8,867	140,276
Banner Corp.	4,800	165,072
Boston Private Financial Holdings, Inc.	16,252	452,456
Capital City Bank Group, Inc. (b)	5,862	182,894
Capital Corp. of the West (b)	5,176	95,342
Capitol Bancorp, Ltd. (b)	5,817	144,436
Cascade Bancorp. (b)	10,219	227,475
Cathay General Bancorp (b)	23,561	758,900
Centennial Bank Holdings, Inc. (a) (b)	23,217	148,589
Central Pacific Financial Corp. (b)	14,719	429,795
Chemical Financial Corp. (b)	12,706	308,121
Chittenden Corp.	21,963	772,219
Citizens Banking Corp. (b)	34,406	554,281
City Bank (b)	6,600	189,552
City Holdings Co.	7,400	269,434
Cobiz, Inc. (b)	8,688	148,739
Columbia Banking Systems, Inc.	7,590	241,514
Community Bancorp (a) (b)	5,661	142,318
Community Bank Systems, Inc. (b)	12,387	241,794
Community Bank, Inc. (b)	9,952	296,470
Community Trust Bancorp, Inc. (b)	7,308	219,532
CVB Financial Corp. (b)	28,751	336,387
Enterprise Financial Services Corp. (b)	3,591	87,405
F.N.B. Corp. (b)	26,558	439,269
First Bancorp (b)	5,098	103,897
First Bancorp (Puerto Rico)	35,908	341,126
First Charter Corp.	14,710	443,801
First Commonwealth Financial Corp. (b)	35,281	390,208
First Community Bancorp, Inc. (b)	11,068	605,530
First Community Bancshares, Inc. (b)	3,668	132,892
First Financial Bancorp (b)	12,994	166,063
First Financial Bankshares, Inc. (b)	9,879	396,938
First Financial Corp. (b)	5,082	153,985
First Indiana Corp.	6,360	199,195
First Merchants Corp.	8,299	178,926
First Midwest Bancorp, Inc.	23,317	796,509
First South BanCorp, Inc. (b)	3,389	88,656
First State Bancorp	9,486	186,305
FirstMerit Corp.	34,940	690,414
Frontier Financial Corp. (b)	19,297	450,199
Glacier Bancorp, Inc. (b)	24,539	552,618
Great Southern Bancorp, Inc. (b)	5,784	143,675
Greater Bay Bancorp	23,814	657,266
Greene County Bancshares, Inc.	3,499	127,539
Hancock Holding Co. (b)	13,064	523,605
Hanmi Financial Corp. (b)	20,663	320,070
Harleysville National Corp. (b)	11,307	179,668
Heartland Financial USA, Inc. (b)	5,750	118,163
Heritage Commerce Corp.	4,476	94,757

Security Description	Shares	Value

Commercial Banks—(Continued)
Home Bancshares, Inc. (b)	4,959	$108,057
Horizon Financial Corp. (b)	5,244	106,348
IBERIABANK Corp.	4,981	262,250
Independent Bank Corp. (b)	9,631	106,423
Independent Bank Corp. (Massachusetts) (b)	7,672	227,858
Integra Bank Corp. (b)	9,623	174,465
International Bancshares Corp.	22,547	489,270
Investors Bancorp, Inc. (a)	25,946	367,395
Irwin Financial Corp. (b)	10,678	117,672
Lakeland Bancorp, Inc. (b)	8,974	121,867
Lakeland Financial Corp. (b)	5,306	122,622
Macatawa Bank Corp. (b)	6,393	86,497
Mainsource Financial Group, Inc. (b)	7,378	130,074
MB Financial, Inc. (b)	16,492	569,799
Midwest Banc Holdings, Inc. (b)	7,295	107,747
Nara Bancorp, Inc. (b)	11,429	178,521
National City Corp.	30,959	776,761
National Penn Bancshares, Inc. (b)	20,443	334,455
NBT Bancorp, Inc. (b)	15,418	335,187
Old National Bancorp (b)	32,646	540,944
Old Second Bancorp, Inc. (b)	5,500	156,750
Omega Financial Corp. (b)	6,433	169,896
Oriental Financial Group, Inc.	10,485	120,578
Pacific Capital Bancorp (b)	21,658	569,605
Park National Corp. (b)	5,168	450,650
People’s Bancorp, Inc.	4,341	113,647
Pinnacle Financial Partners, Inc. (a) (b)	6,084	175,341
Preferred Bank (Los Angeles, CA) (b)	4,315	169,752
PrivateBancorp, Inc. (b)	7,751	270,045
Prosperity Bancshares, Inc. (b)	16,530	548,135
Provident Bankshares Corp.	14,431	452,123
Renasant Corp. (b)	8,056	174,251
S&T Bancorp, Inc. (b)	12,417	398,462
S.Y. Bancorp, Inc. (b)	5,411	146,313
Sandy Spring Bancorp, Inc. (b)	6,744	203,129
SCBT Financial Corp. (b)	3,792	130,976
Seacoast Banking Corp. (b)	7,658	143,205
Security Bank Corp. (b)	8,002	100,185
Signature Bank (a)	14,694	517,670
Simmons First National Corp. (b)	5,277	138,996
Southside Bancshares, Inc. (b)	4,127	91,165
Southwest Bancorp, Inc. (Oklahoma)	7,752	145,893
Sterling Bancorp (b)	9,728	136,192
Sterling Bancshares, Inc.	32,038	365,554
Sterling Financial Corp. (Pennsylvania) (a) (b)	12,481	214,049
Sterling Financial Corp. (Washington)	21,739	584,996
Suffolk Bancorp (b)	4,040	129,522
Sun Bancorp, Inc. (New Jersey) (a) (b)	5,879	102,883
Superior Bancorp (b)	16,295	143,885
Susquehanna Bancshares, Inc. (b)	23,800	478,380
SVB Financial Group (a) (b)	17,005	805,357
Texas Capital Bancshares, Inc. (a) (b)	10,026	217,965
The Bancorp, Inc. (a)	4,185	77,255
The South Financial Group, Inc.	33,395	759,402
Tompkins Trustco, Inc. (b)	3,647	144,786
TriCo Bancshares (b)	5,516	122,841
Trustmark Corp. (b)	23,331	654,201

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
UCBH Holdings, Inc. (b)	44,879	$784,485
UMB Financial Corp. (b)	15,941	683,231
Umpqua Holdings Corp. (b)	27,638	553,036
Union Bankshares Corp. (b)	5,252	119,273
United Bankshares, Inc.	18,321	557,691
United Community Bank, Inc. (b)	16,657	408,430
Univest Corp. (b)	4,209	99,837
Virginia Commerce Bancorp (a) (b)	8,842	126,794
W Holding Co., Inc. (b)	52,602	117,828
Washington Trust Bancorp, Inc. (b)	4,821	130,022
WesBanco, Inc. (b)	8,924	222,922
West Coast Bancorp	6,729	191,171
WestAmerica Bancorp (b)	13,650	679,907
Western Alliance BanCorp (a) (b)	7,656	180,452
Wintrust Financial Corp. (b)	12,403	529,484
Yardville National Bancorp	4,068	136,807

		37,947,169

Commercial Services & Supplies—4.0%
ABM Industries, Inc.	20,795	415,484
Acco Brands Corp. (a) (b)	24,391	547,334
Administaff, Inc.	10,528	382,166
American Ecology Corp.	8,143	172,550
American Reprographics Co. (a) (b)	13,552	253,693
Bowne & Co., Inc.	15,420	256,897
Brady Corp. (b)	22,690	814,117
Casella Waste Systems, Inc. (a)	11,697	146,680
CBIZ, Inc. (a) (b)	24,392	193,916
CDI Corp. (b)	4,748	132,374
Cenveo, Inc. (a)	23,294	503,849
Clean Harbors, Inc. (a)	7,693	342,492
Comfort Systems USA, Inc.	17,923	254,507
COMSYS IT Partners, Inc. (a)	7,167	120,477
Consolidated Graphics, Inc. (a)	5,865	368,263
Cornell Companies, Inc. (a) (b)	5,692	134,047
CoStar Group, Inc. (a) (b)	8,721	466,138
CRA International, Inc. (a) (b)	4,758	229,288
Deluxe Corp.	27,387	1,008,937
Diamond Management & Technology, Inc.	12,070	111,044
Ennis, Inc.	11,655	256,876
Exponent, Inc. (a)	8,972	225,108
FTI Consulting, Inc. (a)	21,031	1,058,070
Fuel Tech, Inc. (a) (b)	7,966	175,969
G&K Services, Inc.	9,106	366,061
GeoEye, Inc. (a) (b)	8,194	210,996
Healthcare Services Group, Inc. (b)	20,947	424,596
Heidrick & Struggles International, Inc.	8,852	322,655
Herman Miller, Inc.	30,782	835,424
Hudson Highland Group, Inc. (a)	10,650	135,575
Huron Consulting Group, Inc. (a)	8,690	631,068
IHS, Inc. (a)	14,214	802,949
IKON Office Solutions, Inc.	49,607	637,450
Innerworkings, Inc. (a) (b)	10,905	187,893
Interface, Inc.	24,814	447,893
Kelly Services, Inc. (Class A)	10,929	216,504
Kenexa Corp. (a) (b)	11,497	353,878

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Kforce, Inc. (a)	13,532	$174,022
Knoll, Inc.	22,496	399,079
Korn/Ferry International (a)	20,093	331,735
Labor Ready, Inc. (a)	22,496	416,401
Layne Christensen Co. (a) (b)	6,379	353,907
LECG Corp. (a)	10,824	161,278
M&F Worldwide Corp. (a) (b)	6,226	312,483
McGrath Rentcorp (b)	9,969	331,370
Mine Safety Appliances Co. (b)	13,643	642,722
Mobile Mini, Inc. (a) (b)	17,290	417,726
Navigant Consulting, Inc. (a) (b)	26,332	333,363
Odyssey Marine Exploration, Inc. (a) (b)	19,093	118,186
On Assignment, Inc. (a) (b)	15,404	143,873
PeopleSupport, Inc. (a) (b)	10,442	124,886
PHH Corp. (a) (b)	25,750	676,710
Pike Electric Corp. (a) (b)	6,215	116,593
Resources Connection, Inc. (a)	22,790	527,589
Rollins, Inc.	12,321	328,848
RSC Holdings, Inc. (a) (b)	15,493	254,085
Schawk, Inc. (b)	7,695	173,676
School Specialty, Inc. (a) (b)	10,215	353,745
Spherion Corp. (a)	27,040	223,350
Team, Inc. (b)	6,390	174,958
TeleTech Holdings, Inc. (a)	18,896	451,803
Tetra Technologies, Inc. (a)	25,894	546,881
The Advisory Board Co. (a)	8,921	521,611
The Geo Group, Inc. (a) (b)	22,781	674,545
United Stationers, Inc. (a)	12,539	696,165
Viad Corp.	10,611	381,996
Volt Information Sciences, Inc. (a)	5,776	101,889
Waste Connections, Inc. (a)	34,201	1,086,224
Watson Wyatt & Co. Holdings	21,547	968,322

		26,663,239

Communications Equipment—2.5%
3Com Corp. (a)	177,006	874,410
Acme Packet, Inc. (a) (b)	11,736	180,969
Adtran, Inc.	26,609	612,805
Anaren, Inc. (a)	10,198	143,792
Andrew Corp. (a)	79,777	1,104,911
Arris Group, Inc. (a)	48,005	592,862
Avanex Corp. (a) (b)	70,107	114,975
Avocent Corp. (a)	23,798	692,998
Bel Fuse, Inc. (Class B) (b)	4,376	151,672
Black Box Corp.	9,175	392,323
Blue Coat Systems, Inc. (a)	6,659	524,463
C-COR, Inc. (a)	19,582	224,997
Comtech Group, Inc. (a) (b)	8,162	148,630
Comtech Telecommunications Corp. (a)	11,055	591,332
Digi International, Inc. (a)	13,682	194,832
Ditech Networks, Inc. (a) (b)	17,873	94,191
Dycom Industries, Inc. (a) (b)	19,475	596,519
EMS Technologies, Inc. (a)	6,192	151,890
Extreme Networks, Inc. (a)	48,900	187,776
Finisar Corp. (a) (b)	121,757	340,920
Foundry Networks, Inc. (a)	69,660	1,237,858

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Harmonic, Inc. (a)	37,720	$400,209
Harris Stratex Networks, Inc. (a) (b)	10,045	175,486
Hughes Communications, Inc. (a) (b)	3,029	157,054
InterDigital, Inc. (a) (b)	22,585	469,316
Ixia (a)	17,119	149,278
Loral Space & Communications, Inc. (a)	4,775	189,806
MasTec, Inc. (a)	19,317	271,790
MRV Communications, Inc. (a) (b)	67,250	166,780
Netgear, Inc. (a)	16,069	488,819
Network Equipment Technologies, Inc. (a)	12,678	183,831
Nextwave Wireless, Inc. (a) (b)	12,962	74,143
Oplink Communications, Inc. (a)	10,518	143,676
OpNext, Inc. (a) (b)	13,840	160,544
Orbcomm, Inc. (a) (b)	11,957	90,036
Packeteer, Inc. (a) (b)	18,770	142,652
Plantronics, Inc.	21,784	621,933
Polycom, Inc. (a)	45,614	1,225,192
Powerwave Technologies, Inc. (a) (b)	54,497	335,702
Sirenza Microdevices, Inc. (a)	18,300	316,407
Sonus Networks, Inc. (a) (b)	113,408	691,789
Sycamore Networks, Inc. (a) (b)	86,182	350,761
Symmetricom, Inc. (a) (b)	21,302	100,119
Tekelec, Inc. (a)	28,172	340,881
UTStarcom, Inc. (a) (b)	58,108	212,675
ViaSat, Inc. (a)	11,130	343,138

		16,957,142

Computers & Peripherals—1.0%
Adaptec, Inc. (a) (b)	45,248	172,847
Avid Technology, Inc. (a) (b)	18,632	504,554
Cray, Inc. (a) (b)	15,668	112,810
Electronics for Imaging, Inc. (a)	25,367	681,358
Emulex Corp. (a)	38,548	738,965
Gateway, Inc. (a) (b)	134,053	252,020
Hutchinson Technology, Inc. (a) (b)	12,038	296,135
Hypercom Corp. (a) (b)	20,688	93,510
Imation Corp.	15,961	391,523
Immersion Corp. (a) (b)	12,276	201,081
Intermec, Inc. (a) (b)	27,380	715,166
Intevac, Inc. (a)	10,699	162,625
Novatel Wireless, Inc. (a) (b)	13,923	315,356
Palm, Inc. (a) (b)	46,636	758,768
Quantum Corp. (a) (b)	86,785	295,069
Rackable Systems, Inc. (a) (b)	13,489	174,952
Rimage Corp. (a)	4,767	106,971
Stratasys, Inc. (a) (b)	8,758	241,370
Synaptics, Inc. (a)	10,634	507,880

		6,722,960

Construction & Engineering—0.7%
Aecom Technology Corp. (a)	18,268	638,101
EMCOR Group, Inc. (a)	28,794	902,980
Granite Construction, Inc.	15,511	822,393
Insituform Technologies, Inc. (a) (b)	13,569	206,656
Integrated Electrical Services, Inc. (a) (b)	6,216	159,192
Michael Baker Corp. (a)	3,439	168,545

Security Description	Shares	Value

Construction & Engineering—(Continued)
Northwest Pipe Co. (a) (b)	4,237	$160,243
Perini Corp. (a)	12,033	673,006
Washington Group International, Inc. (a)	14,443	1,268,240

		4,999,356

Construction Materials—0.2%
Headwaters, Inc. (a) (b)	17,489	260,236
Texas Industries, Inc. (b)	12,269	963,117
U.S. Concrete, Inc. (a) (b)	14,524	95,713

		1,319,066

Consumer Finance—0.4%
Advance America Cash Advance Centers, Inc.	32,300	344,641
Advanta Corp. (Class B)	16,764	459,669
Cash America International, Inc.	13,427	504,855
CompuCredit Corp. (a) (b)	8,864	192,437
Dollar Financial Corp. (a)	7,418	211,636
EzCorp., Inc. (a)	15,247	205,072
First Cash Financial Services (a)	11,854	277,621
Nelnet, Inc. (b)	8,112	147,963
World Acceptance Corp. (a)	9,151	302,715

		2,646,609

Containers & Packaging—0.6%
AEP Industries, Inc. (a)	3,205	135,700
AptarGroup, Inc.	33,725	1,277,166
Chesapeake Corp. (a) (b)	11,002	93,077
Graphic Packaging Corp. (a) (b)	31,157	140,829
Greif, Inc.	14,810	898,671
Myers Industries, Inc.	14,148	280,413
Rock Tennessee Co.	15,201	439,309
Silgan Holdings, Inc.	10,688	574,480

		3,839,645

Distributors—0.2%
Building Materials Holdings Corp. (b)	12,850	135,953
Core-Mark Holding Co., Inc. (a) (b)	4,209	148,283
Keystone Automotive Industries, Inc. (a) (b)	7,490	357,723
LKQ Corp. (a) (b)	21,325	742,323

		1,384,282

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc. (a)	13,098	561,118
Capella Education Co. (a)	4,990	278,991
Coinmach Service Corp. (b)	11,159	133,796
Coinstar, Inc. (a) (b)	12,218	393,053
Corinthian Colleges, Inc. (a) (b)	37,530	597,102
CPI Corp.	2,445	94,181
DeVry, Inc.	30,097	1,113,890
INVESTools, Inc. (a)	29,112	351,964
Jackson Hewitt Tax Service, Inc. (b)	16,174	452,225
Matthews International Corp.	15,430	675,834
PrePaid Legal Services, Inc.	3,627	201,153
Regis Corp.	22,117	705,754
Sotheby’s Holdings, Inc. (Class A)	33,592	1,605,362

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Steiner Leisure, Ltd. (a)	7,790	$338,086
Stewart Enterprises, Inc.	52,275	398,336
Strayer Education, Inc.	7,793	1,314,134
Universal Technical Institute, Inc. (a) (b)	9,227	166,086

		9,381,065

Diversified Financial Services—0.7%
Asset Acceptence Capital Corp. (a) (b)	11,656	135,210
ASTA Funding, Inc. (b)	4,849	185,814
Compass Diversified Trust (b)	10,574	169,818
Financial Federal Corp. (b)	11,127	311,667
Freedom Acquisition Holding, Inc. (a) (b)	25,602	288,022
Information Services Group, Inc. (a) (b)	14,596	111,659
Interactive Brokers Group, Inc. (a) (b)	18,129	476,067
International Securities Exchange, Inc.	18,964	1,260,537
Marathon Aquisition Corp. (a) (b)	33,201	261,956
MarketAxess Holdings, Inc. (a) (b)	16,971	254,565
Pico Holdings, Inc. (a)	6,187	257,070
Portfolio Recovery Associates, Inc. (a) (b)	7,838	415,963
Primus Guaranty, Ltd. (a) (b)	20,809	218,911
Resource America, Inc. (b)	6,163	97,314

		4,444,573

Diversified Telecommunication Services—1.1%
Alaska Communication Systems, Inc. (b)	17,681	255,490
Atlantic Tele-Network, Inc.	4,346	157,977
Cbeyond, Inc. (a) (b)	9,429	384,609
Cincinnati Bell, Inc. (a)	112,154	554,041
Cogent Communications Group, Inc. (a)	22,578	526,970
Consolidated Communications Holdings, Inc.	9,234	181,079
Fairpoint Communications, Inc. (b)	14,330	270,264
General Communication, Inc. (a)	24,870	301,922
Global Crossing, Ltd. (a) (b)	10,972	231,290
Golden Telecom, Inc.	7,092	570,835
IDT Corp. (Class B) (b)	21,647	181,185
Iowa Telecommunications Services, Inc. (b)	12,652	251,142
North Pittsburgh Systems, Inc. (b)	6,625	157,410
NTELOS Holdings Corp.	12,529	369,104
PAETEC Holding Corp. (a)	31,710	395,424
Premiere Global Services, Inc. (a)	28,198	356,705
Shenandoah Telecommunications Co. (b)	10,788	234,747
SureWest Communications (b)	7,070	176,821
Time Warner Telecom, Inc. (Class A) (a)	68,930	1,514,392

		7,071,407

Electric Utilities—1.0%
Allete, Inc. (b)	12,173	544,864
Central Vermont Public Service	4,656	170,130
Cleco Corp.	25,207	636,981
El Paso Electric Co. (a)	22,764	526,531
Empire District Electric Co.	11,947	269,883
Idacorp, Inc. (a) (b)	18,450	604,053
ITC Holdings Corp.	20,909	1,036,041
MGE Energy, Inc. (b)	8,993	300,726
Otter Tail Corp. (b)	12,941	461,347

Security Description	Shares	Value

Electric Utilities—(Continued)
Portland General Electric Co.	13,654	$379,581
UIL Holdings Corp.	10,898	343,287
Unisource Energy Corp.	14,512	433,764
Westar Energy, Inc.	47,099	1,156,751

		6,863,939

Electrical Equipment—1.6%
A.O. Smith Corp. (b)	9,911	434,895
Acuity Brands, Inc.	21,294	1,074,921
American Superconductor Corp. (a) (b)	14,844	304,005
AZZ, Inc. (a)	5,477	191,476
Baldor Electric Co. (b)	20,240	808,588
Belden CDT, Inc. (b)	22,010	1,032,489
Coleman Cable, Inc. (a) (b)	6,305	87,261
Encore Wire Corp.	9,471	238,006
Energy Conversion Devices, Inc. (a) (b)	17,276	392,511
EnerSys (a)	9,981	177,362
Evergreen Solar, Inc. (a) (b)	43,273	386,428
Franklin Electric, Inc. (b)	9,225	379,240
FuelCell Energy, Inc. (a) (b)	30,917	276,398
GrafTech International, Ltd. (a) (b)	48,834	871,198
II-VI, Inc. (a)	12,217	421,853
LSI Industries, Inc.	12,240	251,165
Medis Technologies, Ltd. (a) (b)	8,843	114,959
Powell Industries, Inc. (a) (b)	3,287	124,544
Power-One, Inc. (a) (b)	34,710	177,021
Regal Beloit Corp.	13,703	656,237
Superior Essex, Inc. (a)	8,252	307,635
The Genlyte Group, Inc. (a)	12,366	794,639
The Lamson & Sessions Co. (b)	6,107	164,645
Vicor Corp. (b)	11,719	142,034
Woodward Governor Co.	13,939	869,794

		10,679,304

Electronic Equipment & Instruments—2.5%
Acacia Research Corp. (a) (b)	11,989	175,999
Agilysys, Inc.	15,425	260,682
Anixter International, Inc. (a) (b)	15,083	1,243,593
Benchmark Electronics, Inc. (a)	30,585	730,064
Brightpoint, Inc. (a)	20,395	306,129
Checkpoint Systems, Inc. (a)	19,684	519,461
Cogent, Inc. (a) (b)	18,077	283,447
Cognex Corp.	20,747	368,467
Coherent, Inc. (a)	14,743	472,955
CTS Corp. (b)	18,039	232,703
Daktronics, Inc. (b)	17,925	487,918
DTS, Inc. (a) (b)	9,780	297,019
Echelon Corp. (a) (b)	16,920	423,169
Electro Scientific Industries, Inc. (a)	12,869	308,341
Excel Technology, Inc. (a)	5,026	125,399
FARO Technologies, Inc. (a)	6,792	299,867
FLIR Systems, Inc. (a)	31,497	1,744,619
Gerber Scientific, Inc. (a) (b)	9,160	99,386
Insight Enterprises, Inc. (a)	23,675	611,052
Itron, Inc. (a) (b)	14,502	1,349,701
Kemet Corp. (a)	35,379	260,036

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
L-1 Identity Solutions, Inc. (a) (b)	29,188	$550,194
Littelfuse, Inc. (a)	10,285	367,072
LoJack Corp. (a) (b)	11,321	214,646
Measurement Specialties, Inc. (a) (b)	7,476	208,580
Mercury Computer Systems, Inc. (a) (b)	9,010	92,623
Methode Electronics, Inc.	16,607	249,935
MTS Systems Corp.	8,926	371,322
Newport Corp. (a) (b)	19,966	304,082
OSI Systems, Inc. (a) (b)	7,562	170,221
OYO Geospace Corp. (a) (b)	1,714	158,905
Park Electrochemical Corp.	9,544	320,488
Plexus Corp. (a)	23,303	638,502
RadiSys Corp. (a) (b)	10,934	136,128
Rofin-Sinar Technologies, Inc. (a)	7,433	521,871
Rogers Corp. (a) (b)	8,337	343,401
ScanSource, Inc. (a)	12,344	346,990
Smart Modular Technologies, Inc. (a)	22,963	164,185
SYNNEX Corp. (a) (b)	5,500	113,080
Technitrol, Inc.	20,207	544,579
TTM Technologies, Inc. (a)	19,606	226,841
Universal Display Corp. (a) (b)	9,327	165,274
X-Rite, Inc. (a) (b)	11,681	168,674
Zygo Corp. (a)	7,253	94,507

		17,072,107

Energy Equipment & Services—2.3%
Allis-Chalmers Energy, Inc. (a) (b)	12,596	238,568
Atwood Oceanics, Inc. (a)	12,719	973,767
Basic Energy Services, Inc. (a) (b)	18,617	391,329
Bristow Group, Inc. (b)	10,552	461,228
Bronco Drilling Co., Inc. (a) (b)	12,258	181,418
Cal Dive International, Inc. (a) (b)	10,445	156,675
CARBO Ceramics, Inc. (b)	9,546	484,269
Complete Production Services, Inc. (a)	19,450	398,336
Dawson Geophysical Co. (a) (b)	3,220	249,582
Dril-Quip, Inc. (a)	12,107	597,480
Exterran Holdings, Inc. (a) (b)	28,343	2,277,077
Grey Wolf, Inc. (a) (b)	83,384	546,165
Gulf Island Fabrication, Inc.	5,166	198,323
Gulfmark Offshore, Inc. (a) (b)	10,292	500,809
Hercules Offshore, Inc. (a)	41,110	1,073,382
Horizon Offshore, Inc. (a)	15,118	249,447
Hornbeck Offshore Services, Inc. (a) (b)	11,745	431,042
ION Geophysical Corp. (b)	33,280	460,262
Lufkin Industries, Inc.	6,478	356,420
Matrix Service Co. (a)	13,882	290,828
NATCO Group, Inc. (a)	7,988	413,379
Newpark Resources, Inc. (a)	37,511	201,059
Oil States International, Inc. (a)	24,582	1,187,311
Parker Drilling Co. (a) (b)	50,714	411,798
PHI, Inc. (a) (b)	5,488	165,408
Pioneer Drilling Co. (a)	22,852	278,337
RPC, Inc. (b)	17,687	251,332
Superior Well Services, Inc. (a) (b)	7,679	174,544
Trico Marine Services, Inc. (a) (b)	4,963	147,897
W-H Energy Services, Inc. (a)	14,362	1,059,197
Willbros Group, Inc. (a)	11,967	406,878

		15,213,547

Security Description	Shares	Value

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc.	21,912	$606,962
Great Atlantic & Pacific Tea Co., Inc. (a) (b)	9,703	295,553
Ingles Markets, Inc.	5,474	156,885
Longs Drug Stores Corp.	16,470	818,065
Nash Finch Co. (b)	7,175	285,780
Pathmark Stores, Inc. (a)	15,293	194,986
Performance Food Group Co. (a)	16,401	494,162
Pricesmart, Inc.	6,339	149,600
Ruddick Corp.	19,272	646,383
Spartan Stores, Inc.	9,301	209,552
The Andersons, Inc. (b)	7,500	360,150
The Pantry, Inc. (a) (b)	10,937	280,315
The Topps Co., Inc. (b)	14,618	141,649
United Natural Foods, Inc. (a) (b)	19,661	535,173
Weis Markets, Inc. (b)	5,838	249,224
Winn-Dixie Stores, Inc. (a)	15,694	293,792

		5,718,231

Food Products—1.0%
Chiquita Brands International, Inc. (b)	18,323	290,053
Darling International, Inc. (a)	32,885	325,233
Flowers Foods, Inc.	38,916	848,369
Fresh Del Monte Produce, Inc. (a) (b)	13,012	374,095
Green Mountain Coffee Roasters, Inc. (a) (b)	6,978	231,600
Hain Celestial Group, Inc. (a)	18,135	582,677
Imperial Sugar Co. (b)	5,112	133,577
J&J Snack Foods Corp.	5,758	200,494
Lancaster Colony Corp.	12,837	489,988
Lance, Inc. (b)	14,421	331,971
Pilgrim’s Pride Corp. (b)	18,163	630,801
Ralcorp Holdings, Inc. (a)	11,755	656,164
Reddy Ice Holdings, Inc. (b)	10,162	267,972
Sanderson Farms, Inc. (b)	7,125	296,899
Seabord Corp. (b)	163	319,480
Tootsie Roll Industries, Inc. (b)	16,970	450,214
Treehouse Foods, Inc. (a)	13,925	376,671

		6,806,258

Gas Utilities—0.8%
Energysouth, Inc. (b)	2,672	134,722
Laclede Group, Inc.	8,405	271,314
New Jersey Resources Corp. (b)	12,404	615,114
Nicor, Inc. (b)	20,969	899,570
Northwest Natural Gas Co.	12,447	568,828
Piedmont Natural Gas Co. (b)	37,467	940,047
SEMCO Energy, Inc. (a) (b)	16,380	129,238
South Jersey Industries, Inc. (b)	14,105	490,854
Southwest Gas Corp.	18,534	524,327
WGL Holdings, Inc.	21,825	739,649

		5,313,663

Health Care Equipment & Supplies—3.5%
Abaxis, Inc. (a) (b)	8,384	188,221
ABIOMED, Inc. (a) (b)	14,600	181,478
Accuray, Inc. (a)	7,104	124,036

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Align Technology, Inc. (a) (b)	26,764	$677,932
American Medical Systems Holdings, Inc. (a) (b)	30,477	516,585
Analogic Corp.	6,910	440,582
Angiodynamics, Inc. (a)	9,410	177,379
Arrow International, Inc.	11,139	506,713
ArthroCare Corp. (a)	12,964	724,558
Aspect Medical Systems, Inc. (a) (b)	6,897	93,592
Conceptus, Inc. (a) (b)	13,606	258,242
Conmed Corp. (a)	12,092	338,455
Cutera, Inc. (a) (b)	6,420	168,268
Cyberonics, Inc. (a) (b)	12,345	172,089
Cynosure, Inc. (a)	3,633	134,058
Datascope Corp.	6,846	231,463
DJO, Inc. (a) (b)	10,447	512,948
ev3, Inc. (a) (b)	5,972	98,060
Foxhollow Technologies, Inc. (a)	11,759	310,438
Greatbatch, Inc. (a) (b)	10,935	290,762
Haemonetics Corp. (a)	12,741	629,660
Hologic, Inc. (a) (b)	27,488	1,676,768
I Flow Corp. (a) (b)	14,265	265,186
ICU Medical, Inc. (a) (b)	7,450	288,688
Immucor, Inc. (a)	36,326	1,298,654
Integra LifeSciences Holdings (a) (b)	8,405	408,315
Invacare Corp. (b)	13,689	320,049
Inverness Medical Innovations, Inc. (a) (b)	22,832	1,263,066
Kensey Nash Corp. (a)	6,596	172,222
Kyphon, Inc. (a)	21,846	1,529,220
Medical Action Industries, Inc. (a)	6,588	155,872
Mentor Corp. (b)	16,846	775,758
Meridian Bioscience, Inc.	18,145	550,156
Merit Medical Systems, Inc. (a)	13,790	178,994
Micrus Endovascular Corp. (a) (b)	7,068	129,132
Minrad International, Inc. (a) (b)	22,579	108,153
Natus Medical, Inc. (a) (b)	8,479	135,155
Northstar Neuroscience, Inc. (a) (b)	9,495	105,964
NuVasive, Inc. (a)	14,415	517,931
NxStage Medical, Inc. (a) (b)	9,759	141,408
OraSure Technologies, Inc. (a) (b)	25,879	260,084
Orthofix International NV (a)	7,579	371,144
Palomar Medical Technologies, Inc. (a) (b)	8,364	238,290
PolyMedica Corp.	10,990	577,195
Quidel Corp. (a)	14,220	278,143
Regeneration Technologies, Inc. (a)	14,100	151,152
Sirona Dental Systems, Inc. (a) (b)	7,489	267,133
Sonic Innovations, Inc. (a) (b)	12,802	117,394
SonoSite, Inc. (a)	7,653	233,570
Spectranetics Corp. (a) (b)	14,327	193,128
Stereotaxis, Inc. (a) (b)	15,548	214,407
STERIS Corp.	29,354	802,245
SurModics, Inc. (a) (b)	7,254	355,519
Symmetry Medical, Inc. (a) (b)	14,523	242,534
Thoratec Corp. (a) (b)	25,794	533,678
TomoTherapy, Inc. (a) (b)	5,228	121,446
Vital Signs, Inc.	4,992	260,283
Volcano Corp. (a)	11,020	181,169
West Pharmaceutical Services, Inc. (b)	13,912	579,574

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Wright Medical Group, Inc. (a)	17,094	$458,461
Zoll Medical Corp. (a)	8,286	214,773

		23,447,532

Health Care Providers & Services—2.4%
Air Methods Corp. (a)	5,019	231,878
Alliance Imaging, Inc. (a)	12,412	112,453
Amedisys, Inc. (a) (b)	11,090	426,078
American Dental Partners, Inc. (a)	5,944	166,491
AMERIGROUP Corp. (a)	22,892	789,316
AMN Healthcare Services, Inc. (a)	15,943	298,612
AmSurg Corp. (a)	15,429	355,947
Apria Healthcare Group, Inc. (a)	19,427	505,296
Assisted Living Concepts, Inc. (a) (b)	38,457	351,497
BIO-Reference Laboratories, Inc. (a) (b)	4,884	164,884
Capital Senior Living Corp. (a) (b)	13,092	110,235
Centene Corp. (a)	18,435	396,537
Chemed Corp.	11,405	708,935
Cross Country Healthcare, Inc. (a) (b)	16,537	288,901
CryoLife, Inc. (a)	10,727	101,370
Emergency Medical Services Corp. (a) (b)	4,390	132,798
Gentiva Health Services, Inc. (a)	14,073	270,342
HealthExtras, Inc. (a) (b)	13,936	387,839
Healthsouth Corp. (a) (b)	35,584	623,076
Healthspring, Inc. (a)	21,831	425,704
Healthways, Inc. (a) (b)	15,896	857,907
HMS Holdings Corp. (a)	9,838	242,113
Hythiam, Inc. (a) (b)	19,723	146,739
inVentiv Health, Inc. (a)	12,995	569,441
Kindred Healthcare, Inc. (a)	13,830	247,695
Landauer, Inc. (b)	4,370	222,695
LCA-Vision, Inc. (b)	9,291	273,062
LHC Group, Inc. (a) (b)	4,996	107,264
Magellan Health Services, Inc. (a)	18,098	734,417
Matria Healthcare, Inc. (a) (b)	9,381	245,407
MedCath Corp. (a)	4,284	117,639
Molina Healthcare, Inc. (a) (b)	5,134	186,210
MWI Veterinary Supply, Inc. (a)	4,025	151,944
National Healthcare Corp. (b)	2,678	137,622
Nighthawk Radiology Holdings, Inc. (a) (b)	9,911	242,919
Odyssey Healthcare, Inc. (a)	19,386	186,299
Owens & Minor, Inc.	17,273	657,929
PharMerica Corp. (a) (b)	12,052	179,816
Providence Service Corp. (a) (b)	6,725	197,446
PSS World Medical, Inc. (a) (b)	31,593	604,374
Psychiatric Solutions, Inc. (a)	27,695	1,087,860
Radiation Therapy Services, Inc. (a) (b)	6,596	137,329
RehabCare Group, Inc. (a)	8,045	141,512
Res-Care, Inc. (a)	10,960	250,326
Skilled Healthcare Group, Inc. (a) (b)	10,582	166,667
Sun Healthcare Group, Inc. (a)	19,827	331,309
Sunrise Senior Living, Inc. (a) (b)	21,499	760,420

		16,032,550

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Technology—0.4%
Allscripts Heathcare Solutions, Inc. (a) (b)	25,047	$677,020
Computer Programs & Systems, Inc. (b)	4,371	115,220
Eclipsys Corp. (a) (b)	22,349	521,179
Omnicell, Inc. (a)	15,450	440,943
Phase Forward, Inc. (a)	18,923	378,649
The TriZetto Group, Inc. (a)	21,206	371,317
Vital Images, Inc. (b) (a)	7,547	147,317

		2,651,645

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc. (a)	14,654	220,543
Ambassadors Group, Inc.	8,564	326,288
Ambassadors Intenational, Inc. (b)	4,850	118,970
Ameristar Casinos, Inc. (b)	12,635	355,043
Applebee’s International, Inc.	35,103	873,363
Bally Technologies, Inc. (a)	24,239	858,788
BJ’s Restaurants, Inc. (a) (b)	5,628	118,469
Bluegreen Corp. (a) (b)	10,675	82,731
Bob Evans Farms, Inc.	17,404	525,253
Buffalo Wild Wings, Inc. (a) (b)	8,486	320,092
California Pizza Kitchen, Inc. (a)	8,915	156,637
CBRL Group, Inc.	11,178	456,062
CEC Entertainment, Inc. (a)	14,663	393,995
Chipotle Mexican Grill, Inc. (a) (b)	15,638	1,673,266
Churchill Downs, Inc.	4,142	206,934
CKE Restaurants, Inc. (b)	30,942	501,570
Denny’s Corp. (a) (b)	50,480	201,920
Domino’s Pizza, Inc. (a)	17,800	295,302
Gaylord Entertainment Co. (a)	20,141	1,071,904
Great Wolf Resorts, Inc. (a) (b)	11,455	141,584
IHOP Corp. (b)	8,076	511,453
Isle of Capri Casinos, Inc. (a) (b)	6,448	125,414
Jack in the Box, Inc. (a)	15,549	1,008,197
Jamba, Inc. (a) (b)	24,096	169,395
Krispy Kreme Doughnuts, Inc. (a) (b)	28,645	114,580
Landry’s Restaurants, Inc. (b)	6,380	168,815
Life Time Fitness, Inc. (a) (b)	13,651	837,352
Lodgian, Inc. (a)	9,328	110,070
Marcus Corp.	8,423	161,722
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	4,956	93,321
Monarch Casino & Resort, Inc. (a) (b)	4,755	135,280
Morgans Hotel Group Co. (a)	8,196	178,263
MTR Gaming Group, Inc. (a) (b)	10,130	96,539
Multimedia Games, Inc. (a) (b)	12,772	108,817
O’Charleys, Inc.	12,391	187,848
P.F. Chang’s China Bistro, Inc. (a) (b)	12,025	355,940
Papa John’s International, Inc. (a)	10,208	249,483
Peet’s Coffee & Tea, Inc. (a) (b)	6,583	183,732
Pinnacle Entertainment, Inc. (a) (b)	26,894	732,324
Premier Exhibitions, Inc. (a) (b)	13,544	204,243
RARE Hospitality International, Inc. (a) (b)	16,130	614,714
Red Robin Gourmet Burgers, Inc. (a) (b)	6,673	286,272
Riviera Holdings Corp. (a) (b)	4,833	135,566
Ruby Tuesday, Inc. (b)	26,132	479,261
Ruth’s Chris Steak House, Inc. (a) (b)	7,862	112,033

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Shuffle Master, Inc. (a) (b)	15,555	$232,547
Six Flags, Inc. (a) (b)	40,184	139,037
Sonic Corp. (a) (b)	31,338	733,309
Speedway Motorsports, Inc.	6,630	245,310
Texas Roadhouse, Inc. (a) (b)	20,981	245,478
The Steak N Shake Co. (a) (b)	11,923	178,964
Town Sports International Holdings, Inc. (a) (b)	7,679	116,798
Triarc Cos., Inc.	28,521	356,798
Trump Entertainment Resorts, Inc. (a) (b)	12,733	82,128
Vail Resorts, Inc. (a) (b)	15,904	990,660
WMS Industries, Inc. (a) (b)	17,719	586,499

		20,166,876

Household Durables—1.1%
American Greetings Corp. (Class A) (b)	24,198	638,827
Avatar Holding, Inc. (a) (b)	2,506	125,125
Beazer Homes USA, Inc. (b)	17,709	146,099
Blyth, Inc.	13,858	283,396
Brookfield Homes Corp. (b)	6,206	115,121
Champion Enterprises, Inc. (a) (b)	38,197	419,403
CSS Industries, Inc. (b)	2,760	99,277
Ethan Allen Interiors, Inc. (b)	13,095	428,076
Furniture Brands International, Inc. (b)	19,224	194,931
Helen of Troy, Ltd. (a)	13,802	266,517
Hooker Furniture Corp.	5,512	110,350
Hovnanian Enterprises, Inc. (Class A) (a) (b)	16,588	183,961
iRobot Corp. (a) (b)	9,467	188,204
Kimball International, Inc. (Class B) (b)	12,936	147,212
La-Z-Boy, Inc. (b)	24,097	177,836
Libbey, Inc.	6,804	119,206
M/I Schottenstein Homes, Inc. (b)	10,558	146,651
Meritage Homes Corp. (a) (b)	10,621	149,969
National Presto Industries, Inc. (b)	1,947	103,191
Russ Berrie & Co., Inc.	7,867	132,166
Sealy Corp. (b)	20,450	287,118
Standard-Pacific Corp. (b)	29,307	160,895
Syntax-Brillian Corp. (a) (b)	27,304	111,127
Tempur-Pedic International, Inc. (b)	39,943	1,427,962
Tupperware Corp.	28,360	893,056
Universal Electronics, Inc. (a)	8,133	264,322
WCI Communities, Inc. (a) (b)	15,424	92,390

		7,412,388

Household Products—0.1%
Central Garden and Pet Co. (a) (b)	32,643	293,134
Spectrum Brands, Inc. (a) (b)	25,546	148,167
WD-40 Co.	7,572	258,508

		699,809

Independent Power Producers & Energy Traders—0.0%
Ormat Technologies, Inc. (b)	5,257	243,609

Industrial Conglomerates—0.3%
Raven Industries, Inc. (b)	7,403	296,490
Sequa Corp. (Class A) (a)	3,397	563,155
Standex International Corp.	4,872	100,753

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Tredegar Industries, Inc.	16,628	$286,833
Walter Industries, Inc. (b)	24,927	670,536

		1,917,767

Insurance—3.2%
Alfa Corp.	13,423	244,030
American Equity Investment Life (b)	27,300	290,745
American Physicians Capital, Inc.	4,788	186,540
Amerisafe, Inc. (a)	8,824	145,949
Amtrust Financial Services, Inc.	11,894	180,432
Argo Group International Holdings, Ltd.	12,651	550,445
Aspen Insurance Holdings, Ltd.	43,034	1,201,079
Assured Guaranty, Ltd.	30,492	828,468
Citizens, Inc. (a) (b)	16,550	126,608
CNA Surety Corp. (a) (b)	6,125	107,984
Commerce Group, Inc. (b)	25,083	739,196
Delphi Financial Group, Inc.	19,151	774,083
eHealth, Inc. (a)	5,989	165,895
Employers Holdings, Inc.	25,117	517,661
Enstar Group, Ltd. (a) (b)	3,190	404,333
FBL Financial Group, Inc.	6,578	259,765
First Mercury Financial Corp. (a)	5,159	110,970
FPIC Insurance Group, Inc. (a) (b)	4,419	190,238
Harleysville Group, Inc.	7,240	231,535
Hilb, Rogal & Hamilton Co.	16,234	703,419
Horace Mann Educators Corp.	19,851	391,263
Infinity Property & Casualty Corp.	9,920	398,982
IPC Holdings, Ltd.	28,629	825,947
Landamerica Financial Group, Inc. (b)	8,517	331,993
Max Capital Group, Ltd.	27,165	761,707
Meadowbrook Insurance Group, Inc. (a)	11,344	102,209
Midland Co.	5,164	283,813
Montpelier Re Holdings, Ltd.	50,255	889,514
National Financial Partners Corp. (b)	16,581	878,461
National Western Life Insurance Co.	1,128	288,723
NYMAGIC, Inc.	3,722	103,509
Odyssey Re Holdings Corp.	12,810	475,379
Phoenix Cos., Inc.	52,095	735,060
Platinum Underwriters Holdings, Ltd.	29,492	1,060,532
PMA Capital Corp. (a)	12,882	122,379
Presidential Life Corp.	11,428	193,819
ProAssurance Corp. (a)	17,294	931,628
RAM Holdings, Ltd. (a)	8,602	79,999
RLI Corp.	9,644	547,008
Safety Insurance Group, Inc. (b)	7,533	270,736
Scottish Re Group, Ltd. (a)	31,926	101,844
SeaBright Insurance Holdings, Inc. (a)	7,307	124,730
Security Capital Assurance, Ltd. (b)	10,891	248,750
Selective Insurance Group, Inc.	26,462	563,111
State Auto Financial Corp.	7,042	205,979
Stewart Information Services Corp.	8,656	296,641
The Navigators Group, Inc. (a)	6,203	336,513
Tower Group, Inc.	9,548	249,967
United America Indemity, Ltd. (a)	11,329	243,687
United Fire & Casualty Co.	10,606	414,589
Universal American Financial Corp. (a) (b)	16,376	373,537
Zenith National Insurance Corp.	17,681	793,700

		21,585,084

Security Description	Shares	Value

Internet & Catalog Retail—0.6%
Blue Nile, Inc. (a) (b)	5,960	$560,955
FTD Group, Inc.	6,140	91,363
Gaiam, Inc. (a) (b)	7,350	176,621
GSI Commerce, Inc. (a)	9,293	247,194
Netflix, Inc. (a) (b)	21,784	451,364
Overstock.com, Inc. (a) (b)	7,791	224,381
PetMed Express, Inc. (a)	8,603	120,528
Priceline.com, Inc. (a)	18,045	1,601,494
Shutterfly, Inc. (a)	6,881	219,573
Stamps.com, Inc. (a) (b)	7,634	91,379
ValueVision Media, Inc. (a) (b)	16,208	120,101

		3,904,953

Internet Software & Services—2.3%
Ariba, Inc. (a) (b)	38,219	412,001
Art Technology Group, Inc. (a) (b)	50,252	151,761
Asiainfo Holdings, Inc. (a)	15,079	136,616
Bankrate, Inc. (a) (b)	5,674	261,685
Chordiant Software, Inc. (a)	13,186	182,758
CMG Information Services, Inc. (a)	199,668	271,549
CNET Networks, Inc. (a) (b)	69,172	515,331
Cybersource Corp. (a)	11,566	135,207
DealerTrack Holdings, Inc. (a)	15,124	633,393
Digital River, Inc. (a) (b)	18,073	808,767
DivX, Inc. (a) (b)	10,924	162,440
EarthLink, Inc. (a)	58,063	459,859
Equinix, Inc. (a) (b)	15,242	1,351,813
Greenfield Online, Inc. (a)	10,232	156,038
iBasis, Inc. (a)	15,662	168,367
Imergent, Inc. (b)	5,844	131,081
InfoSpace, Inc. (a)	14,146	248,404
Internap Network Services Corp. (a) (b)	22,419	317,677
Internet Capital Group, Inc. (a) (b)	21,750	261,000
Interwoven, Inc. (a)	18,001	256,154
iPass, Inc. (a) (b)	24,120	101,304
j2 Global Communications, Inc. (a)	21,230	694,858
Keynote Systems, Inc. (a)	7,573	103,977
LivePerson, Inc. (a)	17,738	109,266
LoopNet, Inc. (a)	12,458	255,887
Marchex, Inc. (b)	9,863	93,797
Mercadolibre, Inc.	7,214	261,580
NIC, Inc. (a) (b)	18,319	127,134
Omniture, Inc. (a)	13,030	395,070
On2 Technologies, Inc. (a) (b)	83,150	96,454
Online Resources Corp. (a) (b)	10,389	131,317
Openwave Systems, Inc. (a) (b)	41,169	180,320
Orbitz Worldwide, Inc. (a)	15,244	172,105
Perficient, Inc. (a) (b)	13,486	294,939
RealNetworks, Inc. (a) (b)	49,500	335,610
S1 Corp. (a)	25,496	230,739
SAVVIS, Inc. (a) (b)	12,426	481,880
Sohu.com, Inc. (a) (b)	12,533	472,619
SonicWall, Inc. (a)	26,744	233,475
Terremark Worldwide, Inc. (a) (b)	16,418	117,717
The Knot, Inc. (a) (b)	12,732	270,682
TheStreet.com, Inc. (b)	9,959	120,604

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
United Online, Inc.	30,235	$453,827
ValueClick, Inc. (a) (b)	51,514	1,157,004
Vignette Corp. (a)	13,877	278,511
VistaPrint, Ltd. (a) (b)	19,444	726,622
Visual Sciences, Inc. (a) (b)	8,610	124,328
Vocus, Inc. (a)	6,115	178,803
Websense, Inc. (a) (b)	19,800	390,654

		15,612,984

IT Services—1.5%
Authorize.Net Holdings, Inc. (a)	12,054	212,512
BearingPoint, Inc. (a) (b)	91,056	368,777
CACI International, Inc. (Class A) (a)	13,321	680,570
Ciber, Inc. (a)	20,035	156,473
CSG Systems International, Inc. (a)	22,780	484,075
Euronet Worldwide, Inc. (a) (b)	20,705	616,388
ExlService Holdings, Inc. (a) (b)	10,486	222,932
Forrester Research, Inc. (a)	6,704	158,013
Gartner, Inc. (Class A) (a)	31,102	760,755
Gevity HR, Inc.	11,135	114,134
Global Cash Access, Inc. (a)	20,193	213,844
Heartland Payment Systems, Inc. (b)	7,587	194,986
InfoUSA, Inc.	18,034	167,536
Integral Systems, Inc.	3,229	69,391
Lionbridge Technologies, Inc. (a)	33,217	132,536
Mantech International Corp. (a)	8,991	323,496
MAXIMUS, Inc.	11,068	482,343
MPS Group, Inc. (a)	47,626	531,030
Ness Technologies, Inc. (a) (b)	12,251	133,781
Perot Systems Corp. (Class A) (a) (b)	39,359	665,561
RightNow Technologies, Inc. (a) (b)	7,573	121,850
Safeguard Scientifics, Inc. (a) (b)	49,746	113,918
SAIC, Inc. (a) (b)	44,521	854,358
Sapient Corp. (a)	36,043	241,849
SI International, Inc. (a)	6,907	197,333
SRA International, Inc. (a)	17,969	504,569
Sykes Enterprises, Inc. (a)	15,148	251,608
Syntel, Inc.	5,885	244,698
TNS, Inc. (a) (b)	9,728	156,232
Wright Express Corp. (a)	18,551	676,926

		10,052,474

Leisure Equipment & Products—0.5%
Arctic Cat, Inc. (b)	6,194	101,334
Callaway Golf Co.	35,982	576,072
JAKKS Pacific, Inc. (a) (b)	11,514	307,539
Leapfrog Enterprises, Inc. (a) (b)	13,054	107,695
MarineMax, Inc. (a) (b)	7,219	105,109
Nautilus Group, Inc. (b)	15,424	122,929
Oakley, Inc.	12,735	369,697
Polaris Industries, Inc. (b)	16,032	699,316
RC2 Corp. (a)	10,582	293,015
Smith & Wesson Holding Corp. (a) (b)	12,386	236,449
Steinway Musical Instruments, Inc. (a)	3,074	91,052
Sturm Ruger & Co., Inc. (a) (b)	10,665	191,010

		3,201,217

Security Description	Shares	Value

Life Sciences Tools & Services—1.4%
Affymetrix, Inc. (a) (b)	31,659	$803,189
Albany Molecular Research, Inc. (a)	10,252	154,805
AMAG Pharmaceuticals, Inc. (a) (b)	6,505	372,086
Bio-Rad Laboratories, Inc. (a)	8,144	737,032
Bruker Biosciences Corp. (a)	29,998	263,982
Cambrex Corp.	11,129	121,195
Dionex Corp. (a)	9,412	747,877
Enzo Biochem, Inc. (a) (b)	12,914	146,574
eResearch Technology, Inc. (a) (b)	19,805	225,579
Exelixis, Inc. (a)	40,064	424,278
Illumina, Inc. (a) (b)	26,987	1,400,086
Kendle International, Inc. (a)	5,547	230,367
Luminex Corp. (a) (b)	13,392	201,951
Medivation, Inc.	10,011	200,721
Nektar Therapeutics (a)	40,853	360,732
Parexel International Corp. (a)	13,074	539,564
Pharmanet Development Group, Inc. (a)	7,579	220,018
PRA International (a)	7,738	227,497
Varian, Inc. (a)	14,740	937,611
Ventana Medical Systems, Inc. (a)	13,916	1,195,524

		9,510,668

Machinery—2.8%
3D Systems Corp. (a) (b)	8,463	199,896
Accuride Corp. (a)	9,161	110,940
Actuant Corp. (b)	12,939	840,647
Albany International Corp. (Class A) (b)	13,266	497,342
American Railcar Industries, Inc.	3,951	87,001
AMPCO Pittsburgh Corp. (b)	3,133	123,378
Astec Industries, Inc. (a)	8,581	492,978
ASV, Inc. (a) (b)	8,726	122,426
Badger Meter, Inc. (b)	7,202	230,824
Barnes Group, Inc.	20,785	663,457
Blount International, Inc. (a)	15,097	171,502
Briggs & Stratton Corp. (b)	21,572	543,183
Bucyrus International, Inc.	18,102	1,320,179
Cascade Corp. (b)	6,166	401,838
Chart Industries, Inc. (a)	5,291	170,159
Circor International, Inc.	7,051	320,186
CLARCOR, Inc.	23,223	794,459
Columbus McKinnon Corp. (a)	7,549	187,895
Commercial Vehicle Group, Inc. (a)	8,564	109,876
Dynamic Materials Corp. (b)	4,872	233,320
Enpro Industries, Inc. (a)	9,093	369,176
ESCO Technologies, Inc. (a) (b)	12,079	401,506
Federal Signal Corp. (b)	20,277	311,455
Flow International Corp. (a) (b)	17,271	152,330
Force Protection, Inc. (a) (b)	30,678	664,485
FreightCar America, Inc.	5,260	200,932
Gehl Co. (a)	4,266	95,260
Gorman-Rupp Co. (b)	5,718	189,609
Hardinge, Inc.	5,191	180,802
Hurco Cos., Inc.	2,669	144,286
Kadant, Inc. (a)	5,243	146,804
Kaydon Corp. (b)	12,950	673,270
LB Foster Co. (a) (b)	4,617	200,655

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Lindsay Manufacturing Co. (b)	4,585	$200,731
Miller Industries, Inc. (a)	6,810	116,587
Mueller Industries, Inc.	16,914	611,272
Mueller Water Products, Inc. (b)	51,643	639,857
NACCO Industries, Inc.	2,367	244,937
Nordson Corp.	15,183	762,338
RBC Bearings, Inc. (a)	8,550	327,892
Robbins & Myers, Inc.	5,740	328,845
Sun Hydraulics Corp.	5,254	167,077
Tennant Co.	7,700	374,990
The Greenbrier Cos., Inc. (b)	5,736	153,209
The Middleby Corp. (b)	6,564	423,641
Titan International, Inc.	9,355	298,612
Turbochef Technologies, Inc. (a)	6,486	85,615
Twin Disc, Inc. (b)	2,150	125,130
Valmont Industries, Inc. (b)	8,886	753,977
Wabash National Corp. (b)	13,161	148,588
Wabtec Corp.	24,670	924,138
Watts Industries, Inc. (b)	14,220	436,554

		18,476,046

Marine—0.3%
American Commercial Lines, Inc. (a) (b)	26,998	640,663
Eagle Bulk Shipping, Inc.	18,826	484,581
Genco Shipping & Trading, Ltd. (b)	8,044	527,123
Horizon Lines, Inc.	15,146	462,407
Ultrapetrol Bahamas, Ltd. (a)	12,249	203,456

		2,318,230

Media—1.9%
Arbitron, Inc.	13,486	611,455
Belo Corp. (Class A)	38,143	662,162
Carmike Cinemas, Inc. (b)	4,969	91,281
Catalina Marketing Corp.	16,488	534,046
Charter Communications, Inc. (a) (b)	183,238	472,754
Cinemark Holdings, Inc. (b)	12,945	240,259
Citadel Broadcasting Corp. (b)	87,962	365,922
CKX, Inc. (a) (b)	20,625	253,894
Courier Corp.	4,034	142,037
Cox Radio, Inc. (Class A) (a) (b)	18,127	236,557
Cumulus Media, Inc. (a) (b)	21,671	221,478
DG FastChannel, Inc. (a)	6,292	148,365
Emmis Communications Corp. (Class A) (a)	13,302	65,712
Entercom Communications Corp. (b)	13,650	263,855
Entravision Communications Corp. (Class A) (a)	28,608	263,766
Fisher Communications, Inc. (a)	2,930	146,119
GateHouse Media, Inc. (b)	7,249	92,425
Gemstar-TV Guide International, Inc. (a)	110,330	767,897
Global Sources, Ltd. (a) (b)	7,428	164,679
Gray Television, Inc. (b)	16,490	140,000
Harris Interactive, Inc. (a)	22,126	95,363
Interactive Data Corp.	17,841	503,116
Journal Communications, Inc.	17,762	168,384
Knology, Inc. (a) (b)	12,126	202,868
Lee Enterprises, Inc. (b)	21,233	330,598
LIN TV Corp. (a) (b)	12,299	160,010

Security Description	Shares	Value

Media—(Continued)
Live Nation, Inc. (a)	29,166	$619,777
LodgeNet Entertainment Corp. (a) (b)	9,115	231,156
Martha Stewart Living Omnimedia, Inc. (a) (b)	12,767	148,736
Marvel Entertainment, Inc. (a) (b)	24,482	573,858
Media General, Inc. (b)	9,660	265,747
Mediacom Communications Corp. (a) (b)	25,528	179,972
Morningstar, Inc. (a) (b)	5,793	355,690
National CineMedia, Inc.	18,530	415,072
Playboy Enterprises, Inc. (Class B) (a) (b)	10,200	109,548
Primedia, Inc. (a) (b)	20,150	282,906
Radio One, Inc. (Class D) (a)	32,458	121,068
RCN Corp. (a)	14,125	173,738
Scholastic Corp. (a) (b)	15,025	523,772
Sinclair Broadcast Group, Inc. (b)	20,841	250,926
Sun Times Media Croup, Inc. (a) (b)	31,246	70,928
TiVo, Inc. (a) (b)	45,685	290,100
Valassis Communications, Inc. (a)	21,016	187,463
Westwood One, Inc. (a)	54,711	150,455
World Wrestling Entertainment, Inc.	8,479	127,863

		12,423,777

Metals & Mining—1.5%
A.M. Castle & Co.	4,223	137,670
AMCOL International Corp. (b)	11,763	389,238
Apex Silver Mines, Ltd. (a) (b)	26,527	515,950
Brush Engineered Material, Inc. (a) (b)	9,608	498,559
Century Aluminum Co. (a)	13,011	685,029
Coeur D’Alene Mines Corp. (b)	118,568	449,373
Compass Minerals International, Inc.	15,796	537,696
Haynes International, Inc. (a)	5,286	451,266
Hecla Mining Co. (a)	49,384	441,987
Idaho General Mines, Inc. (a) (b)	22,907	152,102
Kaiser Aluminum Corp.	6,835	482,346
Metal Management, Inc.	12,629	684,492
Olympic Steel, Inc.	3,804	103,317
Quanex Corp. (b)	16,809	789,687
Royal Gold, Inc. (b)	9,273	303,691
RTI International Metals, Inc. (a)	10,514	833,339
Ryerson Tull, Inc. (b)	11,855	399,988
Schnitzer Steel Industries, Inc.	9,835	720,807
Stillwater Mining Co. (a)	21,680	223,087
U.S. Gold Corp. (a)	22,058	138,304
Universal Stainless & Alloy (a)	3,172	126,214
Wheeling Pittsburgh Corp. (a)	4,922	94,994
Worthington Industries, Inc. (b)	32,826	773,380

		9,932,516

Multi-Utilities—0.5%
Aquila, Inc. (a)	167,695	672,457
Avista Corp.	23,090	469,881
Black Hills Corp. (b)	16,895	693,033
CH Energy Group, Inc. (b)	7,352	351,426
NorthWestern Corp.	16,094	437,274
PNM Resources, Inc. (b)	37,880	881,846

		3,505,917

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
99 Cents Only Stores (a)	20,720	$212,794
Fred’s, Inc. (b)	16,965	178,641
Retail Ventures, Inc. (a) (b)	12,850	133,768
The Bon-Ton Stores, Inc. (b)	4,755	108,034
Tuesday Morning Corp. (b)	13,748	123,595

		756,832

Mutual Funds—4.2%
iShares Russell 2000 Index Fund (b)	353,500	28,294,140

Oil, Gas & Consumable Fuels—3.1%
Alon USA Energy, Inc. (b)	6,024	203,491
Alpha Natural Resources, Inc. (a) (b)	29,767	691,487
Arena Resources, Inc. (a)	6,383	418,087
Arlington Tankers, Ltd. (b)	6,095	150,120
Atlas America, Inc.	10,386	536,229
ATP Oil & Gas Corp. (a)	9,827	462,164
Aventine Renewable Energy Holdings, Inc. (a) (b)	12,399	131,057
Berry Petroleum Co. (b)	17,879	707,830
Bill Barrett Corp. (a) (b)	14,148	557,573
Bois d’Arc Energy, Inc. (a) (b)	6,795	130,260
BPZ Energy, Inc. (a) (b)	22,006	171,647
Brigham Exploration Co. (a) (b)	20,282	120,272
Callon Petroleum Co. (a)	8,097	112,710
Carrizo Oil & Gas, Inc. (a) (b)	10,875	487,853
Comstock Resources, Inc. (a)	19,206	592,313
Contango Oil & Gas Co. (a)	6,132	221,978
Crosstex Energy, Inc. (b)	15,802	599,054
Delek U.S. Holdings, Inc.	5,657	141,878
Delta Petroleum Corp. (a) (b)	29,273	525,450
Double Hull Tankers, Inc. (b)	9,805	145,996
Edge Petroleum Corp. (a) (b)	13,406	172,133
Encore Aquisition Co. (a)	24,801	784,952
Energy Partners, Ltd. (a)	16,120	236,642
Evergreen Energy, Inc. (a) (b)	37,027	188,838
EXCO Resources, Inc. (a)	28,041	463,798
FX Energy, Inc. (a) (b)	16,992	126,590
General Maritime Corp. (b)	12,939	361,128
GMX Resources, Inc. (a) (b)	3,931	126,460
Golar LNG, Ltd. (b)	15,842	353,593
Goodrich Petroleum Corp. (a) (b)	6,675	211,598
Gulfport Energy Corp. (a)	9,384	222,025
Harvest Natural Resources, Inc. (a) (b)	14,713	175,673
International Coal Group, Inc. (a) (b)	60,164	267,128
Kayne Anderson Energy Development Co.	4,774	121,642
Knightbridge Tankers, Ltd. (b)	7,789	209,524
Mariner Energy, Inc. (a)	39,260	813,075
Markwest Hydrocarbon, Inc.	2,852	165,787
McMoran Exploration Co. (a) (b)	10,478	140,929
Meridian Resource Corp. (a) (b)	32,080	79,558
NGP Capital Resources Co. (b)	5,828	94,588
Nordic American Tanker Shipping (b)	12,124	475,746
Oilsands Quest, Inc. (a) (b)	52,174	231,131
Pacific Ethanol, Inc. (a) (b)	16,728	160,923
Parallel Petroleum Corp. (a) (b)	16,528	280,811
Penn Virginia Corp.	16,326	718,017

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
PetroHawk Energy Corp. (a) (b)	81,783	$1,342,877
Petroleum Development Corp. (a) (b)	6,338	281,090
PetroQuest Energy, Inc. (a)	21,514	230,845
Rentech, Inc. (a) (b)	99,436	214,782
Rosetta Resources, Inc. (a)	24,224	444,268
Ship Finance International, Ltd. (b)	14,211	373,323
Stone Energy Corp. (a)	12,531	501,365
Swift Energy Co. (a)	13,203	540,267
Toreador Resources Corp. (a) (b)	7,866	93,055
TXCO Resources, Inc. (a) (b)	12,907	115,647
Uranium Resources, Inc. (a) (b)	23,991	225,275
USEC, Inc. (a) (b)	41,922	429,701
Vaalco Energy, Inc. (a) (b)	25,620	117,083
Venoco, Inc. (a)	6,086	104,375
VeraSun Energy Corp. (a) (b)	15,528	170,808
Warren Resources, Inc. (a) (b)	22,939	287,655
Whiting Petroleum Corp. (a)	17,462	776,186
World Fuel Services Corp.	11,820	482,374

		21,020,714

Paper & Forest Products—0.3%
Bowater, Inc. (b)	24,410	364,197
Buckeye Technologies, Inc. (a)	19,603	296,789
Deltic Timber Corp. (b)	4,243	241,512
Glatfelter (b)	19,984	296,563
Mercer International, Inc. (a) (b)	10,867	102,693
Neenah Paper, Inc. (b)	8,022	265,448
Schweitzer-Mauduit International, Inc.	9,325	217,272
Wausau-Mosinee Paper Corp.	20,026	223,290

		2,007,764

Personal Products—0.3%
American Oriental Bioengineering, Inc. (a)	19,808	220,859
Chattem, Inc. (a)	8,256	582,213
Elizabeth Arden, Inc. (a)	10,835	292,112
Mannatech, Inc. (b)	16,367	132,573
NU Skin Enterprises, Inc.	25,021	404,339
Prestige Brands Holdings, Inc. (a) (b)	17,405	191,107
Revlon, Inc. (a) (b)	89,750	103,213
USANA Health Sciences, Inc. (a) (b)	4,282	187,337

		2,113,753

Pharmaceuticals—1.4%
Adams Respiratory Therapeutics, Inc. (a) (b)	16,103	620,610
Akorn, Inc. (a) (b)	20,012	149,890
Alpharma, Inc. (a)	20,238	432,284
Auxilium Pharmaceuticals, Inc. (a) (b)	15,106	318,434
Beijing Med-Pharm Corp. (a) (b)	13,056	152,102
Bentley Pharmaceuticals, Inc. (a)	9,266	115,640
Bradley Pharmaceuticals, Inc. (a) (b)	6,496	118,227
Cypress Biosciences, Inc. (a)	14,709	201,366
Discovery Laboratories, Inc. (a) (b)	40,466	108,854
Durect Corp., Inc. (a) (b)	25,946	142,184
Javelin Pharmaceuticals, Inc. (a) (b)	20,374	102,277
K-V Pharmaceutical Co. (a) (b)	19,121	546,861

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Medicis Pharmaceutical Corp. (a) (b)	24,924	$760,431
MGI Pharma, Inc. (a)	35,867	996,385
Nastech Pharmaceutical, Inc. (a) (b)	13,251	176,371
Noven Pharmaceuticals, Inc. (a)	13,012	207,281
Pain Therapeutics, Inc. (a) (b)	14,632	136,809
Par Pharmaceutical Companies, Inc. (a)	14,917	276,860
Penwest Pharmaceuticals Co. (a) (b)	10,961	120,681
Perrigo Co.	36,233	773,575
Pozen, Inc. (a) (b)	11,302	125,000
Salix Pharmaceuticals, Ltd. (a) (b)	20,232	251,281
Santarus, Inc. (a) (b)	32,754	86,798
Sciele Pharma, Inc. (a)	16,112	419,234
Supergen, Inc. (a) (b)	22,643	98,271
The Medicines Co. (a) (b)	23,070	410,877
Valeant Pharmaceuticals International, Inc.	40,309	623,983
ViroPharma, Inc. (a) (b)	33,040	294,056
Vivus, Inc. (a)	27,914	138,453
Xenoport, Inc. (a) (b)	8,697	409,194

		9,314,269

Real Estate Investment Trusts—5.6%
Acadia Realty Trust	13,991	379,576
Agree Realty Corp. (b)	3,229	101,197
Alesco Financial, Inc. (b)	25,618	126,041
Alexander’s, Inc. (a) (b)	970	373,935
Alexandria Real Estate Equities, Inc.	14,166	1,363,619
American Campus Communities, Inc.	9,677	283,439
American Financial Realty Trust	57,886	465,982
American Home Mortgage Investment Corp. (b)	22,105	7,958
Anthracite Capital, Inc.	29,236	266,048
Anworth Mortgage Asset Corp.	20,814	112,187
Arbor Realty Trust, Inc.	5,485	103,612
Ashford Hospitality Trust, Inc.	47,911	481,506
Associated Estates Realty Corp.	7,555	98,517
BioMed Realty Trust, Inc.	32,051	772,429
Capital Lease Funding, Inc.	20,127	206,302
Capital Trust, Inc. (b)	5,803	206,007
CBRE Realty Finance, Inc. (b)	21,814	128,703
Cedar Shopping Centers, Inc. (b)	21,225	289,085
Corporate Office Properties Trust	17,584	732,022
Cousins Properties, Inc.	18,003	528,568
Crystal River Capital, Inc. (b)	11,443	192,357
DCT Industrial Realty Trust, Inc.	78,974	826,858
Deerfield Triarc Capital Corp. (b)	25,057	226,766
Diamondrock Hospitality Co.	42,582	741,353
Digital Realty Trust, Inc.	26,437	1,041,353
EastGroup Properties, Inc. (b)	10,362	468,984
Education Realty Trust, Inc. (b)	11,465	154,778
Entertainment Properties Trust	12,421	630,987
Equity Inns, Inc.	26,668	602,163
Equity Lifestyle Properties, Inc.	9,664	500,595
Equity One, Inc. (b)	18,589	505,621
Extra Space Storage, Inc.	27,808	427,965
FelCor Lodging Trust, Inc.	27,508	548,234
First Industrial Realty Trust, Inc. (b)	20,432	794,192
First Potomac Realty Trust (b)	12,155	264,979

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Franklin Street Properties Corp. (b)	27,486	$474,133
Friedman Billings Ramsey Group, Inc. (b)	73,183	337,374
Getty Realty Corp. (b)	7,206	196,003
Glimcher Realty Trust (b)	17,152	403,072
GMH Communities Trust (b)	15,628	121,117
Gramercy Capital Corp. (b)	8,078	203,323
Healthcare Realty Trust, Inc. (b)	21,257	566,712
Hersha Hospitality Trust	18,916	187,268
Highwoods Properties, Inc.	30,167	1,106,224
Home Properties of New York, Inc.	14,973	781,291
IMPAC Mortage Holdings, Inc. (a) (b)	59,755	92,023
Inland Real Estate Corp. (b)	27,138	420,368
Investors Real Estate Trust	19,723	213,008
JER Investors Trust, Inc. (b)	10,290	128,111
Kite Realty Group Trust	10,872	204,394
LaSalle Hotel Properties	18,623	783,656
Lexington Corporate Properties Trust	32,128	642,881
LTC Properties, Inc.	11,233	265,885
Luminent Mortgage Capital, Inc. (a) (b)	75,590	126,235
Maguire Properties, Inc.	17,017	439,549
Medical Properties Trust, Inc. (b)	22,763	303,203
MFA Mortgage Investment, Inc.	34,029	273,933
Mid-America Apartment Communities, Inc.	11,852	590,822
Mission West Properties	9,351	113,615
National Health Investors, Inc. (b)	9,988	308,729
National Retail Properties, Inc.	30,102	733,887
Nationwide Health Properties, Inc.	46,272	1,394,175
Newcastle Investment Corp. (b)	18,771	330,745
NorthStar Realty Finance Corp.	26,140	259,570
Omega Healthcare Investors, Inc.	30,461	473,059
Parkway Properties, Inc. (b)	7,070	312,070
Pennsylvania Real Estate Investment Trust	14,511	565,058
Post Properties, Inc.	20,064	776,477
Potlatch Corp.	17,196	774,336
PS Business Parks, Inc.	7,092	403,180
RAIT Investment Trust (b)	29,615	243,731
Ramco-Gershenson Property Trust	8,335	260,385
Realty Income Corp.	48,612	1,358,705
Redwood Trust, Inc. (b)	8,651	287,386
Republic Property Trust (b)	10,595	155,429
Resource Capital Corp. (b)	10,336	116,383
Saul Centers, Inc.	5,469	281,654
Senior Housing Properties Trust	37,660	830,780
Sovran Self Storage, Inc.	8,604	394,407
Strategic Hotel Capital, Inc. (b)	32,067	660,260
Sun Communities, Inc.	9,553	287,354
Sunstone Hotel Investors, Inc.	28,118	720,946
Tanger Factory Outlet Centers, Inc. (b)	14,005	568,463
U-Store-It Trust	23,326	307,903
Universal Health Realty Income Trust, Inc. (b)	6,236	221,565
Urstadt Biddle Properties, Inc. (b)	7,496	115,963
Washington Real Estate Investment Trust (b)	21,082	699,501
Winthrop Realty Trust	23,813	160,261

		37,930,480

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.1%
Consolidated Tomoka Land Co. (b)	2,342	$157,406
Hilltop Holdings, Inc. (a) (b)	18,319	215,065
Meruelo Maddux Properties, Inc. (a)	21,388	126,403
Move, Inc. (a)	51,732	142,781
Tejon Ranch Co. (a) (b)	4,418	182,905
Thomas Properties Group, Inc.	11,085	133,020

		957,580

Road & Rail—0.5%
Amerco, Inc. (a) (b)	4,698	298,135
Arkansas Best Corp. (b)	11,270	368,078
Celadon Group, Inc. (a) (b)	9,990	117,582
Dollar Thrifty Automotive Group, Inc. (a) (b)	11,865	411,597
Genesee & Wyoming, Inc. (a) (b)	15,674	452,038
Heartland Express, Inc.	28,116	401,497
Knight Transportation, Inc. (b)	26,091	449,026
Marten Transport, Ltd. (a)	5,828	89,810
Old Dominion Freight Line, Inc. (a) (b)	14,285	342,411
Saia, Inc. (a)	6,069	100,321
Werner Enterprises, Inc. (b)	25,333	434,461

		3,464,956

Semiconductors & Semiconductor Equipment—3.5%
Actel Corp. (a)	10,253	110,015
Advanced Analogic Technologies, Inc. (a) (b)	18,070	192,265
Advanced Energy Industries, Inc. (a)	17,733	267,768
AMIS Holdings, Inc. (a)	30,499	296,145
Amkor Technology, Inc. (a) (b)	48,427	557,879
Anadigics, Inc. (a) (b)	26,898	486,316
Applied Micro Circuits Corp. (a) (b)	127,301	402,271
Asyst Technologies, Inc. (a)	19,823	104,864
Atheros Communications, Inc. (a)	24,143	723,566
ATMI, Inc. (a)	16,462	489,745
Axcelis Technologies, Inc. (a)	41,312	211,104
Brooks Automation, Inc. (a)	35,359	503,512
Cabot Microelectronics Corp. (a) (b)	10,915	466,616
Cirrus Logic, Inc. (a)	39,521	252,934
Cohu, Inc. (b)	11,960	224,250
Conexant Systems, Inc. (a)	219,077	262,892
Credence Systems Corp. (a)	56,091	173,321
Cymer, Inc. (a)	17,215	660,884
Diodes, Inc. (a) (b)	15,047	483,009
DSP Group, Inc. (a)	12,864	203,637
Entegris, Inc. (a) (b)	59,914	520,054
Exar Corp. (a) (b)	16,400	214,184
FEI Co. (a) (b)	16,046	504,326
FormFactor, Inc. (a)	24,548	1,089,195
Genesis Microchip, Inc. (a) (b)	14,264	111,830
Hittite Microwave Corp. (a)	7,517	331,876
IXYS Corp. (a) (b)	15,980	166,671
Kulicke & Soffa Industries, Inc. (a) (b)	24,133	204,648
Lattice Semiconductor Corp. (a)	47,528	213,401
LTX Corp. (a) (b)	24,947	89,061
Mattson Technology, Inc. (a)	21,797	188,544
Micrel, Inc.	33,690	363,852
Microsemi Corp. (a) (b)	33,506	934,147

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Microtune, Inc. (a) (b)	19,760	$118,955
MIPS Technologies, Inc. (a) (b)	24,811	196,007
MKS Instruments, Inc. (a)	22,852	434,645
Monolithic Power Systems (a) (b)	13,082	332,283
NetLogic Microsystems, Inc. (a) (b)	6,487	234,246
OmniVision Technologies, Inc. (a) (b)	25,044	569,250
ON Semiconductor Corp. (a) (b)	116,570	1,464,119
PDF Solutions, Inc. (a) (b)	10,305	101,813
Pericom Semiconductor Corp. (a)	12,207	143,066
Photronics, Inc. (a)	19,689	224,652
PLX Technology, Inc. (a)	10,521	113,627
PMC-Sierra, Inc. (a) (b)	96,391	808,721
RF Micro Devices, Inc. (a) (b)	88,343	594,548
Rudolph Technologies, Inc. (a) (b)	13,457	186,110
Semtech Corp. (a)	31,915	653,619
Sigma Designs, Inc. (a)	10,125	488,430
Silicon Image, Inc. (a)	38,506	198,306
Silicon Storage Technology, Inc. (a)	49,814	160,401
SiRF Technology Holdings, Inc. (a) (b)	23,086	492,886
Skyworks Solutions, Inc. (a)	72,406	654,550
Spansion, Inc. (Class A) (a) (b)	40,883	345,461
Standard Microsystems Corp. (a) (b)	10,906	419,009
Supertex, Inc. (a) (b)	5,116	204,026
Tessera Technologies, Inc. (a)	20,616	773,100
Trident Microsystems, Inc. (a) (b)	24,980	396,932
TriQuint Semiconductor, Inc. (a)	64,720	317,775
Ultra Clean Holdings (a)	9,055	133,109
Ultratech Stepper, Inc. (a)	9,164	127,013
Veeco Instruments, Inc. (a) (b)	12,217	236,765
Volterra Semiconductor Corp. (a) (b)	7,201	88,428
Zoran Corp. (a)	21,915	442,683

		23,659,317

Software—3.5%
ACI Worldwide, Inc. (a) (b)	16,822	375,972
Actuate Corp. (a)	23,535	151,801
Advent Software, Inc. (a) (b)	9,077	426,347
Ansoft Corp. (a)	9,168	302,361
ANSYS, Inc. (a)	37,598	1,284,724
Aspen Technology, Inc. (a)	39,891	571,239
Blackbaud, Inc.	20,770	524,235
Blackboard, Inc. (a)	12,535	574,604
Borland Software Corp. (a) (b)	35,330	153,685
Bottomline Technologies, Inc. (a)	9,233	115,689
Commvault Systems, Inc. (a)	16,327	302,376
Concur Technologies, Inc. (a) (b)	15,154	477,654
Epicor Software Corp. (a)	28,185	388,107
EPIQ System, Inc. (a) (b)	12,114	227,985
FalconStor Software, Inc. (a)	22,485	270,944
i2 Technologies, Inc. (a) (b)	6,456	98,454
Informatica Corp. (a)	37,918	595,313
Interactive Intelligence, Inc. (a)	6,268	119,092
Intervoice, Inc. (a)	14,769	138,681
Jack Henry & Associates, Inc.	40,810	1,055,347
JDA Software Group, Inc. (a)	16,196	334,609
Lawson Software, Inc. (a)	55,558	556,136

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Macrovision Corp. (a)	23,885	$588,288
Magma Design Automation, Inc. (a) (b)	15,655	220,266
Manhattan Associates, Inc. (a)	11,579	317,380
Mentor Graphics Corp. (a)	39,762	600,406
MICROS Systems, Inc. (a)	19,879	1,293,527
MicroStrategy, Inc. (Class A) (a)	4,631	367,424
MSC.Software Corp. (a)	20,248	275,778
Net 1 UEPS Technologies, Inc. (a) (b)	22,229	603,962
Nuance Communications, Inc. (a) (b)	64,646	1,248,314
Parametric Technology Corp. (a)	50,378	877,585
Progress Software Corp. (a)	19,919	603,546
Quality Systems, Inc. (b)	7,010	256,776
Quest Software, Inc. (a)	30,038	515,452
Radiant Systems, Inc. (a) (b)	9,542	151,050
Secure Computing Corp. (a) (b)	29,628	288,280
Smith Micro Software, Inc. (a) (b)	13,948	224,005
Solera Holdings, Inc. (a)	12,126	218,147
Sonic Solutions (a) (b)	12,091	126,593
SourceForge, Inc. (a) (b)	56,337	138,026
SPSS, Inc. (a)	7,930	326,240
Sybase, Inc. (a)	48,668	1,125,691
Synchronoss Technologies, Inc. (a) (b)	8,526	358,604
Take-Two Interactive Software, Inc. (a) (b)	32,850	561,078
Taleo Corp. (a)	7,788	197,893
The Ultimate Software Group, Inc. (a) (b)	12,356	431,224
THQ, Inc. (a)	31,424	784,971
TIBCO Software, Inc. (a)	93,680	692,295
Tyler Technologies, Inc. (b)	15,666	209,141
Vasco Data Security International, Inc. (a) (b)	11,192	395,189
Wind River Systems, Inc. (a)	35,918	422,755

		23,465,241

Specialty Retail—2.6%
A.C. Moore Arts & Crafts, Inc. (a)	9,429	148,601
Aaron Rents, Inc. (Class B)	20,297	452,623
Aeropostale, Inc. (a)	34,855	664,336
Asbury Automotive Group, Inc.	11,750	232,767
Bebe Stores, Inc. (b)	10,506	153,703
Big 5 Sporting Goods Corp. (b)	11,543	215,854
Blockbuster, Inc. (a) (b)	91,005	488,697
Books-A-Million, Inc. (b)	6,643	87,887
Borders Group, Inc. (b)	27,877	371,600
Buckle, Inc. (b)	5,642	214,057
Build-A-Bear-Workshop, Inc. (a)	6,104	108,407
Cabelas, Inc. (a) (b)	15,985	378,045
Casual Male Retail Group, Inc. (a) (b)	16,493	147,777
Cato Corp.	15,571	318,271
Charlotte Russe Holding, Inc. (a)	11,599	169,809
Charming Shoppes, Inc. (a) (b)	55,323	464,713
Christopher & Banks Corp. (b)	14,616	177,146
Citi Trends, Inc. (a) (b)	6,383	138,894
Collective Brands, Inc. (a)	29,366	647,814
Conn’s, Inc. (a) (b)	4,013	95,871
CSK Auto Corp. (a) (b)	19,772	210,572
DSW, Inc. (Class A) (a) (b)	6,806	171,307
Eddie Bauer Holdings, Inc. (a) (b)	14,187	122,008

Security Description	Shares	Value

Specialty Retail—(Continued)
Genesco, Inc. (a)	10,078	$464,898
Group 1 Automotive, Inc. (b)	11,213	376,420
Guitar Center, Inc. (a) (b)	13,158	780,269
Haverty Furniture Cos., Inc. (b)	11,124	97,557
Hibbett Sports, Inc. (a) (b)	15,482	383,954
Hot Topic, Inc. (a) (b)	21,408	159,704
J. Crew Group, Inc. (a) (b)	17,518	726,997
Jo-Ann Stores, Inc. (a) (b)	12,866	271,473
JOS. A. Bank Clothiers, Inc. (a) (b)	7,517	251,218
Lithia Motors, Inc. (b)	7,787	132,846
Midas, Inc. (a)	8,969	169,245
Monro Muffler Brake, Inc.	5,766	194,833
New York & Co., Inc. (a) (b)	20,485	124,959
Pacific Sunwear of California, Inc. (a) (b)	30,786	455,633
Pep Boys-Manny Moe & Jack (b)	19,170	268,955
Pier 1 Imports, Inc. (a) (b)	41,562	196,588
Rent-A-Center, Inc. (a) (b)	32,138	582,662
Sally Beauty Holdings, Inc. (a)	42,595	359,928
Select Comfort Corp. (a) (b)	24,280	338,706
Shoe Carnival, Inc. (a)	6,399	100,976
Sonic Automotive, Inc.	14,187	339,637
Stage Stores, Inc. (b)	18,621	339,461
Stein Mart, Inc. (b)	11,722	89,204
The Children’s Place Retail Stores, Inc. (a)	10,077	244,670
The Dress Barn, Inc. (a) (b)	22,683	385,838
The Finish Line, Inc. (Class A) (a)	22,275	96,674
The Gymboree Corp. (a)	14,553	512,848
The Men’s Wearhouse, Inc.	26,151	1,321,149
The Talbots, Inc. (b)	11,566	208,188
Tween Brands, Inc. (a) (b)	14,143	464,456
Wet Seal, Inc. (a)	36,709	142,064
Zale Corp. (a) (b)	20,918	484,043
Zumiez, Inc. (a) (b)	7,908	350,878

		17,597,690

Textiles, Apparel & Luxury Goods—1.4%
Brown Shoe Co., Inc.	19,552	379,309
Carter’s, Inc. (a)	26,362	525,922
Cherokee, Inc. (b)	2,827	108,444
Columbia Sportswear Co. (b)	6,561	362,889
Deckers Outdoor Corp. (a)	5,595	614,331
Fossil, Inc. (a)	18,364	686,079
Iconix Brand Group, Inc. (a)	21,168	503,587
K-Swiss, Inc. (b)	11,137	255,149
Kellwood Co.	10,459	178,326
Kenneth Cole Productions, Inc. (b)	4,469	86,565
Lululemon Athletica, Inc.	8,174	343,553
Maidenform Brands, Inc. (a)	10,659	169,265
Movado Group, Inc.	7,474	238,570
Oxford Industries, Inc.	6,394	230,951
Perry Ellis International, Inc. (a)	5,016	138,993
Quiksilver, Inc. (a) (b)	53,988	772,028
Skechers U. S. A., Inc. (a)	9,367	207,011
Steven Madden, Ltd. (a)	9,832	186,316
The Warnaco Group, Inc. (a)	20,294	792,887
Timberland Co. (Class A) (a)	21,464	406,957

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
True Religion Apparel, Inc. (a) (b)	6,512	$114,611
Under Armour, Inc. (a) (b)	10,106	604,541
UniFirst Corp.	5,393	202,022
Volcom, Inc. (a) (b)	5,855	248,955
Wolverine World Wide, Inc.	26,721	732,155

		9,089,416

Thrifts & Mortgage Finance—1.3%
Accredited Home Lenders Holding Co. (a) (b)	9,709	113,304
Anchor Bancorp Wisconsin, Inc. (b)	10,180	274,860
Bank Mutual Corp.	32,096	378,412
BankAtlantic Bancorp, Inc. (Class A) (b)	22,633	196,228
BankUnited Financial Corp. (b)	13,462	209,199
Berkshire Hill Bancorp, Inc. (b)	3,274	98,973
Brookline Bancorp, Inc. (b)	31,149	361,017
Centerline Holding Co. (b)	23,972	367,970
Corus Bankshares, Inc. (b)	16,966	220,897
Dime Community Bancorp, Inc. (b)	12,912	193,293
Downey Financial Corp. (b)	9,651	557,828
Federal Agricultural Mortage Corp. (b)	5,777	169,613
First Busey Corp. (b)	5,470	119,848
First Financial Holdings, Inc. (b)	4,775	149,362
First Niagara Financial Group, Inc. (b)	48,854	691,284
First Place Financial Corp. (b)	6,723	118,997
FirstFed Financial Corp. (a) (b)	7,033	348,485
Flagstar Bancorp, Inc. (b)	17,586	171,112
Flushing Financial Corp.	9,644	162,019
Franklin Bank Corp. (a) (b)	10,188	93,730
Fremont General Corp. (b)	30,919	120,584
Imperial Capital Bancorp, Inc.	3,553	100,372
Kearny Financial Corp. (b)	8,535	109,163
KNBT Bancorp. (b)	11,180	184,917
NewAlliance Bancshares, Inc. (b)	52,267	767,280
NexCen Brands, Inc. (a) (b)	19,430	130,570
Northwest Bancorp, Inc. (b)	6,925	197,086
Novastar Financial, Inc. (a) (b)	7,653	67,882
Ocwen Financial Corp. (a) (b)	15,708	148,126
Partners Trust Financial Group, Inc.	19,663	239,299
PFF Bancorp, Inc.	12,395	190,139
Provident Bancorp, Inc. (b)	17,303	226,842
Provident Financial Services, Inc. (b)	28,270	462,780
TierOne Corp.	8,448	223,619
Triad Guaranty, Inc. (a) (b)	4,701	89,178
TrustCo Bank Corp. (b)	30,723	335,802
United Community Financial Corp. (b)	11,793	85,145
WSFS Financial Corp.	2,438	152,131

		8,827,346

Tobacco—0.2%
Alliance One International, Inc. (a)	43,055	281,580
Universal Corp. (b)	12,256	599,931
Vector Group, Ltd. (b)	19,223	430,796

		1,312,307

Security Description	Shares	Value

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc.	20,875	$643,576
Beacon Roofing Supply, Inc. (a) (b)	21,781	222,602
Electro Rent Corp.	6,459	90,491
H&E Equipment Services, Inc. (a)	8,235	148,065
Houston Wire & Cable Co. (b)	7,800	141,258
Interline Brands, Inc. (a)	12,648	290,777
Kaman Corp. (b)	10,809	373,559
NuCo2, Inc. (a) (b)	6,422	165,302
Rush Enterprises, Inc. (a)	8,503	215,551
TAL International Group, Inc. (b)	6,411	160,724
TransDigm Group, Inc. (a)	4,398	201,033
UAP Holdings Corp.	23,994	752,452
Watsco, Inc.	10,349	480,504
Williams Scotsman International, Inc. (a)	12,603	349,229

		4,235,123

Water Utilities—0.2%
American State Water Co. (b)	7,701	300,339
Cadiz, Inc. (a) (b)	5,659	106,955
California Water Service Group (b)	7,790	299,837
Consolidated Water Co., Inc. (b)	6,556	196,811
SJW Corp. (b)	7,507	256,289
Southwest Water Co. (b)	11,349	143,338

		1,303,569

Wireless Telecommunication Services—0.3%
Dobson Communications Corp. (a)	68,946	881,819
Fibertower Corp. (a) (b)	48,193	185,061
ICO Global Communications Holdings (a) (b)	46,883	163,153
iPCS, Inc. (a)	8,228	282,961
Rural Cellular Corp. (a)	5,548	241,338
Syniverse Holdings, Inc. (a)	12,408	197,287
USA Mobility, Inc. (a) (b)	11,433	192,875

		2,144,494

Total Common Stock (Identified Cost $559,856,175)		643,970,941

Rights—0.0%

Auto Components—0.0%
Exide Technologies (a) (b) (c)	27,961	0

Thrifts & Mortgage Finance—0.0%
BankUnited Financial Corp. (a) (c) (d)	4,713	0

Total Rights (Identified Cost $1,602)		0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Short Term Investments—4.0%

Security Description	Face Amount	Value

Discount Notes—4.0%
Federal Home Loan Bank 4.000%, 10/01/07	$1,075,000	$1,074,761
4.600%, 10/17/07	7,975,000	7,956,657
5.100%, 10/24/07	17,500,000	17,438,021

Total Short Term Investments (Identified Cost $26,469,439)		26,469,439

Total Investments—99.8% (Identified Cost $586,327,216) (f)		670,440,380
Other assets less liabilities		1,524,312

Total Net Assets—100%		$671,964,692

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $163,122,599 and the collateral received consisted of cash in the amount of $169,424,076 and securities with a market value of $176,720.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $586,327,216 and the composition of unrealized appreciation and depreciation of investment securities was $133,198,793 and $(49,085,629), respectively.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Net Unrealized Appreciation
Russell 2000 Index Futures	12/20/2007	65	$25,634,700	$26,429,000	$794,300

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—96.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
General Dynamics Corp.	93,000	$7,855,710

Air Freight & Logistics—0.5%
Expeditors International of Washington, Inc.	77,700	3,675,210

Airlines—0.9%
Southwest Airlines Co.	485,100	7,179,480

Beverages—1.3%
InBev NV (EUR)	48,400	4,384,954
PepsiCo, Inc.	84,500	6,190,470

		10,575,424

Biotechnology—2.8%
Celgene Corp. (a)	58,200	4,150,242
Genentech, Inc. (a)	124,900	9,744,698
Gilead Sciences, Inc. (a)	216,900	8,864,703

		22,759,643

Capital Markets—7.6%
Franklin Resources, Inc.	65,600	8,364,000
Morgan Stanley	100,300	6,318,900
Northern Trust Corp.	70,700	4,685,289
State Street Corp.	190,000	12,950,400
The Charles Schwab Corp.	262,200	5,663,520
The Goldman Sachs Group, Inc.	35,900	7,780,966
UBS AG (CHF)	280,800	15,044,554

		60,807,629

Chemicals—0.6%
Monsanto Co.	53,400	4,578,516

Commercial Banks—1.9%
Anglo Irish Bank Corp., Plc. (EUR)	272,808	5,136,524
Anglo Irish Bank Corp., Plc. (London Listed Shares) (EUR)	23,400	431,888
Erste Bank der oesterreichischen Sparkassen AG (EUR)	126,700	9,620,502

		15,188,914

Communications Equipment—4.2%
Cisco Systems, Inc. (a)	421,600	13,959,176
Corning, Inc. (a)	300,200	7,399,930
Juniper Networks, Inc. (a)	140,500	5,143,705
QUALCOMM, Inc.	165,600	6,998,256

		33,501,067

Computers & Peripherals—1.7%
Apple, Inc. (a)	37,000	5,680,980
Dell, Inc. (a)	117,300	3,237,480
EMC Corp. (a)	225,900	4,698,720

		13,617,180

Security Description	Shares	Value

Construction & Engineering—0.8%
Foster Wheeler, Ltd.	46,200	$6,065,136

Consumer Finance—1.4%
American Express Co.	189,700	11,262,489

Diversified Financial Services—1.5%
Citigroup, Inc.	170,415	7,953,268
CME Group, Inc.	3,900	2,290,665
Moody’s Corp.	43,300	2,182,320

		12,426,253

Electrical Equipment—0.8%
Schneider Electric S.A. (EUR)	54,100	6,809,030

Electronic Equipment & Instruments—0.7%
Hon Hai Precision Industry Co., Ltd. (GDR)	359,860	5,334,879

Energy Equipment & Services—3.8%
Baker Hughes, Inc.	117,700	10,636,549
Schlumberger, Ltd.	191,800	20,139,000

		30,775,549

Food & Staples Retailing—3.8%
Costco Wholesale Corp.	36,200	2,221,594
CVS Caremark Corp.	423,590	16,786,872
Sysco Corp.	65,600	2,334,704
Walgreen Co.	90,200	4,261,048
Whole Foods Market, Inc. (b)	96,000	4,700,160

		30,304,378

Health Care Equipment & Supplies—4.7%
Alcon, Inc.	27,400	3,943,408
Becton, Dickinson & Co.	65,700	5,390,685
Covidien, Ltd. (a)	94,150	3,907,225
Medtronic, Inc.	204,700	11,547,127
St. Jude Medical, Inc. (a)	84,500	3,723,915
Stryker Corp.	66,300	4,558,788
Zimmer Holdings, Inc. (a)	57,600	4,665,024

		37,736,172

Health Care Providers & Services—5.0%
Aetna, Inc.	195,600	10,615,212
Humana, Inc. (a)	56,500	3,948,220
Laboratory Corp. of America Holdings (a)	60,200	4,709,446
McKesson Corp.	9,000	525,915
Medco Health Solutions, Inc. (a)	62,900	5,685,531
WellPoint, Inc. (a)	182,500	14,402,900

		39,887,224

Hotels, Restaurants & Leisure—2.3%
International Game Technology	123,400	5,318,540
Las Vegas Sands Corp. (a)	28,100	3,749,102
Marriott International, Inc.	156,760	6,814,357
MGM MIRAGE (a)	24,900	2,227,056

		18,109,055

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.9%
Harman International Industries, Inc.	36,200	$3,132,024
TomTom NV (EUR) (a)	50,503	3,910,094

		7,042,118

Household Products—1.5%
Procter & Gamble Co.	132,205	9,299,300
Reckitt Benckiser, Plc. (GBP)	51,200	2,996,485

		12,295,785

Independent Power Producers & Energy Traders—0.7%
The AES Corp. (a)	262,100	5,252,484

Industrial Conglomerates—4.3%
General Electric Co.	826,700	34,225,380

Insurance—2.6%
American International Group, Inc.	190,400	12,880,560
Prudential Financial, Inc.	78,300	7,640,514

		20,521,074

Internet & Catalog Retail—1.5%
Amazon.com, Inc. (a) (b)	90,500	8,430,075
Expedia, Inc. (a) (b)	116,245	3,705,890

		12,135,965

Internet Software & Services—3.1%
eBay, Inc. (a)	104,100	4,061,982
Google, Inc. (a)	28,800	16,337,376
VeriSign, Inc. (a)	122,400	4,129,776

		24,529,134

IT Services—3.6%
Accenture, Ltd. (Class A)	289,800	11,664,450
Automatic Data Processing, Inc.	185,600	8,524,608
Infosys Technologies Ltd. (ADR)	134,400	6,503,616
Redecard S.A. (BRL) (a)	108,300	2,015,158

		28,707,832

Machinery—2.5%
Danaher Corp.	176,600	14,606,586
Deere & Co.	20,000	2,968,400
Joy Global, Inc.	40,600	2,064,916

		19,639,902

Media—3.9%
Grupo Televisa S.A. (ADR)	122,500	2,960,825
Naspers, Ltd. (ZAR)	169,900	4,707,427
Omnicom Group, Inc.	74,400	3,577,896
Rogers Communications, Inc. (Class B)	198,300	9,028,599
Shaw Communications, Inc.	181,500	4,508,460
The McGraw-Hill Cos., Inc.	128,300	6,531,753

		31,314,960

Security Description	Shares	Value

Metals & Mining—1.9%
BHP Billiton, Ltd. (AUD)	269,700	$10,577,070
Freeport-McMoRan Copper & Gold, Inc. (Class B)	42,900	4,499,781

		15,076,851

Multiline Retail—2.3%
Kohl’s Corp. (a)	170,100	9,751,833
Target Corp.	131,700	8,372,169

		18,124,002

Oil, Gas & Consumable Fuels—3.1%
EOG Resources, Inc.	61,600	4,455,528
Exxon Mobil Corp.	68,216	6,314,073
Murphy Oil Corp.	48,400	3,382,676
Total S.A. (EUR)	131,600	10,616,881

		24,769,158

Pharmaceuticals—2.4%
Allergan, Inc.	110,100	7,098,147
Roche Holding AG (CHF)	39,200	7,084,817
Schering-Plough Corp.	164,400	5,199,972

		19,382,936

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.	147,400	5,329,984
ASML Holding NV (a) (b)	129,300	4,248,798
Intel Corp.	146,700	3,793,662
Marvell Technology Group, Ltd. (a)	380,300	6,225,511
Maxim Integrated Products, Inc.	158,900	4,663,715
Xilinx, Inc.	147,400	3,853,036

		28,114,706

Software—4.1%
Amdocs, Ltd. (a)	172,800	6,426,432
Autodesk, Inc.	85,100	4,252,447
Electronic Arts, Inc. (a)	79,000	4,423,210
Intuit, Inc. (a)	91,700	2,778,510
Microsoft Corp.	504,400	14,859,624

		32,740,223

Specialty Retail—1.7%
Bed Bath & Beyond, Inc. (a)	102,700	3,504,124
Lowe’s Cos., Inc.	196,100	5,494,722
PetSmart, Inc.	134,500	4,290,550

		13,289,396

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc. (a)	135,700	6,414,539

Trading Companies & Distributors—0.3%
Fastenal Co.	49,400	2,243,254

Wireless Telecommunication Services—4.5%
American Tower Corp. (Class A) (a)	182,900	7,963,466
América Movil S.A. de C.V. (ADR)	206,500	13,216,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—(Continued)
Crown Castle International Corp. (a)	224,600	$9,125,498
Leap Wireless International, Inc. (a)	42,800	3,482,636
MetroPCS Communications, Inc. (a)	75,900	2,070,552

		35,858,152

Total Common Stock (Identified Cost $643,347,465)		770,126,790

Short Term Investments—4.2%
Security Description	Shares	Value

Mutual Funds—4.2%
T. Rowe Price Reserve Investment Fund (c)	33,960,816	$33,960,816

Total Short Term Investments (Identified Cost $33,960,816)		33,960,816

Total Investments—100.7% (Identified Cost $677,308,281) (d)		804,087,606
Liabilities in excess of other assets		(5,668,735)

Total Net Assets—100%		$798,418,871

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $21,135,569 and the collateral received consisted of cash in the amount of $12,969,871 and securities with a market value of $8,533,923.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $677,308,281 and the composition of unrealized appreciation and depreciation of investment securities was $134,796,204 and $(8,016,879), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(ZAR)—	South African Rand

Affliliated Issuer
Security Description	Number of Shares Held at 12/31/2006	Shares Purchased Since 12/31/2006	Shares Sold Since 12/31/2006	Number of Shares Held at 9/30/2007	Realized Gain/Loss on Shares Sold	Income for Period Ended 9/30/2007
T. Rowe Price Reserve Investment Fund	27,238,060	154,147,933	(147,425,177)	33,960,816	$0	$918,175

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—98.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Ceradyne, Inc. (a) (b)	38,700	$2,931,138
DRS Technologies, Inc.	17,079	941,394
MTC Technologies, Inc. (a) (b)	18,100	349,511
Teledyne Technologies, Inc. (b)	28,200	1,505,598
United Industrial Corp. (a)	20,700	1,557,882

		7,285,523

Air Freight & Logistics—1.0%
Hub Group, Inc. (Class A) (b)	26,300	789,789
Pacer International, Inc. (a)	17,400	331,470
UTi Worldwide, Inc.	116,200	2,670,276

		3,791,535

Airlines—0.2%
SkyWest, Inc.	27,400	689,658

Auto Components—0.4%
Gentex Corp. (a)	64,900	1,391,456

Automobiles—0.4%
Thor Industries, Inc. (a)	34,900	1,570,151

Beverages—0.6%
Boston Beer, Inc. (b)	28,900	1,406,274
Hansen Natural Corp. (b)	19,000	1,076,920

		2,483,194

Biotechnology—3.7%
Alexion Pharmaceuticals, Inc. (a) (b)	19,300	1,257,395
Alkermes, Inc. (b)	50,800	934,720
BioMarin Pharmaceutical, Inc. (a) (b)	62,400	1,553,760
Cubist Pharmaceuticals, Inc. (a) (b)	19,500	412,035
deCODE genetics, Inc. (a) (b)	48,700	168,989
Human Genome Sciences, Inc. (a) (b)	52,200	537,138
Incyte Corp. (a) (b)	78,300	559,845
InterMune, Inc. (a) (b)	6,800	130,084
Martek Biosciences Corp. (a) (b)	10,200	296,106
Medarex, Inc. (a) (b)	42,500	601,800
Myriad Genetics, Inc. (a) (b)	20,200	1,053,430
Neurocrine Biosciences, Inc. (a) (b)	9,600	96,000
Onyx Pharmaceuticals, Inc. (a) (b)	21,400	931,328
OSI Pharmaceuticals, Inc. (a) (b)	22,300	757,977
PDL BioPharma, Inc. (a) (b)	81,800	1,767,698
Pharmion Corp. (b)	13,900	641,346
Regeneron Pharmaceuticals, Inc. (a) (b)	25,800	459,240
Rigel Pharmaceuticals, Inc. (a) (b)	46,000	433,780
Senomyx, Inc. (a) (b)	58,200	712,950
Theravance, Inc. (a) (b)	17,300	451,357
United Therapeutics Corp. (b)	8,400	558,936

		14,315,914

Building Products—0.1%
Simpson Manufacturing Co. , Inc. (a)	11,300	359,905

Security Description	Shares	Value

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a) (b)	34,349	$4,379,841
Cohen & Steers, Inc. (a)	9,500	351,785
GFI Group, Inc. (a) (b)	9,100	783,692
Greenhill & Co., Inc. (a)	32,600	1,990,230
Knight Capital Group, Inc. (b)	26,600	318,136
optionsXpress Holdings, Inc. (a)	23,800	622,132
Penson Worldwide, Inc. (a) (b)	15,400	284,592

		8,730,408

Chemicals—1.9%
CF Industries Holdings, Inc.	19,400	1,472,654
Hercules, Inc.	44,500	935,390
Nalco Holding Co.	82,100	2,434,265
Terra Industries, Inc. (a) (b)	42,500	1,328,550
The Scotts Miracle-Gro Co.	25,300	1,081,575

		7,252,434

Commercial Banks—1.1%
Boston Private Financial Holdings, Inc. (a)	28,100	782,304
East West Bancorp, Inc. (a)	38,400	1,380,864
Pinnacle Financial Partners, Inc. (a) (b)	11,000	317,020
SVB Financial Group (a) (b)	13,900	658,304
UCBH Holdings, Inc. (a)	71,800	1,255,064

		4,393,556

Commercial Services & Supplies—4.5%
Administaff, Inc.	17,800	646,140
ChoicePoint, Inc. (b)	29,633	1,123,683
Heidrick & Struggles International, Inc.	17,800	648,810
IHS, Inc. (b)	17,700	999,873
Kenexa Corp. (a) (b)	44,800	1,378,944
Knoll, Inc.	15,500	274,970
Korn/Ferry International (b)	25,600	422,656
Navigant Consulting, Inc. (a) (b)	22,700	287,382
Resources Connection, Inc. (b)	81,600	1,889,040
Stericycle, Inc. (b)	64,200	3,669,672
The Advisory Board Co. (a) (b)	35,400	2,069,838
The Corporate Executive Board Co. (a)	30,300	2,249,472
Waste Connections, Inc. (b)	57,300	1,819,848

		17,480,328

Communications Equipment—2.9%
Adtran, Inc.	43,100	992,593
Avocent Corp. (b)	19,025	554,008
CommScope, Inc. (b)	30,800	1,547,392
Comtech Telecommunications Corp. (b)	33,800	1,807,962
Dycom Industries, Inc. (b)	19,400	594,222
F5 Networks, Inc. (b)	69,700	2,592,143
Foundry Networks, Inc. (b)	66,700	1,185,259
Plantronics, Inc. (a)	25,700	733,735
Polycom, Inc. (b)	41,493	1,114,502

		11,121,816

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—0.4%
Avid Technology, Inc. (a) (b)	13,120	$355,290
Intermec, Inc. (a) (b)	13,800	360,456
Palm, Inc. (a) (b)	43,000	699,610

		1,415,356

Construction & Engineering—1.1%
Foster Wheeler, Ltd.	17,200	2,258,016
Perini Corp. (b)	11,400	637,602
Quanta Services, Inc. (a) (b)	54,925	1,452,761

		4,348,379

Construction Materials—0.2%
Eagle Materials, Inc. (a)	24,100	861,334

Consumer Finance—0.1%
Advanta Corp. (Class B)	18,850	516,867

Containers & Packaging—0.7%
Crown Holdings, Inc.	81,000	1,843,560
Greif, Inc.	12,500	758,500

		2,602,060

Diversified Consumer Services—2.8%
Bright Horizons Family Solutions, Inc. (b)	45,000	1,927,800
DeVry, Inc.	38,300	1,417,483
ITT Educational Services, Inc. (b)	38,900	4,733,741
Matthews International Corp.	22,600	989,880
Sotheby’s Holdings, Inc. (Class A) (a)	24,800	1,185,192
Steiner Leisure, Ltd. (a) (b)	12,700	551,180

		10,805,276

Diversified Financial Services—0.3%
International Securities Exchange, Inc. (a)	15,400	1,023,638

Diversified Telecommunication Services—0.8%
Cbeyond, Inc. (b)	20,800	848,432
NeuStar, Inc. (Class A) (a) (b)	26,500	908,685
Time Warner Telecom, Inc. (Class A) (a) (b)	60,600	1,331,382

		3,088,499

Electrical Equipment—2.0%
AMETEK, Inc. (b)	44,100	1,906,002
General Cable Corp.	26,100	1,751,832
II-VI, Inc. (a) (b)	43,300	1,495,149
The Genlyte Group, Inc. (b)	12,200	783,972
Thomas & Betts Corp. (b)	30,300	1,776,792

		7,713,747

Electronic Equipment & Instruments—3.0%
CyberOptics Corp. (a) (b)	103,937	1,278,425
Dolby Laboratories, Inc. (Class A) (b)	43,600	1,518,152
FLIR Systems, Inc. (a) (b)	71,800	3,977,002
Itron, Inc. (b)	13,500	1,256,445
Mettler-Toledo International, Inc. (b)	21,600	2,203,200

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Orbotech, Ltd. (b)	31,900	$670,857
TTM Technologies, Inc. (b)	65,900	762,463

		11,666,544

Energy Equipment & Services—5.8%
Atwood Oceanics, Inc. (b)	14,800	1,133,088
Core Laboratories NV (b)	21,500	2,738,885
Dresser-Rand Group, Inc. (b)	41,900	1,789,549
Global Industries, Inc. (b)	90,500	2,331,280
Helmerich & Payne, Inc.	48,600	1,595,538
Hercules Offshore, Inc. (b)	27,909	728,704
ION Geophysical Corp. (a)	62,700	867,141
NATCO Group, Inc. (b)	18,700	967,725
Oil States International, Inc. (b)	67,900	3,279,570
SEACOR Holdings, Inc. (a) (b)	9,000	855,900
Superior Energy Services, Inc. (b)	42,800	1,516,832
Tetra Technologies, Inc. (a) (b)	76,500	1,617,210
Unit Corp. (b)	16,000	774,400
W-H Energy Services, Inc. (b)	26,700	1,969,125

		22,164,947

Food & Staples Retailing—0.3%
The Pantry, Inc. (a) (b)	21,200	543,356
United Natural Foods, Inc. (a) (b)	16,900	460,018

		1,003,374

Food Products—0.3%
Ralcorp Holdings, Inc. (b)	8,200	457,724
SunOpta, Inc. (b)	39,781	576,427

		1,034,151

Health Care Equipment & Supplies—6.9%
American Medical Systems Holdings, Inc. (a) (b)	55,100	933,945
Cytyc Corp. (b)	63,500	3,025,775
Edwards Lifesciences Corp. (b)	31,300	1,543,403
Gen-Probe, Inc. (b)	40,900	2,723,122
Hologic, Inc. (a) (b)	40,100	2,446,100
IDEXX Laboratories, Inc. (b)	13,600	1,490,424
Immucor, Inc. (b)	60,650	2,168,237
Integra LifeSciences Holdings (a) (b)	8,500	412,930
Kyphon, Inc. (b)	44,900	3,143,000
Mentor Corp. (a)	16,200	746,010
Meridian Bioscience, Inc.	70,200	2,128,464
ResMed, Inc. (a)	31,000	1,328,970
Respironics, Inc. (b)	50,300	2,415,909
Stereotaxis, Inc. (a) (b)	26,000	358,540
STERIS Corp.	29,700	811,701
Thoratec Corp. (a) (b)	48,300	999,327

		26,675,857

Health Care Providers & Services—3.6%
Amedisys, Inc. (a) (b)	19,033	731,248
Centene Corp. (b)	43,700	939,987
Chemed Corp.	26,300	1,634,808

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Gentiva Health Services, Inc. (b)	35,500	$681,955
HealthExtras, Inc. (b)	27,100	754,193
Healthspring, Inc. (b)	33,900	661,050
Healthways, Inc. (a) (b)	10,200	550,494
inVentiv Health, Inc. (b)	23,900	1,047,298
LCA-Vision, Inc. (a)	7,800	229,242
LifePoint Hospitals, Inc. (b)	21,900	657,219
Pediatrix Medical Group, Inc. (b)	28,300	1,851,386
PSS World Medical, Inc. (b)	35,400	677,202
Psychiatric Solutions, Inc. (b)	31,700	1,245,176
Sunrise Senior Living, Inc. (a) (b)	19,100	675,567
Wellcare Group, Inc. (b)	16,100	1,697,423

		14,034,248

Health Care Technology—0.5%
Cerner Corp. (a) (b)	22,000	1,315,820
Computer Programs & Systems, Inc. (a)	25,800	680,088

		1,995,908

Hotels, Restaurants & Leisure—3.0%
Applebee’s International, Inc.	50,700	1,261,416
BJ’s Restaurants, Inc. (a) (b)	59,500	1,252,475
CEC Entertainment, Inc. (b)	20,650	554,866
Choice Hotels International, Inc.	15,700	591,419
Monarch Casino & Resort, Inc. (b)	19,000	540,550
Orient-Express Hotels, Ltd. (Class A) (a)	18,100	927,987
P.F. Chang’s China Bistro, Inc. (a) (b)	19,700	583,120
RARE Hospitality International, Inc. (a) (b)	41,275	1,572,990
Sonic Corp. (a) (b)	67,162	1,571,591
The Cheesecake Factory, Inc. (a) (b)	17,249	404,834
WMS Industries, Inc. (a) (b)	66,750	2,209,425

		11,470,673

Household Durables—0.8%
iRobot Corp. (a) (b)	29,100	578,508
Jarden Corp. (a) (b)	37,800	1,169,532
Tempur-Pedic International, Inc.	37,500	1,340,625

		3,088,665

Household Products—0.4%
Church & Dwight Co., Inc.	35,000	1,646,400

Insurance—1.4%
HCC Insurance Holdings, Inc.	48,900	1,400,496
Max Capital Group, Ltd.	25,900	726,236
Philadelphia Consolidated Holding Corp. (b)	32,100	1,327,014
StanCorp Financial Group, Inc.	36,600	1,812,066

		5,265,812

Internet & Catalog Retail—1.2%
Blue Nile, Inc. (a) (b)	15,700	1,477,684
Nutri/System, Inc. (a) (b)	16,800	787,752
Priceline.com, Inc. (a) (b)	26,100	2,316,375

		4,581,811

Security Description	Shares	Value

Internet Software & Services—2.7%
CNET Networks, Inc. (a) (b)	139,400	$1,038,530
Cybersource Corp. (a) (b)	100,200	1,171,338
DealerTrack Holdings, Inc. (b)	24,600	1,030,248
Digital River, Inc. (a) (b)	22,500	1,006,875
j2 Global Communications, Inc. (b)	43,200	1,413,936
SINA Corp. (a) (b)	26,700	1,277,595
ValueClick, Inc. (b)	55,700	1,251,022
Visual Sciences, Inc. (a) (b)	45,000	649,800
Websense, Inc. (a) (b)	69,200	1,365,316

		10,204,660

IT Services—2.9%
CACI International, Inc. (Class A) (a) (b)	30,000	1,532,700
Forrester Research, Inc. (b)	6,000	141,420
Global Cash Access, Inc. (b)	38,200	404,538
Global Payments, Inc.	40,320	1,782,950
Heartland Payment Systems, Inc. (a)	31,100	799,270
MoneyGram International, Inc.	24,100	544,419
NCI, Inc. (Class A) (b)	105,200	1,990,384
Perot Systems Corp. (Class A) (b)	83,200	1,406,912
RightNow Technologies, Inc. (a) (b)	76,100	1,224,449
SRA International, Inc. (b)	48,700	1,367,496

		11,194,538

Leisure Equipment & Products—0.6%
Polaris Industries, Inc. (a)	27,000	1,177,740
Pool Corp. (a)	41,525	1,037,294

		2,215,034

Life Sciences Tools & Services—2.0%
Dionex Corp. (a) (b)	5,900	468,814
Exelixis, Inc. (a) (b)	62,700	663,993
Illumina, Inc. (a) (b)	24,500	1,271,060
Invitrogen Corp. (b)	25,100	2,051,423
Parexel International Corp. (b)	13,900	573,653
Techne Corp. (b)	23,600	1,488,688
Varian, Inc. (b)	18,300	1,164,063

		7,681,694

Machinery—4.4%
Actuant Corp. (a)	56,800	3,690,296
Bucyrus International, Inc.	7,100	517,803
FreightCar America, Inc.	7,200	275,040
Gardner Denver, Inc. (b)	19,200	748,800
Graco, Inc.	26,000	1,016,860
Kaydon Corp. (a)	33,800	1,757,262
Kennametal, Inc.	11,100	932,178
RBC Bearings, Inc. (b)	27,100	1,039,285
The Manitowoc Co., Inc.	72,000	3,188,160
The Middleby Corp. (a)	12,200	787,388
The Toro Co.	34,900	2,053,167
Wabtec Corp.	25,600	958,976

		16,965,215

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.2%
Horizon Lines, Inc.	23,000	$702,190

Media—0.6%
Interactive Data Corp.	20,100	566,820
John Wiley & Sons, Inc.	19,400	871,642
Marvel Entertainment, Inc. (a) (b)	30,300	710,232

		2,148,694

Metals & Mining—1.2%
Carpenter Technology Corp.	7,200	936,072
Cleveland-Cliffs, Inc. (a)	21,500	1,891,355
Steel Dynamics, Inc.	40,900	1,910,030

		4,737,457

Multiline Retail—0.2%
Saks, Inc. (a) (b)	38,000	651,700

Oil, Gas & Consumable Fuels—4.2%
Bill Barrett Corp. (a) (b)	23,700	934,017
Cabot Oil & Gas Corp.	66,900	2,352,204
Denbury Resources, Inc. (b)	55,200	2,466,888
Foundation Coal Holdings, Inc.	32,400	1,270,080
Frontier Oil Corp.	47,400	1,973,736
Helix Energy Solutions Group, Inc. (a) (b)	50,300	2,135,738
Mariner Energy, Inc. (a) (b)	51,336	1,063,169
Penn Virginia Corp.	29,600	1,301,808
Plains Exploration & Production Co. (a) (b)	22,900	1,012,638
Range Resources Corp.	33,800	1,374,308
USEC, Inc. (a) (b)	28,000	287,000

		16,171,586

Personal Products—1.2%
Alberto-Culver Co.	54,200	1,343,618
Chattem, Inc. (a) (b)	12,500	881,500
Herbalife, Ltd.	23,200	1,054,672
NBTY, Inc. (b)	30,800	1,250,480

		4,530,270

Pharmaceuticals—1.6%
Medicis Pharmaceutical Corp. (a)	63,500	1,937,385
MGI Pharma, Inc. (b)	15,100	419,478
Noven Pharmaceuticals, Inc. (a) (b)	61,000	971,730
Sciele Pharma, Inc. (b)	16,800	437,136
The Medicines Co. (a) (b)	45,000	801,450
Valeant Pharmaceuticals International, Inc.	52,800	817,344
ViroPharma, Inc. (b)	23,300	207,370
Xenoport, Inc. (a) (b)	13,300	625,765

		6,217,658

Real Estate Investment Trusts—0.1%
Essex Property Trust, Inc. (a)	2,500	293,925
PS Business Parks, Inc.	2,800	159,180

		453,105

Security Description	Shares	Value

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	14,000	$1,438,640

Road & Rail—0.5%
Landstar System, Inc.	29,200	1,225,524
Old Dominion Freight Line, Inc. (b)	26,850	643,594

		1,869,118

Semiconductors & Semiconductor Equipment—5.6%
Advanced Energy Industries, Inc. (b)	80,400	1,214,040
ATMI, Inc. (b)	33,500	996,625
Cohu, Inc.	40,000	750,000
Cymer, Inc. (b)	47,200	1,812,008
Entegris, Inc. (b)	94,600	821,128
Exar Corp. (b)	38,700	505,422
Integrated Device Technology, Inc. (b)	95,350	1,476,018
Intersil Corp.	41,064	1,372,770
Micrel, Inc.	69,600	751,680
ON Semiconductor Corp. (a) (b)	293,200	3,682,592
Pericom Semiconductor Corp. (b)	27,400	321,128
PMC-Sierra, Inc. (a) (b)	51,100	428,729
Semtech Corp. (b)	70,800	1,449,984
Spansion, Inc. (Class A) (a) (b)	44,800	378,560
Standard Microsystems Corp. (a) (b)	12,200	468,724
Varian Semiconductor Equipment Associates, Inc. (b)	75,650	4,048,788
Verigy, Ltd. (b)	24,400	602,924
Virage Logic Corp. (b)	61,500	456,330

		21,537,450

Software—5.6%
Actuate Corp. (b)	136,800	882,360
Ansoft Corp. (b)	34,300	1,131,214
ANSYS, Inc. (b)	49,400	1,687,998
Epicor Software Corp. (a) (b)	51,200	705,024
FactSet Research Systems, Inc.	33,900	2,323,845
Fair Isaac Corp. (a)	41,519	1,499,251
Informatica Corp. (a) (b)	165,700	2,601,490
Jack Henry & Associates, Inc.	34,000	879,240
Macrovision Corp. (a) (b)	46,400	1,142,832
MICROS Systems, Inc. (b)	18,000	1,171,260
MicroStrategy, Inc. (Class A) (b)	6,300	499,842
Parametric Technology Corp. (b)	26,100	454,662
Quest Software, Inc. (b)	45,600	782,496
SPSS, Inc. (a) (b)	22,500	925,650
Synopsys, Inc. (b)	32,300	874,684
Taleo Corp. (b)	68,600	1,743,126
THQ, Inc. (b)	41,100	1,026,678
TIBCO Software, Inc. (b)	70,600	521,734
Wind River Systems, Inc. (b)	46,200	543,774

		21,397,160

Specialty Retail—4.4%
A.C. Moore Arts & Crafts, Inc. (a) (b)	74,350	1,171,756
Aeropostale, Inc. (b)	37,650	717,609
Charlotte Russe Holding, Inc. (b)	34,700	508,008
Citi Trends, Inc. (a) (b)	2,800	60,928

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Coldwater Creek, Inc. (a) (b)	87,700	$952,422
DSW, Inc. (Class A) (a) (b)	12,600	317,142
GameStop Corp. (Class A) (b)	38,300	2,158,205
Guess?, Inc. (b)	20,100	985,503
Hibbett Sports, Inc. (a) (b)	54,950	1,362,760
JOS. A. Bank Clothiers, Inc. (a) (b)	12,600	421,092
O’Reilly Automotive, Inc. (b)	42,800	1,429,948
The Dress Barn, Inc. (b)	26,600	452,466
The Gymboree Corp. (b)	60,700	2,139,068
Tractor Supply Co. (a) (b)	35,400	1,631,586
Zumiez, Inc. (a) (b)	56,800	2,520,216

		16,828,709

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co. (a)	16,500	912,615
Deckers Outdoor Corp. (b)	8,400	922,320
Fossil, Inc. (b)	24,649	920,887
Hanesbrands, Inc. (b)	41,700	1,170,102
Iconix Brand Group, Inc. (b)	49,800	1,184,742
The Warnaco Group, Inc. (b)	29,100	1,136,937

		6,247,603

Trading Companies & Distributors—0.4%
Beacon Roofing Supply, Inc. (a) (b)	28,200	288,204
MSC Industrial Direct Co., Inc. (Class A)	24,200	1,224,278

		1,512,482

Wireless Telecommunication Services—1.9%
Dobson Communications Corp. (b)	73,100	934,949
Leap Wireless International, Inc. (b)	33,200	2,701,484
SBA Communications Corp. (b)	90,700	3,199,896
Syniverse Holdings, Inc. (b)	31,300	497,670

		7,333,999

Total Common Stock (Identified Cost $306,496,569)		379,908,386

Short Term Investments—0.7%
Security Description	Shares	Value

Mutual Funds—0.7%
T. Rowe Price Reserve Investment Fund (c)	2,840,503	$2,840,503

Total Short Term Investments (Identified Cost $2,840,503)		2,840,503

Total Investments—99.6% (Identified Cost $309,337,072) (d)		382,748,889
Other assets less liabilities		1,417,983

Total Net Assets—100%		$384,166,872

(a)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $94,728,555 and the collateral received consisted of cash in the amount of $97,830,746 and securities with a market value of $205,933.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $309,337,072 and the composition of unrealized appreciation and depreciation of investment securities was $89,913,525 and $(16,501,708), respectively.

Affliliated Issuer
Security Description	Number of Shares Held at 12/31/2006	Shares Purchased Since 12/31/2006	Shares Sold Since 12/31/2006	Number of Shares Held at 9/30/2007	Realized Gain/Loss on Shares Sold	Income for Period Ended 9/30/2007
T. Rowe Price Reserve Investment Fund	7,589,435	70,221,909	(74,970,841)	2,840,503	$0	$179,365

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—107.4% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
DRS Technologies, Inc. 6.875%, 11/01/13	$375,000	$375,000
L-3 Communications Corp. 6.375%, 10/15/15	250,000	245,625
7.625%, 06/15/12	400,000	409,000

		1,029,625

Airlines—0.2%
Continental Airlines, Inc. 6.541%, 09/15/08	11,456	11,342
Northwest Airlines, Inc. 5.520%, 05/20/14 (a)	2,182,974	2,183,629

		2,194,971

Asset Backed—10.1%
ACE Securities Corp. 5.261%, 02/25/31 (a)	3,373,867	3,324,326
Amortizing Residential Collateral Trust 6.331%, 08/25/32 (a)	123,574	56,957
Argent Securities, Inc. 5.565%, 05/25/36 (a)	807,109	806,210
Asset Backed Securities Corp. 8.161%, 04/15/33 (a)	68,866	65,684
Bear Stearns Asset Backed Securities Trust 5.875%, 01/25/34 (a)	101,022	96,300
6.000%, 10/25/36	6,296,349	6,137,052
6.500%, 10/25/36	6,287,023	6,347,944
6.758%, 08/25/37 (a)	4,310,528	4,336,046
Countrywide Asset Backed Certificates 6.570%, 06/25/34 (a)	850,000	758,145
Countrywide Home Equity Loan Trust 5.893%, 12/25/31 (a)	3,593,190	3,530,897
Ellington Loan Acquisition Trust (144A) 6.600%, 05/25/37 (a)	4,341,501	4,341,892
6.850%, 05/25/37 (a)	4,400,000	4,400,616
First Franklin Mortgage Loan Asset Backed Cettificates
5.905%, 12/25/32 (a)	53,715	53,225
GMAC Mortgage Corp. Loan Trust 5.715%, 11/25/36 (a)	11,400,000	11,216,796
Green Tree Financial Corp. 7.070%, 01/15/29	440,505	454,107
GSAMP Trust 5.221%, 07/05/36 (a)	1,769,918	1,689,520
GSAMP Trust (144A) 5.241%, 05/25/36 (a)	4,118,105	3,706,459
GSRPM Mortgage Loan Trust (144A) 5.805%, 03/25/35 (a)	2,794,498	2,655,025
Indymac Seconds Asset Backed Trust 5.261%, 06/25/36 (a)	3,328,568	2,733,414
Lehman XS Trust 5.261%, 06/25/37 (a)	7,379,504	7,341,338
5.625%, 06/25/37 (a)	2,791,618	2,783,560
Long Beach Mortgage Loan Trust 5.270%, 11/25/35 (a)	2,121,224	2,107,151
5.669%, 01/21/31 (a)	59,775	58,733

Security Description	Face Amount	Value

Asset Backed—(Continued)
Merrill Lynch Mortgage Investors NIM Trust (144A)
5.000%, 09/25/35	$6,965	$6,601
Mid-State Trust 7.340%, 07/01/35	574,919	615,431
Morgan Stanley IXIS Real Estate Capital Trust 5.161%, 07/25/36 (a)	2,025,415	2,018,487
Morgan Stanley Mortgage Loan Trust 5.251%, 03/25/36 (a)	2,582,234	2,427,631
RAAC Series (144A) 5.381%, 08/25/35 (a)	3,429,892	3,313,648
SACO I Trust 5.261%, 06/25/36 (a)	3,121,170	2,775,474
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34	35,690	2,375
7.750%, 04/27/33	783	110
SLM Student Loan Trust 5.350%, 07/25/17 (a)	4,419,200	4,415,520
5.360%, 04/25/18 (a)	1,820,620	1,820,584
Structured Asset Securities Corp. (144A) 5.241%, 02/25/36 (a)	3,485,373	2,373,009
Varick Structured Asset Fund, Ltd. (144A) 6.736%, 11/01/35 (b) (c) (d)	1,202,498	0
Washington Mutual Master Note Trust (144A)
5.783%, 09/16/13 (a)	4,150,000	4,087,651

		92,857,918

Auto Components—0.0%
Visteon Corp. 8.250%, 08/01/10 (e)	280,000	246,400

Automobiles—0.5%
DaimlerChrysler North America Holdings Corp.
4.050%, 06/04/08	2,053,000	2,030,509
Ford Motor Co. 6.625%, 10/01/28	135,000	100,575
7.450%, 07/16/31 (e)	2,045,000	1,605,325
8.900%, 01/15/32	105,000	86,625
General Motors Corp. 8.250%, 07/15/23 (e)	685,000	599,375
8.375%, 07/15/33 (e)	35,000	30,669

		4,453,078

Building Products—0.0%
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (f)	225,000	201,375

Capital Markets—1.2%
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	2,672,511
5.150%, 10/01/15	1,430,000	1,371,200
6.625%, 03/15/12	70,000	73,477
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10	3,050,000	2,968,233

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—(Continued)
Morgan Stanley 3.625%, 04/01/08	$365,000	$362,567
5.625%, 01/09/12	1,290,000	1,300,209
5.810%, 10/18/16 (a)	490,000	468,779
The Bear Stearns Cos., Inc. 5.550%, 01/22/17 (e)	1,130,000	1,066,684
The Goldman Sachs Group, L.P. 4.500%, 06/15/10	1,110,000	1,094,037

		11,377,697

Chemicals—0.0%
Equistar Chemicals, L.P. 10.625%, 05/01/11	129,000	134,805
Georgia Gulf Corp. 9.500%, 10/15/14 (e)	100,000	91,500
Key Plastics, LLC (144A) 10.250%, 03/15/17	250,000	250

		226,555

Commercial Banks—2.6%
Bank of America Corp. 5.420%, 03/15/17	2,000,000	1,944,570
Capital One Bank 5.750%, 09/15/10	50,000	50,506
Glitnir Banki Hf (144A) 6.330%, 07/28/11	720,000	732,413
6.693%, 06/15/16 (a)	1,400,000	1,430,813
HSBC Finance Corp. 4.625%, 01/15/08	2,700,000	2,693,625
ICICI Bank, Ltd. 6.375%, 04/30/22 (a) (e)	939,000	880,122
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	844,000	789,224
Kaupthing Bank Hf (144A) 5.750%, 10/04/11	350,000	345,499
6.050%, 04/12/11 (a)	2,040,000	2,023,560
7.125%, 05/19/16	450,000	454,153
Landsbanki Islands Hf (144A) 6.100%, 08/25/11	2,000,000	2,026,266
Royal Bank of Scotland Group, Plc. 5.250%, 03/31/49 (a)	500,000	500,000
6.990%, 10/29/49 (a)	790,000	804,781
7.640%, 12/31/49	500,000	500,000
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,195,105
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a)	1,100,000	1,019,972
TuranAlem Finance BV 8.250%, 01/22/37	1,620,000	1,413,450
TuranAlem Finance BV (144A) 8.250%, 01/22/37	1,870,000	1,580,150
Wachovia Corp. 5.250%, 08/01/14	3,110,000	3,047,959

		23,432,168

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—20.6%
American Home Mortgage Investment Trust 5.294%, 06/25/45	$4,239,778	$4,198,728
Banc of America Funding Corp. 5.666%, 05/20/36 (a)	1,942,930	1,923,699
Banc of America Mortgage Securities, Inc. 4.820%, 09/25/35 (a)	4,897,635	4,821,560
Bear Stearns Structured Products, Inc. (144A) 6.398%, 09/25/37 (a)	9,100,000	8,960,042
Bear Sterns Adjustable Rate Mortgage Trust 4.650%, 10/25/35 (a)	2,700,000	2,636,724
Citigroup Mortgage Loan Trust, Inc. 5.674%, 12/25/35 (a)	7,010,027	7,008,813
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	522,858
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	658,914	665,778
Countrywide Alternative Loan Trust 5.696%, 07/25/36 (a)	4,145,674	4,052,102
5.705%, 05/25/36 (a)	3,110,245	3,049,142
5.868%, 11/20/35 (a)	5,409,380	5,294,029
Credit Suisse Mortgage Capital Certificates 5.609%, 02/15/39 (a)	3,270,000	3,280,071
Crusade Global Trust 5.836%, 09/18/34 (a)	667,592	668,974
EMC Mortgage Loan Trust (144A) 5.770%, 05/25/43	3,763,237	3,768,167
6.020%, 01/25/41	700,000	680,932
First Union National Bank Commercial Mortgage
0.780%, 05/17/32 (a) (g)	10,953,741	211,500
Greenpoint Mortgage Funding Trust 5.211%, 03/25/37 (a)	6,719,961	6,605,219
GSMPS Mortgage Loan Trust (144A) 5.481%, 01/25/35 (a)	1,832,102	1,809,957
GSR Mortgage Loan Trust 4.938%, 10/25/35 (a)	1,389,113	1,389,913
5.181%, 01/25/36 (a)	4,247,700	4,227,290
Harborview Mortgage Loan Trust 5.723%, 06/25/37 (a)	7,870,105	7,647,299
5.753%, 01/19/36 (a)	2,759,484	2,699,846
Impac Secured Assets CMN Owner Trust 5.451%, 03/25/36 (a)	3,507,408	3,441,586
Indymac INDA Mortgage Loan Trust 6.867%, 11/25/37 (a)	4,650,000	4,647,457
Indymac Index Mortgage Loan Trust 5.326%, 03/25/35 (a)	2,782,107	2,775,040
5.865%, 01/25/35 (a)	3,451,412	3,369,379
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	4,960,000	5,055,700
Luminent Mortgage Trust 5.321%, 05/25/46 (a)	3,652,636	3,553,554
Mastr Seasoned Securities Trust 6.202%, 10/25/32 (a)	1,201,183	1,207,921
Merit Securities Corp. (144A) 7.005%, 09/28/32 (a)	991,588	913,526
Merrill Lynch Mortgage Investors, Inc. 5.031%, 05/25/34 (a)	1,287,659	1,236,016

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Mortgage Trust 5.843%, 05/12/39 (a)	$1,890,000	$1,918,675
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485%, 03/12/51 (a)	2,070,000	2,046,657
5.810%, 06/12/50 (a)	6,940,000	7,008,952
Morgan Stanley Capital I 5.692%, 04/15/49	2,240,000	2,243,975
Morgan Stanley Mortgage Loan Trust 5.441%, 06/26/36 (a)	4,034,647	4,014,877
Novastar Mortgage-Backed Notes 5.695%, 06/25/36 (a)	3,394,181	3,297,308
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,532,332	1,539,228
6.000%, 11/25/36	5,888,281	5,806,964
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	3,445,825	3,411,333
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	8,163,496	8,059,412
Structured Adjustable Rate Mortgage Loan Trust
5.200%, 01/25/35 (a)	2,221,846	2,218,329
Structured Asset Mortgage Investments, Inc. 7.508%, 08/25/35 (a)	474,956	480,019
Thornburg Mortgage Securities Trust 5.331%, 12/25/35 (a)	7,371,304	7,352,442
5.361%, 12/25/35 (a)	2,187,279	2,179,923
WaMu Mortgage Pass-Through Certificates 5.358%, 08/25/36	7,484,250	7,431,234
5.401%, 12/25/45 (a)	5,570,837	5,464,209
5.411%, 11/25/45 (a)	1,207,490	1,179,680
5.421%, 07/25/45 (a)	82,351	80,116
5.421%, 10/25/45 (a)	2,303,026	2,251,793
5.505%, 04/25/37 (a)	3,059,230	3,053,654
5.684%, 03/25/37 (a)	3,544,475	3,537,378
5.945%, 09/25/36 (a)	1,977,944	1,984,818
Wells Fargo Mortgage Backed Securities Trust
4.492%, 06/25/35 (a)	651,377	647,615
4.539%, 02/25/35 (a)	5,830,291	5,761,846
5.240%, 05/25/36 (a)	1,509,902	1,499,465
Zuni Mortgage Loan Trust 5.261%, 06/25/36 (a)	2,860,750	2,838,846

		189,631,570

Commercial Services & Supplies—0.4%
Allied Waste North America, Inc. 6.375%, 04/15/11 (e)	100,000	100,250
7.250%, 03/15/15	275,000	280,500
7.875%, 04/15/13	75,000	77,438
Corrections Corp. of America 6.250%, 03/15/13	150,000	147,750
6.750%, 01/31/14	275,000	274,656
Hertz Corp. 8.875%, 01/01/14	205,000	211,150
10.500%, 01/01/16 (e)	115,000	124,200
Interface, Inc. 10.375%, 02/01/10	150,000	158,250

Security Description	Face Amount	Value

Commercial Services & Supplies—(Continued)
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (c)	$250,000	$250
Service Corp. International 7.500%, 04/01/27	330,000	308,550
7.625%, 10/01/18	125,000	129,687
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,338,681

		3,151,362

Communications Equipment—0.0%
Intelsat Corp. 9.000%, 08/15/14	81,000	83,430
9.000%, 06/15/16	155,000	159,650

		243,080

Consumer Finance—0.6%
American Express Co. 6.800%, 09/01/66 (a)	1,030,000	1,055,538
SLM Corp. 5.000%, 10/01/13	1,465,000	1,279,232
5.000%, 04/15/15	60,000	50,323
5.050%, 11/14/14	310,000	262,901
5.375%, 05/15/14	2,955,000	2,578,799
5.625%, 08/01/33 (e)	295,000	227,084

		5,453,877

Containers & Packaging—0.1%
Graham Packaging Co., Inc. 8.500%, 10/15/12 (e)	280,000	277,900
9.875%, 10/15/14 (e)	145,000	143,550
Graphic Packaging International Corp. 9.500%, 08/15/13	300,000	308,250
Owens-Brockway Glass Container, Inc. 8.250%, 05/15/13	50,000	51,750
Owens-Illinois, Inc. 7.350%, 05/15/08	275,000	276,031
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	207,000
Radnor Holdings Corp. 11.000%, 03/15/10 (c)	175,000	219

		1,264,700

Diversified Financial Services—4.7%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (a)	815,000	763,688
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	773,406
Airplane Pass Through Trust 10.875%, 03/15/19 (b) (c) (d)	246,925	0
Anadarko Finance Co. 7.500%, 05/01/31	1,500,000	1,633,579
Basell AF SCA (144A) 8.375%, 08/15/15 (e)	230,000	209,875

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Chukchansi Economic Development Authority (144A)
8.000%, 11/15/13	$100,000	$101,000
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	472,941
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (e)	820,000	810,316
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	1,992,943
European Investment Bank 3.500%, 03/21/12	870,000	866,796
FMC Finance III S.A. (144A) 6.875%, 07/15/17	750,000	746,250
Ford Motor Credit Co. 7.375%, 10/28/09	5,150,000	5,049,871
7.875%, 06/15/10	1,975,000	1,930,610
10.944%, 06/15/11 (a)	904,000	922,366
GMAC, LLC 4.375%, 12/10/07 (e)	370,000	368,200
5.125%, 05/09/08 (e)	260,000	257,942
5.625%, 05/15/09	1,410,000	1,372,707
5.850%, 01/14/09	370,000	362,138
6.625%, 05/15/12	5,090,000	4,749,504
6.750%, 12/01/14	670,000	607,272
6.875%, 09/15/11	1,325,000	1,260,955
7.250%, 03/02/11	40,000	38,777
8.000%, 11/01/31 (e)	1,650,000	1,618,785
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	47,459
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	318,093
Intergas Finance BV 6.375%, 05/14/17	1,410,000	1,361,637
International Lease Finance Corp. 5.875%, 05/01/13	50,000	50,197
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (b) (d)	3,316	0
Level 3 Financing, Inc. 9.250%, 11/01/14	295,000	290,575
NXP Funding, LLC 9.500%, 10/15/15 (e)	205,000	191,162
Petrobras International Finance Co. 6.125%, 10/06/16	1,190,000	1,199,152
R.H. Donnelley Finance Corp. (144A) 10.875%, 12/15/12	225,000	239,625
Residential Capital, LLC 6.000%, 02/22/11	4,520,000	3,683,800
6.500%, 06/01/12	480,000	388,800
7.460%, 04/17/09 (a)	160,000	136,000
7.595%, 05/22/09 (a)	470,000	399,500
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A)
6.299%, 05/15/17	570,000	536,598
Sprint Capital Corp. 6.900%, 05/01/19	30,000	30,119
8.375%, 03/15/12	1,725,000	1,899,285
8.750%, 03/15/32	200,000	229,348

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
SunTrust Capital VIII 6.100%, 12/01/66 (a)	$650,000	$589,649
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,100,000	1,993,589
TNK-BP Finance S.A. 7.500%, 07/18/16	108,000	107,135
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	670,000	623,971
7.500%, 07/18/16	1,080,000	1,072,548
Wells Fargo Capital X 5.950%, 12/15/36	930,000	853,413

		43,151,576

Diversified Telecommunication Services—0.5%
Citizens Communications Co. 7.125%, 03/15/19	165,000	162,525
7.875%, 01/15/27	250,000	243,750
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	303,000	306,788
Qwest Corp. 8.875%, 03/15/12	275,000	300,094
Royal KPN NV 8.000%, 10/01/10	990,000	1,064,874
Verizon Florida, Inc. 6.125%, 01/15/13	70,000	72,406
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,917,197
Windstream Corp. 8.625%, 08/01/16	450,000	479,812

		4,547,446

Electric Utilities—0.8%
Dominion Resources, Inc. 5.700%, 09/17/12	1,350,000	1,354,745
Edison Mission Energy 7.000%, 05/15/17	390,000	384,150
7.200%, 05/15/19	520,000	512,200
7.625%, 05/15/27	190,000	183,350
Exelon Corp. 5.625%, 06/15/35	595,000	532,788
FirstEnergy Corp. 6.450%, 11/15/11	770,000	796,076
7.375%, 11/15/31	1,455,000	1,592,250
Williams Cos., Inc. 7.125%, 09/01/11	50,000	51,813
7.500%, 01/15/31	320,000	332,000
7.625%, 07/15/19	125,000	133,906
7.750%, 06/15/31	420,000	441,525
7.875%, 09/01/21	125,000	135,938
8.750%, 03/15/32	325,000	374,156

		6,824,897

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Energy Equipment & Services—0.2%
Compagnie Generale de Geophysique- Veritas
7.500%, 05/15/15	$115,000	$118,450
7.750%, 05/15/17	480,000	494,400
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	180,000	177,961
6.300%, 02/01/09	200,000	202,655
6.750%, 03/15/11	870,000	905,640
SemGroup, L.P. (144A) 8.750%, 11/15/15	75,000	73,313

		1,972,419

Federal Agencies—49.3%
Farmer Mac Guaranteed Notes Trust 5.125%, 04/19/17	3,400,000	3,386,842
Federal Farm Credit Bank 4.500%, 10/17/12	2,060,000	2,049,247
Federal Home Loan Bank 5.000%, 12/21/15 (e)	3,660,000	3,682,751
5.400%, 01/02/09	1,420,000	1,420,010
5.500%, 05/21/09	6,120,000	6,123,470
5.500%, 07/15/36 (e)	3,700,000	3,813,886
Federal Home Loan Mortgage Corp. 5.362%, 02/01/36 (a)	2,717,754	2,721,898
5.500%, 12/01/36	30,241,728	29,616,206
5.821%, 02/01/37 (a)	1,291,947	1,303,434
5.959%, 05/01/37 (a)	3,603,338	3,647,620
6.000%, 09/01/37	6,730,000	6,737,962
6.033%, 05/01/37 (a)	2,968,000	3,013,383
11.565%, 06/15/21 (a) (g)	86	1,562
Federal National Mortgage Association 5.000%, 02/01/36	16,533,320	15,796,582
5.000%, TBA	86,700,000	82,685,726
5.117%, 10/01/35 (a)	1,262,735	1,274,681
5.500%, 04/01/36	9,213,958	8,932,912
5.500%, 01/01/37	7,528,969	7,375,903
5.500%, TBA	45,100,000	44,683,562
5.515%, 02/01/37 (a)	7,779,494	7,797,584
6.000%, 10/01/36	16,160,051	16,186,959
6.000%, TBA	90,100,000	90,193,610
6.500%, 03/01/26	19,179	19,679
6.500%, TBA	24,040,000	24,475,725
7.000%, 05/01/26	3,636	3,786
7.500%, 12/01/29	6,100	6,401
7.500%, 06/01/30	12,153	12,720
7.500%, 08/01/30	1,198	1,254
7.500%, 11/01/30	46,441	48,608
7.500%, 02/01/31	1,958	2,049
8.000%, 08/01/27	4,706	4,980
8.000%, 01/01/31	256,861	272,010
8.500%, 08/01/19	111,808	119,283
10.400%, 04/25/19	4,434	4,788
Government National Mortgage Association 5.500%, 05/20/37	9,876,510	9,705,661
6.000%, TBA	74,900,000	75,368,125

		452,490,859

Security Description	Face Amount	Value

Food & Staples Retailing—0.0%
Safeway, Inc. 7.250%, 02/01/31	$50,000	$53,586

Food Products—0.1%
Dole Food Co., Inc. 7.250%, 06/15/10	285,000	269,325
8.750%, 07/15/13 (a) (e)	125,000	121,875
8.875%, 03/15/11 (e)	150,000	146,250

		537,450

Foreign Government—0.7%
Colombia Government International Bond 7.375%, 09/18/37	735,000	808,500
Mexico Government International Bond 5.625%, 01/15/17 (e)	1,260,000	1,256,220
5.875%, 01/15/14 (e)	760,000	782,420
6.750%, 09/27/34 (e)	851,000	925,463
10.375%, 02/17/09	238,000	255,850
Panama Government International Bond 6.700%, 01/26/36 (e)	37,000	38,018
9.375%, 04/01/29	18,000	24,120
Region of Lombardy Italy 5.804%, 10/25/32	925,000	945,434
Russian Federation 7.500%, 03/31/30 (a)	31,840	35,912
11.000%, 07/24/18	950,000	1,339,975

		6,411,912

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	590,000	693,357

Government Agency—0.8%
Tennessee Valley Authority 5.980%, 04/01/36	2,320,000	2,544,063
Virginia Housing Development Authority 6.000%, 06/25/34	4,632,764	4,632,626

		7,176,689

Health Care Providers & Services—0.5%
Community Health Systsems, Inc. 8.875%, 07/15/15	500,000	513,750
DaVita, Inc. 6.625%, 03/15/13	405,000	401,962
HCA, Inc. 6.250%, 02/15/13	543,000	480,555
6.375%, 01/15/15	275,000	234,438
6.500%, 02/15/16 (e)	494,000	419,900
HCA, Inc. (144A) 9.125%, 11/15/14	90,000	94,950
9.250%, 11/15/16	690,000	733,125
9.625%, 11/15/16	132,000	140,910
IASIS Healthcare, LLC 8.750%, 06/15/14	350,000	354,375

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—(Continued)
Tenet Healthcare Corp. 6.875%, 11/15/31	$95,000	$71,013
7.375%, 02/01/13	325,000	275,437
Vanguard Health Holdings Co. I, LLC 0/11.250%, 10/01/15 (e) (f)	210,000	156,975
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	580,000	562,600

		4,439,990

Hotels, Restaurants & Leisure—0.3%
Boyd Gaming Corp. 6.750%, 04/15/14	100,000	98,000
Caesars Entertainment, Inc. 8.125%, 05/15/11	50,000	51,000
Carrols Corp. 9.000%, 01/15/13	205,000	194,750
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (e)	110,000	116,050
Las Vegas Sands Corp. 6.375%, 02/15/15	225,000	217,688
MGM MIRAGE 6.750%, 09/01/12	320,000	314,800
7.625%, 01/15/17 (e)	435,000	430,650
Station Casinos, Inc. 6.500%, 02/01/14	125,000	110,000
7.750%, 08/15/16	500,000	495,000
Turning Stone Casino Resort Enterprise (144A)
9.125%, 12/15/10	275,000	280,500

		2,308,438

Household Durables—0.0%
Simmons Bedding Co. 7.875%, 01/15/14	175,000	168,000

Independent Power Producers & Energy Traders—0.3%
Duke Energy Corp. 4.200%, 10/01/08	50,000	49,493
5.625%, 11/30/12	370,000	375,053
NRG Energy, Inc. 7.250%, 02/01/14	155,000	155,388
7.375%, 02/01/16	715,000	716,787
TXU Corp. 5.550%, 11/15/14	420,000	338,734
6.500%, 11/15/24	490,000	392,735
6.550%, 11/15/34 (e)	1,040,000	815,634

		2,843,824

Industrial Conglomerates—0.6%
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,072,147
Tyco International Group S.A. 6.000%, 11/15/13	2,660,000	2,685,057
6.125%, 11/01/08	50,000	50,548

		5,807,752

Security Description	Face Amount	Value

Insurance—0.3%
American International Group, Inc. 6.250%, 03/15/37	$760,000	$715,508
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	1,880,000	1,817,687

		2,533,195

IT Services—0.7%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,270,000	1,292,977
First Data Corp. 7.960%, 10/15/14	4,800,000	4,608,000
SunGard Data Systems, Inc. 9.125%, 08/15/13	280,000	291,200

		6,192,177

Leisure Equipment & Products—0.1%
Herbst Gaming, Inc. 8.125%, 06/01/12	225,000	201,656
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	375,000	386,250
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	226,688

		814,594

Media—1.5%
CCH I Holdings, LLC 11.000%, 10/01/15	984,000	996,300
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	1,035,843
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	50,000	56,042
8.875%, 05/01/17	600,000	708,420
Comcast Corp. 5.875%, 02/15/18	170,000	167,219
6.500%, 01/15/15	1,890,000	1,952,865
CSC Holdings, Inc. 6.750%, 04/15/12	350,000	336,875
8.125%, 08/15/09	200,000	203,500
Dex Media West, LLC 9.875%, 08/15/13	267,000	284,021
Dex Media, Inc. 0/9.000%, 11/15/13 (f)	295,000	277,300
DirecTV Holdings, LLC 8.375%, 03/15/13	162,000	168,277
EchoStar DBS Corp. 6.625%, 10/01/14	845,000	849,225
Idearc, Inc. 8.000%, 11/15/16	580,000	578,550
Lamar Media Corp. 6.625%, 08/15/15	455,000	439,075
Liberty Media, LLC 7.875%, 07/15/09	2,540,000	2,614,130
R.H. Donnelley Corp. 6.875%, 01/15/13	225,000	212,625
8.875%, 01/15/16	225,000	229,219

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	$510,000	$598,032
Time Warner, Inc. 6.875%, 05/01/12	1,270,000	1,332,587
7.625%, 04/15/31	50,000	54,384
7.700%, 05/01/32	120,000	131,762
TL Acquisitions, Inc. (144A) 10.500%, 01/15/15 (e)	220,000	217,250
Univision Communications, Inc. (144A) 9.750%, 03/15/15 (e)	200,000	195,000
Videotron Ltee 6.375%, 12/15/15	250,000	235,000

		13,873,501

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	630,000	688,275
Steel Dynamics, Inc. (144A) 6.750%, 04/01/15	370,000	357,050
Vale Overseas, Ltd. 6.875%, 11/21/36	2,740,000	2,822,932
8.250%, 01/17/34	60,000	71,012

		3,939,269

Multi-Utilities—0.3%
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	104,938
Dynegy Holdings, Inc. (144A) 7.750%, 06/01/19	585,000	559,406
Pacific Gas & Electric Co. 5.800%, 03/01/37	430,000	406,392
6.050%, 03/01/34	770,000	756,210
The AES Corp. 7.750%, 03/01/14	35,000	35,525
8.875%, 02/15/11	150,000	156,562
9.375%, 09/15/10 (e)	403,000	425,165
9.500%, 06/01/09	100,000	104,000

		2,548,198

Multiline Retail—0.0%
The Neiman Marcus Group, Inc. 10.375%, 10/15/15 (e)	155,000	168,950

Office Electronics—0.0%
Xerox Corp. 6.400%, 03/15/16	360,000	364,453

Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,140,000	1,122,329
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	24,125
6.375%, 06/15/15	425,000	417,031
6.500%, 08/15/17	450,000	437,625

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips Holding Co. 6.950%, 04/15/29	$1,230,000	$1,352,790
El Paso Corp. 7.000%, 06/15/17	2,410,000	2,447,078
7.375%, 12/15/12	50,000	51,600
7.750%, 01/15/32	179,000	181,764
7.800%, 08/01/31	45,000	45,688
7.875%, 06/15/12 (e)	575,000	601,371
Exco Resources, Inc. 7.250%, 01/15/11	465,000	462,675
Gaz Capital for Gazprom (144A) 6.212%, 11/22/16	1,880,000	1,863,456
6.510%, 03/07/22	1,220,000	1,207,678
8.625%, 04/28/34	800,000	1,032,480
Hess Corp. 7.300%, 08/15/31	1,060,000	1,161,995
7.875%, 10/01/29	140,000	160,918
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	518,020
7.875%, 09/15/31	2,270,000	2,624,890
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	430,000
OPTI Canada, Inc. (144A) 8.250%, 12/15/14	310,000	312,325
Peabody Energy Corp. 6.875%, 03/15/13	120,000	121,200
Pemex Project Funding Master Trust 5.750%, 12/15/15	300,000	300,184
6.625%, 06/15/35	150,000	154,571
Pogo Producing Co. 6.625%, 03/15/15	55,000	55,138
6.875%, 10/01/17	245,000	246,225
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	246,250
Stone Energy Corp. 8.250%, 12/15/11 (e)	425,000	423,938
Swift Energy Co. 7.625%, 07/15/11	350,000	350,875
Valero Energy Corp. 4.750%, 06/15/13	50,000	47,695
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	196,800
7.250%, 05/01/12	50,000	49,125
XTO Energy, Inc. 7.500%, 04/15/12	390,000	421,397

		19,069,236

Paper & Forest Products—0.1%
Appleton Papers, Inc. 9.750%, 06/15/14	150,000	149,625
Weyerhaeuser Co. 6.750%, 03/15/12	680,000	705,964

		855,589

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Pharmaceuticals—0.1%
Wyeth 5.500%, 03/15/13 (a)	$50,000	$49,898
5.950%, 04/01/37	1,190,000	1,148,376

		1,198,274

Real Estate Investment Trusts—0.2%
Boston Properties, L.P. 6.250%, 01/15/13	65,000	66,013
Host Marriott, L.P. 6.375%, 03/15/15	350,000	342,125
iStar Financial, Inc. 5.150%, 03/01/12 (e)	50,000	46,265
Realogy Corp. (144A) 12.375%, 04/15/15 (e)	1,400,000	1,057,000

		1,511,403

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc. 8.875%, 12/15/14	120,000	115,800

Specialty Retail—0.0%
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (b) (c) (d)	350,000	0
The Limited, Inc. 6.950%, 03/01/33	60,000	56,015

		56,015

Textiles, Apparel & Luxury Goods—0.0%
Levi Strauss & Co. 9.750%, 01/15/15 (e)	250,000	262,500
Oxford Industries, Inc. 8.875%, 06/01/11	120,000	121,200

		383,700

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 5.500%, 01/05/09 (a)	460,000	436,039
5.756%, 06/18/08 (a)	570,000	558,036
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	67,153

		1,061,228

Tobacco—0.2%
Altria Group, Inc. 7.000%, 11/04/13	1,100,000	1,195,398
Reynolds American, Inc. 6.750%, 06/15/17	575,000	588,096

		1,783,494

Trading Companies & Distributors—0.0%
The Holt Group, Inc. 9.750%, 01/15/49 (b) (c) (d)	200,000	0

Security Description	Face Amount	Value

U.S. Treasury—5.6%
U.S. Treasury Bonds 4.750%, 02/15/37 (e)	$340,000	$335,298
5.000%, 05/15/37 (e)	1,640,000	1,682,281
5.500%, 08/15/28	500,000	539,687
6.125%, 11/15/27	200,000	231,422
8.875%, 08/15/17 (e)	340,000	453,050
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (e)	1,479,781	1,413,191
2.375%, 01/15/27 (e)	7,034,117	7,119,849
U.S. Treasury Inflation Indexed Notes (TII) 0.875%, 04/15/10 (e)	582,751	563,402
2.000%, 01/15/16 (e)	4,293,240	4,196,642
2.375%, 04/15/11 (e)	776,586	781,621
2.500%, 07/15/16 (e)	1,165,527	1,187,199
U.S. Treasury Notes 2.375%, 01/15/17 (e)	506,126	509,764
3.500%, 02/15/10 (e)	6,930,000	6,850,956
4.000%, 04/15/10 (e)	12,500,000	12,500,975
4.500%, 03/31/09 (e)	6,560,000	6,610,735
4.500%, 03/31/12 (e)	670,000	678,113
4.625%, 10/31/11 (e)	130,000	132,316
4.625%, 07/31/12 (e)	1,890,000	1,922,928
4.750%, 08/15/17 (e)	340,000	344,569
4.875%, 05/31/11 (e)	2,890,000	2,965,862

		51,019,860

Wireless Telecommunication Services—0.3%
American Tower Corp. 7.500%, 05/01/12 (e)	150,000	154,125
Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	63,302
Nextel Communications, Inc. 6.875%, 10/31/13	1,295,000	1,300,179
7.375%, 08/01/15	800,000	813,044

		2,330,650

Yankee—0.1%
Methanex Corp. 8.750%, 08/15/12	225,000	238,500
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	196,877
Rogers Cable, Inc. 8.750%, 05/01/32	375,000	442,086
Smurfit Capital Funding, Plc. 7.500%, 11/20/25	275,000	264,000

		1,141,463

Total Fixed Income (Identified Cost $995,240,225)		986,153,620

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Preferred Stock—0.1%

Security Description	Shares	Value

Diversified Financial Services—0.1%
Resona Preferred Global Securities Cayman, Ltd. (144A) (a)	770,000	$772,711
TCR Holdings (Class B) (d) (h)	840	1
TCR Holdings (Class C) (b) (d) (h)	462	0
TCR Holdings (Class D) (d) (h)	1,219	1
TCR Holdings (Class E) (d) (h)	2,521	3

		772,716

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association (144A)	3,400	177,225

Total Preferred Stock (Identified Cost $977,306)		949,941

Common Stock—0.0%

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (h)	2,424	10,908

Diversified Financial Services—0.0%
ContiFinancial Corp. (Liquidating Unit Trust) (i)	234,073	73

Food Products—0.0%
Imperial Sugar Co. (e)	172	4,495

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (d) (h)	674,618	6,746

Total Common Stock (Identified Cost $364,358)		22,222

Escrow Shares—0.0%

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	250,000	0

Total Escrow Shares (Identified Cost $0)		0

Warrants—0.0%

Foreign Government—0.0%
Republic of Venezuela (d) (h)	3,750	140,625

Household Durables—0.0%
Winsloew Furniture, Inc. (144A) (d) (h)	200	2

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	1,701	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (b) (d) (h)	125	0

Total Warrants (Identified Cost $43,682)		140,627

Fixed Income—Convertible—0.0%
Security Description	Face Amount	Value

Automobiles—0.0%
Ford Motor Co. 4.250%, 12/15/36	$170,000	$198,687

Total Fixed Income—Convertible (Identified Cost $170,000)		198,687

Short Term Investments—29.6%

Discount Notes—0.4%
Federal National Mortgage Association 5.010%, 03/17/08	3,500,000	3,418,170

Repurchase Agreement—29.2%
Merrill Lynch Repurchase Agreement dated 09/28/07 at 4.75% to be repurchased at $268,706,320 on 10/01/07, collateralized by $275,004,000 Federal National Mortgage Association Zero Coupon due 10/31/07 with a value of $273,972,000.	268,600,000	268,600,000

Total Short Term Investments (Identified Cost $272,018,170)		272,018,170

Total Investments—137.1% (Identified Cost $1,268,813,741) (j)		1,259,483,267
Liabilities in excess of other assets		(340,667,275)

Total Net Assets—100%		$918,815,992

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Zero Valued Security.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Security was valued in good faith under procedures established by the Board of Directors.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

(e)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $71,361,149 and the collateral received consisted of cash in the amount of $65,048,104 and securities with a market value of $7,874,252.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Non-Income Producing.
(i)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(j)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $1,268,813,741 and the composition of unrealized appreciation and depreciation of investment securities was $4,617,016 and $(13,947,490), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $88,759,511, which is 9.7% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Japanese Yen (bought)	11/7/2007	725,562,000	$6,201,385	$6,339,600	$138,215
Japanese Yen (sold)	11/7/2007	725,562,000	6,432,002	6,339,600	(92,402)

Net Unrealized Appreciation					$45,813

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
German Treasury Bonds 10 Year Futures	12/6/2007	218	$24,591,360	$24,564,240	$(27,120)
Eurodollar Futures	6/16/2008	99	23,442,458	23,667,188	224,730
Eurodollar Futures	12/17/2007	35	8,308,738	8,326,063	17,325
U.S. Treasury Bond Futures	12/19/2007	176	19,563,185	19,596,500	33,315
U.S. Treasury Notes 2 Year Futures	12/31/2007	77	15,906,557	15,942,609	36,052
U.S. Treasury Notes 5 Year Futures	12/31/2007	903	96,023,609	96,649,219	625,610

Futures Contracts Short
U.S. Treasury Notes 10 Year Futures	12/19/2007	(574)	(62,615,028)	(62,727,438)	(112,410)

Net Unrealized Appreciation					$797,502

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Eurodollar Futures 95.5 Call	3/17/2008	(263)	$(181,810)	$(166,019)	$15,791

Options Written-Puts
U.S. Treasury Notes 10 Year Futures 108 Put	11/20/2007	(342)	(125,353)	(149,625)	(24,272)

Net Unrealized Depreciation					$(8,481)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—113.7% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—5.6%
AAMES Mortgage Investment Trust (144A) 5.281%, 08/25/35 (a)	$229,568	$221,249
ACE Securities Corp. 5.261%, 02/25/31 (a)	5,933,353	5,846,229
Bayview Financial Aquisition Trust 5.520%, 08/28/44 (a)	81,479	79,776
Bear Stearns Asset Backed Securities, Inc. 5.241%, 10/25/36 (a)	2,115,490	2,099,378
Compucredit Aquired Portfolio Voltage Master Trust (144A)
5.923%, 09/15/18 (a)	5,280,763	5,228,378
Countrywide Home Equity Loan Trust 5.893%, 12/25/31 (a)	6,381,010	6,270,385
6.123%, 12/15/28 (a)	798,574	786,983
EMC Mortgage Loan Trust (144A) 5.581%, 12/25/42 (a)	267,066	267,117
GMAC Mortgage Corp. Loan Trust 5.201%, 07/25/36 (a)	800,000	789,630
5.341%, 11/25/36 (a)	10,300,000	10,134,474
GSAMP Trust 5.221%, 07/05/36 (a)	2,807,457	2,679,928
GSR Mortgage Loan Trust 5.401%, 11/25/30 (a)	2,000,000	1,974,605
Indymac Seconds Asset Backed Trust 5.261%, 06/25/36 (a)	5,897,988	4,843,419
Morgan Stanley IXIS Real Estate Capital Trust 5.161%, 07/25/36 (a)	3,596,857	3,584,555
Morgan Stanley Mortgage Loan Trust 5.251%, 10/25/36 (a)	4,040,823	4,041,113
5.281%, 03/25/36 (a)	4,541,171	4,269,281
Option One Mortgage Loan Trust 5.421%, 06/25/33 (a)	251,993	247,159
SACO I Trust 5.261%, 06/25/36 (a)	5,530,495	4,917,945
5.281%, 04/25/36 (a)	1,392,286	1,177,369
5.381%, 07/25/35 (a)	248,867	248,403
5.391%, 06/25/36 (a)	86,243	82,430
SLM Student Loan Trust 5.350%, 07/25/17 (a)	7,847,889	7,841,354
5.370%, 10/25/17 (a)	2,000,000	2,000,852
Structured Asset Securities Corp. (144A) 5.241%, 02/25/36 (a)	5,528,522	3,764,084

		73,396,096

Commercial Mortgage-Backed Securities—14.0%
American Home Mortgage Assets 5.321%, 11/25/36 (a)	9,995,199	9,798,049
Banc of America Funding Corp. 5.791%, 10/25/36 (a)	357,421	357,148
Banc of America Mortgage Securities 5.013%, 07/25/35 (a)	537,647	534,657
Bear Stearns Mortgage Funding Trust 5.291%, 12/25/36 (a)	778,857	763,987
Bear Stearns Structured Products, Inc. 1.000%, 12/31/37 (a)	13,000,000	12,938,120

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Countrywide Alternative Loan Trust 5.696%, 07/25/36 (a)	$15,077,753	$14,762,418
5.726%, 07/20/35 (a)	2,177,485	2,133,295
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	10,200,000	10,010,291
CS First Boston Mortgage Securities Corp. 4.889%, 11/15/37 (a)	4,280,000	4,013,790
GE Capital Commercial Mortgage Corp. 5.512%, 11/10/45 (a)	3,000,000	3,010,401
GMAC Mortgage Corp. Loan Trust 5.000%, 11/19/35 (a)	2,505,453	2,497,060
Granite Mortgages, Plc. 5.550%, 01/20/20 (a)	62,096	61,858
Impac Secured Assets CMN Owner Trust 5.451%, 03/25/36 (a)	6,168,201	6,052,444
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	4,662,841
4.999%, 10/15/42 (a)	3,100,000	2,964,112
5.420%, 01/15/49	1,280,000	1,261,200
5.429%, 12/12/43	9,530,000	9,439,864
LB-UBS Commercial Mortgage Trust 4.858%, 12/15/39 (a)	5,500,000	5,156,512
Luminent Mortgage Trust 5.321%, 05/25/46 (a)	6,423,601	6,249,353
Master Adjustable Rate Mortgages Trust 5.331%, 05/25/47 (a)	11,633,918	11,297,720
6.105%, 12/25/46 (a)	11,091,662	10,894,230
Morgan Stanley ABS Capital I 5.391%, 03/25/35 (a)	65,855	65,843
Morgan Stanley Mortgage Loan Trust 5.201%, 06/25/36 (a)	4,697,718	4,679,789
5.446%, 06/26/36 (a)	7,119,965	7,085,077
Novastar Mortgage-Backed Notes 5.321%, 06/25/36 (a)	5,969,077	5,798,714
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	3,400,000	3,268,605
Provident Funding Mortgage Loan Trust 4.128%, 05/25/35 (a)	10,393,634	10,345,241
4.343%, 10/25/35 (a)	972,276	979,787
Residential Accredit Loans, Inc. 5.221%, 10/25/46 (a)	8,814,965	8,756,306
Residential Funding Mortgage Securities I, Inc.
4.750%, 12/25/18	4,217,695	4,074,032
Thornburg Mortgage Securities Trust 5.241%, 06/25/36 (a)	4,730,427	4,700,548
5.301%, 01/25/36 (a)	87,795	87,355
5.381%, 07/25/45 (a)	7,122,391	7,113,082
WaMu Mortgage Pass-Through Certificates 5.401%, 12/25/45 (a)	5,025,576	4,914,928
Zuni Mortgage Loan Trust 5.261%, 08/25/36 (a)	394,586	391,565

		181,120,222

Federal Agencies—71.1%
Federal Home Loan Bank 5.250%, 12/11/20	12,000,000	12,041,832

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 4.000%, 05/01/19	$157,924	$148,857
4.500%, 04/15/32	182,747	163,135
4.500%, 04/01/33	2,047,923	1,906,095
4.500%, 04/01/35	1,641,434	1,525,125
5.000%, 12/01/18	1,645,271	1,617,448
5.000%, 08/01/19	2,411,170	2,367,752
5.000%, 10/01/35	9,059,579	8,656,130
5.500%, 01/15/23 (b)	693,097	9,188
5.500%, 07/01/35	2,384,555	2,337,795
5.500%, TBA	5,000,000	4,895,310
5.896%, 01/01/37 (a)	2,460,548	2,481,645
6.000%, 10/01/10	198	201
6.000%, 10/01/28	85,384	86,094
6.000%, 11/01/28	99,103	99,926
6.500%, 08/01/13	17,132	17,592
6.500%, 03/01/26	2,083	2,136
6.500%, 07/01/26	42,282	43,346
7.000%, 07/01/11	7,262	7,477
7.500%, 05/01/32	257,314	268,428
8.000%, 12/01/19	12,132	12,626
8.000%, 07/01/20	31,713	33,127
8.000%, 09/01/30	21,643	22,933
8.500%, 06/15/21	180,681	193,318
9.000%, 10/01/17	5,584	5,670
Federal National Mortgage Association 3.500%, 02/17/09 (a)	2,000,000	1,962,480
4.000%, 08/01/19	101,696	95,828
4.000%, 08/01/20	1,198,445	1,126,374
4.000%, 05/01/33	906,008	818,909
4.500%, 05/01/19	1,243,112	1,198,099
4.500%, 09/01/19	2,779,366	2,678,725
4.500%, 03/01/20	490,569	472,463
4.500%, 04/01/20	19,851	19,119
4.875%, 01/11/08	12,300,000	12,296,691
5.000%, 10/01/17	2,958,919	2,911,238
5.000%, 12/01/17	15,026,347	14,784,209
5.000%, 02/01/18	3,194,638	3,141,938
5.000%, 03/01/18	2,648,837	2,604,643
5.000%, 04/01/18	4,015,370	3,947,020
5.000%, 05/01/18	1,135,096	1,115,774
5.000%, 06/01/18	3,583,823	3,522,820
5.000%, 11/01/18	4,061,344	3,992,213
5.000%, 10/01/20	2,215,187	2,171,936
5.000%, 08/01/35	7,746,628	7,401,432
5.000%, 06/01/37	508,335	484,905
5.000%, TBA	240,700,000	229,561,135
5.500%, 09/01/24	3,527,869	3,488,326
5.500%, 04/01/35	3,470,055	3,402,990
5.500%, 09/01/35	11,295,449	11,077,149
5.500%, 12/01/35	890,435	873,226
5.500%, TBA	277,010,000	272,204,474
5.785%, 08/01/37 (a)	12,510,265	12,663,088
6.000%, 04/01/35	8,166,575	8,203,415
6.000%, TBA	130,210,000	130,287,426

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.356%, 01/25/43 (a)	$1,030,585	$1,042,099
6.365%, 07/01/37 (a)	17,729,909	18,066,168
6.500%, 06/01/08	1,807	1,816
6.500%, 12/01/10	2,625	2,672
6.500%, 04/01/13	54,680	56,180
6.500%, 07/01/13	31,033	31,883
6.500%, 06/01/17	585,872	600,392
6.500%, 03/01/26	5,558	5,703
6.500%, 12/01/27	56,098	57,570
6.500%, 04/01/29	275,836	283,096
6.500%, 05/01/32	505,348	514,149
6.500%, 07/01/32	2,866,260	2,960,265
6.500%, TBA	62,800,000	63,938,250
6.527%, 05/25/30 (a)	161,805	161,419
7.000%, 12/01/14	29,543	30,566
7.000%, 07/01/15	5,406	5,591
7.000%, 11/01/23	5,441	5,663
7.000%, 02/01/28	20,537	21,392
7.000%, 10/01/28	131,175	136,658
7.000%, 11/01/28	8,783	9,150
7.000%, 02/01/29	36,133	37,638
7.000%, 01/01/30	13,412	13,975
7.000%, 01/01/34	736,930	764,111
7.500%, 02/01/16	91,038	94,179
7.500%, 11/01/29	72,019	75,501
7.500%, 11/01/30	34,831	36,456
7.500%, 01/01/31	13,595	14,230
8.000%, 05/01/28	11,142	11,797
8.000%, 07/01/30	846	891
8.000%, 08/01/30	14,186	14,952
8.000%, 10/01/30	13,550	14,281
8.000%, 02/01/31	315,775	334,424
8.000%, 07/01/32	1,386	1,461
11.500%, 09/01/19	628	697
12.000%, 10/01/15	39,030	44,497
12.000%, 01/15/16	1,965	2,242
12.500%, 09/20/15	3,240	3,641
12.500%, 01/15/16	25,314	28,407
Government National Mortgage Association 5.500%, 09/15/34	2,277,151	2,247,800
5.500%, 06/15/35	738,894	729,068
5.500%, 12/15/35	5,231,273	5,161,708
6.000%, TBA	45,500,000	45,784,375
6.500%, 08/15/34	733,031	749,875
7.500%, 01/15/29	14,376	15,090
7.500%, 09/15/29	14,722	15,454
7.500%, 02/15/30	19,641	20,607
7.500%, 04/15/30	30,798	32,313
7.500%, 05/15/30	13,576	14,244
7.500%, 09/15/30	27,370	28,716
8.500%, 05/15/18	24,796	26,673
8.500%, 06/15/25	139,392	150,720
9.000%, 08/15/08	890	903
9.000%, 09/15/08	1,383	1,404
9.000%, 10/15/08	10,269	10,422

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 9.000%, 12/15/08	$5,529	$5,611
9.000%, 01/15/09	7,876	8,119
9.000%, 02/15/09	949	978
9.000%, 03/15/09	3,734	3,849
9.000%, 04/15/09	11,043	11,358
9.000%, 05/15/09	5,142	5,302
9.000%, 09/15/09	6,101	6,289
9.000%, 12/15/16	17,289	18,536

		921,924,707

Government Agency—1.4%
Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	11,908,903
National Archives Facility Trust 8.500%, 09/01/19	4,995,704	6,009,383

		17,918,286

U.S. Treasury—21.6%
U.S. Treasury Bond Strips Zero Coupon, 11/15/09	7,500,000	6,903,277
U.S. Treasury Bonds 7.125%, 02/15/23 (c)	19,300,000	23,953,114
8.750%, 08/15/20 (c)	6,600,000	9,076,030
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (c)	27,034,861	25,818,293
2.375%, 01/15/27 (c)	9,957,252	10,078,611
U.S. Treasury Inflation Indexed Notes (TII) 2.375%, 04/15/11	525	529
2.500%, 07/15/16 (c)	3,919,472	3,992,351
U.S. Treasury Notes 4.000%, 04/15/10 (c)	112,360,000	112,368,764
4.250%, 08/15/14 (c)	30,000	29,789
4.625%, 07/31/12 (c)	24,680,000	25,109,975
4.750%, 05/31/12 (c)	1,570,000	1,605,692
5.000%, 07/31/08 (c)	45,300,000	45,614,971
6.000%, 08/15/09 (c)	14,790,000	15,329,598

		279,880,994

Total Fixed Income (Identified Cost $1,479,743,385)		1,474,240,305

Short Term Investments—43.6%
Security Description	Face Amount	Value

Discount Notes—0.2%
Federal National Mortgage Association 5.010%, 03/17/08	$2,295,000	$2,241,933

Repurchase Agreement—43.4%
Deutsche Bank Repurchase Agreement dated 09/28/07 at 4.80% to be repurchased at $563,825,440 on 10/01/07, collateralized by $100,000,000 Federal Home Loan Bank 5.125% due 07/30/08 with a value of $101,177,900; by $250,000,000 Federal Home Loan Mortgage Corp. 5.50% due 11/16/15 with a value of $254,740,000; and by $217,270,000 Federal Home Loan Mortgage Corp. 6.00% due 09/12/17 with a value of $218,954,277.	563,600,000	563,600,000

Total Short Term Investments (Identified Cost $565,841,933)		565,841,933

Total Investments—157.3% (Identified Cost $2,045,585,318) (d)		2,040,082,238
Liabilities in excess of other assets		(742,971,618)

Total Net Assets—100%		$1,297,110,620

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(c)	A portion or all of the security was held on loan. As of September 30, 2007, the market value of securities loaned was $268,689,483 and the collateral received consisted of cash in the amount of $257,581,266 and securities with a market value of $ 16,196,456.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $2,045,585,318 and the composition of unrealized appreciation and depreciation of investment securities was $5,675,216 and $(11,178,296), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, the market value of 144A securities was $9,480,828, which is 0.7% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation/ Depreciation
Eurodollar Futures	3/17/2008	1,519	$362,923,033	$362,585,300	$(337,733)
U.S. Treasury Bond Futures	12/19/2007	149	16,508,378	16,590,219	81,841
U.S. Treasury Notes 2 Year Futures	12/31/2007	80	16,538,994	16,563,750	24,756

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	12/31/2007	(660)	(70,222,192)	(70,640,625)	(418,433)
U.S. Treasury Notes 10 Year Futures	12/19/2007	(1,814)	(197,957,334)	(198,236,188)	(278,854)

Net Unrealized Depreciation					$(928,423)

Options Written
Options Written-Puts	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2007	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 107 Put	11/20/2007	(820)	$(247,431)	$(179,375)	$68,056

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Metropolitan Series Fund, Inc.—Capital Guardian U.S. Equity Portfolio, (Class A)	22,320,329	$304,226,080
Metropolitan Series Fund, Inc.—FI Value Leaders Portfolio, (Class A)	1,503,595	303,425,407
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	22,757,448	308,818,564

Total Mutual Funds (Identified Cost $700,468,109)		916,470,051

Total Investments—100.0% (Identified Cost $700,468,109) (a)		916,470,051
Liabilities in excess of other assets		(93,324)

Total Net Assets—100%		$916,376,727

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2007 was $700,468,109 and the unrealized appreciation of investment securities was $216,001,942.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President

Date:	November 20, 2007

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer

Date:	November 20, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.